OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2017
Estimated average burden
hours per response:	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2015

Invesco American Franchise Fund
Nasdaq:
A: VAFAX ¡ B: VAFBX ¡ C: VAFCX ¡ R: VAFRX ¡ Y: VAFIX ¡ R5: VAFNX ¡ R6: VAFFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

7	Financial Statements

9	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/14 to 2/28/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.59%
Class B Shares	6.57
Class C Shares	6.22
Class R Shares	6.53
Class Y Shares	6.76
Class R5 Shares	6.83
Class R6 Shares	6.88
S&P 500 Index▼ (Broad Market Index)	6.12
Russell 1000 Growth Index▼ (Style-Specific Index)	8.46
Lipper Large-Cap Growth Funds Index■ (Peer Group Index)	7.43
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                             Invesco American Franchise Fund

Average Annual Total Returns
As of 2/28/15, including maximum applicable sales charges
Class A Shares
Inception (6/23/05)	8.37%
5 Years	14.27
1 Year	4.86
Class B Shares
Inception (6/23/05)	8.48%
5 Years	15.11
1 Year	5.91
Class C Shares
Inception (6/23/05)	8.21%
5 Years	14.75
1 Year	9.16
Class R Shares
Inception	8.73%
5 Years	15.28
1 Year	10.73
Class Y Shares
Inception (6/23/05)	9.25%
5 Years	15.83
1 Year	11.22
Class R5 Shares
Inception	9.18%
5 Years	15.92
1 Year	11.36
Class R6 Shares
Inception	9.12%
5 Years	15.81
1 Year	11.47

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen American Franchise Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen American Franchise Fund (renamed Invesco American Franchise Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco American Franchise Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R shares incepted on May 23, 2011. Performance shown prior to that date is that of the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 12/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/23/05)	7.94%
5 Years	12.87
1 Year	2.39
Class B Shares
Inception (6/23/05)	8.06%
5 Years	13.66
1 Year	3.35
Class C Shares
Inception (6/23/05)	7.80%
5 Years	13.35
1 Year	6.54
Class R Shares
Inception	8.31%
5 Years	13.86
1 Year	8.00
Class Y Shares
Inception (6/23/05)	8.84%
5 Years	14.42
1 Year	8.62
Class R5 Shares
Inception	8.76%
5 Years	14.49
1 Year	8.76
Class R6 Shares
Inception	8.69%
5 Years	14.37
1 Year	8.74

Class R5 shares incepted on December 22, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.08%, 1.08%, 1.83%, 1.33%, 0.83%, 0.70% and 0.63%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/ or reimbursed expenses for Class B shares in the past, performance would have been lower.

3                             Invesco American Franchise Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor	Dear Shareholders:
This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                             Invesco American Franchise Fund

Schedule of Investments(a)

February 28, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.29%
Aerospace & Defense–1.92%
Honeywell International Inc.	1,421,039	$146,054,388
Raytheon Co.	461,341	50,180,061
		196,234,449

Agricultural Products–0.54%
Archer-Daniels-Midland Co.	1,156,035	55,350,956

Airlines–0.87%
Southwest Airlines Co.	2,062,708	89,191,494

Apparel, Accessories & Luxury Goods–1.19%
Michael Kors Holdings Ltd.(b)	1,804,433	121,636,829

Application Software–3.33%
salesforce.com, inc.(b)	4,904,264	340,257,836

Asset Management & Custody Banks–1.64%
Ameriprise Financial, Inc.	1,254,483	167,636,563

Biotechnology–13.28%
Alkermes PLC(b)	3,733,365	262,268,892
Amgen Inc.	1,249,632	197,091,959
Biogen Idec Inc.(b)	550,251	225,377,307
Celgene Corp.(b)	3,181,355	386,630,073
Gilead Sciences, Inc.(b)	2,390,472	247,485,566
Vertex Pharmaceuticals Inc.(b)	338,409	40,416,187
		1,359,269,984

Cable & Satellite–6.79%
Comcast Corp.–Class A	1,589,866	94,406,243
DISH Network Corp.–Class A(b)	5,031,720	377,580,269
Time Warner Cable Inc.	1,443,611	222,388,274
		694,374,786

Communications Equipment–1.69%
Cisco Systems, Inc.	3,109,815	91,770,641
Palo Alto Networks, Inc.(b)	567,684	80,736,018
		172,506,659

Construction & Engineering–0.75%
Quanta Services, Inc.(b)	2,652,511	76,339,267

Construction Materials–0.39%
Martin Marietta Materials, Inc.	279,601	39,795,610

Consumer Electronics–1.49%
Harman International Industries, Inc.	1,108,356	152,942,045

Data Processing & Outsourced Services–4.04%
Alliance Data Systems Corp.(b)	117,185	32,637,194
MasterCard, Inc.–Class A	4,229,437	381,199,157
		413,836,351

Distillers & Vintners–0.75%
Constellation Brands, Inc.–Class A(b)	666,592	76,471,434

Diversified Chemicals–0.94%
Dow Chemical Co. (The)	1,950,346	96,035,037

	Shares	Value
Drug Retail–1.27%
CVS Health Corp.	1,255,436	$130,402,137

Fertilizers & Agricultural Chemicals–1.15%
Monsanto Co.	978,537	117,845,211

General Merchandise Stores–0.86%
Dollar General Corp.(b)	1,207,319	87,675,506

Health Care Distributors–0.90%
McKesson Corp.	403,780	92,344,486

Health Care Equipment–0.30%
Medtronic PLC	389,292	30,205,166

Health Care Facilities–0.41%
HCA Holdings, Inc.(b)	588,187	42,078,898

Home Improvement Retail–3.50%
Lowe’s Cos., Inc.	4,836,075	358,304,797

Hotels, Resorts & Cruise Lines–2.95%
Carnival Corp.	5,705,141	250,969,153
Royal Caribbean Cruises Ltd.	659,775	50,420,005
		301,389,158

Household Appliances–1.56%
Whirlpool Corp.	754,562	159,929,416

Industrial Conglomerates–1.73%
Danaher Corp.	1,065,072	92,959,484
Roper Industries, Inc.	502,605	84,221,520
		177,181,004

Insurance Brokers–0.75%
Aon PLC	763,759	76,650,853

Internet Retail–3.15%
Amazon.com, Inc.(b)	407,656	154,974,505
Priceline Group Inc. (The)(b)	135,560	167,752,789
		322,727,294

Internet Software & Services–10.12%
Alibaba Group Holding Ltd.– ADR (China)(b)	1,534,990	130,658,349
Baidu, Inc.–ADR (China)(b)	245,684	50,058,115
Facebook Inc.–Class A(b)	5,110,234	403,555,179
Google Inc.–Class A(b)	590,360	332,154,246
Google Inc.–Class C(b)	111,642	62,340,893
LinkedIn Corp.–Class A(b)	210,724	56,305,453
		1,035,072,235

Investment Banking & Brokerage–1.60%
Morgan Stanley	4,577,975	163,845,725

Life Sciences Tools & Services–1.03%
Thermo Fisher Scientific, Inc.	808,675	105,127,750

Movies & Entertainment–1.51%
Twenty-First Century Fox, Inc.–Class A	2,469,358	86,427,530
Walt Disney Co. (The)	649,952	67,647,004
		154,074,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco American Franchise Fund

	Shares	Value
Oil & Gas Equipment & Services–0.24%
Baker Hughes Inc.	388,462	$24,282,760

Oil & Gas Exploration & Production–2.87%
Anadarko Petroleum Corp.	1,355,275	114,154,813
Devon Energy Corp.	1,086,587	66,922,893
Pioneer Natural Resources Co.	558,745	85,219,788
Whiting Petroleum Corp.(b)	817,488	27,655,619
		293,953,113

Oil & Gas Storage & Transportation–0.84%
Kinder Morgan Inc.	2,086,370	85,562,034

Pharmaceuticals–3.26%
Actavis PLC(b)	803,595	234,135,439
Bristol-Myers Squibb Co.	1,631,749	99,406,149
		333,541,588

Railroads–1.23%
Canadian Pacific Railway Ltd. (Canada)	280,297	52,589,323
Union Pacific Corp.	611,995	73,598,519
		126,187,842

Restaurants–1.15%
Starbucks Corp.	1,253,534	117,186,626

Semiconductor Equipment–1.25%
Applied Materials, Inc.	5,094,624	127,620,331

Semiconductors–3.43%
Micron Technology, Inc.(b)	4,689,068	143,813,715
NXP Semiconductors N.V. (Netherlands)(b)	2,438,851	207,046,256
		350,859,971

	Shares	Value
Soft Drinks–1.00%
Monster Beverage Corp.(b)	726,914	$102,582,104

Specialized Finance–0.40%
McGraw Hill Financial, Inc.	397,604	40,992,972

Specialized REIT’s–0.96%
American Tower Corp.	989,012	98,050,650

Systems Software–3.01%
Check Point Software Technologies Ltd. (Israel)(b)	1,165,951	97,345,249
Oracle Corp.	780,769	34,213,297
ServiceNow, Inc.(b)	2,319,837	176,910,770
		308,469,316

Technology Hardware, Storage & Peripherals–6.01%
Apple Inc.	4,790,080	615,333,677

Wireless Telecommunication Services–1.24%
Sprint Corp.(b)	24,805,998	127,006,710
Total Common Stocks & Other Equity Interests (Cost $6,857,367,908)		10,158,363,164

Money Market Funds–0.81%
Liquid Assets Portfolio–Institutional Class(c)	41,690,427	41,690,427
Premier Portfolio–Institutional Class(c)	41,690,426	41,690,426
Total Money Market Funds (Cost $83,380,853)		83,380,853
TOTAL INVESTMENTS–100.10% (Cost $6,940,748,761)		10,241,744,017
OTHER ASSETS LESS LIABILITIES–(0.10)%		(10,270,917)
NET ASSETS–100.00%		$10,231,473,100

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2015

Information Technology	32.9%
Consumer Discretionary	24.5
Health Care	19.2
Industrials	6.5
Financials	5.0
Energy	3.9
Consumer Staples	3.6
Materials	2.5
Telecommunication Services	1.2
Money Market Funds Plus Other Assets Less Liabilities	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco American Franchise Fund

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

Assets:
Investments, at value (Cost $6,857,367,908)	$10,158,363,164
Investments in affiliated money market funds, at value and cost	83,380,853
Total investments, at value (Cost $6,940,748,761)	10,241,744,017
Receivable for:
Investments sold	63,830,215
Fund shares sold	7,832,294
Dividends	6,603,815
Investment for trustee deferred compensation and retirement plans	2,604,444
Other assets	306,780
Total assets	10,322,921,565

Liabilities:
Payable for:
Investments purchased	68,070,885
Fund shares reacquired	13,580,879
Accrued fees to affiliates	6,416,987
Accrued trustees’ and officers’ fees and benefits	21,793
Accrued other operating expenses	351,039
Trustee deferred compensation and retirement plans	3,006,882
Total liabilities	91,448,465
Net assets applicable to shares outstanding	$10,231,473,100

Net assets consist of:
Shares of beneficial interest	$7,012,690,960
Undistributed net investment income (loss)	(39,700,004)
Undistributed net realized gain (loss)	(42,508,181)
Net unrealized appreciation	3,300,990,325
$10,231,473,100

Net Assets:
Class A	$9,207,086,105
Class B	$216,877,304
Class C	$422,750,521
Class R	$33,389,590
Class Y	$162,120,568
Class R5	$50,792,989
Class R6	$138,456,023

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	525,227,648
Class B	12,687,951
Class C	25,331,267
Class R	1,922,838
Class Y	9,148,037
Class R5	2,868,383
Class R6	7,805,937
Class A:
Net asset value per share	$17.53
Maximum offering price per share
(Net asset value of $17.53 ÷ 94.50%)	$18.55
Class B:
Net asset value and offering price per share	$17.09
Class C:
Net asset value and offering price per share	$16.69
Class R:
Net asset value and offering price per share	$17.36
Class Y:
Net asset value and offering price per share	$17.72
Class R5:
Net asset value and offering price per share	$17.71
Class R6:
Net asset value and offering price per share	$17.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco American Franchise Fund

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $175,342)	$37,017,360
Dividends from affiliated money market funds (includes securities lending income of $107,623)	125,713
Total investment income	37,143,073

Expenses:
Advisory fees	28,775,930
Administrative services fees	385,003
Custodian fees	120,233
Distribution fees:
Class A	11,005,814
Class B	283,722
Class C	2,027,999
Class R	77,974
Transfer agent fees — A, B, C, R and Y	9,757,011
Transfer agent fees — R5	20,788
Transfer agent fees — R6	2,622
Trustees’ and officers’ fees and benefits	161,990
Other	613,489
Total expenses	53,232,575
Less: Fees waived and expense offset arrangement(s)	(84,847)
Net expenses	53,147,728
Net investment income (loss)	(16,004,655)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	398,331,479
Foreign currencies	(6,029)
398,325,450
Change in net unrealized appreciation (depreciation) of:
Investment securities	253,304,896
Foreign currencies	(5,964)
253,298,932
Net realized and unrealized gain	651,624,382
Net increase in net assets resulting from operations	$635,619,727

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco American Franchise Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	February 28, 2015	August 31, 2014
Operations:
Net investment income (loss)	$(16,004,655)	$(27,492,665)
Net realized gain	398,325,450	1,356,621,426
Change in net unrealized appreciation	253,298,932	853,805,517
Net increase in net assets resulting from operations	635,619,727	2,182,934,278

Distributions to shareholders from net investment income:
Class A	—	(8,146,047)
Class B	—	(284,805)
Class Y	—	(287,210)
Class R5	—	(126,411)
Class R6	—	(414,675)
Total distributions from net investment income	—	(9,259,148)

Distributions to shareholders from net realized gains:
Class A	(784,833,752)	(349,819,587)
Class B	(20,473,572)	(12,230,508)
Class C	(37,732,924)	(16,851,639)
Class R	(2,796,858)	(1,234,648)
Class Y	(13,159,645)	(4,914,966)
Class R5	(4,625,060)	(1,888,689)
Class R6	(11,435,482)	(5,092,450)
Total distributions from net realized gains	(875,057,293)	(392,032,487)

Share transactions–net:
Class A	385,239,285	2,022,415,364
Class B	(23,934,462)	(32,429,104)
Class C	18,045,550	74,675,675
Class R	2,417,077	6,673,587
Class Y	23,995,873	25,320,157
Class R5	(20,326)	(119,562,564)
Class R6	3,515,385	(1,645,431)
Net increase in net assets resulting from share transactions	409,258,382	1,975,447,684
Net increase in net assets	169,820,816	3,757,090,327

Net assets:
Beginning of period	10,061,652,284	6,304,561,957
End of period (includes undistributed net investment income (loss) of $(39,700,004) and $(23,695,349), respectively)	$10,231,473,100	$10,061,652,284

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco American Franchise Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek long-term capital appreciation.

9                         Invesco American Franchise Fund

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and

10                         Invesco American Franchise Fund

unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on

11                         Invesco American Franchise Fund

investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.67%
Next $500 million	0.645%
Next $550 million	0.62%
Next $3.45 billion	0.60%
Next $250 million	0.595%
Next $2.25 billion	0.57%
Next $2.5 billion	0.545%
Over $10 billion	0.52%

For the six months ended February 28, 2015, the effective advisory fees incurred by the Fund was 0.59%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2015, the Adviser waived advisory fees of $54,922.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

12                         Invesco American Franchise Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2015, IDI advised the Fund that IDI retained $261,652 in front-end sales commissions from the sale of Class A shares and $6,567, $19,206 and $3,876 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2015, the Fund incurred $248,253 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $29,925.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco American Franchise Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2015	$967,126	$—	$967,126
August 31, 2016	2,612,897	—	2,612,897
August 31, 2017	382,595,510	—	382,595,510
	$386,175,533	$—	$386,175,533

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2015 was $3,453,441,322 and $3,920,847,272, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,348,898,308
Aggregate unrealized (depreciation) of investment securities	(57,895,451)
Net unrealized appreciation of investment securities	$3,291,002,857

Cost of investments for tax purposes is $6,950,741,160.

14                         Invesco American Franchise Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	5,921,584	$102,697,881	13,434,382	$224,500,898
Class B	71,640	1,223,468	194,996	3,185,824
Class C	759,359	12,572,519	1,375,112	22,116,190
Class R	245,492	4,171,302	288,299	4,772,689
Class Y	1,720,973	30,206,880	2,508,529	42,978,258
Class R5	400,078	6,974,004	772,745	13,042,930
Class R6	180,344	3,131,885	901,334	15,272,963

Issued as reinvestment of dividends:
Class A	45,566,920	740,462,440	20,978,874	337,759,873
Class B	1,268,110	20,099,547	779,837	12,274,118
Class C	2,276,605	35,287,376	1,015,415	15,779,551
Class R	173,585	2,796,462	77,072	1,233,927
Class Y	691,279	11,350,785	281,452	4,562,336
Class R5	281,944	4,623,889	124,583	2,014,511
Class R6	696,012	11,435,482	340,156	5,507,125

Issued in connection with acquisitions:(b)
Class A	—	—	159,648,030	2,468,502,143
Class B	—	—	3,865,089	58,449,775
Class C	—	—	6,095,479	91,112,251
Class R	—	—	518,148	7,963,354
Class Y	—	—	969,446	15,095,293
Class R5	—	—	189,764	2,949,334

Automatic conversion of Class B shares to Class A shares:
Class A	1,859,335	32,523,329	4,281,870	72,109,330
Class B	(1,904,746)	(32,523,329)	(4,380,637)	(72,109,330)

Reacquired:
Class A	(28,210,336)	(490,444,365)	(64,487,337)	(1,080,456,880)
Class B	(749,664)	(12,734,148)	(2,096,465)	(34,229,491)
Class C	(1,795,602)	(29,814,345)	(3,357,178)	(54,332,317)
Class R	(267,477)	(4,550,687)	(440,363)	(7,296,383)
Class Y	(1,006,586)	(17,561,792)	(2,205,531)	(37,315,730)
Class R5	(679,731)	(11,618,219)	(8,388,466)	(137,569,339)
Class R6	(617,380)	(11,051,982)	(1,334,727)	(22,425,519)
Net increase in share activity	26,881,738	$409,258,382	131,949,908	$1,975,447,684

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on September 16, 2013, the Fund acquired all the net assets of Invesco Constellation Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund and by the shareholders of the Target Fund on August 27, 2013. The acquisition was accomplished by a tax-free exchange of 171,285,956 shares of the Fund for 90,880,346 shares outstanding of the Target Fund as of the close of business on September 13, 2013. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, September 13, 2013. The Target Fund’s net assets as of the close of business on September 13, 2013 of $2,644,072,150, including $725,175,144 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $6,558,988,103 and $9,203,060,253 immediately after the acquisition.
The pro forma results of operations for the year ended August 31, 2014 assuming the reorganization had been completed on September 1, 2013, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(28,410,833)
Net realized/unrealized gains	4,238,871,492
Change in net assets resulting from operations	$4,210,460,659

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since September 16, 2013.

15                         Invesco American Franchise Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/15	$18.07	$(0.02)	$1.09	$1.07	$—	$(1.61)	$(1.61)	$17.53	6.59%		$9,207,086	1.07	%(d)	1.07	%(d)	(0.31	)%(d)	35%
Year ended 08/31/14	14.82	(0.04)	3.99	3.95	(0.02)	(0.68)	(0.70)	18.07	27.22		9,034,217	1.08		1.08		(0.27)		77
Year ended 08/31/13	12.47	0.02	2.33	2.35	(0.00)	—	(0.00)	14.82	18.89		5,428,321	1.06		1.14		0.17		80
Year ended 08/31/12	11.72	(0.01)	0.88	0.87	—	(0.12)	(0.12)	12.47	7.55		4,728,364	1.05		1.18		(0.05)		96
Year ended 08/31/11	9.79	(0.05)	1.98	1.93	—	—	—	11.72	19.71		4,894,163	1.06		1.17		(0.43)		179
Year ended 08/31/10	8.87	0.01	1.03	1.04	(0.12)	—	(0.12)	9.79	11.75		168,731	1.30		1.30		0.11		101
Class B
Six months ended 02/28/15	17.66	(0.02)	1.06	1.04	—	(1.61)	(1.61)	17.09	6.57		216,877	1.07	(d)	1.07	(d)	(0.31	)(d)	35
Year ended 08/31/14	14.50	(0.04)	3.90	3.86	(0.02)	(0.68)	(0.70)	17.66	27.20	(e)	247,220	1.08	(e)	1.08	(e)	(0.27	)(e)	77
Year ended 08/31/13	12.20	0.02	2.28	2.30	(0.00)	—	(0.00)	14.50	18.90	(e)	226,796	1.06	(e)	1.14	(e)	0.17	(e)	80
Year ended 08/31/12	11.47	(0.01)	0.86	0.85	—	(0.12)	(0.12)	12.20	7.54	(e)	273,177	1.05	(e)	1.18	(e)	(0.05	)(e)	96
Year ended 08/31/11	9.64	(0.08)	1.91	1.83	—	—	—	11.47	18.98	(e)	373,157	1.28	(e)	1.65	(e)	(0.64	)(e)	179
Year ended 08/31/10	8.75	(0.06)	1.01	0.95	(0.06)	—	(0.06)	9.64	10.89		22,332	2.05		2.05		(0.64)		101
Class C
Six months ended 02/28/15	17.34	(0.08)	1.04	0.96	—	(1.61)	(1.61)	16.69	6.22		422,751	1.82	(d)	1.82	(d)	(1.06	)(d)	35
Year ended 08/31/14	14.34	(0.16)	3.84	3.68	—	(0.68)	(0.68)	17.34	26.23		417,687	1.83		1.83		(1.02)		77
Year ended 08/31/13	12.16	(0.08)	2.26	2.18	—	—	—	14.34	17.93		271,960	1.81		1.89		(0.58)		80
Year ended 08/31/12	11.51	(0.09)	0.86	0.77	—	(0.12)	(0.12)	12.16	6.82		252,685	1.80		1.93		(0.80)		96
Year ended 08/31/11	9.68	(0.11)	1.94	1.83	—	—	—	11.51	18.90	(f)	266,990	1.60	(f)	1.71	(f)	(0.97	)(f)	179
Year ended 08/31/10	8.76	(0.05)	1.03	0.98	(0.06)	—	(0.06)	9.68	11.14	(f)	23,718	1.93	(f)	1.93	(f)	(0.52	)(f)	101
Class R
Six months ended 02/28/15	17.93	(0.04)	1.08	1.04	—	(1.61)	(1.61)	17.36	6.47		33,390	1.32	(d)	1.32	(d)	(0.56	)(d)	35
Year ended 08/31/14	14.74	(0.09)	3.96	3.87	—	(0.68)	(0.68)	17.93	26.83		31,760	1.33		1.33		(0.52)		77
Year ended 08/31/13	12.43	(0.01)	2.32	2.31	—	—	—	14.74	18.58		19,576	1.31		1.39		(0.08)		80
Year ended 08/31/12	11.71	(0.04)	0.88	0.84	—	(0.12)	(0.12)	12.43	7.30		18,746	1.30		1.43		(0.30)		96
Year ended 08/31/11(g)	12.81	(0.02)	(1.08)	(1.10)	—	—	—	11.71	(8.59)		17,698	1.30	(h)	1.42	(h)	(0.66	)(h)	179
Class Y
Six months ended 02/28/15	18.22	(0.00)	1.11	1.11	—	(1.61)	(1.61)	17.72	6.76		162,121	0.82	(d)	0.82	(d)	(0.06	)(d)	35
Year ended 08/31/14	14.93	(0.00)	4.01	4.01	(0.04)	(0.68)	(0.72)	18.22	27.48		141,094	0.83		0.83		(0.02)		77
Year ended 08/31/13	12.57	0.06	2.34	2.40	(0.04)	—	(0.04)	14.93	19.13		92,418	0.81		0.89		0.42		80
Year ended 08/31/12	11.78	0.02	0.89	0.91	—	(0.12)	(0.12)	12.57	7.86		99,758	0.80		0.93		0.20		96
Year ended 08/31/11	9.83	(0.02)	1.97	1.95	—	—	—	11.78	19.84		117,471	0.81		0.92		(0.18)		179
Year ended 08/31/10	8.91	0.04	1.02	1.06	(0.14)	—	(0.14)	9.83	11.95		2,592	1.05		1.05		0.35		101
Class R5
Six months ended 02/28/15	18.20	0.01	1.11	1.12	—	(1.61)	(1.61)	17.71	6.83		50,793	0.70	(d)	0.70	(d)	0.06	(d)	35
Year ended 08/31/14	14.90	0.02	4.01	4.03	(0.05)	(0.68)	(0.73)	18.20	27.65		52,164	0.70		0.70		0.11		77
Year ended 08/31/13	12.55	0.06	2.34	2.40	(0.05)	—	(0.05)	14.90	19.22		151,535	0.75		0.75		0.48		80
Year ended 08/31/12	11.75	0.04	0.88	0.92	—	(0.12)	(0.12)	12.55	7.96		301,283	0.69		0.69		0.31		96
Year ended 08/31/11(g)	12.07	(0.00)	(0.32)	(0.32)	—	—	—	11.75	(2.65)		197,097	0.66	(h)	0.66	(h)	(0.03	)(h)	179
Class R6
Six months ended 02/28/15	18.22	0.01	1.12	1.13	—	(1.61)	(1.61)	17.74	6.88		138,456	0.62	(d)	0.62	(d)	0.14	(d)	35
Year ended 08/31/14	14.92	0.03	4.01	4.04	(0.06)	(0.68)	(0.74)	18.22	27.69		137,509	0.63		0.63		0.18		77
Year ended 08/31/13(g)	13.03	0.07	1.87	1.94	(0.05)	—	(0.05)	14.92	14.98		113,955	0.65	(h)	0.65	(h)	0.58	(h)	80

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year August 31, 2014, the portfolio turnover calculation excludes the value of securities purchased of $1,921,954,452 and sales of $1,568,687,370 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Constellation Fund into the Fund. For the year August 31, 2013, the portfolio turnover calculation excludes the value of securities purchased of $279,161,573 and sales of $299,305,234 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Leisure Fund into the Fund. For the year August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $4,947,460,310 and sales of $2,251,028,915 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Large Cap Growth Fund, Invesco Van Kampen Capital Growth Fund and Invesco Van Kampen Enterprise Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $8,877,618, $228,859, $408,961, $31,448, $149,190, $51,182 and $132,340 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25,%, 0.25%, 0.25% and 0.47% for the years ended August 31, 2014, 2013, 2012 and 2011 respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.79% and 0.88% for the years ended August 31, 2011 and 2010 respectively.
(g)	Commencement date of May 23, 2011 for Class R shares, December 22, 2010 for Class R5 shares and September 24, 2012 for Class R6 shares.
(h)	Annualized.

16                         Invesco American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,065.90	$5.48	$1,019.49	$5.36	1.07%
B	1,000.00	1,065.70	5.48	1,019.49	5.36	1.07
C	1,000.00	1,062.20	9.31	1,015.77	9.10	1.82
R	1,000.00	1,065.30	6.76	1,018.25	6.61	1.32
Y	1,000.00	1,067.60	4.20	1,020.73	4.11	0.82
R5	1,000.00	1,068.30	3.59	1,021.32	3.51	0.70
R6	1,000.00	1,068.80	3.18	1,021.72	3.11	0.62

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco American Franchise Fund

Go Paperless with eDelivery Visit invesco.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that’s all about eeees:
-	environmentally friendly. Go green by reducing the number of trees used to produce paper.	-	efficient. Stop waiting for regular mail. Your documents will be sent via email as soon as they’re available.
-	economical. Help reduce your fund’s printing and delivery expenses and put more capital back in your fund’s returns.	-	easy. Download, save and print files using your home computer with a few clicks of your mouse.
This service is provided by Invesco Investment Services, Inc.

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                        VK-AMFR-SAR-1      Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2015

Invesco California Tax-Free Income Fund
Nasdaq:
A: CLFAX ¡ B: CLFBX ¡ C: CLFCX ¡ Y: CLFDX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

12	Financial Statements

14	Notes to Financial Statements

20	Financial Highlights

21	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/14 to 2/28/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.04%
Class B Shares	3.04
Class C Shares	2.77
Class Y Shares	3.16
S&P Municipal Bond Index▼ (Broad Market Index)	2.17
S&P Municipal Bond California 5+ Year Investment Grade Index▼ (Style-Specific Index)*	2.85
Barclays California Municipal Index▼ (Former Style-Specific Index)*	2.29
Lipper California Municipal Debt Funds Index¢ (Peer Group Index)	3.16
Source(s): ▼FactSet Research Systems Inc.; ¢Lipper, Inc

  * The Fund has elected to use the S&P Municipal Bond California 5+ Year Investment Grade Index as its style-specific benchmark rather than the Barclays California Municipal Index because the S&P Municipal Bond California 5+ Year Investment Grade Index more closely reflects the performance of the types of securities in which the Fund invests.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond California 5+ Year Investment Grade Index is a sub-set of the broad S&P Municipal Bond Index. This index of market value-weighted investment-grade US municipal bonds seeks to measure the performance of California-issued US municipals whose maturities are greater than or equal to five years.

The Barclays California Municipal Index is an unmanaged index considered representative of California investment-grade municipal bonds.
The Lipper California Municipal Debt Funds Index is an unmanaged index considered representative of California municipal debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                             Invesco California Tax-Free Income Fund

Average Annual Total Returns
As of 2/28/15, including maximum applicable sales charges
Class A Shares
Inception (7/28/97)	4.43%
10 Years	4.07
5 Years	5.17
1 Year	4.34
Class B Shares
Inception (7/11/84)	6.30%
10 Years	4.57
5 Years	5.80
1 Year	3.93
Class C Shares
Inception (7/28/97)	4.18%
10 Years	4.01
5 Years	5.56
1 Year	7.39
Class Y Shares
Inception (7/28/97)	4.95%
10 Years	4.78
5 Years	6.35
1 Year	9.21

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley California Tax-Free Income Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco California Tax-Free Income Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco California Tax-Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 12/31/14, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (7/28/97)	4.42%
10 Years	4.04
5 Years	5.34
1 Year	7.40
Class B Shares
Inception (7/11/84)	6.31%
10 Years	4.55
5 Years	6.00
1 Year	7.14
Class C Shares
Inception (7/28/97)	4.18%
10 Years	3.98
5 Years	5.76
1 Year	10.71
Class Y Shares
Inception (7/28/97)	4.94%
10 Years	4.75
5 Years	6.52
1 Year	12.46

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.93%, 0.93%, 1.43% and 0.69%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco California Tax-Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                             Invesco California Tax-Free Income Fund

Schedule of Investments

February 28, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.59%
California–101.86%
ABAG Finance Authority For Nonprofit Corps. (Sharp HealthCare); Series 2014 A, RB	5.00%	08/01/43	$500	$564,435
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,575	1,698,496
Alhambra Unified School District (Election of 1999); Series 1999 A, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	09/01/20	1,925	1,716,099
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS–AGM)(a)	6.00%	09/01/16	4,000	4,211,440
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	2,500	2,966,450
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/37	1,500	1,613,655
Bakersfield (City of); Series 2007 A, Wastewater RB (INS–AGM)(a)	5.00%	09/15/32	2,215	2,421,372
Bay Area Governments Association (California Capital); Series 2001 A, Lease RB (INS–AMBAC)(a)	5.25%	07/01/17	1,040	1,081,974
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB(c)(d)(e)	5.00%	04/01/18	1,250	1,410,150
Series 2008 F-1, Toll Bridge RB(c)(d)	5.00%	04/01/18	2,500	2,820,300
Series 2009 F-1, Toll Bridge RB(c)(d)(e)	5.13%	04/01/19	1,500	1,752,540
Series 2009 F-1, Toll Bridge RB(c)(d)(e)	5.25%	04/01/19	4,685	5,497,285
Series 2009 F-1, Toll Bridge RB(c)(d)(e)	5.25%	04/01/19	5,205	6,107,443
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/34	1,500	1,739,850
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/26	1,465	1,085,096
Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/32	3,045	1,725,723
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS–AGM)(a)	5.50%	08/01/18	1,090	1,094,818
California (State of) (Green Bonds); Series 2014, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/37	1,745	2,029,313
California (State of) Educational Facilities Authority (California College of the Arts); Series 2005, RB	5.00%	06/01/35	2,000	2,010,440
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB(e)	5.00%	01/01/38	2,100	2,303,259
California (State of) Educational Facilities Authority (Pitzer College);
Series 2005 A, RB	5.00%	04/01/35	2,000	2,007,620
Series 2009, RB	6.00%	04/01/40	2,000	2,385,620
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB(e)	5.25%	10/01/39	1,800	2,033,460
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	500	580,025
California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2009 A, RB	6.00%	07/01/39	500	582,355
Series 2011 A, RB	5.25%	03/01/41	2,500	2,797,800
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/39	1,050	1,160,743
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS–AGM)(a)	5.25%	07/01/38	2,950	3,334,473
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,071,300
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2008, RB(c)(d)	6.50%	10/01/18	20	23,980
Series 2008, RB(c)(d)	6.50%	10/01/18	980	1,175,010
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	4,000	4,536,680
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/37	1,000	1,137,930
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	2,000	2,350,220
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,184,370
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	1,000	1,001,490
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,500	1,643,955
Series 2014 A, Sr. Mobile Home Park RB	5.25%	08/15/39	1,200	1,324,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP	5.00%	02/01/20	$2,385	$2,549,112
Series 2007, COP	5.25%	02/01/37	500	524,745
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB	5.50%	07/01/30	1,000	1,103,070
Series 2010 A, RB	5.75%	07/01/40	1,500	1,668,150
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.75%	01/01/33	1,315	1,523,099
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/34	620	703,272
California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB	6.13%	06/01/30	1,000	1,181,270
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/37	3,000	3,280,950
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 A, Ref. Solid Waste Disposal RB(f)	5.00%	01/01/22	2,000	2,108,920
California (State of) Public Works Board (Various Capital);
Series 2011 A, Lease RB	5.13%	10/01/31	2,000	2,301,560
Series 2014 E, Lease RB	5.00%	09/01/39	600	689,016
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, Lease RB	5.00%	09/01/39	1,735	1,992,405
California (State of) Public Works Board (Various State Universities); Series 2013 H, Lease RB	5.00%	09/01/38	1,000	1,135,570
California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, School Facility RB	6.30%	07/01/43	840	963,992
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,010,700
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, School Facility RB	6.10%	07/01/32	820	887,896
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,275,580
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.40%	11/01/27	1,785	1,868,966
Series 2014 A, RB	5.13%	11/01/23	715	783,604
California (State of) Statewide Communities Development Authority (Cottage Health System Obligation);
Series 2015, Ref. RB	5.00%	11/01/27	455	536,859
Series 2015, Ref. RB	5.00%	11/01/43	1,000	1,143,820
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	1,675	1,932,682
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS–AGM)(a)	5.25%	10/01/43	600	682,044
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital); Series 2014 B, Ref. RB	5.00%	07/01/44	750	839,288
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/54	1,500	1,660,440
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP–FHA)	6.75%	02/01/38	445	536,003
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB(g)	6.25%	11/15/19	2,000	2,224,960
Series 2009, Senior Living RB(g)	7.25%	11/15/41	500	597,765
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/32	1,000	1,072,140
California (State of) Statewide Communities Development Authority (University of California–Irvine East Campus Apartments); Series 2012, Ref. Student Housing RB	5.38%	05/15/38	2,000	2,242,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 2003 A-2, VRD Unlimited Tax GO Bonds (LOC–Bank of Montreal)(h)(i)	0.01%	05/01/33	$2,250	$2,250,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	5,000	5,884,350
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	1,750	2,142,595
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,250	1,501,225
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	3,000	3,515,490
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	2,450	2,795,376
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	2,500	2,824,200
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	1,000	1,178,090
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/21	2,000	2,432,740
California State University;
Series 2009 A, Systemwide RB (INS–AGC)(a)	5.25%	11/01/38	1,000	1,150,710
Series 2012 A, Systemwide RB(e)	5.00%	11/01/37	6,750	7,719,165
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS–AMBAC)(a)	5.00%	11/01/33	725	789,743
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(b)	0.00%	08/01/29	735	445,844
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/37	2,500	2,719,075
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	2,000	2,324,200
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	1,000	1,085,770
El Monte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(a)	5.50%	06/01/34	1,000	1,134,840
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/33	4,430	2,102,655
Emeryville (City of) Public Financing Authority (Alameda County);
Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(a)	5.00%	09/01/32	445	514,580
Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(a)	5.00%	09/01/33	385	444,513
Series 2014 A, Ref. Tax Allocation RB (INS–AGM)(a)	5.00%	09/01/34	500	575,070
Fairfield (City of) Community Facilities District No. 3 (North Cordelia General Improvements); Series 2008, Special Tax RB	6.00%	09/01/32	1,800	2,021,670
Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS–AMBAC)(a)	5.38%	09/01/25	1,500	1,503,390
Fontana (City of) Redevelopment Agency (Downtown Redevelopment); Series 2000, Ref. Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/21	1,480	1,482,679
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS–AGM)(a)(b)	0.00%	01/15/35	2,745	1,170,056
Fullerton (City of) Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. Special Tax RB	5.00%	09/01/26	1,960	2,245,004
Series 2012, Ref. Special Tax RB	5.00%	09/01/32	1,090	1,207,033
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(b)(d)	0.00%	08/01/29	615	425,168
Series 2009 A, Unlimited Tax CAB GO Bonds(b)(d)	0.00%	08/01/31	2,235	1,418,912
Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/29	4,735	2,851,938
Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/31	1,415	759,346
Glendora (City of) Public Finance Authority; Series 2003 A, Project No. One Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/24	2,425	2,434,724
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	2,740	2,669,007
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	3,440	2,912,201
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	2,000	2,278,120
Inglewood (City of) Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. Tax Allocation RB (INS–AMBAC)(a)	5.25%	05/01/23	1,000	1,111,930
Irvine (City of) Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, Special Tax RB	5.00%	09/01/44	445	504,381
Series 2014, Special Tax RB	5.00%	09/01/49	445	504,381
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/35	515	613,241

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine Unified School District; Series 2015, Ref. Special Tax RB	5.00%	09/01/38	$3,500	$4,039,245
Kern (County of) (Capital Improvments); Series 2009 A, COP (INS–AGC)(a)	5.75%	08/01/35	1,000	1,148,060
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS–AGC)(a)	5.00%	05/01/28	1,700	1,891,250
Lake Elsinore (City of) Public Financing Authority; Series 2015, Ref. Special Tax RB	5.00%	09/01/40	2,000	2,183,400
Lodi (City of); Series 2007 A, Wastewater System Revenue COP (INS–AGM)(a)	5.00%	10/01/37	1,000	1,089,520
Long Beach (City of) Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/29	2,000	2,274,040
Long Beach (City of) Bond Finance Authority (Natural Gas Purchase); Series 2007 A, RB	5.50%	11/15/32	1,105	1,351,979
Long Beach (City of) Financing Authority; Series 1992, RB (INS–AMBAC)(a)	6.00%	11/01/17	9,575	10,034,504
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	2,500	2,770,450
Los Angeles (City of) (FHA Insured Mortgage Loans–Section 8 Assisted); Series 1997 A, Ref. Mortgage RB (INS–NATL)(a)	6.10%	07/01/25	405	405,895
Los Angeles (City of) Community Facilities District No. 4 (Playa Vista–Phase 1); Series 2014, Ref. Special Tax RB	5.00%	09/01/31	600	679,542
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB	5.00%	05/15/35	2,500	2,858,450
Series 2010 B, Sub. RB	5.00%	05/15/40	1,000	1,126,370
Series 2013, RB(f)	5.00%	05/15/43	3,000	3,325,560
Los Angeles (City of) Department of Airports; Series 2015 C, Ref. Sub. RB	5.00%	05/15/38	1,000	1,161,440
Los Angeles (City of) Department of Water & Power;
Series 2011 A, Power System RB(e)	5.00%	07/01/22	1,800	2,190,834
Series 2011 A, Water System RB	5.25%	07/01/39	1,500	1,698,540
Subseries 2006 A-1, Water System RB (INS–AMBAC)(a)	5.00%	07/01/36	1,485	1,567,299
Subseries 2007 A-1, Power System RB (INS–AMBAC)(a)	5.00%	07/01/37	1,000	1,093,190
Subseries 2008 A-1, Power System RB	5.25%	07/01/38	2,000	2,245,480
Los Angeles (City of) Harbor Department; Series 2014 A, Ref. RB(f)	5.00%	08/01/36	1,000	1,143,720
Los Angeles (County of) Metropolitan Transportation Authority (Proposition A);
Series 2005, First Tier Sales Tax RB(c)(d)	5.00%	07/01/15	835	849,070
Series 2005, First Tier Sales Tax RB (INS–AMBAC)(a)	5.00%	07/01/35	165	167,802
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/18	2,000	2,280,160
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS–AMBAC)(a)(b)	0.00%	08/01/24	1,265	943,538
Los Angeles Unified School District (Election of 2004);
Series 2007 H, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	07/01/32	1,000	1,088,800
Series 2009 I, Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	01/01/34	3,000	3,406,800
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/29	1,600	2,053,152
Madera (County of) (Valley Children’s Hospital); Series 1995, COP (INS–NATL)(a)	6.50%	03/15/15	1,695	1,698,831
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/35	940	390,250
Montclair (City of) Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. Tax Allocation RB (INS–NATL)(a)	5.00%	10/01/20	1,310	1,313,039
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/34	1,000	1,111,110
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/31	840	425,040
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(g)	6.50%	03/01/28	1,000	1,138,700
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,500	1,908,615
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS–AGM)(a)	5.63%	10/01/34	1,000	1,149,690
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	2,000	2,219,780
Panama-Buena Vista Union School District (School Construction); Series 2006, COP (INS–NATL)(a)	5.00%	09/01/30	1,045	1,073,623
Paramount Unified School District (Election of 2006); Series 2007, Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	08/01/30	1,600	1,705,328
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS–AGM)(a)	5.50%	08/01/31	1,000	1,134,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Pomona (City of) Public Financing Authority (Merged Redevelopment);
Series 2001 AD, Tax Allocation RB (INS–NATL)(a)	5.00%	02/01/16	$1,110	$1,113,974
Series 2007 AW, Sub. RB	5.13%	02/01/33	1,075	1,079,493
Port Hueneme (City of) (Capital Improvement Program); Series 1992, Ref. COP (INS–NATL)(a)	6.00%	04/01/19	1,025	1,122,006
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2012, Ref. Special Tax RB	5.00%	09/01/27	1,000	1,084,790
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment Housing Set Aside) Series 2007 A, Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/34	1,000	1,038,680
Redding (City of) Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/23	1,400	1,405,278
Regents of the University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,777,925
Series 2009 O, General RB(e)	5.75%	05/15/23	705	845,824
Series 2009 O, General RB(e)	5.75%	05/15/25	1,050	1,255,695
Series 2009 Q, General RB(e)(j)	5.00%	05/15/34	920	1,005,312
Riverside (City of);
Series 2008 B, Water RB (INS–AGM)(a)	5.00%	10/01/33	1,000	1,110,240
Series 2008 D, Electric RB (INS–AGM)(a)	5.00%	10/01/38	1,800	2,001,078
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,500	1,739,880
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB(c)(d)	5.00%	06/01/16	2,000	2,120,280
Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS–AGM)(a)	5.00%	07/01/32	1,000	1,105,980
Series 2008 A, Sr. Airport System RB (INS–AGM)(a)	5.00%	07/01/41	1,015	1,122,570
Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,200	2,478,894
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	2,000	2,459,520
San Diego (City of) Public Facilities Financing Authority (Southcrest & Central Imperial Redevelopment); Series 2007 B, Pooled Financing Tax Allocation RB (INS–Radian)(a)	5.25%	10/01/27	2,535	2,625,854
San Diego (City of) Public Facilities Financing Authority; Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	2,215	2,546,120
San Diego (County of) Regional Transportation Commission; Series 2014 A, Sales & Use Tax RB	5.00%	04/01/48	2,980	3,438,413
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(e)	5.25%	08/01/33	1,500	1,735,155
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/31	2,500	2,910,725
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2009 E, Second Series RB	6.00%	05/01/39	1,000	1,183,640
Series 2011 C, Ref. Second Series RB(f)	5.00%	05/01/23	5,000	5,803,500
Series 2011 G, Second Series RB	5.25%	05/01/28	2,000	2,316,280
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	4,000	4,606,600
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.75%	08/01/41	1,000	1,226,230
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/33	500	609,800
San Francisco (City & County of) Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, Tax Allocation RB	5.00%	08/01/43	1,060	1,175,932
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/33	500	560,560
San Francisco (City of) Bay Area Rapid Transit District; Series 2012 A, RB	5.00%	07/01/36	1,000	1,137,980
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. Jr. Toll Road RB	5.25%	01/15/44	2,000	2,198,920
San Jose (City of); Series 2014 A, Ref. Airport RB(f)	5.00%	03/01/25	1,050	1,238,989
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	09/01/31	3,110	1,710,158
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(a)	5.00%	08/01/30	1,500	1,680,675
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB	5.25%	05/15/36	3,000	3,334,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.63%	09/01/36	$1,000	$1,151,000
Series 2013, Special Tax RB	5.63%	09/01/43	1,000	1,144,420
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/28	825	916,261
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/29	715	791,877
Series 2011 A, Ref. Special Tax RB	5.10%	09/01/30	465	515,518
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	1,500	1,590,495
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/28	3,480	2,188,259
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/30	2,765	1,522,547
South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2014 A, Ref. Sr. Lien Special Tax RB	5.00%	08/15/34	895	1,009,175
Southern California Metropolitan Water District;
Series 2005 A, RB (INS–AGM)(a)	5.00%	07/01/35	1,520	1,545,810
Series 2009 B, Ref. RB(e)	5.00%	07/01/27	8,585	9,935,850
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS–AMBAC)(a)(k)	9.76%	07/01/15	1,300	1,336,062
Southern California Public Power Authority (Mead-Phoenix); Series 1994 A, RB (INS–AMBAC)(a)(k)	9.76%	07/01/15	200	205,548
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB(e)	5.25%	07/01/31	2,100	2,460,360
Series 2011-1, RB(e)	5.25%	07/01/29	2,100	2,483,439
Temecula (City of) Redevelopment Agency (Temecula Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS–NATL)(a)	5.13%	08/01/27	2,150	2,167,759
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/41	1,000	1,118,290
Val Verde Unified School District; Series 2009 A, Ref. COP (INS–AGC)(a)	5.13%	03/01/36	1,475	1,641,262
Walnut (City of) Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/35	3,000	3,371,430
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(b)	0.00%	08/01/25	2,500	1,785,775
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS–AGC)(a)	5.63%	09/01/39	1,000	1,147,400
Whittier (City of) (Presbyterian Intercommunity Hospital, Inc.); Series 2014, Health Facility RB	5.00%	06/01/44	1,500	1,684,800
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/24	4,685	3,546,732
				383,349,054

Guam–1.47%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	1,000	1,115,750
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	660	732,277
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(f)	6.25%	10/01/34	1,000	1,182,990
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/35	765	855,752
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	1,500	1,657,710
				5,544,479

Puerto Rico–1.34%
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB(c)(d)	5.45%	07/01/17	3,680	4,095,325
Puerto Rico Sales Tax Financing Corp.; Series 2011 C, RB	5.25%	08/01/40	1,310	963,898
				5,059,223

Virgin Islands–1.92%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. Marine RB(f)	5.00%	09/01/29	1,645	1,840,327
Series 2014 A, Ref. RB(f)	5.00%	09/01/33	1,500	1,648,830
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,675	1,913,637

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	$1,600	$1,803,138
				7,205,932
TOTAL INVESTMENTS(l)–106.59% (Cost $359,906,621)				401,158,688
FLOATING RATE NOTE OBLIGATIONS–(7.74)%
Notes with interest and fee rates ranging from 0.54% to 0.64% at 02/28/15 and contractual maturities of collateral ranging from 07/01/22 to 10/01/39 (See Note 1K)(m)				(29,120,000)
OTHER ASSETS LESS LIABILITIES–1.15%				4,312,373
NET ASSETS–100.00%				$376,351,061

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHA	– Federal Housing Administration
GO	– General Obligation
INS	– Insurer

Jr.	– Junior
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(f)	Security subject to the alternative minimum tax.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $7,242,375, which represented 1.92% of the Fund’s Net Assets.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,541,610, which represented less than 1% of the Fund’s Net Assets.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	11.0%

(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2015. At February 28, 2015, the Fund’s investments with a value of $51,015,931 are held by TOB Trusts and serve as collateral for the $29,120,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

as of February 28, 2015

Revenue Bonds	76.3%
General Obligation Bonds	15.6
Pre-Refunded Bonds	7.5
Other	0.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco California Tax-Free Income Fund

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

Assets:
Investments, at value (Cost $359,906,621)	$401,158,688
Cash	4,043,375
Receivable for:
Investments sold	1,847,994
Fund shares sold	690,065
Interest	5,074,203
Investment for trustee deferred compensation and retirement plans	58,197
Other assets	41,913
Total assets	412,914,435

Liabilities:
Floating rate note obligations	29,120,000
Payable for:
Investments purchased	6,172,815
Fund shares reacquired	466,568
Dividends	477,026
Accrued fees to affiliates	153,992
Accrued trustees’ and officers’ fees and benefits	3,748
Accrued other operating expenses	43,594
Trustee deferred compensation and retirement plans	125,631
Total liabilities	36,563,374
Net assets applicable to shares outstanding	$376,351,061

Net assets consist of:
Shares of beneficial interest	$367,067,473
Undistributed net investment income	1,263,280
Undistributed net realized gain (loss)	(33,231,759)
Net unrealized appreciation	41,252,067
$376,351,061

Net Assets:
Class A	$308,986,421
Class B	$15,787,590
Class C	$26,960,839
Class Y	$24,616,211

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	25,166,086
Class B	1,273,760
Class C	2,181,642
Class Y	1,997,044
Class A:
Net asset value per share	$12.28
Maximum offering price per share
(Net asset value of $12.28 ÷ 95.75%)	$12.83
Class B:
Net asset value and offering price per share	$12.39
Class C:
Net asset value and offering price per share	$12.36
Class Y:
Net asset value and offering price per share	$12.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco California Tax-Free Income Fund

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

Investment income:
Interest	$8,779,751

Expenses:
Advisory fees	852,975
Administrative services fees	49,180
Custodian fees	3,041
Distribution fees:
Class A	372,996
Class B	18,142
Class C	85,136
Interest, facilities and maintenance fees	83,385
Transfer agent fees	92,368
Trustees’ and officers’ fees and benefits	16,111
Other	78,654
Total expenses	1,651,988
Net investment income	7,127,763

Realized and unrealized gain from:
Net realized gain from investment securities	344,891
Change in net unrealized appreciation of investment securities	3,328,432
Net realized and unrealized gain	3,673,323
Net increase in net assets resulting from operations	$10,801,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco California Tax-Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	February 28, 2015	August 31, 2014
Operations:
Net investment income	$7,127,763	$14,854,955
Net realized gain (loss)	344,891	(3,637,228)
Change in net unrealized appreciation	3,328,432	32,124,016
Net increase in net assets resulting from operations	10,801,086	43,341,743

Distributions to shareholders from net investment income:
Class A	(5,862,627)	(11,020,336)
Class B	(312,898)	(2,113,675)
Class C	(384,801)	(751,172)
Class Y	(480,128)	(926,911)
Total distributions from net investment income	(7,040,454)	(14,812,094)

Share transactions–net:
Class A	9,649,561	110,057,457
Class B	(801,954)	(143,702,426)
Class C	6,258,416	(2,708,476)
Class Y	2,001,057	137,694
Net increase (decrease) in net assets resulting from share transactions	17,107,080	(36,215,751)
Net increase (decrease) in net assets	20,867,712	(7,686,102)

Net assets:
Beginning of period	355,483,349	363,169,451
End of period (includes undistributed net investment income of $1,263,280 and $1,175,971, respectively)	$376,351,061	$355,483,349

Notes to Financial Statements

February 28, 2015

NOTE 1—Significant Accounting Policies

Invesco California Tax-Free Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a high level of current income exempt from federal and California income tax, consistent with the preservation of capital.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be

14                         Invesco California Tax-Free Income Fund

considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum

15                         Invesco California Tax-Free Income Fund

exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

K.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Fund expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Fund, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Fund’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.47%
Next $250 million	0.445%
Next $250 million	0.42%
Next $250 million	0.395%
Over $1.25 billion	0.37%

16                         Invesco California Tax-Free Income Fund

For the six months ended February 28, 2015, the effective advisory fees incurred by the Fund was 0.47%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.00%, 2.00% and 1.25% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 0.75% of the average daily net assets of Class B shares; and (3) Class C — up to 0.75% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 28, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2015, IDI advised the Fund that IDI retained $20,767 in front-end sales commissions from the sale of Class A shares and $1,010, $6,163 and $3,438 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which

17                         Invesco California Tax-Free Income Fund

their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 28, 2015 were $29,135,000 and 0.58%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2015	$803,875	$—	$803,875
August 31, 2016	4,399,730	—	4,399,730
August 31, 2017	9,460,903	—	9,460,903
August 31, 2018	6,678,872	—	6,678,872
August 31, 2019	1,906,728	—	1,906,728
Not subject to expiration	2,006,819	6,518,057	8,524,876
	$25,256,927	$6,518,057	$31,774,984

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2015 was $29,563,623 and $13,742,125, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$43,967,574
Aggregate unrealized (depreciation) of investment securities	(2,430,687)
Net unrealized appreciation of investment securities	$41,536,887

Cost of investments for tax purposes is $359,621,801

18                         Invesco California Tax-Free Income Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	1,783,765	$21,889,567	12,738,568	$145,897,191
Class B	10,083	126,061	11,680	138,829
Class C	640,375	7,908,804	293,547	3,474,609
Class Y	219,746	2,714,414	371,700	4,380,591

Issued as reinvestment of dividends:
Class A	290,480	3,401,080	531,097	6,254,004
Class B	12,611	148,301	54,886	649,950
Class C	18,408	213,929	29,514	350,041
Class Y	18,013	196,686	29,763	352,317

Automatic conversion of Class B shares to Class A shares:
Class A	18,332	224,591	390,948	4,608,714
Class B	(18,160)	(224,591)	(387,175)	(4,608,714)

Reacquired:
Class A	(1,310,190)	(15,865,677)	(4,023,477)	(46,702,452)
Class B	(69,694)	(851,725)	(12,162,839)	(139,882,491)
Class C	(152,570)	(1,864,317)	(560,471)	(6,533,126)
Class Y	(75,855)	(910,043)	(396,116)	(4,595,214)
Net increase (decrease) in share activity	1,385,344	$17,107,080	(3,078,375)	$(36,215,751)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19                         Invesco California Tax-Free Income Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(a)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets (excluding interest, facilities and maintenance fees)(b)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/15	$12.15	$0.24	(d)	$0.13	$0.37	$(0.24)	$12.28	3.04%		$308,986	0.90	%(e)	0.90	%(e)	0.85	%(e)	3.94	%(e)	4%
Year ended 08/31/14	11.20	0.49	(d)	0.95	1.44	(0.49)	12.15	13.14		296,200	0.93		0.93		0.87		4.25		12
Year ended 08/31/13	12.28	0.49	(d)	(1.08)	(0.59)	(0.49)	11.20	(5.06)		165,142	0.89		0.89		0.84		4.02		12
Year ended 08/31/12	11.34	0.50	(d)	0.94	1.44	(0.50)	12.28	12.91		163,047	0.87		0.87		0.82		4.21		18
Year ended 08/31/11	11.75	0.52	(d)	(0.41)	0.11	(0.52)	11.34	1.13		148,884	0.90		0.90		0.85		4.66		25
Eight months ended 08/31/10	11.21	0.37		0.52	0.89	(0.35)	11.75	8.05		26,015	0.88	(f)	0.91	(f)	0.84	(f)	4.88	(f)	15
Year ended 12/31/09	10.23	0.51		0.97	1.48	(0.50)	11.21	14.74		24,377	0.86		0.92		0.85		4.65		19
Class B
Six months ended 02/28/15	12.26	0.24	(d)	0.13	0.37	(0.24)	12.39	3.04	(g)	15,788	0.88	(e)(g)	0.88	(e)(g)	0.83	(e)(g)	3.96	(e)(g)	4
Year ended 08/31/14	11.28	0.50	(d)	0.98	1.48	(0.50)	12.26	13.35	(g)	16,419	0.93	(g)	0.93	(g)	0.87	(g)	4.25	(g)	12
Year ended 08/31/13	12.37	0.49	(d)	(1.09)	(0.60)	(0.49)	11.28	(5.11	)(g)	155,900	0.93	(g)	0.93	(g)	0.88	(g)	3.98	(g)	12
Year ended 08/31/12	11.42	0.50	(d)	0.95	1.45	(0.50)	12.37	12.93	(g)	217,489	0.88	(g)	0.88	(g)	0.83	(g)	4.20	(g)	18
Year ended 08/31/11	11.83	0.52	(d)	(0.41)	0.11	(0.52)	11.42	1.16	(g)	220,478	0.89	(g)	0.89	(g)	0.84	(g)	4.67	(g)	25
Eight months ended 08/31/10	11.28	0.37		0.53	0.90	(0.35)	11.83	8.10		254,907	0.88	(f)	0.91	(f)	0.84	(f)	4.88	(f)	15
Year ended 12/31/09	10.30	0.51		0.98	1.49	(0.51)	11.28	14.68		266,270	0.85		0.94		0.84		4.66		19
Class C
Six months ended 02/28/15	12.23	0.21	(d)	0.13	0.34	(0.21)	12.36	2.77	(h)	26,961	1.39	(e)(h)	1.39	(e)(h)	1.34	(e)(h)	3.45	(e)(h)	4
Year ended 08/31/14	11.27	0.44	(d)	0.96	1.40	(0.44)	12.23	12.62	(h)	20,485	1.43	(h)	1.43	(h)	1.37	(h)	3.75	(h)	12
Year ended 08/31/13	12.36	0.43	(d)	(1.09)	(0.66)	(0.43)	11.27	(5.57)		21,558	1.40		1.40		1.35		3.51		12
Year ended 08/31/12	11.41	0.44	(d)	0.95	1.39	(0.44)	12.36	12.37		27,394	1.38		1.38		1.33		3.70		18
Year ended 08/31/11	11.82	0.46	(d)	(0.40)	0.06	(0.47)	11.41	0.65		21,800	1.40		1.40		1.35		4.16		25
Eight months ended 08/31/10	11.27	0.34		0.52	0.86	(0.31)	11.82	7.76		17,528	1.38	(f)	1.41	(f)	1.34	(f)	4.38	(f)	15
Year ended 12/31/09	10.29	0.46		0.97	1.43	(0.45)	11.27	14.11		17,245	1.36		1.42		1.35		4.15		19
Class Y
Six months ended 02/28/15	12.20	0.26	(d)	0.12	0.38	(0.25)	12.33	3.16		24,616	0.65	(e)	0.65	(e)	0.60	(e)	4.19	(e)	4
Year ended 08/31/14	11.24	0.52	(d)	0.96	1.48	(0.52)	12.20	13.48		22,380	0.69		0.69		0.63		4.49		12
Year ended 08/31/13	12.33	0.52	(d)	(1.09)	(0.57)	(0.52)	11.24	(4.88)		20,569	0.65		0.65		0.60		4.26		12
Year ended 08/31/12	11.38	0.53	(d)	0.95	1.48	(0.53)	12.33	13.24		24,742	0.63		0.63		0.58		4.45		18
Year ended 08/31/11	11.79	0.55	(d)	(0.41)	0.14	(0.55)	11.38	1.40		24,195	0.65		0.65		0.60		4.91		25
Eight months ended 08/31/10	11.25	0.39		0.52	0.91	(0.37)	11.79	8.21		26,837	0.63	(f)	0.66	(f)	0.59	(f)	5.13	(f)	15
Year ended 12/31/09	10.26	0.54		0.98	1.52	(0.53)	11.25	15.10		27,388	0.61		0.67		0.60		4.90		19

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	For the years ended August 31, 2011 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $139,542,348 and sold of $13,399,363 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen California Insured Tax Free Income Fund into the Fund.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $303,513, $16,090, $23,011 and $23,362 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23%, 0.24%, 0.27%, 0.25% and 0.25% for the six months ended February 28, 2015 and the years ended August 31, 2014, 2013, 2012 and 2011, respectively.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.75% and 0.74%, for the six months ended February 28, 2015 and the year ended August 31, 2014.

20                         Invesco California Tax-Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,030.40	$4.53	$1,020.33	$4.51	0.90%
B	1,000.00	1,030.40	4.43	1,020.43	4.41	0.88
C	1,000.00	1,027.70	6.99	1,017.90	6.95	1.39
Y	1,000.00	1,031.60	3.27	1,021.57	3.26	0.65

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

21                         Invesco California Tax-Free Income Fund

Go Paperless with eDelivery Visit invesco.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that’s all about eeees:

-	environmentally friendly. Go green by reducing the number of trees used to produce paper.	-	efficient. Stop waiting for regular mail. Your documents will be sent via email as soon as they’re available.
-	economical. Help reduce your fund’s printing and delivery expenses and put more capital back in your fund’s returns.	-	easy. Download, save and print files using your home computer with a few clicks of your mouse.
This service is provided by Invesco Investment Services, Inc.

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                        MS-CTFI-SAR-1      Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2015

Invesco Core Plus Bond Fund
Nasdaq:
A: ACPSX ¡ B: CPBBX ¡ C: CPCFX ¡ R: CPBRX ¡ Y: CPBYX ¡ R5: CPIIX ¡ R6: CPBFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

24	Financial Statements

26	Notes to Financial Statements

39	Financial Highlights

40	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

  Fund vs. Indexes

Cumulative total returns, 8/31/14 to 2/28/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.71%
Class B Shares	2.42
Class C Shares	2.42
Class R Shares	2.67
Class Y Shares	2.93
Class R5 Shares	2.84
Class R6 Shares	2.86
Barclays U.S. Aggregate Index▼ (Broad Market/Style-Specific Index)	2.25
Lipper Core Plus Bond Funds Index■ (Peer Group Index)	2.17
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Lipper Core Plus Bonds Funds Index is an unmanaged index consisting of funds that invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to 10 years.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                             Invesco Core Plus Bond Fund

Average Annual Total Returns
As of 2/28/15, including maximum applicable sales charges

Class A Shares
Inception (6/3/09)	5.25%
5 Year	4.37
1 Year	1.99

Class B Shares
Inception (6/3/09)	5.11%
5 Year	4.16
1 Year	0.75

Class C Shares
Inception (6/3/09)	5.25%
5 Year	4.50
1 Year	4.75

Class R Shares
Inception (6/3/09)	5.78%
5 Year	5.02
1 Year	6.28

Class Y Shares
Inception (6/3/09)	6.32%
5 Year	5.56
1 Year	6.80

Class R5 Shares
Inception (6/3/09)	6.29%
5 Year	5.52
1 Year	6.81

Class R6 Shares
Inception	6.16%
5 Year	5.42
1 Year	6.86

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment

Average Annual Total Returns
As of 12/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/3/09)	5.03%
5 Year	4.38
1 Year	2.45

Class B Shares
Inception (6/3/09)	4.89%
5 Year	4.14
1 Year	1.11

Class C Shares
Inception (6/3/09)	5.04%
5 Year	4.48
1 Year	5.11

Class R Shares
Inception (6/3/09)	5.56%
5 Year	5.00
1 Year	6.64

Class Y Shares
Inception (6/3/09)	6.11%
5 Year	5.54
1 Year	7.17

Class R5 Shares
Inception (6/3/09)	6.09%
5 Year	5.52
1 Year	7.27

Class R6 Shares
Inception	5.96%
5 Year	5.41
1 Year	7.32

return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.86%, 1.61%, 1.61%, 1.11%, 0.61%, 0.60% and 0.56%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.03%, 1.78%, 1.78%, 1.28%, 0.78%, 0.60% and 0.56%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least December 31, 2015. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

3                             Invesco Core Plus Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                             Invesco Core Plus Bond Fund

Schedule of Investments(a)

February 28, 2015

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–46.95%
Aerospace & Defense–0.47%
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/18(b)	$70,000	$74,988
7.50%, 03/15/25(b)	48,000	49,080
7.75%, 03/15/20(b)	108,000	112,995
Unsec. Notes, 5.50%, 09/15/18(b)	48,000	48,660
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	61,000	59,475
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	204,000	216,750
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	1,540,000	1,574,480
Sr. Unsec. Gtd. Notes, 4.95%, 02/15/21	679,000	747,651
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	50,000	51,750
Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/45	948,000	930,672
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	130,000	129,350
		3,995,851

Agricultural & Farm Machinery–0.01%
Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	74,000	67,710

Agricultural Products–0.00%
Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	37,000	37,555

Airlines–0.23%
Air Canada (Canada), Sec. Gtd. Notes, 8.75%, 04/01/20(b)	30,000	33,431
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(b)	130,000	139,587
American Airlines Group Inc., Sr. Unsec. Notes, 4.63%, 03/01/20(b)	36,000	36,225
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	67,119	72,950
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. Pass Through Ctfs., 9.00%, 07/08/16	1,007,783	1,108,562
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	2,460	2,720
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.15%, 04/11/24	463,086	493,187

	Principal Amount	Value
Airlines–(continued)
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/19	$6,102	$6,163
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	8,955	10,228
		1,903,053

Alternative Carriers–0.04%
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	125,000	129,062
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 08/15/22	200,000	208,500
		337,562

Aluminum–0.02%
China Hongqiao Group Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Notes, 7.63%, 06/26/17(b)	203,000	206,822

Apparel Retail–0.06%
Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	166,000	181,978
L Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	170,000	195,287
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	88,000	93,280
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	43,000	45,365
		515,910

Apparel, Accessories & Luxury Goods–0.01%
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	41,000	43,153

Application Software–0.01%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	78,000	80,340

Asset Management & Custody Banks–1.04%
Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	2,865,000	3,031,872
Alphabet Holding Co., Inc., Sr. Unsec. PIK Global Notes, 7.75%, 11/01/17(c)	55,000	54,175
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(b)	965,000	997,354
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(b)	2,645,000	2,895,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	$1,545,000	$1,781,184
		8,760,071

Auto Parts & Equipment–0.49%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	90,000	94,838
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	128,000	134,720
5.50%, 12/15/24	24,000	24,930
Johnson Controls, Inc., Sr. Unsec. Global Notes, 4.95%, 07/02/64	615,000	653,816
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	148,000	150,220
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	55,000	57,613
TRW Automotive Inc., Sr. Unsec. Gtd. Notes, 4.50%, 03/01/21(b)	3,000,000	3,036,562
		4,152,699

Automobile Manufacturers–0.94%
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	2,355,000	2,429,182
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/20	2,429,000	2,456,705
3.50%, 07/10/19	924,000	951,143
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 4.25%, 11/15/19(b)	2,019,000	2,109,855
		7,946,885

Automotive Retail–0.01%
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	82,000	85,280

Broadcasting–0.09%
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	74,000	78,255
iHeartCommunications, Inc., Sr. Sec. Gtd. Global Notes, 9.00%, 09/15/22	46,000	44,678
Sr. Sec. Gtd. Notes, 10.63%, 03/15/23(b)	20,000	20,550
Sr. Unsec. Global Notes, 10.00%, 01/15/18	60,000	53,550
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	160,000	162,800
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	5,000	5,181

	Principal Amount	Value
Broadcasting–(continued)
TV Azteca S.A.B. de C.V. (Mexico), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 09/18/20(b)	$350,000	$370,235
		735,249

Building Products–0.11%
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	215,000	219,300
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	126,000	133,245
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	180,000	184,500
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(b)	20,000	20,900
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	89,000	87,220
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	211,000	227,352
USG Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/25(b)	48,000	49,320
5.88%, 11/01/21(b)	24,000	25,440
		947,277

Cable & Satellite–0.64%
Altice S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/22(b)	300,000	310,875
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	147,000	152,145
5.25%, 09/30/22	35,000	36,138
CCOH Safari LLC, Sr. Unsec. Gtd. Notes, 5.50%, 12/01/22	35,000	36,225
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	1,220,000	1,755,414
9.38%, 01/15/19(b)	25,000	31,527
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Notes, 4.45%, 04/01/24	1,090,000	1,163,643
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	272,000	275,740
5.88%, 11/15/24	70,000	69,825
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	59,000	65,785
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	250,000	232,813
8.13%, 06/01/23	120,000	112,200
Numericable-SFR S.A. (France), Sr. Sec. Gtd. Bonds, 6.00%, 05/15/22(b)	206,000	210,635
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	680,000	756,843

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Cable & Satellite–(continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Bonds, 5.00%, 01/15/25(b)	$200,000	$206,000
		5,415,808

Casinos & Gaming–0.04%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	105,000	113,662
Caesars Entertainment Resort Properties LLC, Sr. Sec. Gtd. Notes, 8.00%, 10/01/20(b)	10,000	10,150
Sec. Gtd. Notes, 11.00%, 10/01/21(b)	29,000	25,810
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	45,000	48,713
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	136,000	156,060
		354,395

Catalog Retail–0.76%
QVC, Inc., Sr. Sec. Gtd. Global Notes, 4.85%, 04/01/24	1,736,000	1,794,997
4.45%, 02/15/25	2,800,000	2,835,575
5.45%, 08/15/34	1,815,000	1,805,533
		6,436,105

Coal & Consumable Fuels–0.03%
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/19	44,000	44,880
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/22	140,000	135,800
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	48,000	40,920
		221,600

Commercial Printing–0.02%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	53,000	55,253
RR Donnelley & Sons Co., Sr. Unsec. Global Notes, 7.88%, 03/15/21	90,000	102,600
		157,853

Commodity Chemicals–0.24%
LyondellBasell Industries N.V., Sr. Unsec. Bonds, 4.63%, 02/26/55	2,005,000	1,990,341

Communications Equipment–0.02%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	65,000	65,975
9.00%, 04/01/19(b)	133,000	138,653
		204,628

Computer & Electronics Retail–0.01%
Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	111,000	96,015

	Principal Amount	Value
Construction & Engineering–0.02%
AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	$40,000	$42,354
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	105,000	110,775
		153,129

Construction Machinery & Heavy Trucks–0.09%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	162,000	171,720
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	204,000	211,650
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	59,000	60,327
6.75%, 06/15/21	34,000	35,573
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	128,000	130,240
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	142,000	145,727
Sr. Unsec. Gtd. Notes, 5.38%, 03/01/25(b)	30,000	30,825
		786,062

Construction Materials–0.10%
Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	155,000	160,134
Cemex S.A.B. de C.V. (Mexico), REGS, Sr. Sec. Gtd. Euro Notes, 5.70%, 01/11/25(b)	350,000	344,050
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	30,000	30,600
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	170,000	170,850
US Concrete, Inc., Sr. Sec. Gtd. Global Notes, 8.50%, 12/01/18	101,000	107,565
		813,199

Consumer Finance–0.08%
Ally Financial Inc., Sr. Unsec. Global Notes, 5.13%, 09/30/24	274,000	290,440
Navient Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	355,000	367,425
		657,865

Data Processing & Outsourced Services–0.06%
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	103,000	110,210
First Data Corp., Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	37,000	44,308
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	281,000	327,716
		482,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Department Stores–0.53%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Notes, 6.00%, 04/01/22(b)	$3,343,000	$3,485,077
El Puerto de Liverpool, S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.95%, 10/02/24(b)	275,000	273,625
REGS, Sr. Unsec. Gtd. Euro Notes, 3.95%, 10/02/24(b)	200,000	201,750
Golden Eagle Retail Group Ltd. (China), REGS, Sr. Unsec. Euro Notes, 4.63%, 05/21/23(b)	220,000	194,398
SACI Falabella (Chile), Sr. Unsec. Notes, 4.38%, 01/27/25(b)	300,000	310,315
		4,465,165

Distillers & Vintners–0.28%
CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 10.00%, 04/30/18(d)	49,281	42,382
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 3.88%, 11/15/19	2,275,000	2,366,000
		2,408,382

Diversified Banks–6.71%
Akbank TAS (Turkey), Sr. Unsec. Notes, 4.00%, 01/24/20(b)	200,000	197,599
Banco de Credito e Inversiones (Chile), Sr. Unsec. Notes, 3.00%, 09/13/17(b)	200,000	205,918
4.00%, 02/11/23(b)	500,000	506,674
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	1,390,000	1,383,954
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander (Mexico), Unsec. Sub. Notes, 5.95%, 01/30/24(b)	400,000	422,250
Bancolombia S.A. (Colombia), Unsec. Sub. Global Notes, 5.13%, 09/11/22	140,000	142,697
Bank of America Corp., Series X, Jr. Unsec. Sub. Notes, 6.25%(e)	1,645,000	1,700,519
Series Z, Jr. Unsec. Sub. Notes, 6.50%(e)	3,360,000	3,578,400
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/24(b)	2,585,000	2,733,024
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(b)	1,385,000	1,444,499
Unsec. Sub. Notes, 6.75%, 09/30/22(b)	600,000	684,907
Citigroup Inc., Unsec. Sub. Global Notes, 5.50%, 09/13/25	2,970,000	3,357,397
Series A, Jr. Unsec. Sub. Global Notes, 5.95%(e)	1,495,000	1,517,425
Series N, Jr. Unsec. Sub. Global Notes, 5.80%(e)	2,225,000	2,261,156

	Principal Amount	Value
Diversified Banks–(continued)
Credit Agricole S.A. (France), Jr. Unsec. Sub. Notes, 7.88%(b)(e)	$1,395,000	$1,482,188
Credit Suisse (Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/21	1,518,000	1,545,869
Eurasian Development Bank (Supranational), Sr. Unsec. Notes, 4.77%, 09/20/22(b)	200,000	171,000
Grupo Aval Ltd. (Colombia), Sr. Unsec. Gtd. Notes, 4.75%, 09/26/22(b)	400,000	405,788
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	700,000	737,908
Unsec. Sub. Notes, 4.38%, 09/30/24(b)	990,000	1,051,518
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(b)	1,360,000	1,525,944
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	1,050,000	1,134,069
Unsec. Sub. Global Notes, 5.25%, 03/14/44	1,475,000	1,679,410
Industrial & Commercial Bank of China Ltd. (China), Jr. Unsec. Sub. Notes, 6.00%(b)(e)	2,258,000	2,358,458
Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	2,840,000	2,985,715
JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00%(e)	2,980,000	3,061,950
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(e)	2,140,000	2,204,200
6.13%(b)(e)	1,300,000	1,326,000
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Yankee Notes, 6.13%, 12/15/22	95,000	107,722
Russian Agricultural Bank OJSC Via RSHB Capital S.A. (Russia), REGS, Sr. Unsec. Euro Notes, 5.10%, 07/25/18(b)	200,000	173,500
Societe Generale S.A. (France), Jr. Unsec. Sub. Bonds, 7.88%(b)(e)	1,309,000	1,328,635
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	775,000	778,778
Unsec. Sub. Notes, 5.70%, 03/26/44(b)	960,000	1,067,139
Sumitomo Mitsui Financial Group Inc. (Japan), Unsec. Sub. Bonds, 4.44%, 04/02/24(b)	2,525,000	2,696,200
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	1,400,000	1,406,728
VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Notes, 6.00%, 04/12/17(b)	200,000	186,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	$3,500,000	$4,149,691
Series U, Jr. Unsec. Sub. Global Notes, 5.88%(e)	2,835,000	2,998,012
		56,699,341

Diversified Capital Markets–0.28%
Credit Suisse Group AG (Switzerland), Jr. Unsec. Sub. Notes, 6.25%(b)(e)	2,410,000	2,397,950

Diversified Chemicals–0.21%
Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/20	1,755,000	1,776,817

Diversified Metals & Mining–0.45%
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.00%, 04/01/17(b)	20,000	20,238
8.25%, 11/01/19(b)	1,800,000	1,701,000
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	49,000	50,715
Sr. Unsec. Gtd. Notes, 9.50%, 10/01/20(b)	30,000	30,900
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	565,000	763,145
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	1,074,000	974,514
6.75%, 04/16/40	225,000	239,147
		3,779,659

Diversified Real Estate Activities–0.20%
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/25	1,705,000	1,711,642

Diversified REIT’s–0.82%
Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/25	1,570,000	1,567,282
W.P. Carey Inc., Sr. Unsec. Notes, 4.00%, 02/01/25	5,375,000	5,352,405
		6,919,687

Electric Utilities–0.24%
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63%(b)(e)	1,535,000	1,667,010
Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	100,000	117,887
REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 01/20/20(b)	200,000	235,750
		2,020,647

	Principal Amount	Value
Electrical Components & Equipment–0.00%
Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	$40,000	$41,600

Environmental & Facilities Services–0.01%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	53,000	54,855

Gas Utilities–0.40%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	120,000	121,800
6.75%, 01/15/22	30,000	30,450
Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/18(b)	2,851,000	3,125,446
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Bonds, 5.75%, 03/01/25	31,000	31,698
Sr. Unsec. Global Notes, 5.50%, 06/01/24	40,000	40,800
		3,350,194

General Merchandise Stores–0.22%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	1,729,000	1,672,316
Family Tree Escrow LLC, Sr. Unsec. Notes, 5.75%, 03/01/23(b)	216,000	228,420
		1,900,736

Gold–0.45%
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.95%, 03/15/24	1,365,000	1,358,025
New Gold Inc. (Canada), Sr. Unsec. Notes, 6.25%, 11/15/22(b)	111,000	112,387
Newcrest Finance Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	815,000	754,364
Yamana Gold Inc. (Canada), Sr. Unsec. Global Notes, 4.95%, 07/15/24	1,585,000	1,577,695
		3,802,471

Health Care Distributors–0.54%
AmerisourceBergen Corp., Sr. Unsec. Global Notes, 3.25%, 03/01/25	880,000	888,876
Sr. Unsec. Notes, 4.25%, 03/01/45	1,436,000	1,499,974
McKesson Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/24	2,085,000	2,210,092
		4,598,942

Health Care Equipment–0.57%
CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	1,385,000	1,447,516
4.88%, 05/15/44	1,989,000	2,194,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Health Care Equipment–(continued)
Medtronic Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 03/15/44	$971,000	$1,097,489
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	90,000	77,400
		4,816,802

Health Care Facilities–0.20%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Notes, 5.63%, 02/15/23(b)	97,000	100,638
Community Health Systems, Inc., Sr. Sec. Gtd. Global Notes, 5.13%, 08/01/21	33,000	34,609
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	69,737	74,967
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	130,000	143,000
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	186,000	209,250
6.50%, 02/15/20	675,000	769,078
Sr. Sec. Gtd. Notes, 5.25%, 04/15/25	40,000	44,100
Sr. Unsec. Gtd. Bonds, 5.38%, 02/01/25	92,000	98,095
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	93,000	101,602
Sr. Unsec. Global Notes, 6.75%, 02/01/20	40,000	43,100
8.13%, 04/01/22	83,000	94,309
		1,712,748

Health Care REIT’s–0.34%
HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	1,305,000	1,382,665
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,495,000	1,525,835
		2,908,500

Health Care Services–0.89%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 06/15/24	958,000	984,655
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.60%, 02/01/25	3,974,000	4,026,424
4.70%, 02/01/45	2,261,000	2,337,239
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	139,000	148,209
Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	40,000	42,350
		7,538,877

Home Improvement Retail–0.02%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	172,000	170,280

	Principal Amount	Value
Homebuilding–0.40%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	$201,000	$180,649
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	136,000	133,620
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	26,000	27,300
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	165,000	156,750
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	42,000	42,315
7.50%, 09/15/22	20,000	20,300
Lennar Corp., Sr. Unsec. Gtd. Notes, 4.50%, 11/15/19	1,493,000	1,534,057
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	1,470,000	1,217,502
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	69,000	67,275
		3,379,768

Hotels, Resorts & Cruise Lines–0.01%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	40,000	43,700
NCL Corp. Ltd., Sr. Unsec. Notes, 5.25%, 11/15/19(b)	20,000	20,650
		64,350

Household Products–0.04%
Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	147,000	153,615
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	200,000	211,500
		365,115

Hypermarkets & Super Centers–0.24%
Cencosud S.A. (Chile), REGS, Sr. Unsec. Gtd. Euro Notes, 4.88%, 01/20/23(b)	200,000	203,039
Sr. Unsec. Gtd. Notes, 5.15%, 02/12/25(b)	1,272,000	1,294,594
6.63%, 02/12/45(b)	506,000	508,283
		2,005,916

Independent Power Producers & Energy Traders–0.08%
AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	181,000	203,172
8.00%, 10/15/17	1,000	1,129
Calpine Corp., Sr. Sec. Gtd. Notes, 5.88%, 01/15/24(b)	11,000	11,949
Sr. Unsec. Global Notes, 5.38%, 01/15/23	118,000	120,065
5.50%, 02/01/24	102,000	102,637
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 07/15/22	199,000	207,955
		646,907

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Industrial Conglomerates–0.11%
Grupo KUO, S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 6.25%, 12/04/22(b)	$400,000	$405,000
REGS, Sr. Unsec. Gtd. Euro Notes, 6.25%, 12/04/22(b)	300,000	306,450
Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(e)	200,000	205,500
		916,950

Industrial Machinery–0.98%
EnPro Industries, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 09/15/22(b)	11,000	11,358
Ingersoll-Rand Luxembourg Finance S.A., Sr. Unsec. Gtd. Global Notes, 2.63%, 05/01/20	664,000	664,116
3.55%, 11/01/24	3,186,000	3,222,161
4.65%, 11/01/44	1,321,000	1,398,278
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/54	2,916,000	2,861,669
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	116,000	121,655
		8,279,237

Industrial REIT’s–0.18%
Prologis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	1,415,000	1,516,452

Integrated Oil & Gas–0.86%
BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 3.54%, 11/04/24	1,730,000	1,780,501
California Resources Corp., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/21(b)	176,000	161,480
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.88%, 05/28/45	1,360,000	1,309,000
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Bonds, 4.30%, 11/12/15(b)	1,317,000	1,315,354
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec. Notes, 4.40%, 04/30/23(b)	200,000	182,000
7.00%, 05/05/20(b)	210,000	217,350
Unsec. Bonds, 6.00%, 11/07/44(b)	400,000	347,000
REGS, Sr. Unsec. Medium-Term Euro Notes, 4.40%, 04/30/23(b)	200,000	180,000
Lukoil International Finance B.V. (Russia), REGS, Sr. Unsec. Gtd. Euro Notes, 4.56%, 04/24/23(b)	400,000	335,000
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	530,000	479,438
6.25%, 03/17/24	38,000	35,058
Petroleos de Venezuela S.A. (Venezuela), REGS, Sr. Unsec. Gtd. Euro Bonds, 6.00%, 05/16/24(b)	737,357	245,835
Sr. Unsec. Gtd. Euro Notes, 9.00%, 11/17/21(b)	475,000	186,865

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 6.50%, 06/02/41	$100,000	$114,371
Sr. Unsec. Gtd. Notes, 3.50%, 07/23/20(b)	220,000	225,051
5.63%, 01/23/46(b)	140,000	144,917
		7,259,220

Integrated Telecommunication Services–1.53%
CenturyLink, Inc., Series V, Sr. Unsec. Global Notes, 5.63%, 04/01/20	50,000	53,765
Digicel Group Ltd. (Jamaica), REGS, Sr. Unsec. Euro Notes, 7.13%, 04/01/22(b)	460,000	439,300
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	340,000	358,700
Verizon Communications, Inc., Sr. Unsec. Global Notes, 5.05%, 03/15/34	3,250,000	3,558,451
5.15%, 09/15/23	665,000	764,265
6.40%, 09/15/33	4,665,000	5,939,699
Sr. Unsec. Notes, 5.01%, 08/21/54(b)	1,698,000	1,785,195
		12,899,375

Internet Retail–0.01%
Netflix, Inc., Sr. Unsec. Notes, 5.50%, 02/15/22(b)	60,000	61,950

Internet Software & Services–0.92%
Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Notes, 3.13%, 11/28/21(b)	2,207,000	2,224,790
3.60%, 11/28/24(b)	1,665,000	1,682,486
4.50%, 11/28/34(b)	1,124,000	1,156,680
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	164,000	174,660
EarthLink Holdings Corp., Sr. Sec. Gtd. Global Notes, 7.38%, 06/01/20	55,000	56,306
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	62,000	64,170
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	111,000	116,550
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/19(b)	2,255,000	2,319,513
		7,795,155

Investment Banking & Brokerage–0.29%
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00%(e)	1,315,000	1,551,700
Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70%(e)	875,000	907,812
		2,459,512

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Life & Health Insurance–0.89%
Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	$50,000	$58,364
MetLife Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,200,000	2,300,144
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	735,000	837,310
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,640,000	1,947,500
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/24(b)	2,235,000	2,370,876
		7,514,194

Managed Health Care–0.11%
Cigna Corp., Sr. Unsec. Global Notes, 5.38%, 02/15/42	725,000	892,630

Marine–0.02%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	193,000	193,965

Metal & Glass Containers–0.02%
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	167,000	175,350
Owens-Brockway Glass Container Inc., Sr. Unsec. Notes, 5.00%, 01/15/22(b)	25,000	26,094
		201,444

Motorcycle Manufacturers–0.16%
Harley-Davidson Financial Services, Inc., Sr. Unsec. Gtd. Notes, 2.15%, 02/26/20(b)	1,315,000	1,315,840

Movies & Entertainment–0.34%
AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	36,000	37,800
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	80,000	77,600
Time Warner, Inc., Sr. Unsec. Gtd. Global Notes, 5.35%, 12/15/43	2,100,000	2,472,131
Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	285,000	307,949
		2,895,480

Multi-Line Insurance–0.54%
American International Group, Inc., Sr. Unsec. Global Notes, 4.50%, 07/16/44	2,100,000	2,257,647
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/44(b)	2,185,000	2,347,397
		4,605,044

	Principal Amount	Value
Multi-Sector Holdings–0.02%
SUAM Finance B.V. (Colombia), Sr. Unsec. Gtd. Notes, 4.88%, 04/17/24(b)	$200,000	$208,727

Multi-Utilities–0.34%
E.CL S.A. (Chile), Sr. Unsec. Notes, 4.50%, 01/29/25(b)	380,000	395,036
Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	2,525,000	2,490,040
		2,885,076

Office REIT’s–0.16%
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	1,290,000	1,346,406

Office Services & Supplies–0.13%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	1,070,000	1,112,728

Oil & Gas Drilling–0.27%
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/15/22	70,000	53,900
Rowan Cos., Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/44	2,495,000	2,256,625
		2,310,525

Oil & Gas Equipment & Services–0.07%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	42,000	41,265
Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	79,000	73,470
Odebrecht Oil & Gas Finance Ltd. (Brazil), Sr. Unsec. Gtd. Notes, 7.00%(b)(e)	200,000	113,000
REGS, Sr. Unsec. Gtd. Euro Notes, 7.00%(b)(e)	700,000	388,500
		616,235

Oil & Gas Exploration & Production–1.66%
Antero Resources Corp., Sr. Unsec. Gtd. Notes, 5.13%, 12/01/22(b)	92,000	91,080
Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	112,000	113,120
6.00%, 12/01/20	20,000	20,550
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	42,000	38,535
Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 10/15/18	59,000	61,803
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20	95,000	97,850
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/20	39,000	31,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	$25,000	$27,750
Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	47,000	51,465
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	2,575,000	2,549,250
5.88%, 05/01/22	41,000	43,665
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/22	17,000	17,765
5.50%, 04/01/23	77,000	80,465
Sr. Unsec. Gtd. Notes, 6.50%, 01/15/22	17,000	18,275
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 3.35%, 11/15/24	788,000	814,966
4.30%, 11/15/44	1,525,000	1,641,866
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	974,000	966,695
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	140,000	131,600
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/18	910,000	922,055
3.25%, 05/15/22	2,287,000	2,348,869
Diamondback Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 10/01/21	86,000	90,730
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	33,000	34,238
9.50%, 02/15/19	75,000	78,562
Newfield Exploration Co., Sr. Unsec. Sub. Notes, 6.88%, 02/01/20	44,000	45,650
Noble Energy Inc., Sr. Unsec. Notes, 3.90%, 11/15/24	1,098,000	1,141,924
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(b)	88,000	90,640
Pertamina Persero PT (Indonesia), Sr. Unsec. Notes, 4.88%, 05/03/22(b)	200,000	209,040
REGS, Sr. Unsec. Medium-Term Euro Notes, 4.30%, 05/20/23(b)	800,000	810,192
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	140,000	138,600
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	371,000	380,275
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	46,000	44,160
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	56,000	54,040

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
SandRidge Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	$65,000	$48,425
7.50%, 02/15/23	17,000	12,325
8.75%, 01/15/20	31,000	24,180
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	395,000	408,825
6.50%, 01/01/23	21,000	21,735
Sr. Unsec. Notes, 6.13%, 11/15/22(b)	78,000	80,340
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/19	38,000	37,810
5.75%, 03/15/21	175,000	174,125
		13,995,225

Oil & Gas Refining & Marketing–0.04%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	60,000	59,850
Reliance Industries Ltd. (India), Sr. Unsec. Notes, 4.13%, 01/28/25(b)	320,000	319,200
		379,050

Oil & Gas Storage & Transportation–2.32%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	127,000	128,270
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	50,000	57,750
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.75%, 02/15/25	1,594,000	1,659,678
3.90%, 02/15/24	2,483,000	2,624,907
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/24	2,255,000	2,244,186
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/34	1,167,000	1,240,236
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 12/01/24	29,000	29,943
5.50%, 02/15/23	194,000	203,700
6.50%, 08/15/21	44,000	46,860
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 10/15/21	57,000	57,428
Sabine Pass Liquefaction LLC, Sr. Sec. Global Notes, 5.63%, 04/15/23	133,000	136,325
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	35,000	39,288
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	31,000	27,283

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	$133,000	$139,982
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	255,000	343,759
Williams Partners L.P., Sr. Unsec. Global Notes, 4.00%, 09/15/25	5,289,000	5,284,904
5.10%, 09/15/45	4,502,000	4,513,227
Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/23	810,000	836,831
		19,614,557

Other Diversified Financial Services–0.18%
Corp Financiera de Desarrollo S.A. (Peru), Unsec. Sub. Notes, 5.25%, 07/15/29(b)	500,000	521,250
Rio Oil Finance Trust (Brazil), Series 2014-1, Sr. Sec. Notes, 6.25%, 07/06/24(b)	200,000	183,000
Unifin Financiera S.A.P.I. de C.V. SOFOM, E.N.R. (Mexico), Sr. Unsec. Gtd. Bonds, 6.25%, 07/22/19(b)	300,000	276,000
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	535,000	556,400
		1,536,650

Packaged Foods & Meats–1.28%
Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/16	5,805,000	5,805,000
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	192,000	196,800
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	300,000	307,500
Marfrig Overseas Ltd. (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 9.50%, 05/04/20(b)	400,000	396,400
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.60%, 06/01/44	796,000	843,213
MHP S.A. (Ukraine), REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 04/02/20(b)	200,000	126,000
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	61,000	63,821
Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(b)	26,000	26,683
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	24,000	25,200
6.63%, 08/15/22	2,687,000	2,928,830
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	61,000	65,575
		10,785,022

	Principal Amount	Value
Paper Packaging–0.28%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	$468,000	$489,645
4.88%, 11/15/22	138,000	144,383
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/24(b)	1,770,000	1,729,201
		2,363,229

Paper Products–0.03%
Mercer International Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/19(b)	42,000	44,310
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	181,000	185,525
Verso Paper Holdings LLC/Verso Paper Inc., Sr. Sec. Gtd. Bonds, 11.75%, 01/15/19	14,000	13,807
		243,642

Personal Products–0.16%
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	1,340,000	1,303,069
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	84,000	88,620
		1,391,689

Pharmaceuticals–1.86%
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 3.85%, 06/15/24	1,145,000	1,162,710
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 2.38%, 10/08/19(b)	1,000,000	1,013,014
3.38%, 10/08/24(b)	710,000	739,784
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	2,492,000	3,692,484
Eli Lilly and Co., Sr. Unsec. Global Notes, 2.75%, 06/01/25	810,000	809,554
3.70%, 03/01/45	1,934,000	1,937,940
Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/01/25(b)	200,000	213,000
Merck & Co., Inc., Sr. Unsec. Global Notes, 1.85%, 02/10/20	2,560,000	2,552,027
Perrigo Finance PLC, Sr. Unsec. Gtd. Notes, 3.90%, 12/15/24	1,654,000	1,723,431
4.90%, 12/15/44	1,371,000	1,486,491
Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.25%, 01/15/21(b)	8,000	9,020
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/23(b)	55,000	55,756
5.63%, 12/01/21(b)	130,000	132,437
6.38%, 10/15/20(b)	150,000	158,250
7.50%, 07/15/21(b)	50,000	54,562
		15,740,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Property & Casualty Insurance–0.46%
Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	$2,085,000	$2,257,012
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	1,320,000	1,590,600
		3,847,612

Railroads–0.34%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Bonds, 2.90%, 02/01/25	2,134,000	2,125,323
Transnet SOC Ltd. (South Africa), Sr. Unsec. Notes, 4.00%, 07/26/22(b)	400,000	391,000
REGS, Sr. Unsec. Euro Notes, 4.00%, 07/26/22(b)	400,000	393,000
		2,909,323

Real Estate Development–0.05%
AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(b)	40,000	38,300
Country Garden Holdings Co. Ltd. (China), Sr. Unsec. Gtd. Notes, 7.50%, 01/10/23(b)	200,000	192,800
REGS, Sr. Unsec. Gtd. Euro Notes, 7.50%, 01/10/23(b)	236,000	227,445
		458,545

Real Estate Services–0.00%
Kennedy-Wilson Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/24	40,000	40,600

Regional Banks–1.95%
Banco Internacional del Peru SAA (Peru), Unsec. Sub. Notes, 6.63%, 03/19/29(b)	500,000	540,333
Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	1,550,000	1,621,178
Series J, Jr. Unsec. Sub. Bonds, 4.90%(e)	1,520,000	1,482,000
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	650,000	729,144
Manufacturers & Traders Trust Co., Sr. Unsec. Notes, 2.90%, 02/06/25	2,566,000	2,530,743
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63%(e)	4,040,000	4,156,150
SVB Financial Group, Sr. Unsec. Global Notes, 3.50%, 01/29/25	5,385,000	5,330,848
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	75,000	84,000
		16,474,396

Reinsurance–0.21%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	1,650,000	1,804,291

	Principal Amount	Value
Renewable Electricity–0.16%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	$1,194,000	$1,299,228
TerraForm Power Operating, LLC, Sr. Unsec. Gtd. Notes, 5.88%, 02/01/23(b)	62,000	64,790
		1,364,018

Residential REIT’s–0.26%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	2,135,000	2,181,665

Security & Alarm Services–0.01%
ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	50,000	54,250

Semiconductor Equipment–0.03%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	115,000	120,175
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	102,000	106,335
		226,510

Semiconductors–0.07%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	94,000	101,755
Micron Technology, Inc.,
Sr. Unsec. Global Bonds, 5.88%, 02/15/22	140,000	149,100
Sr. Unsec. Notes,
5.25%, 08/01/23(b)	55,000	56,650
5.50%, 02/01/25(b)	54,000	55,620
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	200,000	214,460
		577,585

Sovereign Debt–1.84%
Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	685,000	705,208
Argentina Bonar Bonds (Argentina), Series X, Sr. Unsec. Bonds, 7.00%, 04/17/17	320,000	323,040
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec. Notes,
4.00%, 04/14/19(b)	1,606,000	1,626,075
5.75%, 09/26/23(b)	200,000	209,000
Banque Centrale de Tunisie SA (Tunisia), Sr. Unsec. Bonds, 5.75%, 01/30/25(b)	200,000	203,500
Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.13%, 03/27/25	330,000	346,216
Commonwealth of the Bahamas (Bahamas), Sr. Unsec. Notes, 5.75%, 01/16/24(b)	400,000	427,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Dominican Republic International Bond (Dominican Repubic), Sr. Unsec. Notes, 5.50%, 01/27/25(b)	$330,000	$346,500
El Salvador Government International Bond (El Salvador), Unsec. Notes, 6.38%, 01/18/27(b)	228,000	232,845
Guatemala Government Bond (Guatemala), Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(f)	220,000	295,350
REGS, Sr. Unsec. Euro Bonds, 8.13%, 10/06/19(b)(f)	90,000	120,825
Honduras Government International Bond (Honduras), REGS, Sr. Unsec. Euro Notes, 7.50%, 03/15/24(b)	200,000	211,250
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 5.38%, 02/21/23	400,000	453,000
5.38%, 03/25/24	400,000	453,800
7.63%, 03/29/41	450,000	662,625
Indonesia Government International Bond (Indonesia), Sr. Unsec. Notes, 3.38%, 04/15/23(b)	300,000	298,875
3.75%, 04/25/22(b)	300,000	312,000
4.13%, 01/15/25(b)	200,000	208,660
Ivory Coast Government International Bond (Ivory Coast), Unsec. Bonds, 6.38%, 03/03/28(b)	324,000	321,152
Lebanon Government International Bond (Lebanon), REGS, Sr. Unsec. Euro Bonds, 6.00%, 01/27/23(b)	500,000	505,100
Magyar Export-Import Bank Zrt. (Hungary), Sr. Unsec. Gtd. Bonds, 4.00%, 01/30/20(b)	300,000	307,740
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 4.60%, 01/23/46	200,000	209,500
Sr. Unsec. Medium-Term Global Notes, 4.75%, 03/08/44	310,000	331,657
Nigeria Government International Bond (Nigeria), Sr. Unsec. Notes, 5.13%, 07/12/18(b)	200,000	195,500
Pakistan Government International Bond (Pakistan),
Sr. Unsec. Bonds, 7.25%, 04/15/19(b)	200,000	204,500
Unsec. Bonds, 6.75%, 12/03/19(b)	225,000	226,688
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 4.00%, 09/22/24	320,000	338,400
5.20%, 01/30/20	400,000	448,000
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec. Notes, 4.00%, 11/21/18(b)	200,000	211,000
Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 4.20%, 01/21/24	200,000	223,000
5.00%, 01/13/37	300,000	362,250

	Principal Amount	Value
Sovereign Debt–(continued)
Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 4.00%, 01/22/24	$400,000	$434,287
Republic of Angola Via Northern Lights III B.V. (Angola), REGS, Sr. Unsec. Euro Notes, 7.00%, 08/16/19(b)	400,000	400,000
Republic of Azerbaijan International Bond (Azerbaijan), Sr. Unsec. Notes, 4.75%, 03/18/24(b)	400,000	406,096
Republic of Serbia (Serbia), Sr. Unsec. Bonds, 4.88%, 02/25/20(b)	200,000	209,000
REGS, Sr. Unsec. Euro Bonds, 6.75%, 11/01/24(b)(d)	205,976	210,835
Romanian Government International Bond (Romania), Sr. Unsec. Notes, 4.88%, 01/22/24(b)	200,000	225,000
Russian Foreign Bond (Russia), REGS, Sr. Unsec. Euro Bonds, 7.50%, 03/31/30(b)(d)	150,650	161,730
Uruguay Government International Bond (Uruguay), Sr. Unsec. Bonds, 5.10%, 06/18/50	2,001,000	2,082,040
Venezuela Government International Bond (Venezuela), REGS, Sr. Unsec. Euro Bonds, 6.00%, 12/09/20(b)	205,000	74,825
		15,524,635

Specialized Consumer Services–0.01%
ServiceMaster Co., LLC (The),
Sr. Unsec. Gtd. Global Notes, 7.00%, 08/15/20	45,000	48,094
Sr. Unsec. Notes, 7.45%, 08/15/27	40,000	41,700
		89,794

Specialized Finance–1.25%
Aircastle Ltd.,
Sr. Unsec. Global Notes, 7.63%, 04/15/20	206,000	239,475
Sr. Unsec. Notes, 5.13%, 03/15/21	55,000	58,575
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	137,000	146,248
5.00%, 08/01/23	100,000	106,250
CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	1,325,000	1,643,014
International Lease Finance Corp.,
Sr. Unsec. Global Notes, 5.88%, 08/15/22	120,000	137,700
Sr. Unsec. Notes, 8.25%, 12/15/20	195,000	243,262
Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/19	1,470,000	1,493,229
4.88%, 02/15/24	4,595,000	5,087,295
5.25%, 07/15/44	1,140,000	1,312,536
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/24(b)	100,000	104,875
		10,572,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Specialized REIT’s–0.59%
Crown Castle International Corp.,
Sr. Unsec. Global Notes, 5.25%, 01/15/23	$170,000	$180,625
Sr. Unsec. Notes, 4.88%, 04/15/22	81,000	85,050
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,880,000	4,686,934
		4,952,609

Specialty Chemicals–0.02%
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	198,000	207,405

Specialty Stores–0.43%
Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	218,000	225,357
Tiffany & Co., Sr. Unsec. Notes, 3.80%, 10/01/24(b)	1,005,000	1,018,573
4.90%, 10/01/44(b)	2,303,000	2,393,542
		3,637,472

Steel–0.29%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	67,000	58,625
ArcelorMittal (Luxembourg),
Sr. Unsec. Global Notes, 4.50%, 08/05/15	19,000	19,214
6.25%, 03/01/21	172,000	187,704
7.00%, 02/25/22	10,000	11,250
Cliffs Natural Resources Inc., Sr. Unsec. Global Notes, 5.90%, 03/15/20	69,000	50,370
Evraz Inc. N.A. (Canada), Sr. Sec. Gtd. Notes, 7.50%, 11/15/19(b)	500,000	472,700
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	85,000	59,500
Steel Dynamics, Inc.,
Sr. Unsec. Gtd. Notes, 5.13%, 10/01/21(b)	8,000	8,200
5.50%, 10/01/24(b)	150,000	156,562
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	154,000	160,352
7.38%, 02/01/20(b)	32,000	33,320
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.38%, 01/11/22	350,000	337,981
6.88%, 11/10/39	400,000	396,883
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	600,000	530,340
		2,483,001
Systems Software–0.20%
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/35	1,659,000	1,648,659

	Principal Amount	Value
Technology Distributors–0.34%
Arrow Electronics, Inc., Sr. Unsec. Global Notes, 4.00%, 04/01/25	$2,815,000	$2,807,619
CDW LLC/CDW Finance Corp., Sr. Unsec. Notes, 5.00%, 09/01/23	52,000	52,520
		2,860,139

Technology Hardware, Storage & Peripherals–0.50%
Apple Inc., Sr. Unsec. Global Notes, 3.45%, 02/09/45	2,659,000	2,507,626
Seagate HDD Cayman, Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(b)	1,540,000	1,694,000
		4,201,626

Tobacco–0.45%
Philip Morris International Inc., Sr. Unsec. Global Notes, 4.25%, 11/10/44	3,624,000	3,836,698

Trading Companies & Distributors–0.65%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 4.50%, 05/15/21(b)	2,085,000	2,210,100
5.00%, 10/01/21(b)	630,000	679,612
Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	2,425,000	2,506,086
United Rentals North America Inc., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	80,000	86,000
		5,481,798

Wireless Telecommunication Services–1.31%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	1,115,000	1,415,288
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/24(b)	500,000	556,875
Comcel Trust via Comunicaciones Celulares S.A. (Guatemala), REGS, Sr. Unsec. Gtd. Euro Bonds, 6.88%, 02/06/24(b)	266,000	284,540
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	25,000	25,233
4.88%, 08/15/20(b)	1,835,000	2,030,505
Digicel Ltd. (Jamaica),
Sr. Unsec. Gtd. Notes, 6.75%, 03/01/23(b)	200,000	202,700
Sr. Unsec. Notes, 6.00%, 04/15/21(b)	200,000	198,000
Mobile Telesystems OJSC via MTS International Funding Ltd. (Russia), REGS, Sr. Unsec. Euro Notes, 8.63%, 06/22/20(b)	260,000	265,190
MTN Mauritius Investments Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.76%, 11/11/24(b)	400,000	400,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/44	$2,955,000	$3,333,376
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(b)	165,000	165,825
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	120,000	113,400
Sprint Communications Inc.,
Sr. Unsec. Global Notes, 6.00%, 11/15/22	69,000	66,844
11.50%, 11/15/21	15,000	18,675
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	780,000	866,775
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/21	50,000	51,375
7.63%, 02/15/25	100,000	101,500
7.88%, 09/15/23	136,000	141,440
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Notes, 6.38%, 03/01/25	152,000	159,980
6.84%, 04/28/23	105,000	112,875
Sr. Unsec. Gtd. Global Notes, 6.63%, 04/01/23	129,000	137,546
VimpelCom Holdings B.V. (Russia), REGS, Sr. Unsec. Gtd. Euro Notes, 5.95%, 02/13/23(b)	200,000	162,832
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 4.75%, 07/15/20(b)	300,000	304,500
		11,115,774
Total U.S. Dollar Denominated Bonds and Notes (Cost $380,145,724)		397,008,535

U.S. Government Sponsored Agency Mortgage-Backed Securities–30.43%
Collateralized Mortgage Obligations–0.13%
Fannie Mae REMICs,
7.00%, 05/25/33, IO	20,235	3,816
6.00%, 07/25/33, IO	18,135	3,033
Ginnie Mae REMICs, 1.64%, 11/20/64	9,263,513	1,097,147
		1,103,996

Federal Deposit Insurance Co. (FDIC)–0.04%
Federal Deposit Insurance Co. Series 2010-S1, Class 1A, Floating Rate Notes, 0.72%, 02/25/48(b)(g)	317,038	317,187

Federal Home Loan Mortgage Corp. (FHLMC)–12.30%
Pass Through Ctfs.,
5.50%, 05/01/16 to 07/01/40	6,259,947	7,119,544
6.50%, 05/01/16 to 09/01/36	1,089,667	1,246,446
7.00%, 08/01/16 to 10/01/34	2,316,418	2,699,707
6.00%, 04/01/17 to 02/01/34	526,236	588,641
7.50%, 04/01/17 to 05/01/35	1,090,049	1,327,964
3.50%, 08/01/26	1,650,376	1,765,880

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
8.50%, 08/01/31	$84,256	$103,094
8.00%, 08/01/32	72,498	91,893
5.00%, 07/01/34 to 06/01/40	6,379,529	7,121,002
4.50%, 06/01/41	4,516,531	4,914,848
Pass Through Ctfs., ARM,
2.48%, 12/01/36(g)	173,337	184,751
2.65%, 02/01/37(g)	60,817	65,527
2.38%, 05/01/37 to 06/01/43(g)	4,442,245	4,535,071
Pass Through Ctfs., TBA,
3.50%, 04/01/45(h)	38,500,000	40,179,863
4.00%, 04/01/45(h)	30,100,000	32,107,107
		104,051,338

Federal National Mortgage Association (FNMA)–17.38%
Pass Through Ctfs.,
7.50%, 11/01/15 to 08/01/37	1,330,217	1,595,075
7.00%, 12/01/15 to 02/01/34	919,161	1,068,208
6.50%, 05/01/16 to 01/01/37	383,440	441,255
6.00%, 05/01/17 to 10/01/39	179,883	203,223
5.00%, 03/01/18 to 12/01/39	1,895,806	2,104,789
5.50%, 11/01/18 to 06/01/40	2,667,829	3,011,204
8.00%, 08/01/21 to 04/01/33	143,027	174,024
9.50%, 04/01/30	33,424	39,915
8.50%, 10/01/32	125,479	157,571
3.00%, 08/01/43	6,071,909	6,198,850
Pass Through Ctfs., ARM,
2.33%, 05/01/35(g)	593,518	633,429
2.23%, 01/01/37(g)	352,664	374,717
2.31%, 03/01/38(g)	174,267	186,078
Pass Through Ctfs., TBA,
2.50%, 04/01/30(h)	13,300,000	13,594,575
3.00%, 04/01/30 to 04/01/45(h)	28,000,000	28,756,066
3.50%, 04/01/45(h)	35,700,000	37,316,957
4.00%, 04/01/45(h)	17,500,000	18,673,251
4.50%, 04/01/45(h)	29,900,000	32,459,721
		146,988,908

Government National Mortgage Association (GNMA)–0.58%
Pass Through Ctfs.,
7.50%, 06/15/23 to 05/15/32	36,849	40,312
9.00%, 09/15/24 to 10/15/24	19,985	20,104
8.50%, 02/15/25	6,910	7,001
8.00%, 08/15/25 to 09/15/26	70,913	77,658
6.56%, 01/15/27	156,467	179,207
7.00%, 04/15/28 to 09/15/32	432,666	507,498
6.00%, 11/15/28 to 02/15/33	119,894	139,709
6.50%, 01/15/29 to 09/15/34	313,347	360,101
5.50%, 06/15/35	170,771	193,998
5.00%, 07/15/35 to 08/15/35	70,701	78,999
Pass Through Ctfs., ARM,
2.00%, 01/20/25 to 05/20/25(g)	76,055	78,959
3.00%, 06/20/25(g)	9,858	10,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Government National Mortgage Association (GNMA)–(continued)
Pass Through Ctfs., TBA, 4.00%, 04/01/45(h)	$3,000,000	$3,186,328
		4,880,150
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $255,148,724)		257,341,579

Asset-Backed Securities–21.40%
Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, Floating Rate Pass Through Ctfs., 2.68%, 05/25/35(g)	2,592,673	2,557,259
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	3,135,000	3,169,150
Banc of America Commercial Mortgage Trust,
Series 2006-1, Class AJ, Variable Rate Pass Through Ctfs., 5.46%, 09/10/45(g)	3,100,000	3,184,889
Series 2006-1, Class B, Variable Rate Pass Through Ctfs., 5.49%, 09/10/45(g)	3,077,000	3,162,513
Banc of America Mortgage Trust, Series 2005-12, Class A2, Floating Rate Pass Through Ctfs., 1.07%, 01/25/36(g)	3,245,614	2,954,957
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.32%, 08/25/33(g)	443,645	442,900
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 2.36%, 02/25/36(g)	1,944,619	1,943,444
Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, Floating Rate Pass Through Ctfs., 2.43%, 11/25/34(g)	4,216,728	4,144,531
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class B, Floating Rate Pass Through Ctfs., 1.92%, 08/15/26(b)(g)	2,500,000	2,501,456
Carlyle High Yield Partners VIII, Ltd., Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 0.64%, 05/21/21(b)(g)	700,000	676,669
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, Floating Rate Pass Through Ctfs., 1.57%, 12/15/27(b)(g)	1,150,000	1,156,991
Centurion CDO 9 Ltd. (Cayman Islands), Series 2005-9X, Class A2, Floating Rate Pass Through Ctfs., 0.69%, 07/17/19(g)	2,750,000	2,657,875
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, Variable Rate Pass Through Ctfs., 5.57%, 12/15/47(b)(g)	5,000,000	5,699,747

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class C, Floating Rate Pass Through Ctfs., 1.57%, 06/15/33(b)(g)	$5,000,000	$5,009,665
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB3, Class 2A, Floating Rate Pass Through Ctfs., 2.59%, 09/25/34(g)	3,917,455	3,884,061
Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.18%, 08/25/34(g)	1,654,001	1,642,903
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.22%, 06/08/30(b)(g)	2,875,000	2,873,841
Countrywide Asset-Backed Ctfs., Series 2003-1, Class 3A, Floating Rate Pass Through Ctfs., 0.85%, 06/25/33(g)	163,093	138,665
Countrywide Home Loans Mortgage Pass Through Trust, Series 2007-13, Class A10, Pass Through Ctfs., 6.00%, 08/25/37	906,678	874,572
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 3.66%, 09/26/34(b)(g)	329,409	330,721
First Horizon Alternative Mortgage Securities Trust,
Series 2005-FA8, Class 2A1, Pass Through Ctfs., 5.00%, 11/25/20	323,884	331,089
Series 2006-FA5, Class A3, Pass Through Ctfs., 6.25%, 08/25/36	427,165	349,101
Foothill CLO Ltd. (Cayman Islands), Series 2007-1A, Class C, Floating Rate Pass Through Ctfs., 0.97%, 02/22/21(b)(g)	1,531,000	1,507,270
Gallatin CLO III Ltd., Series 2007-1A, Class A2L, Floating Rate Pass Through Ctfs., 0.60%, 05/15/21(b)(g)	1,133,000	1,107,054
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Floating Rate Pass Through Ctfs., 2.96%, 04/19/36(g)	1,890,313	1,684,712
GP Portfolio Trust, Series 20014-GPP, Class B, Floating Rate Pass Through Ctfs., 1.47%, 02/15/27(b)(g)	5,000,000	5,000,310
Hamlet II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.59%, 05/11/21(b)(g)	5,000,000	4,793,500
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, Floating Rate Pass Through Ctfs., 0.62%, 06/20/35(g)	42,325	39,076
Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/30(b)	1,500,000	1,515,737

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class B, Floating Rate Pass Through Ctfs., 1.87%, 11/15/29(b)(g)	$3,998,000	$4,011,073
ING Investment Management CLO II, Ltd. (Cayman Islands),
Series 2006-2A, Class A2, Floating Rate Pass Through Ctfs., 0.59%, 08/01/20(b)(g)	5,000,000	4,949,500
Series 2006-2A, Class B, Floating Rate Pass Through Ctfs., 0.65%, 08/01/20(b)(g)	2,718,000	2,648,963
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class B, Variable Rate Pass Through Ctfs., 3.81%, 12/15/47(b)(g)	5,000,000	5,233,735
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP6, Class AJ, Variable Rate Pass Through Ctfs., 5.57%, 04/15/43(g)	3,000,000	3,092,272
Series 2006-LDP8, Class AJ, Variable Rate Pass Through Ctfs., 5.48%, 05/15/45(g)	1,200,000	1,260,504
Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	883,583	934,063
JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, Floating Rate Pass Through Ctfs., 4.94%, 06/25/35(g)	2,035,176	2,001,615
Series 2005-A3, Class 6A5, Floating Rate Pass Through Ctfs., 2.58%, 06/25/35(g)	1,818,606	1,819,048
Series 2005-A5, Class 1A2, Floating Rate Pass Through Ctfs., 2.65%, 08/25/35(g)	2,775,477	2,767,203
Series 2005-A6, Class 7A1, Floating Rate Pass Through Ctfs., 2.53%, 08/25/35(g)	1,778,923	1,743,852
Series 2007-A4, Class 3A1, Floating Rate Pass Through Ctfs., 5.24%, 06/25/37(g)	2,196,848	2,026,478
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class AM, Pass Through Ctfs., 5.38%, 11/15/38	2,110,000	2,229,728
Series 2005-C7, Class AJ, Variable Rate Pass Through Ctfs., 5.32%, 11/15/40(g)	5,200,000	5,321,007
Series 2006-C7, Class A3, Pass Through Ctfs., 5.35%, 11/15/38	300,000	317,733
Lehman Mortgage Trust, Series 2006-1, Class 3A5, Pass Through Ctfs., 5.50%, 02/25/36	588,142	578,135
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 0.43%, 11/25/35(g)	1,831,629	1,655,703
Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A9, Floating Rate Pass Through Ctfs., 2.47%, 06/25/35(g)	4,011,023	3,930,696

	Principal Amount	Value
Provident Home Equity Loan Trust, Series 2000-2, Class A1, Floating Rate Pass Through Ctfs., 0.71%, 08/25/31(g)	$303,922	$224,292
Residential Funding Mortgage Sec I Trust, Series 2005-S9, Class A10, Pass Through Ctfs., 6.25%, 12/25/35	2,264,803	2,213,179
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,535,786	1,552,255
Sequoia Mortgage Trust,
Series 2013-3, Class A1, Variable Rate Pass Through Ctfs., 2.00%, 03/25/43(g)	2,737,945	2,582,717
Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/43(g)	2,549,290	2,476,557
Series 2013-7, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 06/25/43(g)	2,285,572	2,260,774
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/43(b)(g)	3,955,297	4,107,697
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A, Pass Through Ctfs., 2.28%, 11/20/25(b)	1,016,144	1,024,195
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, Floating Rate Pass Through Ctfs., 0.71%, 05/25/35(g)	41,645	37,369
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-8, Class 3A, Floating Rate Pass Through Ctfs., 2.46%, 07/25/34(g)	3,699,509	3,704,936
Series 2007-3, Class 4A2, Floating Rate Pass Through Ctfs., 4.82%, 04/25/47(g)	995,994	719,786
Structured Asset Investment Loan Trust, Series 2003-BC12, Class 3A, Floating Rate Pass Through Ctfs., 0.91%, 11/25/33(g)	18,487	17,905
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, Pass Through Ctfs., 6.00%, 12/25/35	703,868	642,145
Symphony CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.59%, 10/25/20(b)(g)	4,545,000	4,434,556
Thornburg Mortgage Securities Trust, Series 2003-6, Class A2, Floating Rate Pass Through Ctfs., 1.17%, 12/25/33(g)	1,635,158	1,519,944
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class C, Variable Rate Pass Through Ctfs., 5.89%, 01/10/45(b)(g)	4,500,000	5,204,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(g)	$1,515,000	$1,545,732
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(g)	1,680,000	1,709,872
WaMu Mortgage Pass Through Ctfs.,
Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.38%, 08/25/33(g)	1,362,233	1,405,727
Series 2005-AR10, Class 1A3, Floating Rate Pass Through Ctfs., 2.39%, 09/25/35(g)	525,000	506,869
Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.33%, 10/25/35(g)	2,321,699	2,259,607
Series 2007-HY2, Class 2A2, Floating Rate Pass Through Ctfs., 2.34%, 11/25/36(g)	1,547,893	1,362,399
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 1.52%, 02/15/27(b)(g)	2,500,000	2,486,142
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(g)	1,100,861	1,107,710
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.61%, 12/25/34(g)	1,345,612	1,355,797
Series 2005-AR14, Class A1, Floating Rate Pass Through Ctfs., 5.36%, 08/25/35(g)	1,284,718	1,291,591
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.61%, 03/25/35(g)	2,692,553	2,746,777
Series 2006-AR8, Class 1A3, Floating Rate Pass Through Ctfs., 2.61%, 04/25/36(g)	3,061,672	3,052,882
Series 2007-7, Class A1, Pass Through Ctfs., 6.00%, 06/25/37	1,947,709	1,977,860
WFRBS Commercial Mortgage Trust,
Series 2011-C5, Class B, Variable Rate Pass Through Ctfs., 5.63%, 11/15/44(b)(g)	5,000,000	5,836,550
Series 2013-C15, Class B, Variable Rate Pass Through Ctfs., 4.48%, 08/15/46(g)	3,800,000	4,169,254
Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 4.98%, 09/15/46(g)	3,127,000	3,554,269
Total Asset-Backed Securities (Cost $177,502,203)		180,947,707

	Principal Amount		Value
U.S. Treasury Securities–18.22%
U.S. Treasury Bills–0.54%
0.00%, 08/20/15(i)(j)		$ 665,000	$664,810
0.07%, 08/20/15(i)(j)		1,150,000	1,149,671
0.08%, 08/20/15(i)(j)		1,260,000	1,259,639
0.09%, 08/20/15(i)(j)		395,000	394,887
0.12%, 08/20/15(i)(j)		880,000	879,748
0.10%, 08/20/15(i)(j)		200,000	199,943
			4,548,698

U.S. Treasury Notes–15.76%
1.25%, 01/31/20		85,949,500	84,938,932
2.00%, 02/15/25		48,278,900	48,304,844
			133,243,776

U.S. Treasury Bonds–1.92%
3.00%, 11/15/44		14,994,400	16,270,658
Total U.S. Treasury Securities (Cost $154,431,125)			154,063,132

	Shares
Preferred Stocks–1.37%
Diversified Banks–0.13%
Citigroup Inc., Series K, 6.88% Pfd.		39,000	1,046,370

Investment Banking & Brokerage–1.05%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.		78,000	1,945,320
Morgan Stanley, 6.88% Pfd.		85,000	2,305,200
Morgan Stanley, Series E, 7.13% Pfd.		164,000	4,619,880
			8,870,400

Regional Banks–0.09%
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.		27,000	768,150

Reinsurance–0.10%
Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.		30,000	872,700
Total Preferred Stocks (Cost $10,560,000)			11,557,620

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.83%(k)
Diversified Banks–0.70%
Standard Chartered Bank (Singapore) Ltd. (United Kingdom), Sr. Unsec. Medium-Term Euro Notes, 7.28%, 06/05/19(b)	IN	R 373,800,000	5,949,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Core Plus Bond Fund

	Principal Amount	Value
Food Distributors–0.02%
Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP 100,000	$161,748

Hotels, Resorts & Cruise Lines–0.02%
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP 100,000	164,334

Other Diversified Financial Services–0.04%
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP 100,000	171,373
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP 100,000	168,285
		339,658

Sovereign Debt–0.05%
Mexican Bonos (Mexico), Series M, Sr. Unsec. Bonds, 7.75%, 05/29/31	MXN 4,500,000	352,351
Peruvian Government International Bond (Peru), Sr. Unsec. Notes, 8.60%, 08/12/17(b)	PEN 210,000	75,758
		428,109
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,006,322)		7,043,381

	Principal Amount	Value
Municipal Obligations–0.34%
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 3.00%, 07/01/20	$1,450,000	$1,480,203
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J);
Series 2010, Class A, Build America Taxable RB, 6.66%, 04/01/57	550,000	725,280
Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	500,000	674,845
Total Municipal Obligations (Cost $2,500,000)		2,880,328

	Shares
Common Stocks–0.00%
Paper Products–0.00%
Verso Corp. (Cost $972)	302	725

Money Market Funds–3.15%
Liquid Assets Portfolio–Institutional Class(l)	13,299,488	13,299,488
Premier Portfolio–Institutional Class(l)	13,299,487	13,299,487
Total Money Market Funds (Cost $26,598,975)		26,598,975

Options Purchased–0.17%
(Cost $1,713,536)(m)		1,431,608
TOTAL INVESTMENTS–122.85% (Cost $1,015,607,581)		1,038,873,590
OTHER ASSETS LESS LIABILITIES–(22.85)%		(193,250,308)
NET ASSETS–100.00%		$845,623,282

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
GBP	– British Pound
Gtd.	– Guaranteed

INR	– Indian Rupee
IO	– Interest Only
Jr.	– Junior
MXN	– Mexican Peso
PEN	– Peru Nuevo Sol
Pfd.	– Preferred

PIK	– Payment in Kind
RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust
REMICS	– Real Estate Mortgage Investment Conduits

Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
TBA	– To Be Announced
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $199,064,504, which represented 23.54% of the Fund’s Net Assets.
(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. PIK Global Notes	—	8.50%

(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Perpetual bond with no specified maturity date.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	The money market fund and the Fund are affiliated by having the same investment adviser.
(m)	The table below details options purchased:

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Core Plus Bond Fund

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Floating Rate	Floating Rate Index	Expiration Date	Notional Value(a)	Value
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.45%	Pay	3 Month USD LIBOR	05/06/15	$39,000,000	$3,300
30 Year Interest Rate Swap	Put	Morgan Stanley Capital Services LLC	2.85	Pay	3 Month USD LIBOR	05/16/15	20,000,000	170,211
Subtotal Swaptions Purchased — Interest Rate Risk								$173,511

Open Over-The-Counter Credit Default Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Floating Rate	Reference Entity	Expiration Date	Implied Credit Spread(b)	Notional Value(a)	Value
5 Year Credit Default Swap	Call	Goldman Sachs International	1.00%	Receive	Markit CDX North America Investment Grade Index, Series 23	03/18/15	0.41%	$50,000,000	$28,772
Subtotal Swaptions Purchased — Credit Risk									$28,772
Total Swaptions Purchased									$202,283

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Strike Price	Notional Value		Value
CAD versus MXN	Put	Goldman Sachs International	06/17/15	MXN 11.50	CAD	30,000,000	$160,886
CHF versus JPY	Put	Barclays Bank PLC	07/23/15	JPY 126.30	CHF	13,900,000	393,478
USD versus CHF	Call	Morgan Stanley Capital Services LLC	04/01/15	CHF 1.03	USD	24,000,000	5,582
USD versus SGD	Call	Bank of America Merrill Lynch	05/08/15	SGD 1.38	USD	22,800,000	137,599
USD versus CNH	Call	J.P. Morgan Securities LLC	01/27/16	CNH 6.75	USD	16,000,000	195,485
USD versus CHF	Call	Goldman Sachs International	03/11/15	CHF 0.95	USD	16,000,000	186,874
USD versus CHF	Call	Deutsche Bank Securities Inc.	03/23/15	CHF 0.96	USD	24,000,000	149,421
Total Foreign Currency Options Purchased — Currency Risk							$1,229,325
Total Options Purchased (cost $1,713,536)							$1,431,608

(a)	Notional Value is calculated by multiplying the Number of Contracts by the multiplier.
(b)	Implied credit spreads represent the current level as of February 28, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc
CNH	– Chinese Yuan

JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso

SGD	– Singapore Dollar
USD	– U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of February 28, 2015

U.S. Dollar Denominated Bonds and Notes	38.2%
U.S. Government Sponsored Agency Mortgage-Backed Securities	24.8
Asset-Backed Securities	17.4
U.S. Treasury Securities	14.8
Preferred Stocks	1.1
Non-U.S. Dollar Denominated Bonds & Notes	0.7
Municipal Obligations	0.3
Common Stock	0.0
Money Market Funds	2.6
Put Options Purchased	0.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Core Plus Bond Fund

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

Assets:
Investments, at value (Cost $989,008,606)	$1,012,274,615
Investments in affiliated money market funds, at value and cost	26,598,975
Total investments, at value (Cost $1,015,607,581)	1,038,873,590
Foreign currencies, at value (Cost $9,188,773)	9,035,842
Receivable for:
Investments sold	326,732,674
Variation margin — centrally cleared swap agreements	13,090
Fund shares sold	4,439,526
Dividends and interest	5,394,253
Fund expenses absorbed	33,832
Swaps receivables	74,713
Premiums received on swap agreements	203,605
Investment for trustee deferred compensation and retirement plans	115,631
Unrealized appreciation on forward foreign currency contracts outstanding	1,723,734
Total assets	1,386,640,490

Liabilities:
Payable for:
Investments purchased	538,689,894
Fund shares reacquired	930,920
Options written, at value (premiums received $342,032)	64,721
Dividends	271,268
Swaps payable	111,522
Variation margin — futures	17,038
Accrued fees to affiliates	324,619
Accrued trustees’ and officers’ fees and benefits	4,121
Accrued other operating expenses	177,650
Trustee deferred compensation and retirement plans	129,903
Unrealized depreciation on swap agreements — OTC	295,552
Total liabilities	541,017,208
Net assets applicable to shares outstanding	$845,623,282

Net assets consist of:
Shares of beneficial interest	$896,593,979
Undistributed net investment income	(3,379,995)
Undistributed net realized gain (loss)	(73,020,307)
Net unrealized appreciation	25,429,605
$845,623,282

Net Assets:
Class A	$427,408,302
Class B	$10,645,277
Class C	$53,134,976
Class R	$5,527,642
Class Y	$76,755,393
Class R5	$606,238
Class R6	$271,545,454

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	38,809,650
Class B	966,899
Class C	4,826,729
Class R	502,157
Class Y	6,965,497
Class R5	55,088
Class R6	24,674,860
Class A:
Net asset value per share	$11.01
Maximum offering price per share
(Net asset value of $11.01 ÷ 95.75%)	$11.50
Class B:
Net asset value and offering price per share	$11.01
Class C:
Net asset value and offering price per share	$11.01
Class R:
Net asset value and offering price per share	$11.01
Class Y:
Net asset value and offering price per share	$11.02
Class R5:
Net asset value and offering price per share	$11.00
Class R6:
Net asset value and offering price per share	$11.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Core Plus Bond Fund

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

Investment income:
Interest	$13,383,442
Dividends	365,525
Dividends from affiliated money market funds	7,061
Total investment income	13,756,028

Expenses:
Advisory fees	1,617,164
Administrative services fees	99,039
Custodian fees	51,877
Distribution fees:
Class A	461,661
Class B	55,528
Class C	219,166
Class R	12,629
Transfer agent fees — A, B, C, R and Y	476,667
Transfer agent fees — R5	375
Transfer agent fees — R6	393
Trustees’ and officers’ fees and benefits	18,080
Other	188,511
Total expenses	3,201,090
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(363,251)
Net expenses	2,837,839
Net investment income	10,918,189

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	16,441,356
Foreign currencies	(97,286)
Forward foreign currency contracts	1,627,903
Futures contracts	(5,724,226)
Option contracts written	(6,010)
Swap agreements	(113,533)
12,128,204
Change in net unrealized appreciation (depreciation) of:
Investment securities	(3,997,902)
Foreign currencies	(139,766)
Forward foreign currency contracts	1,035,494
Futures contracts	887,108
Option contracts written	277,311
Swap agreements	301,196
(1,636,559)
Net realized and unrealized gain	10,491,645
Net increase in net assets resulting from operations	$21,409,834

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	February 28, 2015	August 31, 2014
Operations:
Net investment income	$10,918,189	$21,983,027
Net realized gain	12,128,204	3,118,290
Change in net unrealized appreciation (depreciation)	(1,636,559)	28,530,746
Net increase in net assets resulting from operations	21,409,834	53,632,063

Distributions to shareholders from net investment income:
Class A	(6,912,858)	(13,587,195)
Class B	(166,251)	(483,748)
Class C	(652,719)	(1,171,456)
Class R	(89,274)	(120,792)
Class Y	(681,764)	(124,974)
Class R5	(22,885)	(75,598)
Class R6	(5,411,795)	(10,148,675)
Total distributions from net investment income	(13,937,546)	(25,712,438)

Share transactions–net:
Class A	89,958,067	(6,017,746)
Class B	(1,344,307)	(4,652,287)
Class C	14,520,385	778,537
Class R	1,918,832	592,575
Class Y	66,456,681	8,120,874
Class R5	(887,928)	(547,261)
Class R6	1,846,231	71,556,506
Net increase in net assets resulting from share transactions	172,467,961	69,831,198
Net increase in net assets	179,940,249	97,750,823

Net assets:
Beginning of period	665,683,033	567,932,210
End of period (includes undistributed net investment income of $(3,379,995) and $(360,638), respectively)	$845,623,282	$665,683,033

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

26                         Invesco Core Plus Bond Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

27                         Invesco Core Plus Bond Fund

are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

28                         Invesco Core Plus Bond Fund

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between Counterparties to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.	Call Options Written and Purchased — The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.	Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the

29                         Invesco Core Plus Bond Fund

owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount,

30                         Invesco Core Plus Bond Fund

recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Notional amounts of each individual credit default swap agreement outstanding as of February 28, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

P.	Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
Q.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
R.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.45%
Next $500 million	0.425%
Next $1.5 billion	0.40%
Next $2.5 billion	0.375%
Over $5 billion	0.35%

For the six months ended February 28, 2015, the effective advisory fees incurred by the Fund was 0.44%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2015, the Adviser has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.86%, 1.61%, 1.61%, 1.11%, 0.61%, 0.61% and 0.61%, respectively, of average daily net assets. Prior to January 1, 2015, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.84%, 1.59%, 1.59%, 1.09%, 0.59%, 0.59% and 0.59%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2015, the Adviser waived advisory fees of $21,513 and reimbursed class level expenses of $271,565, $8,166, $32,230, $3,714, $25,320, $51 and $0 of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund,

31                         Invesco Core Plus Bond Fund

subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2015, IDI advised the Fund that IDI retained $107,112 in front-end sales commissions from the sale of Class A shares and $1,109, $2,359 and $579 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$38,157,320	$—	$—	$38,157,320
U.S. Treasury Securities	—	154,063,132	—	154,063,132
Corporate Debt Securities	—	381,483,900	—	381,483,900
U.S. Government Sponsored Agency Securities	—	257,341,579	—	257,341,579
Asset-Backed Securities	—	180,947,707	—	180,947,707
Municipal Obligations	—	2,880,328	—	2,880,328
Foreign Debt Securities	—	6,615,272	—	6,615,272
Foreign Sovereign Debt Securities	—	15,952,744	—	15,952,744
Options Purchased	—	1,431,608	—	1,431,608
	38,157,320	1,000,716,270	—	1,038,873,590
Forward Foreign Currency Contracts*	—	1,723,734	—	1,723,734
Futures Contracts*	609,861	—	—	609,861
Options Written*	—	277,311	—	277,311
Swap Agreements*	—	(295,552)	—	(295,552)
Total Investments	$38,767,181	$1,002,421,763	$—	$1,041,188,944

*	Unrealized appreciation (depreciation)

32                         Invesco Core Plus Bond Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)	$—	$(279,221)
Options purchased(b)	28,772	—
Options written(c)	3,749	—
Currency risk:
Forward foreign currency contracts(d)	3,230,495	(1,506,761)
Options purchased(b)	1,229,325	—
Options written(c)	60,972	—
Interest rate risk:
Futures contracts(e)	622,441	(12,580)
Options purchased(b)	173,511	—
Swap agreements(a)	—	(16,331)
Total	$5,349,265	$(1,814,893)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized depreciation on swap agreements — OTC.
(b)	Options purchased at value as reported in the Schedule of Investments.
(c)	Values are disclosed on the Statement of Assets and Liabilities under the caption Options written, at value.
(d)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding.
(e)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options(f)	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$254,075	$(89,416)
Currency risk	1,627,903	—	2,476,649	—
Interest rate risk	—	(5,724,226)	(320,250)	(24,117)
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	—	29,023	317,527
Currency risk	1,035,494	—	180,247	—
Interest rate risk	—	887,106	(86,116)	(16,331)
Total	$2,663,397	$(4,837,120)	$2,533,628	$187,663

(f)	Options purchased net realized gain of $2,416,484 and net unrealized gain (loss) of $(281,928) are included in the net realized gain and net unrealized gain of investment securities.

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options written, options purchased and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Written	Options Purchased	Swap Agreements
Average notional value	$128,375,080	$259,632,980	$86,993,686	$214,024,167	$47,844,167

33                         Invesco Core Plus Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/02/15	Deutsche Bank Securities Inc.	CHF	7,500,000	JPY	965,017,500	$8,215,012	$198,749
03/02/15	Deutsche Bank Securities Inc.	JPY	965,017,500	USD	8,121,197	8,066,409	54,788
03/02/15	Deutsche Bank Securities Inc.	USD	7,912,311	CHF	7,500,000	7,867,660	(44,651)
03/10/15	Citigroup Global Markets Inc.	EUR	8,000,000	USD	9,105,040	8,953,938	151,102
03/13/15	Citigroup Global Markets Inc.	EUR	29,825,827	USD	35,184,281	33,383,484	1,800,797
03/13/15	Citigroup Global Markets Inc.	USD	25,258,329	EUR	22,000,000	24,624,184	(634,145)
03/13/15	Deutsche Bank Securities Inc.	AUD	7,500,000	USD	6,171,863	5,855,236	316,627
03/13/15	Deutsche Bank Securities Inc.	USD	6,056,025	AUD	7,500,000	5,855,236	(200,789)
03/13/15	Goldman Sachs International	GBP	431,024	USD	674,882	665,374	9,508
04/07/15	Deutsche Bank Securities Inc.	CHF	7,500,000	USD	7,922,842	7,879,992	42,850
04/07/15	Deutsche Bank Securities Inc.	USD	8,125,163	JPY	965,017,500	8,070,975	(54,188)
04/07/15	Goldman Sachs International	INR	484,795,000	USD	7,739,384	7,812,249	(72,865)
04/07/15	Goldman Sachs International	THB	494,100,000	USD	15,000,000	15,234,014	(234,014)
04/07/15	Goldman Sachs International	TWD	480,600,000	USD	15,000,000	15,266,109	(266,109)
04/07/15	Goldman Sachs International	USD	15,000,000	INR	966,300,000	15,571,482	571,482
04/07/15	Goldman Sachs International	USD	15,237,793	TWD	480,600,000	15,266,108	28,315
04/07/15	Goldman Sachs International	USD	7,734,313	THB	252,680,000	7,790,590	56,277
Total Open Forward Foreign Currency Contracts — Currency Risk							$1,723,734

Currency Abbreviations:

AUD	– Australian Dollar	JPY	– Japanese Yen
CHF	– Swiss Franc	THB	– Thailand Baht
EUR	– Euro	TWD	– New Taiwan Dollar
GBP	– British Pound Sterling	USD	– U.S. Dollar
INR	– Indian Rupee

Open Futures Contracts
Type of Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Long Gilt	Short	124	June-2015	$(22,699,468)	$(12,580)
U.S. 2 Year Treasury Notes	Long	331	June-2015	72,349,360	71,698
U.S. 5 Year Treasury Notes	Long	222	June-2015	26,480,438	87,978
U.S. 10 Year Treasury Notes	Short	755	June-2015	(96,486,641)	257,885
U.S. Long Bond	Short	181	June-2015	(29,293,719)	40,918
U.S. Ultra Bond	Short	205	June-2015	(34,497,656)	163,962
Total Futures Contracts — Interest Rate Risk					$609,861

Open Over-The-Counter Credit Default Swaptions Written – Credit Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Premium Rate	Reference Entity	Expiration Date	Premiums Received	Notional Value	Value	Unrealized Appreciation
5 Year Credit Default Swap	Put	Goldman Sachs International	1.00%	Pay	Markit CDX North America Investment Grade Index, Series 23	03/18/15	$24,000	$50,000,000	$3,749	$20,251

Open Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price	Premiums Received	Notional Value	Value	Unrealized Appreciation
USD versus CHF	Call	Deutsche Bank Securities Inc.	04/01/15	24,000	CHF 1.03	$48,960	USD 24,000,000	$5,582	$43,378
CAD versus MXN	Call	Goldman Sachs International	06/17/15	30,000	MXN 13.58	269,072	CAD 30,000,000	55,390	213,682
Subtotal — Currency Risk						$318,032		$60,972	$257,060
Total Options Written						$342,032		$64,721	$277,311

Currency Abbreviations:

CAD	– Canadian Dollar	MXN	– Mexican Peso
CHF	– Swiss Franc	USD	– U.S. Dollar

34                         Invesco Core Plus Bond Fund

Call Options Written Transactions
	Call Options
	Number of Contracts(g)		Notional Value		Notional Value		Notional Value	Premiums Received
Beginning of period	—		—		—		—	$—
Written	142,200	CAD	30,000,000	CHF	13,900,000	USD	144,300,000	948,064
Closed	(63,200)		—	CHF	(13,900,000)	USD	(49,300,000)	(399,532)
Expired	(25,000)		—		—	USD	(71,000,000)	(230,500)
End of period	54,000	CAD	30,000,000	CHF	—	USD	24,000,000	$318,032

Put Options Written Transactions
	Number of Contracts(g)		Notional Value		Notional Value	Premiums Received
Beginning of period	—		—		—	$—
Written	27,000	EUR	27,000,000	USD	91,000,000	180,765
Closed	(27,000)	EUR	(27,000,000)		(25,000,000)	(117,565)
Expired				USD	(16,000,000)	(39,200)
End of period	—	EUR	—	USD	50,000,000	$24,000

(g)	Does not include swaptions written.

Open Over-The-Counter Credit Default Swap Agreements — Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(h)	Notional Value	Premiums Received	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.41%	$(5,500,000)	$203,605	$(279,221)

(h)	Implied credit spreads represent the current level as of February 28, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements — Interest Rate Risk
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Premiums Received/(Paid)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Pay	3-Month NZD BBR	3.76%	January-2025	NZD	$30,000,000	—	$(16,331)

Abbreviations:

BBR	– Bank Bill Rate
NZD	– New Zealand Dollar

EUR	– Euro
CAD	– Canadian Dollar

CHF	– Swiss Franc
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of February 28, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC(i)	$203,605	$(203,605)	$—	$—	$—	$—
Citigroup Global Markets Inc.(j)	1,951,899	(634,145)	1,317,754	—	—	1,317,754
Deutsche Bank AG(i)	74,713	(74,713)	—	—	—	—
Deutsche Bank Securities Inc.(j)	613,014	(299,628)	313,386	—	—	313,386
Goldman Sachs International(j)	665,582	(572,988)	92,594	—	—	92,594
Total	$3,508,813	$(1,785,079)	$1,723,734	$—	$—	$1,723,734

35                         Invesco Core Plus Bond Fund

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Securities LLC(i)	$317,721	$(203,605)	$114,116	$—	$—	$114,116
Citigroup Global Markets Inc.(j)	634,145	(634,145)	—	—	—	—
Deutsche Bank AG(i)	89,353	(74,713)	14,640	—	—	14,640
Deutsche Bank Securities Inc.(j)	299,628	(299,628)	—	—	—	—
Goldman Sachs International(j)	572,988	(572,988)	—	—	—	—
Total	$1,913,835	$(1,785,079)	$128,756	$—	$—	$128,756

(i)	Swap agreements — OTC Counterparty.
(j)	Forward foreign currency contracts Counterparty.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2015, the Fund engaged in securities purchases of $5,912,336.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $692.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

36                         Invesco Core Plus Bond Fund

The Fund had a capital loss carryforward as of August 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2016	$80,979,897	$—	$80,979,897
Not subject to expiration	2,171,784	—	2,171,784
	$83,151,681	$—	$83,151,681

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2015 was $1,846,367,884 and $1,715,991,332, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $705,832,610 and $600,140,110, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$28,567,268
Aggregate unrealized (depreciation) of investment securities	(5,695,577)
Net unrealized appreciation of investment securities	$22,871,691

Cost of investments for tax purposes is $1,016,001,899.

37                         Invesco Core Plus Bond Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	11,236,101	$122,540,470	5,936,190	$63,761,071
Class B	57,939	632,106	119,540	1,281,173
Class C	1,897,654	20,694,398	1,227,666	13,233,897
Class R	279,420	3,039,683	78,626	845,313
Class Y	6,647,449	72,689,601	984,592	10,675,204
Class R5	2,501	27,208	28,631	306,446
Class R6	1,206,321	13,118,783	6,811,615	73,005,951

Issued as reinvestment of dividends:
Class A	626,779	6,849,502	1,199,252	12,892,430
Class B	14,646	159,884	41,100	441,232
Class C	57,864	632,143	101,712	1,092,648
Class R	8,019	87,628	11,219	120,554
Class Y	46,609	510,936	9,882	106,881
Class R5	1,930	21,017	6,921	74,217
Class R6	496,033	5,413,825	944,113	10,147,976

Automatic conversion of Class B shares to Class A shares:
Class A	94,166	1,026,613	224,452	2,413,768
Class B	(94,166)	(1,026,613)	(224,505)	(2,413,768)

Reacquired:
Class A	(3,712,839)	(40,458,518)	(7,964,908)	(85,085,015)
Class B	(101,925)	(1,109,684)	(370,860)	(3,960,924)
Class C	(624,606)	(6,806,156)	(1,270,424)	(13,548,008)
Class R	(110,956)	(1,208,479)	(35,142)	(373,292)
Class Y	(616,515)	(6,743,856)	(246,283)	(2,661,211)
Class R5	(86,371)	(936,153)	(86,919)	(927,924)
Class R6	(1,526,181)	(16,686,377)	(1,086,134)	(11,597,421)
Net increase in share activity	15,799,872	$172,467,961	6,440,336	$69,831,198

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 32% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

38                         Invesco Core Plus Bond Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/15	$10.92	$0.16	$0.13	$0.29	$(0.20)	$—	$(0.20)	$11.01	2.71%	$427,408	0.84	%(d)	0.99	%(d)	2.92	%(d)	263%
Year ended 08/31/14	10.41	0.39	0.58	0.97	(0.46)	—	(0.46)	10.92	9.44	333,641	0.81		1.03		3.62		398
Year ended 08/31/13	10.95	0.31	(0.51)	(0.20)	(0.34)	—	(0.34)	10.41	(1.92)	324,537	0.73		0.99		2.86		252
Year ended 08/31/12	10.60	0.37	0.44	0.81	(0.44)	(0.02)	(0.46)	10.95	7.86	295,311	0.74		1.01		3.44		297
Year ended 08/31/11	10.75	0.35	(0.03)	0.32	(0.32)	(0.15)	(0.47)	10.60	3.10	225,417	0.75		1.20		3.27		138
Year ended 08/31/10	10.29	0.37	0.65	1.02	(0.49)	(0.07)	(0.56)	10.75	10.26	7,219	0.87		5.61		3.55		78
Class B
Six months ended 02/28/15	10.91	0.12	0.14	0.26	(0.16)	—	(0.16)	11.01	2.42	10,645	1.59	(d)	1.74	(d)	2.17	(d)	263
Year ended 08/31/14	10.41	0.31	0.57	0.88	(0.38)	—	(0.38)	10.91	8.53	11,899	1.56		1.78		2.87		398
Year ended 08/31/13	10.95	0.23	(0.51)	(0.28)	(0.26)	—	(0.26)	10.41	(2.66)	15,876	1.48		1.74		2.11		252
Year ended 08/31/12	10.60	0.29	0.44	0.73	(0.36)	(0.02)	(0.38)	10.95	7.06	22,465	1.49		1.76		2.69		297
Year ended 08/31/11	10.74	0.27	(0.02)	0.25	(0.24)	(0.15)	(0.39)	10.60	2.43	24,401	1.50		1.95		2.52		138
Year ended 08/31/10	10.29	0.29	0.64	0.93	(0.41)	(0.07)	(0.48)	10.74	9.34	954	1.62		6.36		2.80		78
Class C
Six months ended 02/28/15	10.91	0.12	0.14	0.26	(0.16)	—	(0.16)	11.01	2.42	53,135	1.59	(d)	1.74	(d)	2.17	(d)	263
Year ended 08/31/14	10.41	0.31	0.57	0.88	(0.38)	—	(0.38)	10.91	8.53	38,142	1.56		1.78		2.87		398
Year ended 08/31/13	10.94	0.23	(0.50)	(0.27)	(0.26)	—	(0.26)	10.41	(2.56)	35,770	1.48		1.74		2.11		252
Year ended 08/31/12	10.60	0.29	0.44	0.73	(0.37)	(0.02)	(0.39)	10.94	6.96	37,950	1.49		1.76		2.69		297
Year ended 08/31/11	10.74	0.27	(0.02)	0.25	(0.24)	(0.15)	(0.39)	10.60	2.43	33,476	1.50		1.95		2.52		138
Year ended 08/31/10	10.29	0.29	0.64	0.93	(0.41)	(0.07)	(0.48)	10.74	9.34	844	1.62		6.36		2.80		78
Class R
Six months ended 02/28/15	10.91	0.14	0.15	0.29	(0.19)	—	(0.19)	11.01	2.67	5,528	1.09	(d)	1.24	(d)	2.67	(d)	263
Year ended 08/31/14	10.41	0.36	0.57	0.93	(0.43)	—	(0.43)	10.91	9.07	3,554	1.06		1.28		3.37		398
Year ended 08/31/13	10.95	0.28	(0.51)	(0.23)	(0.31)	—	(0.31)	10.41	(2.16)	2,820	0.98		1.24		2.61		252
Year ended 08/31/12	10.60	0.34	0.44	0.78	(0.41)	(0.02)	(0.43)	10.95	7.59	3,313	0.99		1.26		3.19		297
Year ended 08/31/11	10.74	0.32	(0.02)	0.30	(0.29)	(0.15)	(0.44)	10.60	2.94	2,301	1.00		1.45		3.02		138
Year ended 08/31/10	10.29	0.34	0.64	0.98	(0.46)	(0.07)	(0.53)	10.74	9.88	153	1.12		5.86		3.30		78
Class Y
Six months ended 02/28/15	10.92	0.17	0.15	0.32	(0.22)	—	(0.22)	11.02	2.93	76,755	0.59	(d)	0.74	(d)	3.17	(d)	263
Year ended 08/31/14	10.42	0.42	0.56	0.98	(0.48)	—	(0.48)	10.92	9.61	9,699	0.56		0.78		3.87		398
Year ended 08/31/13	10.95	0.34	(0.50)	(0.16)	(0.37)	—	(0.37)	10.42	(1.58)	1,456	0.48		0.74		3.11		252
Year ended 08/31/12	10.60	0.39	0.45	0.84	(0.47)	(0.02)	(0.49)	10.95	8.12	5,753	0.49		0.76		3.69		297
Year ended 08/31/11	10.74	0.37	(0.01)	0.36	(0.35)	(0.15)	(0.50)	10.60	3.46	5,234	0.50		0.95		3.52		138
Year ended 08/31/10	10.29	0.40	0.63	1.03	(0.51)	(0.07)	(0.58)	10.74	10.43	144	0.62		5.36		3.80		78
Class R5
Six months ended 02/28/15	10.91	0.17	0.14	0.31	(0.22)	—	(0.22)	11.00	2.84	606	0.59	(d)	0.60	(d)	3.17	(d)	263
Year ended 08/31/14	10.40	0.41	0.58	0.99	(0.48)	—	(0.48)	10.91	9.72	1,495	0.56		0.60		3.87		398
Year ended 08/31/13	10.94	0.34	(0.51)	(0.17)	(0.37)	—	(0.37)	10.40	(1.68)	1,960	0.48		0.56		3.11		252
Year ended 08/31/12	10.60	0.39	0.44	0.83	(0.47)	(0.02)	(0.49)	10.94	8.03	169,474	0.49		0.56		3.69		297
Year ended 08/31/11	10.74	0.37	(0.01)	0.36	(0.35)	(0.15)	(0.50)	10.60	3.46	166,656	0.50		0.66		3.52		138
Year ended 08/31/10	10.29	0.40	0.64	1.04	(0.52)	(0.07)	(0.59)	10.74	10.43	115	0.62		5.29		3.80		78
Class R6
Six months ended 02/28/15	10.91	0.17	0.14	0.31	(0.22)	—	(0.22)	11.00	2.86	271,545	0.53	(d)	0.54	(d)	3.23	(d)	263
Year ended 08/31/14	10.41	0.42	0.56	0.98	(0.48)	—	(0.48)	10.91	9.64	267,254	0.54		0.56		3.89		398
Year ended 08/31/13(e)	10.97	0.32	(0.54)	(0.22)	(0.34)	—	(0.34)	10.41	(2.07)	185,513	0.48	(f)	0.54	(f)	3.11	(f)	252

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $390,261,951 and sold of $29,803,473 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Core Bond Fund and Invesco Van Kampen Core Plus Fixed Income Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $372,390, $11,198, $44,197, $5,093, $34,720, $1,157 and $269,158 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012 for Class R6 shares.
(f)	Annualized.

39                         Invesco Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,027.10	$4.22	$1,020.63	$4.21	0.84%
B	1,000.00	1,024.20	7.98	1,016.91	7.95	1.59
C	1,000.00	1,024.20	7.98	1,016.91	7.95	1.59
R	1,000.00	1,026.70	5.48	1,019.39	5.46	1.09
Y	1,000.00	1,029.30	2.97	1,021.87	2.96	0.59
R5	1,000.00	1,028.40	2.97	1,021.87	2.96	0.59
R6	1,000.00	1,028.60	2.67	1,022.17	2.66	0.53

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

40                         Invesco Core Plus Bond Fund

Go Paperless with eDelivery Visit invesco.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that’s all about eeees:
-	environmentally friendly. Go green by reducing the number of trees used to produce paper.	-	efficient. Stop waiting for regular mail. Your documents will be sent via email as soon as they’re available.
-	economical. Help reduce your fund’s printing and delivery expenses and put more capital back in your fund’s returns.	-	easy. Download, save and print files using your home computer with a few clicks of your mouse.
This service is provided by Invesco Investment Services, Inc.

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                        CPB-SAR-1                 Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2015

Invesco Equally-Weighted S&P 500 Fund
Nasdaq:
A: VADAX ■ B: VADBX ■ C: VADCX ■ R: VADRX ■ Y: VADDX ■ R6: VADFX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

14	Financial Statements

16	Notes to Financial Statements

23	Financial Highlights

24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/14 to 2/28/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.98%
Class B Shares	5.57
Class C Shares	5.56
Class R Shares	5.82
Class Y Shares	6.11
Class R6 Shares	6.16
S&P 500 Index▼ (Broad Market Index)	6.12
S&P 500 Equal Weight Index▼ (Style-Specific Index)	6.26
Lipper Multi-Cap Core Funds Index■ (Peer Group Index)	4.82

Source(s): ▼FactSet Research Systems Inc.; ¡Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500 Index.

    The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Equally-Weighted S&P 500 Fund

Average Annual Total Returns

As of 2/28/15, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	8.59%
10 Years	8.65
5 Years	15.83
1 Year	8.03

Class B Shares
Inception (12/1/87)	11.46%
10 Years	8.61
5 Years	16.05
1 Year	8.46

Class C Shares
Inception (7/28/97)	8.14%
10 Years	8.46
5 Years	16.28
1 Year	12.47

Class R Shares
Inception (3/31/08)	11.11%
5 Years	16.86
1 Year	14.03

Class Y Shares
Inception (7/28/97)	9.21%
10 Years	9.54
5 Years	17.45
1 Year	14.62

Class R6 Shares
10 Years	9.35%
5 Years	17.33
1 Year	14.73

Effective June 1, 2010, Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Equally-Weighted S&P 500 Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Equally-Weighted S&P 500 Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Equally-Weighted S&P 500 Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns

As of 12/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	8.51%
10 Years	8.26
5 Years	15.43
1 Year	7.51

Class B Shares
Inception (12/1/87)	11.42%
10 Years	8.22
5 Years	15.65
1 Year	7.90

Class C Shares
Inception (7/28/97)	8.06%
10 Years	8.07
5 Years	15.88
1 Year	11.91

Class R Shares
Inception (3/31/08)	10.97%
5 Years	16.46
1 Year	13.49

Class Y Shares
Inception (7/28/97)	9.13%
10 Years	9.15
5 Years	17.04
1 Year	14.04

Class R6 Shares
10 Years	8.96%
5 Years	16.92
1 Year	14.19

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R6 shares was 0.56%, 1.31%, 1.31%, 0.81%, 0.31% and 0.22%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Equally-Weighted S&P 500 Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

February 28, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.34%
Advertising–0.40%
Interpublic Group of Cos., Inc. (The)	430,444	$9,598,901
Omnicom Group Inc.	110,825	8,815,021
		18,413,922

Aerospace & Defense–2.21%
Boeing Co. (The)	69,750	10,521,788
General Dynamics Corp.	61,303	8,507,630
Honeywell International Inc.	87,857	9,029,943
L-3 Communications Holdings, Inc.	70,116	9,075,114
Lockheed Martin Corp.	45,489	9,100,075
Northrop Grumman Corp.	59,506	9,860,739
Precision Castparts Corp.	36,593	7,915,066
Raytheon Co.	80,795	8,788,072
Rockwell Collins, Inc.	102,403	9,122,059
Textron Inc.	214,182	9,490,404
United Technologies Corp.	75,111	9,156,782
		100,567,672

Agricultural & Farm Machinery–0.19%
Deere & Co.	97,485	8,832,141

Agricultural Products–0.18%
Archer-Daniels-Midland Co.	168,982	8,090,858

Air Freight & Logistics–0.75%
C.H. Robinson Worldwide, Inc.	116,536	8,658,625
Expeditors International of Washington, Inc.	188,578	9,108,317
FedEx Corp.	47,919	8,480,705
United Parcel Service, Inc.–Class B	76,579	7,790,382
		34,038,029

Airlines–0.37%
Delta Air Lines, Inc.	176,673	7,865,482
Southwest Airlines Co.	203,423	8,796,010
		16,661,492

Alternative Carriers–0.21%
Level 3 Communications, Inc.(b)	177,193	9,543,615

Aluminum–0.18%
Alcoa Inc.	566,497	8,378,491

Apparel Retail–1.03%
Gap, Inc. (The)	211,122	8,782,675
L Brands, Inc.	101,016	9,279,330
Ross Stores, Inc.	92,997	9,840,012
TJX Cos., Inc. (The)	128,392	8,812,827
Urban Outfitters, Inc.(b)	262,751	10,236,779
		46,951,623

	Shares	Value
Apparel, Accessories & Luxury Goods–1.24%
Coach, Inc.	239,312	$10,422,038
Fossil Group, Inc.(b)	78,785	6,776,298
Michael Kors Holdings Ltd.(b)	109,442	7,377,485
PVH Corp.	66,313	7,064,324
Ralph Lauren Corp.	46,376	6,372,526
Under Armour, Inc.–Class A(b)	122,385	9,424,869
VF Corp.	115,902	8,885,047
		56,322,587

Application Software–1.02%
Adobe Systems Inc.(b)	110,810	8,765,071
Autodesk, Inc.(b)	143,067	9,190,624
Citrix Systems, Inc.(b)	140,396	8,939,715
Intuit Inc.	91,393	8,922,699
salesforce.com, inc.(b)	152,965	10,612,712
		46,430,821

Asset Management & Custody Banks–1.94%
Affiliated Managers Group, Inc.(b)	43,243	9,358,650
Ameriprise Financial, Inc.	65,954	8,813,433
Bank of New York Mellon Corp. (The)	211,016	8,259,166
BlackRock, Inc.	24,711	9,178,160
Franklin Resources, Inc.	156,111	8,403,455
Invesco Ltd.(c)	218,460	8,797,384
Legg Mason, Inc.	167,537	9,594,844
Northern Trust Corp.	127,827	8,926,159
State Street Corp.	111,959	8,335,348
T. Rowe Price Group Inc.	102,728	8,485,333
		88,151,932

Auto Parts & Equipment–0.63%
BorgWarner, Inc.	159,662	9,812,826
Delphi Automotive PLC (United Kingdom)	120,736	9,518,826
Johnson Controls, Inc.	182,649	9,280,396
		28,612,048

Automobile Manufacturers–0.42%
Ford Motor Co.	561,962	9,182,459
General Motors Co.	266,829	9,955,390
		19,137,849

Automotive Retail–0.81%
AutoNation, Inc.(b)	146,884	9,033,366
AutoZone, Inc.(b)	13,929	8,951,889
CarMax, Inc.(b)	144,490	9,696,724
O’Reilly Automotive, Inc.(b)	43,875	9,131,704
	36,813,683

Biotechnology–1.33%
Alexion Pharmaceuticals, Inc.(b)	45,070	8,129,276
Amgen Inc.	51,198	8,074,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Biotechnology–(continued)
Biogen Idec Inc.(b)	24,452	$10,015,295
Celgene Corp.(b)	73,576	8,941,691
Gilead Sciences, Inc.(b)	80,896	8,375,163
Regeneron Pharmaceuticals, Inc.(b)	20,227	8,370,742
Vertex Pharmaceuticals Inc.(b)	71,056	8,486,218
		60,393,333

Brewers–0.19%
Molson Coors Brewing Co.–Class B	116,399	8,833,520

Broadcasting–0.55%
CBS Corp.–Class B	157,513	9,309,018
Discovery Communications, Inc.–Class A(b)	90,114	2,910,682
Discovery Communications, Inc.–Class C(b)	166,433	5,077,871
Scripps Networks Interactive Inc.–Class A	109,985	7,951,916
		25,249,487

Building Products–0.40%
Allegion PLC	156,547	9,037,458
Masco Corp.	350,262	9,173,362
		18,210,820

Cable & Satellite–0.77%
Cablevision Systems Corp.–Class A	426,737	8,014,121
Comcast Corp.–Class A	152,191	9,037,102
DIRECTV(b)	100,919	8,941,423
Time Warner Cable Inc.	58,046	8,941,986
		34,934,632

Casinos & Gaming–0.18%
Wynn Resorts Ltd.	57,117	8,139,173

Coal & Consumable Fuels–0.17%
CONSOL Energy Inc.	245,377	7,901,139

Commodity Chemicals–0.23%
LyondellBasell Industries N.V.–Class A	119,300	10,249,063

Communications Equipment–1.18%
Cisco Systems, Inc.	313,677	9,256,608
F5 Networks, Inc.(b)	64,527	7,621,607
Harris Corp.	121,872	9,467,017
Juniper Networks, Inc.	399,232	9,545,637
Motorola Solutions, Inc.	135,191	9,184,877
QUALCOMM, Inc.	119,342	8,653,488
		53,729,234

Computer & Electronics Retail–0.40%
Best Buy Co., Inc.	228,597	8,709,546
GameStop Corp.–Class A	260,798	9,641,702
		18,351,248

Construction & Engineering–0.59%
Fluor Corp.	148,097	8,589,626
Jacobs Engineering Group, Inc.(b)	205,408	9,107,791

	Shares	Value
Construction & Engineering–(continued)
Quanta Services, Inc.(b)	316,446	$9,107,316
		26,804,733

Construction Machinery & Heavy Trucks–0.71%
Caterpillar Inc.	93,080	7,716,332
Cummins Inc.	59,785	8,503,221
Joy Global Inc.	182,017	8,066,993
PACCAR Inc.	124,428	7,969,613
		32,256,159

Construction Materials–0.49%
Martin Marietta Materials, Inc.	78,426	11,162,373
Vulcan Materials Co.	135,018	11,206,494
		22,368,867

Consumer Electronics–0.42%
Garmin Ltd.	160,820	7,981,497
Harman International Industries, Inc.	81,075	11,187,539
		19,169,036

Consumer Finance–0.72%
American Express Co.	92,568	7,552,623
Capital One Financial Corp.	105,073	8,270,296
Discover Financial Services	136,285	8,310,659
Navient Corp.	404,407	8,654,310
		32,787,888

Data Processing & Outsourced Services–2.23%
Alliance Data Systems Corp.(b)	30,707	8,552,207
Automatic Data Processing, Inc.	102,105	9,071,008
Computer Sciences Corp.	137,374	9,742,564
Fidelity National Information Services, Inc.	139,628	9,437,457
Fiserv, Inc.(b)	123,245	9,621,737
MasterCard, Inc.–Class A	100,127	9,024,446
Paychex, Inc.	182,728	9,106,250
Total System Services, Inc.	260,476	9,950,183
Visa Inc.–Class A	32,805	8,900,325
Western Union Co. (The)	494,935	9,661,131
Xerox Corp.	627,238	8,561,799
		101,629,107

Department Stores–0.63%
Kohl’s Corp.	147,089	10,855,168
Macy’s, Inc.	135,083	8,607,489
Nordstrom, Inc.	112,844	9,076,043
		28,538,700

Distillers & Vintners–0.43%
Brown-Forman Corp.–Class B	97,316	8,922,904
Constellation Brands, Inc.–Class A(b)	92,792	10,645,098
		19,568,002

Distributors–0.17%
Genuine Parts Co.	82,214	7,899,121

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Diversified Banks–1.11%
Bank of America Corp.	491,757	$7,774,678
Citigroup Inc.	157,748	8,269,150
Comerica Inc.	189,853	8,691,470
JPMorgan Chase & Co.	140,303	8,597,768
U.S. Bancorp	191,929	8,561,953
Wells Fargo & Co.	156,867	8,594,743
		50,489,762

Diversified Chemicals–0.82%
Dow Chemical Co. (The)	194,320	9,568,317
E. I. du Pont de Nemours and Co.	121,468	9,456,284
Eastman Chemical Co.	116,094	8,644,359
FMC Corp.	153,159	9,711,812
		37,380,772

Diversified Metals & Mining–0.18%
Freeport-McMoRan Inc.	386,768	8,365,792

Diversified Support Services–0.22%
Cintas Corp.	118,595	9,900,311

Drug Retail–0.42%
CVS Health Corp.	93,659	9,728,360
Walgreens Boots Alliance, Inc.	113,071	9,393,939
		19,122,299

Electric Utilities–2.35%
American Electric Power Co., Inc.	143,530	8,264,457
Duke Energy Corp.	101,871	8,001,967
Edison International	131,621	8,456,649
Entergy Corp.	97,485	7,751,032
Eversource Energy	164,720	8,524,260
Exelon Corp.	234,515	7,954,749
FirstEnergy Corp.	224,935	7,868,226
NextEra Energy, Inc.	83,560	8,645,118
Pepco Holdings, Inc.	315,971	8,575,453
Pinnacle West Capital Corp.	128,607	8,241,137
PPL Corp.	240,542	8,202,482
Southern Co. (The)	175,788	8,049,333
Xcel Energy, Inc.	243,251	8,581,895
		107,116,758

Electrical Components & Equipment–0.80%
AMETEK, Inc.	173,364	9,212,563
Eaton Corp. PLC(b)	130,157	9,242,449
Emerson Electric Co.	144,169	8,350,268
Rockwell Automation, Inc.	80,379	9,407,558
		36,212,838

Electronic Components–0.42%
Amphenol Corp.–Class A	160,974	9,088,592
Corning Inc.	408,327	9,963,179
		19,051,771

	Shares	Value
Electronic Equipment & Instruments–0.19%
FLIR Systems, Inc.	263,738	$8,513,463

Electronic Manufacturing Services–0.22%
TE Connectivity Ltd. (Switzerland)	136,351	9,834,998

Environmental & Facilities Services–0.60%
Republic Services, Inc.	217,557	8,902,432
Stericycle, Inc.(b)	65,810	8,882,376
Waste Management, Inc.	173,686	9,462,413
		27,247,221

Fertilizers & Agricultural Chemicals–0.64%
CF Industries Holdings, Inc.	33,857	10,368,029
Monsanto Co.	71,423	8,601,472
Mosaic Co. (The)	188,874	10,059,429
		29,028,930

Food Distributors–0.18%
Sysco Corp.	214,182	8,350,956

Food Retail–0.43%
Kroger Co. (The)	136,861	9,737,660
Whole Foods Market, Inc.	174,333	9,848,071
		19,585,731

Footwear–0.19%
NIKE, Inc.–Class B	87,592	8,506,935

Gas Utilities–0.18%
AGL Resources Inc.	164,591	8,083,064

General Merchandise Stores–0.79%
Dollar General Corp.(b)	120,684	8,764,072
Dollar Tree, Inc.(b)	123,625	9,850,440
Family Dollar Stores, Inc.	106,293	8,369,511
Target Corp.	116,351	8,939,247
		35,923,270

Gold–0.26%
Newmont Mining Corp.	442,195	11,642,994

Health Care Distributors–0.82%
AmerisourceBergen Corp.	92,588	9,514,343
Cardinal Health, Inc.	106,226	9,346,826
McKesson Corp.	41,025	9,382,417
Patterson Cos. Inc.	177,567	8,891,668
		37,135,254

Health Care Equipment–2.55%
Abbott Laboratories	192,808	9,133,315
Baxter International Inc.	117,372	8,116,274
Becton, Dickinson and Co.	61,491	9,021,960
Boston Scientific Corp.(b)	647,985	10,950,946
C.R. Bard, Inc.	50,294	8,506,727
CareFusion Corp.(b)	143,115	8,598,349
Edwards Lifesciences Corp.(b)	65,366	8,694,985
Intuitive Surgical, Inc.(b)	16,754	8,377,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Health Care Equipment–(continued)
Medtronic PLC	116,158	$9,012,699
St. Jude Medical, Inc.	126,998	8,468,227
Stryker Corp.	91,562	8,675,500
Varian Medical Systems, Inc.(b)	98,928	9,197,336
Zimmer Holdings, Inc.	75,657	9,108,346
		115,861,664

Health Care Facilities–0.55%
HCA Holdings, Inc.(b)	117,062	8,374,616
Tenet Healthcare Corp.(b)	167,637	7,761,593
Universal Health Services, Inc.–Class B	78,992	8,953,743
		25,089,952

Health Care REIT’s–0.55%
HCP, Inc.	185,750	7,868,370
Health Care REIT, Inc.	110,461	8,517,648
Ventas, Inc.	113,162	8,427,174
		24,813,192

Health Care Services–0.81%
DaVita HealthCare Partners Inc.(b)	114,765	8,561,469
Express Scripts Holding Co.(b)	101,637	8,617,801
Laboratory Corp. of America Holdings(b)	82,650	10,168,429
Quest Diagnostics Inc.	132,825	9,316,346
		36,664,045

Health Care Supplies–0.18%
DENTSPLY International Inc.	155,391	8,237,277

Health Care Technology–0.22%
Cerner Corp.(b)	137,106	9,879,858

Home Entertainment Software–0.24%
Electronic Arts Inc.(b)	187,633	10,728,855

Home Furnishings–0.42%
Leggett & Platt, Inc.	203,080	9,148,754
Mohawk Industries, Inc.(b)	54,774	10,097,587
		19,246,341

Home Improvement Retail–0.42%
Home Depot, Inc. (The)	84,423	9,687,539
Lowe’s Cos., Inc.	129,856	9,621,031
		19,308,570

Homebuilding–0.64%
D.R. Horton, Inc.	351,138	9,589,579
Lennar Corp.–Class A	199,096	9,996,610
PulteGroup Inc.	417,226	9,412,619
		28,998,808

Homefurnishing Retail–0.19%
Bed Bath & Beyond Inc.(b)	116,592	8,704,759

Hotel and Resort REIT’s–0.17%
Host Hotels & Resorts Inc.	360,299	7,566,279

	Shares	Value
Hotels, Resorts & Cruise Lines–0.96%
Carnival Corp.	196,130	$8,627,759
Marriott International Inc.–Class A	109,742	9,119,560
Royal Caribbean Cruises Ltd.	108,038	8,256,264
Starwood Hotels & Resorts Worldwide, Inc.	106,697	8,570,970
Wyndham Worldwide Corp.	101,859	9,318,061
		43,892,614

Household Appliances–0.22%
Whirlpool Corp.	46,632	9,883,652

Household Products–0.75%
Clorox Co. (The)	84,686	9,200,287
Colgate-Palmolive Co.	122,849	8,700,166
Kimberly-Clark Corp.	74,758	8,197,962
Procter & Gamble Co. (The)	94,067	8,007,924
		34,106,339

Housewares & Specialties–0.21%
Newell Rubbermaid Inc.	243,603	9,571,162

Human Resource & Employment Services–0.20%
Robert Half International, Inc.	148,384	9,193,873

Hypermarkets & Super Centers–0.38%
Costco Wholesale Corp.	61,094	8,978,374
Wal-Mart Stores, Inc.	100,509	8,435,721
		17,414,095

Independent Power Producers & Energy Traders–0.35%
AES Corp. (The)	633,845	8,220,970
NRG Energy, Inc.	315,971	7,576,984
		15,797,954

Industrial Conglomerates–0.79%
3M Co.	53,613	9,041,833
Danaher Corp.	100,569	8,777,662
General Electric Co.	338,441	8,796,082
Roper Industries, Inc.	56,199	9,417,266
		36,032,843

Industrial Gases–0.60%
Air Products and Chemicals, Inc.	61,015	9,526,882
Airgas, Inc.	76,468	8,963,579
Praxair, Inc.	68,087	8,708,327
		27,198,788

Industrial Machinery–1.98%
Dover Corp.	124,208	8,949,187
Flowserve Corp.	153,522	9,538,322
Illinois Tool Works Inc.	90,276	8,924,685
Ingersoll-Rand PLC	135,714	9,118,624
Pall Corp.	90,315	9,104,655
Parker Hannifin Corp.	68,441	8,397,026
Pentair PLC (United Kingdom)	140,349	9,328,998
Snap-on Inc.	63,503	9,349,547

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Industrial Machinery–(continued)
Stanley Black & Decker Inc.	89,901	$8,840,864
Xylem, Inc.	232,702	8,307,461
		89,859,369

Industrial REIT’s–0.19%
Prologis, Inc.	199,426	8,517,484

Insurance Brokers–0.38%
Aon PLC	88,661	8,898,018
Marsh & McLennan Cos., Inc.	149,093	8,481,901
		17,379,919

Integrated Oil & Gas–0.79%
Chevron Corp.	82,279	8,777,524
Exxon Mobil Corp.	97,271	8,612,374
Hess Corp.	126,616	9,506,329
Occidental Petroleum Corp.	113,497	8,839,147
		35,735,374

Integrated Telecommunication Services–0.99%
AT&T Inc.	261,934	9,052,439
CenturyLink Inc.	224,156	8,486,546
Frontier Communications Corp.	1,345,657	10,738,343
Verizon Communications Inc.	184,813	9,139,003
Windstream Holdings Inc.	994,547	7,846,976
		45,263,307

Internet Retail–1.12%
Amazon.com, Inc.(b)	27,410	10,420,186
Expedia, Inc.	96,238	8,829,837
Netflix Inc.(b)	25,184	11,960,133
Priceline Group Inc. (The)(b)	7,630	9,441,972
TripAdvisor Inc.(b)	116,383	10,387,183
		51,039,311

Internet Software & Services–1.16%
Akamai Technologies, Inc.(b)	138,549	9,630,541
eBay Inc.(b)	151,045	8,747,016
Facebook Inc.–Class A(b)	108,232	8,547,081
Google Inc.–Class A(b)	8,098	4,556,178
Google Inc.–Class C(b)	8,098	4,521,923
VeriSign, Inc.(b)	147,837	9,464,525
Yahoo! Inc.(b)	167,671	7,424,472
		52,891,736

Investment Banking & Brokerage–0.77%
Charles Schwab Corp. (The)	293,001	8,596,649
E*TRADE Financial Corp.(b)	373,065	9,712,747
Goldman Sachs Group, Inc. (The)	44,612	8,466,912
Morgan Stanley	232,381	8,316,916
		35,093,224

IT Consulting & Other Services–0.82%
Accenture PLC–Class A	102,853	9,259,856

	Shares	Value
IT Consulting & Other Services–(continued)
Cognizant Technology Solutions Corp.–Class A(b)	166,873	$10,427,059
International Business Machines Corp.	54,213	8,779,253
Teradata Corp.(b)	202,836	9,030,259
		37,496,427

Leisure Products–0.36%
Hasbro, Inc.	150,263	9,363,639
Mattel, Inc.	273,989	7,211,390
		16,575,029

Life & Health Insurance–1.31%
Aflac, Inc.	144,540	8,997,615
Lincoln National Corp.	153,132	8,826,529
MetLife, Inc.	159,481	8,106,419
Principal Financial Group, Inc.	166,511	8,520,368
Prudential Financial, Inc.	97,204	7,858,943
Torchmark Corp.	161,561	8,603,123
Unum Group	262,915	8,823,428
		59,736,425

Life Sciences Tools & Services–0.80%
Agilent Technologies, Inc.	212,079	8,951,855
PerkinElmer, Inc.	201,863	9,487,561
Thermo Fisher Scientific, Inc.	67,395	8,761,350
Waters Corp.(b)	75,508	9,089,653
		36,290,419

Managed Health Care–1.08%
Aetna Inc.	96,491	9,605,679
Anthem, Inc.	68,681	10,058,332
Cigna Corp.	82,804	10,071,451
Humana Inc.	58,661	9,642,695
UnitedHealth Group Inc.	85,295	9,692,071
		49,070,228

Metal & Glass Containers–0.40%
Ball Corp.	126,750	9,089,242
Owens-Illinois, Inc.(b)	348,812	9,124,922
		18,214,164

Motorcycle Manufacturers–0.18%
Harley-Davidson, Inc.	126,826	8,062,329

Movies & Entertainment–0.75%
Time Warner Inc.	102,578	8,397,035
Twenty-First Century Fox, Inc.–Class A	228,287	7,990,045
Viacom Inc.–Class B	115,457	8,075,062
Walt Disney Co. (The)	92,072	9,582,854
		34,044,996

Multi-Line Insurance–0.92%
American International Group, Inc.	155,851	8,623,236
Assurant, Inc.	127,267	7,797,649
Genworth Financial Inc.–Class A(b)	1,063,612	8,242,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Multi-Line Insurance–(continued)
Hartford Financial Services Group, Inc. (The)	208,561	$8,542,658
Loews Corp.	213,584	8,759,080
		41,965,616

Multi-Sector Holdings–0.39%
Berkshire Hathaway Inc.–Class B(b)	57,515	8,478,286
Leucadia National Corp.	386,413	9,169,581
		17,647,867

Multi-Utilities–2.62%
Ameren Corp.	196,267	8,323,683
CenterPoint Energy, Inc.	382,900	7,960,491
CMS Energy Corp.	251,082	8,820,511
Consolidated Edison, Inc.	131,396	8,296,343
Dominion Resources, Inc.	115,839	8,350,834
DTE Energy Co.	102,866	8,438,098
Integrys Energy Group, Inc.	113,436	8,477,072
NiSource Inc.	210,752	9,043,368
PG&E Corp.	161,778	8,692,332
Public Service Enterprise Group Inc.	206,769	8,696,704
SCANA Corp.	148,489	8,456,449
Sempra Energy	77,932	8,432,242
TECO Energy, Inc.	437,828	8,594,564
Wisconsin Energy Corp.	167,205	8,524,111
		119,106,802

Office REIT’s–0.39%
Boston Properties, Inc.	64,475	8,859,510
Vornado Realty Trust	82,132	9,037,805
		17,897,315

Office Services & Supplies–0.18%
Pitney Bowes Inc.	349,826	8,105,468

Oil & Gas Drilling–1.17%
Diamond Offshore Drilling, Inc.	252,209	7,674,720
Ensco PLC–Class A	311,530	7,623,139
Helmerich & Payne, Inc.	139,605	9,361,911
Nabors Industries Ltd.	842,381	10,790,901
Noble Corp. PLC	580,152	9,653,729
Transocean Ltd.	511,463	8,249,898
		53,354,298

Oil & Gas Equipment & Services–1.14%
Baker Hughes Inc.	153,187	9,575,720
Cameron International Corp.(b)	184,651	8,693,369
FMC Technologies, Inc.(b)	195,947	7,824,164
Halliburton Co.	222,088	9,536,459
National Oilwell Varco Inc.	136,861	7,438,395
Schlumberger Ltd.	105,296	8,861,711
		51,929,818

Oil & Gas Exploration & Production–3.64%
Anadarko Petroleum Corp.	114,859	9,674,573

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Apache Corp.	149,252	$9,826,752
Cabot Oil & Gas Corp.	279,953	8,118,637
Chesapeake Energy Corp.	488,620	8,150,182
Cimarex Energy Co.	85,520	9,379,834
ConocoPhillips	134,888	8,794,698
Denbury Resources Inc.	1,316,221	11,056,256
Devon Energy Corp.	158,909	9,787,205
EOG Resources, Inc.	97,530	8,750,392
EQT Corp.	106,575	8,505,751
Marathon Oil Corp.	330,994	9,221,493
Murphy Oil Corp.	187,528	9,543,300
Newfield Exploration Co.(b)	349,101	11,530,806
Noble Energy, Inc.	192,060	9,070,994
Pioneer Natural Resources Co.	64,180	9,788,733
QEP Resources Inc.	434,890	9,341,437
Range Resources Corp.	155,477	7,702,330
Southwestern Energy Co.(b)	293,409	7,358,698
		165,602,071

Oil & Gas Refining & Marketing–0.93%
Marathon Petroleum Corp.	101,246	10,630,830
Phillips 66	128,255	10,062,887
Tesoro Corp.	113,208	10,397,023
Valero Energy Corp.	182,057	11,231,096
		42,321,836

Oil & Gas Storage & Transportation–0.78%
Kinder Morgan Inc.	215,056	8,819,447
ONEOK, Inc.	187,779	8,311,098
Spectra Energy Corp.	250,261	8,881,763
Williams Cos., Inc. (The)	197,001	9,660,929
		35,673,237

Packaged Foods & Meats–2.51%
Campbell Soup Co.	192,543	8,970,578
ConAgra Foods, Inc.	229,344	8,022,453
General Mills, Inc.	161,685	8,697,036
Hershey Co. (The)	85,502	8,873,398
Hormel Foods Corp.	165,302	9,671,820
JM Smucker Co. (The)	84,951	9,799,098
Kellogg Co.	128,353	8,276,201
Keurig Green Mountain Inc.	61,812	7,885,975
Kraft Foods Group, Inc.	142,245	9,112,215
McCormick & Co., Inc.	116,222	8,760,814
Mead Johnson Nutrition Co.	86,123	9,022,246
Mondelez International Inc.–Class A	226,264	8,357,061
Tyson Foods, Inc.–Class A	206,465	8,529,069
		113,977,964

Paper Packaging–0.64%
Avery Dennison Corp.	168,038	8,998,435
MeadWestvaco Corp.	193,250	10,253,845
Sealed Air Corp.	205,859	9,702,135
		28,954,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Paper Products–0.20%
International Paper Co.	158,490	$8,940,421

Personal Products–0.37%
Avon Products, Inc.	878,396	7,475,150
Estee Lauder Cos. Inc. (The)–Class A	115,347	9,535,736
		17,010,886

Pharmaceuticals–2.84%
AbbVie Inc.	129,060	7,808,130
Actavis PLC(b)	32,524	9,476,193
Allergan, Inc.	40,407	9,404,325
Bristol-Myers Squibb Co.	143,383	8,734,892
Eli Lilly and Co.	121,118	8,498,850
Endo International PLC(b)	113,016	9,674,169
Hospira, Inc.(b)	139,628	12,223,035
Johnson & Johnson	80,664	8,268,867
Mallinckrodt PLC(b)	88,933	10,380,260
Merck & Co., Inc.	145,942	8,543,445
Mylan Inc.(b)	157,985	9,056,490
Perrigo Co. PLC	54,909	8,481,793
Pfizer Inc.	272,174	9,341,012
Zoetis Inc.	201,670	9,294,970
		129,186,431

Property & Casualty Insurance–1.33%
ACE Ltd.	74,335	8,474,933
Allstate Corp. (The)	124,945	8,821,117
Chubb Corp. (The)	82,715	8,308,722
Cincinnati Financial Corp.	165,529	8,733,310
Progressive Corp. (The)	319,204	8,506,787
Travelers Cos., Inc. (The)	81,657	8,773,228
XL Group PLC	242,551	8,780,346
		60,398,443

Publishing–0.43%
Gannett Co., Inc.	275,648	9,757,939
News Corp.–Class A(b)	559,722	9,669,198
		19,427,137

Railroads–0.77%
CSX Corp.	241,785	8,295,643
Kansas City Southern	76,844	8,901,609
Norfolk Southern Corp.	82,951	9,054,931
Union Pacific Corp.	74,844	9,000,740
		35,252,923

Real Estate Services–0.19%
CBRE Group, Inc.–Class A(b)	256,901	8,801,428

Regional Banks–1.69%
BB&T Corp.	224,935	8,558,777
Fifth Third Bancorp	426,737	8,261,628
Huntington Bancshares Inc.	837,357	9,160,685
KeyCorp	633,369	8,822,830
M&T Bank Corp.	69,132	8,364,972

	Shares	Value
Regional Banks–(continued)
PNC Financial Services Group, Inc. (The)	96,008	$8,828,896
Regions Financial Corp.	841,539	8,087,190
SunTrust Banks, Inc.	209,390	8,584,990
Zions Bancorp.	312,223	8,347,282
		77,017,250

Research & Consulting Services–0.63%
Dun & Bradstreet Corp. (The)	74,035	9,808,157
Equifax Inc.	105,786	9,877,239
Nielsen N.V.	194,320	8,785,207
		28,470,603

Residential REIT’s–0.79%
Apartment Investment & Management Co.–Class A	230,726	8,693,756
AvalonBay Communities, Inc.	51,692	8,701,831
Equity Residential	118,511	9,128,902
Essex Property Trust, Inc.	41,329	9,192,810
		35,717,299

Restaurants–1.01%
Chipotle Mexican Grill, Inc.(b)	12,808	8,516,936
Darden Restaurants, Inc.	146,807	9,395,648
McDonald’s Corp.	92,956	9,193,348
Starbucks Corp.	101,186	9,459,373
Yum! Brands, Inc.	115,632	9,378,912
		45,944,217

Retail REIT’s–0.78%
General Growth Properties, Inc.	310,268	9,000,875
Kimco Realty Corp.	332,957	8,750,110
Macerich Co. (The)	104,916	8,776,223
Simon Property Group, Inc.	46,684	8,886,766
		35,413,974

Security & Alarm Services–0.43%
ADT Corp. (The)	276,099	10,828,603
Tyco International PLC	202,738	8,559,598
		19,388,201

Semiconductor Equipment–0.57%
Applied Materials, Inc.	356,036	8,918,702
KLA-Tencor Corp.	122,742	7,972,707
Lam Research Corp.	107,479	8,862,718
		25,754,127

Semiconductors–2.42%
Altera Corp.	227,455	8,418,110
Analog Devices, Inc.	150,653	8,819,227
Avago Technologies Ltd. (Singapore)	84,916	10,836,980
Broadcom Corp.–Class A	202,300	9,150,029
First Solar, Inc.(b)	199,994	11,948,641
Intel Corp.(d)	232,541	7,731,988
Linear Technology Corp.	185,505	8,938,558
Microchip Technology Inc.	192,763	9,882,959

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Semiconductors–(continued)
Micron Technology, Inc.(b)	247,759	$7,598,768
NVIDIA Corp.	429,128	9,466,564
Texas Instruments Inc.	158,610	9,326,268
Xilinx, Inc.	186,532	7,903,361
		110,021,453

Soft Drinks–1.04%
Coca-Cola Co. (The)	205,910	8,915,903
Coca-Cola Enterprises, Inc.	195,130	9,015,006
Dr Pepper Snapple Group, Inc.	119,980	9,453,224
Monster Beverage Corp.(b)	80,142	11,309,639
PepsiCo, Inc.	88,914	8,800,708
		47,494,480

Specialized Consumer Services–0.20%
H&R Block, Inc.	263,573	9,001,018

Specialized Finance–1.01%
CME Group Inc.–Class A	96,735	9,279,789
Intercontinental Exchange, Inc.	38,448	9,049,121
McGraw Hill Financial, Inc.	95,162	9,811,202
Moody’s Corp.	90,122	8,736,427
NASDAQ OMX Group, Inc. (The)	182,688	9,163,630
		46,040,169

Specialized REIT’s–1.16%
American Tower Corp.	85,450	8,471,513
Crown Castle International Corp.	111,058	9,585,416
Iron Mountain Inc.	231,169	8,495,461
Plum Creek Timber Co., Inc.	204,212	8,870,969
Public Storage	46,248	9,121,031
Weyerhaeuser Co.	235,105	8,254,536
		52,798,926

Specialty Chemicals–1.03%
Ecolab Inc.	82,319	9,511,137
International Flavors & Fragrances Inc.	84,178	10,263,824
PPG Industries, Inc.	38,321	9,019,997
Sherwin-Williams Co. (The)	34,071	9,717,049
Sigma-Aldrich Corp.	61,939	8,551,298
		47,063,305

Specialty Stores–0.75%
PetSmart, Inc.	108,455	8,992,004
Staples, Inc.	511,463	8,574,677
Tiffany & Co.	80,943	7,140,792
Tractor Supply Co.	108,385	9,550,886
		34,258,359

Steel–0.37%
Allegheny Technologies, Inc.	275,918	9,287,400
Nucor Corp.	162,370	7,636,261
		16,923,661

	Shares	Value
Systems Software–0.98%
CA, Inc.	282,109	$9,174,185
Microsoft Corp.	179,420	7,867,567
Oracle Corp.	210,858	9,239,797
Red Hat, Inc.(b)	145,564	10,061,384
Symantec Corp.	333,484	8,390,457
		44,733,390

Technology Hardware, Storage & Peripherals–1.27%
Apple Inc.	76,767	9,861,489
EMC Corp.	297,240	8,602,125
Hewlett-Packard Co.(d)	221,621	7,721,276
NetApp, Inc.	206,997	8,000,434
SanDisk Corp.	85,269	6,815,551
Seagate Technology PLC	131,539	8,039,664
Western Digital Corp.	79,747	8,531,334
		57,571,873

Thrifts & Mortgage Finance–0.38%
Hudson City Bancorp, Inc.	880,231	8,591,055
People’s United Financial Inc.	578,161	8,747,576
		17,338,631

Tires & Rubber–0.19%
Goodyear Tire & Rubber Co. (The)	318,059	8,501,717

Tobacco–0.81%
Altria Group, Inc.	169,663	9,550,330
Lorillard, Inc.	134,673	9,214,326
Philip Morris International Inc.	99,783	8,277,998
Reynolds American Inc.	131,069	9,911,438
		36,954,092

Trading Companies & Distributors–0.52%
Fastenal Co.	184,894	7,682,346
United Rentals, Inc.(b)	84,507	7,864,221
W.W. Grainger, Inc.	34,247	8,113,457
		23,660,024

Trucking–0.20%
Ryder System, Inc.	96,040	9,026,800
Total Common Stocks & Other Equity Interests (Cost $3,121,843,535)		4,473,561,750

Money Market Funds–2.94%
Liquid Assets Portfolio– Institutional Class(e)	66,940,069	66,940,069
Premier Portfolio–Institutional Class(e)	66,940,070	66,940,070
Total Money Market Funds (Cost $133,880,139)		133,880,139
TOTAL INVESTMENTS–101.28% (Cost $3,255,723,674)		4,607,441,889
OTHER ASSETS LESS LIABILITIES–(1.28)%		(58,084,885)
NET ASSETS–100.00%		$4,549,357,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Equally-Weighted S&P 500 Fund

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 5.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2015

Consumer Discretionary	17.1%
Financials	16.0
Industrials	12.8
Information Technology	12.4
Health Care	11.2
Energy	8.4
Consumer Staples	7.7
Materials	5.8
Utilities	5.7
Telecommunication Services	1.2
Money Market Funds Plus Other Assets Less Liabilities	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

Assets:
Investments, at value (Cost $3,115,578,126)	$4,464,764,366
Investments in affiliates, at value (Cost $140,145,548)	142,677,523
Total investments, at value (Cost $3,255,723,674)	4,607,441,889
Cash	110,659
Receivable for:
Fund shares sold	37,414,094
Dividends	7,655,171
Investment for trustee deferred compensation and retirement plans	126,712
Other assets	127,635
Total assets	4,652,876,160

Liabilities:
Payable for:
Investments purchased	95,115,696
Fund shares reacquired	5,358,658
Variation margin — futures	150,351
Accrued fees to affiliates	2,250,744
Accrued trustees’ and officers’ fees and benefits	8,453
Accrued other operating expenses	424,459
Trustee deferred compensation and retirement plans	210,795
Total liabilities	103,519,156
Net assets applicable to shares outstanding	$4,549,357,004

Net assets consist of:
Shares of beneficial interest	$3,201,712,283
Undistributed net investment income	7,499,304
Undistributed net realized gain (loss)	(11,448,826)
Net unrealized appreciation	1,351,594,243
$4,549,357,004

Net Assets:
Class A	$1,876,875,071
Class B	$13,175,286
Class C	$627,417,717
Class R	$87,896,746
Class Y	$1,773,293,748
Class R6	$170,698,436

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	37,381,826
Class B	263,176
Class C	12,959,670
Class R	1,756,847
Class Y	35,040,666
Class R6	3,370,764
Class A:
Net asset value per share	$50.21
Maximum offering price per share
(Net asset value of $50.21 ÷ 94.50%)	$53.13
Class B:
Net asset value and offering price per share	$50.06
Class C:
Net asset value and offering price per share	$48.41
Class R:
Net asset value and offering price per share	$50.03
Class Y:
Net asset value and offering price per share	$50.61
Class R6:
Net asset value and offering price per share	$50.64

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Equally-Weighted S&P 500 Fund

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $10,035)	$34,520,605
Dividends from affiliates	108,605
Total investment income	34,629,210

Expenses:
Advisory fees	1,984,182
Administrative services fees	289,123
Custodian fees	85,916
Distribution fees:
Class A	2,040,527
Class B	71,767
Class C	2,254,483
Class R	181,315
Transfer agent fees — A, B, C, R & Y	2,171,783
Transfer agent fees — R6	1,525
Trustees’ and officers’ fees and benefits	39,112
Other	623,977
Total expenses	9,743,710
Less: Fees waived and expense offset arrangement(s)	(44,339)
Net expenses	9,699,371
Net investment income	24,929,839

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	25,901,456
Futures contracts	2,318,504
28,219,960
Change in net unrealized appreciation (depreciation) of:
Investment securities	184,953,204
Futures contracts	(155,339)
184,797,865
Net realized and unrealized gain	213,017,825
Net increase in net assets resulting from operations	$237,947,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	February 28, 2015	August 31, 2014
Operations:
Net investment income	$24,929,839	$30,074,136
Net realized gain	28,219,960	57,887,030
Change in net unrealized appreciation	184,797,865	412,469,081
Net increase in net assets resulting from operations	237,947,664	500,430,247

Distributions to shareholders from net investment income:
Class A	(16,858,603)	(12,875,050)
Class B	(75,582)	(126,859)
Class C	(2,502,255)	(1,210,824)
Class R	(624,853)	(354,344)
Class Y	(16,046,854)	(7,443,262)
Class R6	(1,937,107)	(165)
Total distributions from net investment income	(38,045,254)	(22,010,504)

Distributions to shareholders from net realized gains:
Class A	(22,937,573)	(29,164,508)
Class B	(195,607)	(532,180)
Class C	(6,475,857)	(5,079,486)
Class R	(1,012,662)	(946,483)
Class Y	(18,300,963)	(14,325,712)
Class R6	(2,090,876)	(311)
Total distributions from net realized gains	(51,013,538)	(50,048,680)

Share transactions-net:
Class A	307,557,004	266,279,740
Class B	(3,146,775)	(10,881,910)
Class C	256,678,536	164,908,129
Class R	19,276,693	27,842,070
Class Y	691,362,625	406,934,786
Class R6	168,206,941	1,159,547
Net increase in net assets resulting from share transactions	1,439,935,024	856,242,362
Net increase in net assets	1,588,823,896	1,284,613,425

Net assets:
Beginning of period	2,960,533,108	1,675,919,683
End of period (includes undistributed net investment income of $7,499,304 and $20,614,719, respectively)	$4,549,357,004	$2,960,533,108

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Effective

16                         Invesco Equally-Weighted S&P 500 Fund

November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and

17                         Invesco Equally-Weighted S&P 500 Fund

are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

18                         Invesco Equally-Weighted S&P 500 Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

For the six months ended February 28, 2015, the effective advisory fees incurred by the Fund was 0.11%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2015, the Adviser waived advisory fees of $43,424.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; (3) Class C — up to 1.00% of the average daily net assets of Class C shares; and (4) Class R — up to 0.50% of the average daily net assets of Class R shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 28, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2015, IDI advised the Fund that IDI retained $317,024 in front-end sales commissions from the sale of Class A shares and $9,103, $4,257 and $31,842 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

19                         Invesco Equally-Weighted S&P 500 Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,607,441,889	$—	$—	$4,607,441,889
Futures Contracts*	(123,972)	—	—	(123,972)
Total Investments	$4,607,317,917	$—	$—	$4,607,317,917

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Market risk:
Futures contracts(a)	$—	$(123,972)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain:
Market risk	$2,318,504
Change in Unrealized Appreciation (Depreciation):
Market risk	(155,339)
Total	$2,163,165

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$50,691,121

Open Futures Contracts — Market Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	Long	439	March-2015	$46,156,460	$(123,972)

20                         Invesco Equally-Weighted S&P 500 Fund

NOTE 5—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the six months ended February 28, 2015.

	Value 08/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 02/28/15	Dividend Income
Invesco Ltd.	$6,217,400	$3,039,180	$(454,637)	$(19,759)	$15,200	$8,797,384	$94,067

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $915.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2014.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2015 was $1,694,125,190 and $357,966,572, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,364,748,239
Aggregate unrealized (depreciation) of investment securities	(45,372,401)
Net unrealized appreciation of investment securities	$1,319,375,838

Cost of investments for tax purposes is $3,288,066,051.

21                         Invesco Equally-Weighted S&P 500 Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	9,129,927	$442,751,913	11,111,178	$497,003,093
Class B	20,953	1,008,155	36,745	1,631,827
Class C	5,781,022	270,736,523	4,539,053	196,758,364
Class R	620,701	30,098,683	908,413	40,579,106
Class Y	17,641,217	860,257,502	11,606,461	529,732,277
Class R6	4,039,998	202,519,176	25,789	1,182,670

Issued as reinvestment of dividends:
Class A	738,018	34,922,986	886,321	37,385,013
Class B	5,237	247,498	14,292	603,698
Class C	181,393	8,289,654	141,126	5,767,810
Class R	34,670	1,635,742	30,735	1,293,625
Class Y	615,826	29,356,434	453,253	19,245,106
Class R6	84,454	4,027,614	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	61,247	2,991,794	230,621	10,198,764
Class B	(61,460)	(2,991,794)	(230,900)	(10,198,764)

Reacquired:
Class A	(3,585,332)	(173,109,689)	(6,140,632)	(278,307,130)
Class B	(29,391)	(1,410,634)	(65,314)	(2,918,671)
Class C	(477,839)	(22,347,641)	(868,921)	(37,618,045)
Class R	(258,809)	(12,457,732)	(312,777)	(14,030,661)
Class Y	(4,077,808)	(198,251,311)	(3,134,890)	(142,042,597)
Class R6	(779,270)	(38,339,849)	(493)	(23,123)
Net increase in share activity	29,684,754	$1,439,935,024	19,230,060	$856,242,362

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22                         Invesco Equally-Weighted S&P 500 Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/15	$48.54	$0.34	$2.49	$2.83	$(0.49)	$(0.67)	$(1.16)	$50.21	5.98%	$1,876,875	0.54	%(d)	0.54	%(d)	1.40	%(d)	10%
Year ended 08/31/14	40.07	0.59	9.45	10.04	(0.48)	(1.09)	(1.57)	48.54	25.64	1,506,665	0.56		0.56		1.31		17
Year ended 08/31/13	33.40	0.55	7.47	8.02	(0.51)	(0.84)	(1.35)	40.07	24.83	999,730	0.57		0.57		1.48		18
Year ended 08/31/12	29.89	0.42	3.61	4.03	(0.52)	—	(0.52)	33.40	13.66	730,648	0.60		0.60		1.34		27
Year ended 08/31/11	25.26	0.39	4.65	5.04	(0.41)	—	(0.41)	29.89	19.91	639,478	0.56		0.56		1.26		22
Two months ended 08/31/10	24.74	0.08	0.44	0.52	—	—	—	25.26	2.10	556,910	0.65	(e)	0.65	(e)	1.81	(e)	0
Year ended 06/30/10	20.14	0.30	4.56	4.86	(0.26)	—	(0.26)	24.74	24.08	552,673	0.64		0.64		1.17		24
Class B
Six months ended 02/28/15	48.35	0.16	2.48	2.64	(0.26)	(0.67)	(0.93)	50.06	5.57	13,175	1.29	(d)	1.29	(d)	0.65	(d)	10
Year ended 08/31/14	40.01	0.25	9.44	9.69	(0.26)	(1.09)	(1.35)	48.35	24.70	15,851	1.31		1.31		0.56		17
Year ended 08/31/13	33.34	0.27	7.49	7.76	(0.25)	(0.84)	(1.09)	40.01	23.90	22,925	1.32		1.32		0.73		18
Year ended 08/31/12	29.70	0.18	3.61	3.79	(0.15)	—	(0.15)	33.34	12.82	42,131	1.35		1.35		0.59		27
Year ended 08/31/11	25.05	0.16	4.60	4.76	(0.11)	—	(0.11)	29.70	18.98	77,702	1.31		1.31		0.51		22
Two months ended 08/31/10	24.56	0.05	0.44	0.49	—	—	—	25.05	2.00	110,367	1.40	(e)	1.40	(e)	1.06	(e)	0
Year ended 06/30/10	20.08	0.10	4.54	4.64	(0.16)	—	(0.16)	24.56	23.09	118,559	1.39		1.39		0.42		24
Class C
Six months ended 02/28/15	46.79	0.15	2.40	2.55	(0.26)	(0.67)	(0.93)	48.41	5.56	627,418	1.29	(d)	1.29	(d)	0.65	(d)	10
Year ended 08/31/14	38.75	0.25	9.14	9.39	(0.26)	(1.09)	(1.35)	46.79	24.73	349,739	1.31		1.31		0.56		17
Year ended 08/31/13	32.33	0.26	7.24	7.50	(0.24)	(0.84)	(1.08)	38.75	23.88	141,986	1.32		1.32		0.73		18
Year ended 08/31/12	28.81	0.18	3.49	3.67	(0.15)	—	(0.15)	32.33	12.80	77,691	1.35		1.35		0.59		27
Year ended 08/31/11	24.29	0.16	4.47	4.63	(0.11)	—	(0.11)	28.81	19.04	67,788	1.31		1.31		0.51		22
Two months ended 08/31/10	23.82	0.04	0.43	0.47	—	—	—	24.29	1.97	55,797	1.40	(e)	1.40	(e)	1.06	(e)	0
Year ended 06/30/10	19.49	0.10	4.42	4.52	(0.19)	—	(0.19)	23.82	23.15	56,462	1.39		1.39		0.42		24
Class R
Six months ended 02/28/15	48.36	0.27	2.48	2.75	(0.41)	(0.67)	(1.08)	50.03	5.82	87,897	0.79	(d)	0.79	(d)	1.15	(d)	10
Year ended 08/31/14	39.95	0.48	9.43	9.91	(0.41)	(1.09)	(1.50)	48.36	25.35	65,777	0.81		0.81		1.06		17
Year ended 08/31/13	33.31	0.46	7.44	7.90	(0.42)	(0.84)	(1.26)	39.95	24.48	29,320	0.82		0.82		1.23		18
Year ended 08/31/12	29.77	0.35	3.59	3.94	(0.40)	—	(0.40)	33.31	13.36	8,924	0.85		0.85		1.09		27
Year ended 08/31/11	25.14	0.31	4.63	4.94	(0.31)	—	(0.31)	29.77	19.62	1,176	0.81		0.81		1.01		22
Two months ended 08/31/10	24.63	0.07	0.44	0.51	—	—	—	25.14	2.07	205	0.90	(e)	0.90	(e)	1.56	(e)	0
Year ended 06/30/10	20.10	0.23	4.56	4.79	(0.26)	—	(0.26)	24.63	23.78	208	0.89		0.89		0.92		24
Class Y
Six months ended 02/28/15	48.95	0.40	2.52	2.92	(0.59)	(0.67)	(1.26)	50.61	6.11	1,773,294	0.29	(d)	0.29	(d)	1.65	(d)	10
Year ended 08/31/14	40.38	0.71	9.52	10.23	(0.57)	(1.09)	(1.66)	48.95	25.95	1,021,247	0.31		0.31		1.56		17
Year ended 08/31/13	33.64	0.65	7.52	8.17	(0.59)	(0.84)	(1.43)	40.38	25.16	481,948	0.32		0.32		1.73		18
Year ended 08/31/12	30.13	0.50	3.63	4.13	(0.62)	—	(0.62)	33.64	13.94	309,645	0.35		0.35		1.59		27
Year ended 08/31/11	25.47	0.47	4.68	5.15	(0.49)	—	(0.49)	30.13	20.19	178,056	0.31		0.31		1.51		22
Two months ended 08/31/10	24.94	0.09	0.44	0.53	—	—	—	25.47	2.12	155,551	0.40	(e)	0.40	(e)	2.06	(e)	0
Year ended 06/30/10	20.27	0.36	4.59	4.95	(0.28)	—	(0.28)	24.94	24.39	151,901	0.39		0.39		1.42		24
Class R6
Six months ended 02/28/15	48.99	0.43	2.51	2.94	(0.62)	(0.67)	(1.29)	50.64	6.16	170,698	0.17	(d)	0.17	(d)	1.77	(d)	10
Year ended 08/31/14	40.39	0.78	9.49	10.27	(0.58)	(1.09)	(1.67)	48.99	26.05	1,253	0.22		0.22		1.65		17
Year ended 08/31/13(f)	34.93	0.62	6.27	6.89	(0.59)	(0.84)	(1.43)	40.39	20.58	12	0.27	(e)	0.27	(e)	1.78	(e)	18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,645,950, $14,472, $454,633, $73,127, $1,329,261 and $83,808 for Class A, Class B, Class C, Class R, Class Y and Class R6 shares, respectively.
(e)	Annualized.
(f)	Commencement date of September 24, 2012.

23                         Invesco Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,059.80	$2.76	$1,022.12	$2.71	0.54%
B	1,000.00	1,055.70	6.58	1,018.40	6.46	1.29
C	1,000.00	1,055.60	6.57	1,018.40	6.46	1.29
R	1,000.00	1,058.20	4.03	1,020.88	3.96	0.79
Y	1,000.00	1,061.10	1.48	1,023.36	1.45	0.29
R5	1,000.00	1,061.60	0.87	1,023.95	0.85	0.17

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24                         Invesco Equally-Weighted S&P 500 Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                    MS-EWSP-SAR-1                                         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2015

Invesco Equity and Income Fund
Nasdaq:
A: ACEIX ■ B: ACEQX ■ C: ACERX ■ R: ACESX ■ Y: ACETX ■ R5: ACEKX ■ R6: IEIFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
17 Financial Statements
19 Notes to Financial Statements
28 Financial Highlights
30 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/14 to 2/28/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.96%
Class B Shares	1.56
Class C Shares	1.57
Class R Shares	1.83
Class Y Shares	2.00
Class R5 Shares	2.13
Class R6 Shares	2.18
Russell 1000 Value Index▼ (Broad Market Index)	3.48
Barclays U.S. Government/Credit Index▼ (Style-Specific Index)	2.24
Source(s): ▼FactSet Research Systems Inc.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Barclays U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Equity and Income Fund

Average Annual Total Returns
As of 2/28/15, including maximum applicable sales charges

Class A Shares
Inception (8/3/60)	10.30%
10 Years	6.52
5 Years	10.05
1 Year	2.52

Class B Shares
Inception (5/1/92)	9.80%
10 Years	6.86
5 Years	10.55
1 Year	2.77

Class C Shares
Inception (7/6/93)	9.06%
10 Years	6.35
5 Years	10.47
1 Year	6.70

Class R Shares
Inception (10/1/02)	8.53%
10 Years	6.87
5 Years	11.02
1 Year	8.19

Class Y Shares
Inception (12/22/04)	7.39%
10 Years	7.40
5 Years	11.57
1 Year	8.66

Class R5 Shares
10 Years	7.31%
5 Years	11.69
1 Year	8.85

Class R6 Shares
10 Years	7.24%
5 Years	11.54
1 Year	8.95

Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Equity and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Equity and Income Fund (renamed Invesco Equity and Income Fund). Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Equity and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1

Average Annual Total Returns
As of 12/31/14, including maximum applicable sales charges
Class A Shares
Inception (8/3/60)	10.31%
10 Years	6.51
5 Years	10.06
1 Year	3.07

Class B Shares
Inception (5/1/92)	9.82%
10 Years	6.84
5 Years	10.57
1 Year	3.43

Class C Shares
Inception (7/6/93)	9.09%
10 Years	6.33
5 Years	10.48
1 Year	7.28

Class R Shares
Inception (10/1/02)	8.56%
10 Years	6.84
5 Years	11.00
1 Year	8.77

Class Y Shares
Inception (12/22/04)	7.41%
10 Years	7.39
5 Years	11.58
1 Year	9.34

Class R5 Shares
10 Years	7.28%
5 Years	11.66
1 Year	9.42

Class R6 Shares
10 Years	7.21%
5 Years	11.51
1 Year	9.52

fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.80%, 1.55%, 1.55%, 1.05%, 0.55%, 0.49% and 0.40%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.81%, 1.56%, 1.56%, 1.06%, 0.56%, 0.50% and 0.41%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses for Class B shares in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

3                         Invesco Equity and Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the
Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely, Philip Taylor Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                     Invesco Equity and Income Fund

Schedule of Investments(a)

February 28, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–63.81%
Aerospace & Defense–0.93%
General Dynamics Corp.	941,397	$130,647,076

Agricultural Products–0.73%
Archer-Daniels-Midland Co.	2,125,807	101,783,639

Application Software–1.21%
Adobe Systems Inc.(b)	1,103,440	87,282,104
Citrix Systems, Inc.(b)	1,285,273	81,839,758
		169,121,862

Asset Management & Custody Banks–1.64%
Northern Trust Corp.	1,336,894	93,355,308
State Street Corp.	1,829,144	136,179,771
		229,535,079

Automobile Manufacturers–0.81%
General Motors Co.	3,049,901	113,791,806

Biotechnology–0.82%
Amgen Inc.	724,428	114,256,784

Broadcasting–0.17%
CBS Corp.–Class B	415,176	24,536,902

Cable & Satellite–1.82%
Comcast Corp.–Class A	2,640,928	156,818,305
Time Warner Cable Inc.	633,163	97,538,760
		254,357,065

Communications Equipment–0.97%
Cisco Systems, Inc.	4,580,682	135,175,926

Construction Machinery & Heavy Trucks–0.49%
Caterpillar Inc.	820,559	68,024,341

Consumer Finance–0.25%
Synchrony Financial(b)	1,115,467	35,639,171

Diversified Banks–7.82%
Bank of America Corp.	12,661,860	200,184,007
Citigroup Inc.	7,810,419	409,422,164
Comerica Inc.	1,949,559	89,250,811
JPMorgan Chase & Co.	6,446,504	395,041,765
		1,093,898,747

Diversified Chemicals–0.35%
Dow Chemical Co. (The)	984,947	48,498,790

Diversified Metals & Mining–0.17%
Freeport-McMoRan Inc.	1,091,792	23,615,461

Electric Utilities–0.36%
FirstEnergy Corp.	1,459,446	51,051,421

	Shares	Value
Electronic Components–0.90%
Corning Inc.	5,186,910	$126,560,604

General Merchandise Stores–1.19%
Target Corp.	2,162,083	166,112,837

Health Care Equipment–0.63%
Medtronic PLC	1,139,747	88,432,970

Health Care Services–0.52%
Express Scripts Holding Co.(b)	851,156	72,169,517

Hotels, Resorts & Cruise Lines–1.00%
Carnival Corp.	3,184,545	140,088,134

Household Products–0.78%
Procter & Gamble Co. (The)	1,289,832	109,803,398

Hypermarkets & Super Centers–1.02%
Wal-Mart Stores, Inc.	1,698,763	142,577,178

Industrial Conglomerates–1.96%
General Electric Co.	10,564,329	274,566,911

Industrial Machinery–0.82%
Ingersoll-Rand PLC	1,714,786	115,216,471

Insurance Brokers–2.04%
Aon PLC	994,194	99,777,310
Marsh & McLennan Cos., Inc.	1,772,468	100,835,704
Willis Group Holdings PLC	1,789,969	85,417,321
		286,030,335

Integrated Oil & Gas–3.58%
Exxon Mobil Corp.	976,452	86,455,060
Occidental Petroleum Corp.	1,001,606	78,005,075
Royal Dutch Shell PLC–Class A (United Kingdom)	6,772,412	220,901,119
Total S.A. (France)	2,149,440	115,425,532
		500,786,786

Integrated Telecommunication Services–1.14%
Koninklijke KPN N.V. (Netherlands)	6,488,776	22,129,215
Orange S.A. (France)	1,450,512	26,416,086
Telecom Italia S.p.A. (Italy)(b)	13,551,252	16,219,523
Telefonica S.A. (Spain)	975,489	15,168,751
Verizon Communications Inc.	1,596,573	78,950,535
		158,884,110

Internet Software & Services–1.08%
eBay Inc.(b)	2,602,493	150,710,370

Investment Banking & Brokerage–3.01%
Charles Schwab Corp. (The)	3,894,512	114,264,982
Goldman Sachs Group, Inc. (The)	522,391	99,144,588
Morgan Stanley	5,805,235	207,769,361
		421,178,931

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Equity and Income Fund

	Shares	Value
IT Consulting & Other Services–0.84%
Amdocs Ltd.	2,230,188	$117,084,870

Managed Health Care–1.56%
Anthem, Inc.	774,906	113,484,984
UnitedHealth Group Inc.	922,574	104,832,083
		218,317,067

Movies & Entertainment–0.87%
Time Warner Inc.	702,994	57,547,089
Viacom Inc.–Class B	909,619	63,618,753
		121,165,842

Multi-Utilities–0.44%
PG&E Corp.	1,149,138	61,743,185

Oil & Gas Drilling–0.33%
Ensco PLC–Class A	1,885,162	46,129,914

Oil & Gas Equipment & Services–0.79%
Baker Hughes Inc.	1,774,143	110,901,679

Oil & Gas Exploration & Production–1.84%
Anadarko Petroleum Corp.	880,252	74,143,626
Apache Corp.	1,564,774	103,024,720
Canadian Natural Resources Ltd. (Canada)	2,751,904	80,047,384
		257,215,730

Other Diversified Financial Services–0.89%
Voya Financial, Inc.	2,829,074	125,016,780

Packaged Foods & Meats–1.35%
Mondelez International Inc.–Class A	2,955,428	109,158,733
Unilever N.V.–New York Shares (United Kingdom)	1,834,959	79,765,668
		188,924,401

Pharmaceuticals–5.01%
Eli Lilly and Co.	1,789,148	125,544,515
Merck & Co., Inc.	2,383,974	139,557,838
Novartis AG (Switzerland)	1,288,960	132,024,388
Novartis AG–ADR (Switzerland)	102,464	10,492,314
Pfizer Inc.	2,195,299	75,342,662
Sanofi (France)	1,007,661	98,896,959
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	2,081,965	118,713,644
		700,572,320

Publishing–0.54%
Thomson Reuters Corp.	1,919,734	75,345,720

Railroads–0.74%
CSX Corp.	3,011,960	103,340,348

Regional Banks–3.14%
BB&T Corp.	2,009,050	76,444,352
Citizens Financial Group Inc.	2,990,877	74,293,385
Fifth Third Bancorp	4,302,435	83,295,142

	Shares	Value
Regional Banks–(continued)
First Horizon National Corp.	2,914,618	$41,649,891
PNC Financial Services Group, Inc. (The)	1,776,312	163,349,651
		439,032,421

Security & Alarm Services–0.71%
Tyco International PLC	2,356,904	99,508,487

Semiconductor Equipment–1.12%
Applied Materials, Inc.	6,279,053	157,290,278

Semiconductors–1.50%
Broadcom Corp.–Class A	2,113,298	95,584,468
Intel Corp.	3,424,563	113,866,720
		209,451,188

Specialized Finance–0.48%
CME Group Inc.–Class A	705,630	67,691,086

Systems Software–1.59%
Microsoft Corp.	2,326,388	102,012,114
Symantec Corp.	4,785,298	120,398,097
		222,410,211

Technology Hardware, Storage & Peripherals–0.54%
NetApp, Inc.	1,957,898	75,672,758

Tobacco–0.68%
Philip Morris International Inc.	1,148,605	95,288,271

Wireless Telecommunication Services–0.64%
Vodafone Group PLC–ADR (United Kingdom)	2,600,398	89,869,755
Total Common Stocks & Other Equity Interests (Cost $6,865,313,279)		8,929,024,933

	Principal Amount
Bonds and Notes–20.06%
Advertising–0.03%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$4,145,000	4,174,908

Aerospace & Defense–0.07%
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	4,355,000	4,452,507
Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/45	1,938,000	1,902,576
Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	4,150,000	4,093,956
		10,449,039

Agricultural & Farm Machinery–0.11%
Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	14,645,000	14,701,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Equity and Income Fund

	Principal Amount	Value
Agricultural Products–0.21%
Bunge Ltd Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.10%, 07/15/15	$23,703,000	$24,068,770
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	3,940,000	4,992,521
		29,061,291

Air Freight & Logistics–0.31%
FedEx Corp.,
Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/34	4,310,000	4,904,184
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/44	8,875,000	10,312,353
UTi Worldwide Inc., Sr. Unsec. Conv. Notes, 4.50%, 03/01/19(c)	24,390,000	27,774,113
		42,990,650

Airlines–0.20%
American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. Pass Through Ctfs., 3.70%, 10/01/26	4,520,000	4,720,575
Continental Airlines Pass Through Trust,
Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 01/12/21	3,872,536	4,192,021
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.15%, 04/11/24	5,325,489	5,671,645
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 6.20%, 07/02/18	2,041,040	2,256,625
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. Pass Through Ctfs., 3.75%, 09/03/26	5,455,000	5,703,884
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(c)	5,884,505	6,127,241
		28,671,991

Airport Services–0.04%
Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(c)	6,220,000	6,144,500

Apparel Retail–0.03%
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/24	3,638,000	3,719,544

Application Software–0.35%
Citrix Systems Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/19(c)	46,415,000	48,416,647

Asset Management & Custody Banks–0.08%
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(c)	4,260,000	4,402,825

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(c)	$3,975,000	$4,351,439
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(c)	2,220,000	2,380,112
		11,134,376

Automobile Manufacturers–0.28%
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 01/11/18(c)	5,220,000	5,280,289
Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	11,500,000	12,665,740
Ford Motor Credit Co. LLC,
Sr. Unsec. Global Notes, 2.50%, 01/15/16	4,970,000	5,037,236
Sr. Unsec. Notes, 2.75%, 05/15/15	15,750,000	15,816,823
		38,800,088

Automotive Retail–0.11%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes,
4.50%, 12/01/23	6,415,000	6,908,520
5.75%, 05/01/20	7,393,000	8,332,607
		15,241,127

Biotechnology–0.41%
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/20	21,842,000	30,060,052
Celgene Corp., Sr. Unsec. Global Notes,
4.00%, 08/15/23	4,735,000	5,111,097
4.63%, 05/15/44	13,875,000	15,249,138
Gilead Sciences, Inc., Sr. Unsec. Global Bonds, 2.05%, 04/01/19	6,515,000	6,582,182
		57,002,469

Brewers–0.16%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
0.80%, 07/15/15	3,745,000	3,751,243
3.63%, 04/15/15	6,145,000	6,167,429
FBG Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	11,890,000	12,041,003
		21,959,675

Broadcasting–0.56%
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	14,175,000	14,245,875
Grupo Televisa S.A.B. (Mexico), Sr. Unsec. Global Notes, 5.00%, 05/13/45	3,000,000	3,194,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Equity and Income Fund

	Principal Amount	Value
Broadcasting–(continued)
Liberty Media Corp., Sr. Unsec. Conv. Bonds, 1.38%, 10/15/23	$61,171,000	$61,400,391
		78,840,932

Cable & Satellite–0.36%
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	8,165,000	8,844,142
5.70%, 05/15/18	4,735,000	5,344,734
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	2,465,000	3,373,321
Cox Communications, Inc., Sr. Unsec. Notes,
4.70%, 12/15/42(c)	4,980,000	5,085,965
6.25%, 06/01/18(c)	3,700,000	4,179,245
7.25%, 11/15/15	5,000,000	5,224,771
8.38%, 03/01/39(c)	655,000	942,456
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	1,370,000	1,416,038
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes,
5.15%, 04/30/20	3,320,000	3,826,919
5.95%, 04/01/41	3,365,000	4,451,804
Time Warner Cable, Inc., Sr. Unsec. Gtd. Deb., 5.88%, 11/15/40	7,235,000	8,336,239
		51,025,634

Catalog Retail–0.22%
Liberty Interactive LLC, Sr. Unsec. Conv. Global Bonds, 0.75%, 03/30/23(d)	15,395,000	21,957,119
QVC, Inc., Sr. Sec. Gtd. Global Notes, 5.45%, 08/15/34	8,810,000	8,764,045
		30,721,164

Coal & Consumable Fuels–0.07%
Peabody Energy Corp., Jr. Unsec. Sub. Conv. Deb., 4.75%, 12/15/41	21,736,000	10,215,920

Commodity Chemicals–0.07%
Montell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/27(c)	7,384,000	10,275,275

Communications Equipment–0.37%
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	14,876,000	19,422,477
JDS Uniphase Corp., Sr. Unsec. Conv. Bonds, 0.63%, 08/15/18(d)	31,263,000	32,962,926
		52,385,403

Consumer Finance–0.22%
American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/24	3,423,000	3,514,582

	Principal Amount	Value
Consumer Finance–(continued)
American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.75%, 09/15/15	$26,345,000	$26,654,575
		30,169,157

Data Processing & Outsourced Services–0.09%
Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	4,954,000	5,126,516
Xerox Corp., Sr. Unsec. Global Notes, 4.80%, 03/01/35	7,279,000	7,247,801
		12,374,317

Distillers & Vintners–0.02%
Brown-Forman Corp., Sr. Unsec. Notes, 2.25%, 01/15/23	3,480,000	3,345,340

Diversified Banks–1.59%
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(c)	5,000,000	4,978,253
Bank of America Corp.,
Sr. Unsec. Global Notes, 5.75%, 12/01/17	2,825,000	3,121,838
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	6,465,000	6,482,871
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	8,680,000	9,651,806
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	8,500,000	10,096,562
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(c)	6,875,000	7,170,345
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	8,140,000	9,403,924
BNP Paribas S.A. (France), Unsec. Sub. Notes, 4.25%, 10/15/24	5,010,000	5,222,201
Citigroup Inc., Sr. Unsec. Global Notes,
2.65%, 03/02/15	5,950,000	5,950,370
Unsec. Sub. Global Notes,
3.50%, 05/15/23	5,000,000	5,002,841
5.30%, 05/06/44	2,765,000	3,100,963
6.68%, 09/13/43	8,000,000	10,687,421
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(c)	6,536,000	7,433,651
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	9,435,000	9,728,445
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	8,535,000	9,576,419
ING Bank N.V. (Netherlands), Sr. Unsec. Notes,
3.75%, 03/07/17(c)	8,380,000	8,761,616
Unsec. Sub. Notes, 5.13%, 05/01/15(c)	3,650,000	3,674,386

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Equity and Income Fund

	Principal Amount	Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
Series S, Jr. Unsec. Sub. Notes, 6.75%(e)	$2,170,000	$2,359,875
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(e)	6,410,000	6,353,913
Series X, Jr. Unsec. Sub. Global Notes, 6.10%(e)	10,895,000	11,289,944
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	3,460,000	3,508,989
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 11/27/18	5,240,000	5,329,310
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/24(c)	5,010,000	5,393,838
National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	3,390,000	3,390,330
Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	16,313,000	16,466,947
Societe Generale S.A. (France), Unsec. Sub. Notes, 5.00%, 01/17/24(c)	7,365,000	7,785,194
Standard Chartered PLC (United Kingdom),
Sr. Unsec. Notes, 3.85%, 04/27/15(c)	4,190,000	4,210,424
Unsec. Sub. Notes, 5.70%, 03/26/44(c)	4,170,000	4,635,384
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	8,200,000	8,239,406
Wells Fargo & Co.,
Sr. Unsec. Global Notes, 1.50%, 01/16/18	2,070,000	2,074,049
3.63%, 04/15/15	750,000	752,716
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/26	4,515,000	4,721,459
4.65%, 11/04/44	14,430,000	15,605,997
		222,161,687

Diversified Capital Markets–0.05%
Credit Suisse (Switzerland), Sr. Unsec. Medium-Term Notes, 3.63%, 09/09/24	3,495,000	3,633,041
UBS AG (Switzerland), Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	2,414,000	2,704,717
		6,337,758

Diversified Chemicals–0.06%
Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/20	8,092,000	8,192,595

Diversified Metals & Mining–0.18%
Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes,
2.05%, 10/23/15(c)	4,700,000	4,722,613
2.70%, 10/25/17(c)	4,700,000	4,777,911

	Principal Amount	Value
Diversified Metals & Mining–(continued)
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes,
7.13%, 07/15/28	$2,175,000	$2,937,772
9.00%, 05/01/19	5,240,000	6,618,733
Southern Copper Corp., Sr. Unsec. Global Notes,
5.25%, 11/08/42	4,250,000	3,856,317
6.75%, 04/16/40	1,695,000	1,801,572
		24,714,918

Diversified Real Estate Activities–0.05%
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/25	7,670,000	7,699,878

Diversified Support Services–0.03%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	4,605,000	4,717,125

Drug Retail–0.18%
CVS Health Corp., Sr. Unsec. Global Notes, 3.38%, 08/12/24	3,740,000	3,900,991
CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	9,166,289	10,738,248
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes,
3.30%, 11/18/21	6,129,000	6,308,814
4.50%, 11/18/34	4,519,000	4,797,003
		25,745,056

Electric Utilities–0.21%
Electricite de France S.A. (France),
Sr. Unsec. Notes, 4.60%, 01/27/20(c)	2,150,000	2,386,818
4.88%, 01/22/44(c)	9,110,000	10,273,467
Jr. Unsec. Sub. Notes, 5.63%(c)(e)	8,670,000	9,415,620
Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	5,525,000	5,563,351
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	1,050,000	1,234,304
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	498,613
		29,372,173

Electrical Components & Equipment–0.06%
Eaton Corp., Sr. Unsec. Gtd. Global Notes, 0.95%, 11/02/15	8,285,000	8,297,147

Environmental & Facilities Services–0.03%
Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/35	4,786,000	4,870,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Equity and Income Fund

	Principal Amount	Value
Fertilizers & Agricultural Chemicals–0.07%
Monsanto Co., Sr. Unsec. Global Notes,
2.13%, 07/15/19	$3,055,000	$3,089,221
3.38%, 07/15/24	2,085,000	2,175,850
3.60%, 07/15/42	4,150,000	3,899,170
		9,164,241

General Merchandise Stores–0.10%
Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	3,650,000	3,530,338
Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	9,830,000	10,125,662
		13,656,000

Gold–0.04%
Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	6,300,000	6,191,364

Health Care Distributors–0.15%
AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	9,400,000	9,622,772
McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/19	11,085,000	11,182,095
		20,804,867

Health Care Equipment–0.51%
Becton, Dickinson and Co., Sr. Unsec. Notes, 2.68%, 12/15/19	3,198,000	3,274,369
CareFusion Corp., Sr. Unsec. Global Notes,
3.88%, 05/15/24	6,825,000	7,133,068
4.88%, 05/15/44	7,465,000	8,235,884
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/18	7,055,000	7,247,968
Medtronic Inc.,
Sr. Unsec. Gtd. Global Notes, 4.00%, 04/01/43	5,720,000	5,963,092
4.63%, 03/15/44	5,490,000	6,205,162
Sr. Unsec. Gtd. Notes, 3.15%, 03/15/22(c)	10,944,000	11,341,713
4.38%, 03/15/35(c)	3,883,000	4,232,054
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	13,684,000	17,267,498
		70,900,808

Health Care Facilities–0.54%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	24,795,000	34,387,566
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(d)	33,605,000	40,851,078
		75,238,644

	Principal Amount	Value
Health Care REIT’s–0.19%
HCP, Inc., Sr. Unsec. Global Notes,
3.88%, 08/15/24	$5,085,000	$5,220,097
4.20%, 03/01/24	4,690,000	4,929,747
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	6,620,000	6,756,537
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/43	2,080,000	2,546,988
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes,
2.70%, 04/01/20	4,710,000	4,746,438
4.25%, 03/01/22	1,905,000	2,031,700
		26,231,507

Health Care Services–0.48%
Express Scripts Holding Co.,
Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/19	9,380,000	9,392,679
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	3,800,000	3,898,425
Laboratory Corp. of America Holdings, Sr. Unsec. Notes,
3.20%, 02/01/22	6,132,000	6,172,998
4.70%, 02/01/45	2,694,000	2,784,840
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	3,535,000	3,570,965
Omnicare, Inc.,
Sr. Unsec. Gtd. Sub. Conv. Notes, 3.50%, 02/15/44	18,351,000	22,479,975
Series OCR, Sr. Unsec. Gtd. Conv. Notes, 3.25%, 01/15/21(d)	16,126,000	18,978,286
		67,278,168

Homebuilding–0.06%
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	10,130,000	8,389,996

Hotels, Resorts & Cruise Lines–0.01%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	1,225,000	1,254,292

Housewares & Specialties–0.09%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	12,185,000	13,083,832

Hypermarkets & Super Centers–0.03%
Wal-Mart Stores, Inc.,
Sr. Unsec. Global Bonds, 3.30%, 04/22/24	3,610,000	3,830,353
Sr. Unsec. Global Notes, 6.50%, 08/15/37	730,000	1,027,417
		4,857,770

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Equity and Income Fund

	Principal Amount	Value
Industrial Conglomerates–0.14%
General Electric Capital Corp.,
Sr. Unsec. Medium-Term Global Notes, 6.00%, 08/07/19	$8,500,000	$9,977,608
Series C, Jr. Unsec. Sub. Global Bonds, 5.25%(e)	9,400,000	9,672,600
		19,650,208

Industrial Machinery–0.19%
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	7,940,000	8,902,469
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes,
5.00%, 10/01/44	4,195,000	4,205,352
5.25%, 10/01/54	13,347,000	13,098,317
		26,206,138

Insurance Brokers–0.03%
Marsh & McLennan Cos., Inc., Sr. Unsec. Global Notes, 4.05%, 10/15/23	3,960,000	4,241,931

Integrated Oil & Gas–0.25%
BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.24%, 05/10/19	5,302,000	5,346,511
Chevron Corp., Sr. Unsec. Global Notes,
1.37%, 03/02/18	14,553,000	14,580,726
1.72%, 06/24/18	5,275,000	5,327,262
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	3,630,000	3,713,248
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,965,000	1,982,336
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/24	3,379,000	3,505,154
		34,455,237

Integrated Telecommunication Services–0.43%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	63,000	93,133
AT&T Inc., Sr. Unsec. Global Notes,
5.35%, 09/01/40	2,077,000	2,217,341
6.15%, 09/15/34	3,675,000	4,385,960
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 1.25%, 02/14/17	5,420,000	5,417,399
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/36	3,600,000	4,922,159
Verizon Communications, Inc.,
Sr. Unsec. Global Notes, 4.40%, 11/01/34	3,285,000	3,348,424
5.15%, 09/15/23	4,525,000	5,200,451
6.40%, 09/15/33	18,470,000	23,516,877
6.40%, 02/15/38	3,500,000	4,508,574
Sr. Unsec. Notes, 5.01%, 08/21/54(c)	6,727,000	7,072,442
		60,682,760

	Principal Amount	Value
Internet Retail–0.01%
Amazon.com, Inc., Sr. Unsec. Global Notes, 4.80%, 12/05/34	$1,819,000	$1,959,639

Investment Banking & Brokerage–1.95%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	7,880,000	8,711,484
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes, 2.63%, 01/31/19	5,200,000	5,292,399
5.25%, 07/27/21	5,510,000	6,275,993
6.15%, 04/01/18	10,325,000	11,622,914
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	1,350,000	1,366,815
Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,585,000	5,961,302
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes,
1.00%, 03/15/17(c)(f)	61,461,000	85,859,173
1.00%, 09/28/20(c)(g)	59,890,000	67,656,535
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/17(d)	24,314,000	24,982,635
Lazard Group LLC, Sr. Unsec. Global Notes, 3.75%, 02/13/25	11,653,000	11,565,313
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(c)	6,100,000	6,514,490
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	3,169,000	3,612,256
Morgan Stanley,
Sr. Unsec. Global Notes, 6.38%, 07/24/42	8,140,000	10,974,411
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	12,875,000	13,045,841
Sr. Unsec. Notes, 3.45%, 11/02/15	9,855,000	10,028,628
		273,470,189

IT Consulting & Other Services–0.00%
International Business Machines Corp., Sr. Unsec. Global Notes, 7.63%, 10/15/18	100,000	120,876

Life & Health Insurance–0.15%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	3,100,000	3,182,287
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(c)	3,425,000	3,890,109
Prudential Financial, Inc.,
Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/43	4,010,000	4,555,153
Series D, Sr. Unsec. Medium-Term Notes,
4.75%, 09/17/15	5,030,000	5,139,429
6.63%, 12/01/37	3,475,000	4,627,438
		21,394,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Equity and Income Fund

	Principal Amount	Value
Managed Health Care–0.82%
Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	$9,990,000	$10,730,924
Anthem, Inc.,
Sr. Unsec. Conv. Bonds, 2.75%, 10/15/42	45,576,000	89,813,205
Sr. Unsec. Global Notes, 1.25%, 09/10/15	14,663,000	14,707,115
		115,251,244

Movies & Entertainment–0.13%
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/15/19(c)	11,374,000	12,212,832
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	2,655,000	2,868,786
Viacom Inc., Sr. Unsec. Global Notes, 4.85%, 12/15/34	3,527,000	3,643,382
		18,725,000

Multi-Line Insurance–0.28%
American International Group, Inc., Sr. Unsec. Global Notes,
2.30%, 07/16/19	3,855,000	3,905,292
4.38%, 01/15/55	7,405,000	7,510,381
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/54(c)	9,460,000	10,278,181
Hartford Financial Services Group Inc. (The), Sr. Unsec. Notes, 4.00%, 03/30/15	7,290,000	7,308,693
Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/44(c)	9,220,000	9,899,392
		38,901,939

Multi-Utilities–0.03%
Enable Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 2.40%, 05/15/19(c)	4,395,000	4,299,055

Office REIT’s–0.10%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	5,210,000	5,253,169
Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/21	1,650,000	1,671,896
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	6,115,000	6,382,382
		13,307,447

Office Services & Supplies–0.04%
Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	5,065,000	5,267,260

Oil & Gas Drilling–0.08%
Noble Holding International Ltd. (Switzerland), Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	1,150,000	1,133,612

	Principal Amount	Value
Oil & Gas Drilling–(continued)
Rowan Cos., Inc., Sr. Unsec. Gtd. Notes,
5.40%, 12/01/42	$3,671,000	$3,120,015
5.85%, 01/15/44	7,719,000	6,981,519
		11,235,146

Oil & Gas Equipment & Services–0.09%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(d)	11,911,000	12,111,998

Oil & Gas Exploration & Production–0.77%
Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	18,562,000	13,492,254
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes,
2.88%, 11/15/21	8,738,000	8,905,601
4.15%, 11/15/34	9,367,000	9,893,531
Devon Energy Corp., Sr. Unsec. Global Notes,
2.25%, 12/15/18	4,368,000	4,425,864
3.25%, 05/15/22	2,882,000	2,959,966
Marathon Oil Corp., Sr. Unsec. Notes, 0.90%, 11/01/15	21,730,000	21,718,993
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/43	7,940,000	8,738,739
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	7,430,000	7,902,422
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/22	6,279,000	6,195,382
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	24,746,000	22,905,516
		107,138,268

Oil & Gas Refining & Marketing–0.03%
Phillips 66, Sr. Unsec. Gtd. Global Notes, 1.95%, 03/05/15	4,760,000	4,760,236

Oil & Gas Storage & Transportation–0.54%
Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	2,889,000	3,265,275
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/19	3,770,000	3,816,549
6.45%, 09/01/40	555,000	722,832
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	4,420,000	5,090,166
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/34	5,398,000	5,736,754
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	4,275,000	4,468,287
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	2,245,000	2,727,044

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Equity and Income Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes,
5.30%, 04/01/44	$8,165,000	$8,809,539
5.50%, 02/15/20	5,405,000	6,017,568
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	3,835,000	5,169,868
Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/44	9,710,000	10,801,947
Williams Partners L.P., Sr. Unsec. Global Notes,
5.10%, 09/15/45	9,003,000	9,025,452
5.40%, 03/04/44	9,000,000	9,387,399
		75,038,680

Other Diversified Financial Services–0.07%
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/19(c)	9,335,000	9,328,253

Packaged Foods & Meats–0.19%
General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/19	8,595,000	8,634,024
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.88%, 06/27/24(c)	7,565,000	7,744,405
Mondelez International Inc., Sr. Unsec. Global Notes, 6.50%, 02/09/40	1,476,000	2,062,476
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds,
3.95%, 08/15/24	2,372,000	2,517,720
4.88%, 08/15/34	2,136,000	2,401,237
5.15%, 08/15/44	2,202,000	2,589,441
		25,949,303

Paper Packaging–0.08%
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/23	11,003,000	11,817,069

Paper Products–0.02%
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	2,855,000	3,389,737

Pharmaceuticals–0.45%
AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	18,095,000	18,148,401
Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/44	9,265,000	9,529,290
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/21(c)	6,079,000	6,269,702
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 08/15/21(c)	14,556,000	16,957,740
Merck & Co., Inc., Sr. Unsec. Global Notes, 3.70%, 02/10/45	3,535,000	3,491,544

	Principal Amount	Value
Pharmaceuticals–(continued)
Perrigo Co. PLC, Sr. Unsec. Global Notes, 2.30%, 11/08/18	$3,945,000	$3,988,980
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/43	4,101,000	4,221,416
		62,607,073

Property & Casualty Insurance–0.29%
CNA Financial Corp.,
Sr. Unsec. Global Bonds, 5.88%, 08/15/20	4,915,000	5,659,812
Sr. Unsec. Notes, 7.35%, 11/15/19	425,000	510,027
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/44(c)	6,360,000	6,846,260
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/43	4,185,000	4,591,204
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/18	8,381,000	9,947,199
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/43	6,455,000	7,396,569
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	5,040,000	5,453,818
		40,404,889

Railroads–0.27%
Burlington Northern Santa Fe, LLC, Sr. Unsec. Bonds, 5.15%, 09/01/43	19,380,000	22,950,698
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	1,660,000	2,047,597
Union Pacific Corp., Sr. Unsec. Notes,
3.25%, 01/15/25	1,550,000	1,623,160
4.15%, 01/15/45	4,410,000	4,763,660
4.85%, 06/15/44	5,560,000	6,648,151
		38,033,266

Regional Banks–0.10%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	5,305,000	6,044,096
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	8,450,000	8,560,295
		14,604,391

Reinsurance–0.06%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	7,510,000	8,212,259

Renewable Electricity–0.05%
Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	5,806,000	6,317,687

Semiconductor Equipment–0.34%
Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	33,039,000	48,071,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Equity and Income Fund

	Principal Amount	Value
Semiconductors–0.75%
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/25(c)	$14,946,000	$15,954,855
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(d)	31,699,000	38,316,166
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/18	42,110,000	50,953,100
		105,224,121

Soft Drinks–0.09%
PepsiCo, Inc., Sr. Unsec. Global Notes, 3.60%, 03/01/24	11,445,000	12,242,186

Sovereign Debt–0.13%
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	16,505,000	17,825,400

Specialized Finance–0.09%
Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/22	9,185,000	9,929,360
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	2,550,000	2,610,811
		12,540,171

Steel–0.21%
ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds, 10.60%, 06/01/19	7,005,000	8,642,769
Sr. Unsec. Global Notes, 4.50%, 08/05/15	8,775,000	8,873,719
6.13%, 06/01/18	390,000	424,125
7.50%, 03/01/41	2,225,000	2,352,937
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 09/15/19	4,655,000	5,016,749
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	4,075,000	3,601,893
		28,912,192

Systems Software–0.27%
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/35	6,968,000	6,924,568
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	23,004,000	24,427,373
Oracle Corp., Sr. Unsec. Global Notes, 4.30%, 07/08/34	6,045,000	6,592,077
		37,944,018

Technology Hardware, Storage & Peripherals–0.55%
Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/22	7,303,000	7,223,204
SanDisk Corp., Sr. Unsec. Conv. Bonds, 0.50%, 10/15/20	55,749,000	60,313,449
Seagate HDD Cayman,
Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(c)	890,000	947,850
Sr. Unsec. Gtd. Notes, 5.75%, 12/01/34(c)	7,094,000	7,803,400
		76,287,903

	Principal Amount	Value
Thrifts & Mortgage Finance–0.42%
MGIC Investment Corp., Sr. Unsec. Conv. Notes,
2.00%, 04/01/20	$6,962,000	$9,903,445
5.00%, 05/01/17	24,396,000	27,277,777
Radian Group Inc., Sr. Unsec. Conv. Notes,
2.25%, 03/01/19	4,063,000	6,234,166
3.00%, 11/15/17	10,019,000	14,734,192
		58,149,580

Tobacco–0.16%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	5,138,000	5,232,672
Philip Morris International Inc., Sr. Unsec. Global Notes,
3.60%, 11/15/23	3,940,000	4,212,663
4.88%, 11/15/43	11,740,000	13,607,852
		23,053,187

Trading Companies & Distributors–0.03%
Air Lease Corp., Sr. Unsec. Global Notes, 4.25%, 09/15/24	4,355,000	4,501,981

Trucking–0.08%
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(c)	7,435,000	7,551,856
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	4,030,000	4,030,300
		11,582,156

Wireless Telecommunication Services–0.22%
America Movil S.A.B. de C.V. (Mexico),
Sr. Unsec. Global Notes, 4.38%, 07/16/42	6,610,000	6,764,627
Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	4,450,000	4,543,473
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes,
3.21%, 08/15/15(c)	5,295,000	5,344,318
6.11%, 01/15/20(c)	6,300,000	7,213,500
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	6,080,000	6,307,373
		30,173,291
Total Bonds and Notes (Cost $2,558,202,292)		2,806,370,281

U.S. Treasury Securities–4.64%
U.S. Treasury Bills–0.01%
0.00%, 08/20/15(h)(i)	5,000	4,999
0.08%, 08/20/15(h)(i)	1,950,000	1,949,442
		1,954,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Equity and Income Fund

	Principal Amount	Value
U.S. Treasury Notes–4.45%
2.50%, 03/31/15	$495,000	$495,930
2.13%, 05/31/15	4,445,000	4,467,975
2.00%, 04/30/16	17,445,000	17,781,297
1.75%, 05/31/16	950,000	966,239
0.50%, 01/31/17	21,000,000	20,962,621
0.88%, 04/30/17	2,000,000	2,007,036
0.63%, 05/31/17	4,410,000	4,397,964
1.00%, 02/15/18	73,025,000	73,032,965
1.25%, 01/31/19	23,000,000	22,942,184
3.63%, 08/15/19	58,350,000	63,936,344
3.38%, 11/15/19	10,000,000	10,873,064
1.25%, 01/31/20	214,212,600	211,693,954
2.00%, 02/15/25	188,841,000	188,942,477
		622,500,050

U.S. Treasury Bonds–0.18%
3.00%, 11/15/44	22,733,700	24,668,694
Total U.S. Treasury Securities (Cost $642,826,338)		649,123,185

	Shares

Preferred Stocks–1.04%
Asset Management & Custody Banks–0.24%
AMG Capital Trust II, $2.58 Jr. Gtd. Sub. Conv. Pfd.	438,000	27,183,375
State Street Corp., Series D, 5.90% Pfd.	244,395	6,542,454
		33,725,829

Diversified Banks–0.03%
Wells Fargo & Co., 5.85% Pfd.	142,800	3,689,952

Oil & Gas Storage & Transportation–0.37%
El Paso Energy Capital Trust I, $2.38 Jr. Unsec. Gtd. Sub. Conv. Pfd.	875,900	52,063,496

Regional Banks–0.40%
KeyCorp, Series A, $7.75 Conv. Pfd.	427,098	55,714,934
Total Preferred Stocks (Cost $108,368,070)		145,194,211

	Principal Amount

U.S. Government Sponsored Agency Securities–0.70%
Federal Home Loan Mortgage Corp. (FHLMC)–0.35%
Unsec. Global Notes,
4.88%, 06/13/18	$33,680,000	37,698,484
6.75%, 03/15/31	7,000,000	10,622,770
		48,321,254

Federal National Mortgage Association (FNMA)–0.35%
Unsec. Global Notes,
4.38%, 10/15/15	38,850,000	39,862,171
6.63%, 11/15/30	6,315,000	9,470,193
		49,332,364
Total U.S. Government Sponsored Agency Securities (Cost $97,504,798)		97,653,618

	Principal Amount	Value
Municipal Obligations–0.07%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	$2,600,000	$3,509,194
Series 2010, Class A, Build America Taxable RB, 6.66%, 04/01/57	4,980,000	6,567,076
Total Municipal Obligations (Cost $7,640,528)		10,076,270

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
Pass Through Ctfs.,
6.50%, 05/01/29	2	2
5.50%, 02/01/37	105	117
		119

Federal National Mortgage Association (FNMA)–0.00%
Pass Through Ctfs.,
7.00%, 07/01/18 to 07/01/32	45,436	48,852
5.50%, 03/01/21	126	137
8.00%, 08/01/21	3,287	3,508
		52,497

Government National Mortgage Association (GNMA)–0.00%
Pass Through Ctfs.,
8.00%, 04/15/26 to 01/20/31	34,626	37,782
7.50%, 12/20/30	2,205	2,733
		40,515
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $88,349)		93,131

	Shares

Money Market Funds–10.15%
Liquid Assets Portfolio– Institutional Class(j)	710,321,316	710,321,316
Premier Portfolio– Institutional Class(j)	710,321,317	710,321,317
Total Money Market Funds (Cost $1,420,642,633)		1,420,642,633
TOTAL INVESTMENTS–100.47% (Cost $11,700,586,287)		14,058,178,262
OTHER ASSETS LESS LIABILITIES–(0.47)%		(66,070,125)
NET ASSETS–100.00%		$13,992,108,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Equity and Income Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $583,968,672, which represented 4.17% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Perpetual bond with no specified maturity date.
(f)	Exchangeable for a basket of four common stocks and one ordinary Share.
(g)	Exchangeable for a basket of five common shares.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets

as of February 28, 2015

Common Stocks & Other Equity Interests	63.8%
Bonds and Notes	20.1
U.S. Treasury Securities	4.6
Preferred Stocks	1.0
Security types each less than 1% of portfolio	0.8
Money Market Funds Plus Other Assets Less Liabilities	9.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Equity and Income Fund

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

Assets:
Investments, at value (Cost $10,279,943,654)	$12,637,535,629
Investments in affiliated money market funds, at value and cost	1,420,642,633
Total investments, at value (Cost $11,700,586,287)	14,058,178,262
Foreign currencies, at value (Cost $226,333)	211,607
Receivable for:
Investments sold	12,792,520
Fund shares sold	30,332,509
Dividends and interest	48,576,057
Investment for trustee deferred compensation and retirement plans	1,259,865
Forward foreign currency contracts outstanding	3,454,940
Other assets	421,052
Total assets	14,155,226,812

Liabilities:
Payable for:
Investments purchased	127,048,173
Fund shares reacquired	25,092,345
Variation margin — futures	229,469
Accrued fees to affiliates	8,807,619
Accrued trustees’ and officers’ fees and benefits	25,463
Accrued other operating expenses	439,860
Trustee deferred compensation and retirement plans	1,475,746
Total liabilities	163,118,675
Net assets applicable to shares outstanding	$13,992,108,137

Net assets consist of:
Shares of beneficial interest	$11,455,933,376
Undistributed net investment income	(15,486,974)
Undistributed net realized gain	190,253,004
Net unrealized appreciation	2,361,408,731
$13,992,108,137

Net Assets:
Class A	$10,300,517,287
Class B	$365,342,727
Class C	$1,700,869,304
Class R	$236,904,421
Class Y	$778,711,493
Class R5	$469,503,385
Class R6	$140,259,520

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	984,660,112
Class B	35,731,528
Class C	165,467,666
Class R	22,543,295
Class Y	74,412,454
Class R5	44,847,626
Class R6	13,400,921
Class A:
Net asset value per share	$10.46
Maximum offering price per share
(Net asset value of $10.46 ÷ 94.50%)	$11.07
Class B:
Net asset value and offering price per share	$10.22
Class C:
Net asset value and offering price per share	$10.28
Class R:
Net asset value and offering price per share	$10.51
Class Y:
Net asset value and offering price per share	$10.46
Class R5:
Net asset value and offering price per share	$10.47
Class R6:
Net asset value and offering price per share	$10.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Equity and Income Fund

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,130,368)	$95,649,285
Dividends from affiliated money market funds	267,785
Interest	50,540,399
Total investment income	146,457,469

Expenses:
Advisory fees	23,918,380
Administrative services fees	441,448
Custodian fees	213,596
Distribution fees:
Class A	12,488,656
Class B	1,997,106
Class C	8,131,220
Class R	573,091
Transfer agent fees — A, B, C, R and Y	10,611,069
Transfer agent fees — R5	202,826
Transfer agent fees — R6	2,494
Trustees’ and officers’ fees and benefits	141,737
Other	871,633
Total expenses	59,593,256
Less: Fees waived and expense offset arrangement(s)	(903,634)
Net expenses	58,689,622
Net investment income	87,767,847

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	352,846,852
Foreign currencies	(233,567)
Forward foreign currency contracts	80,759,149
Futures contracts	(5,048,702)
428,323,732
Change in net unrealized appreciation (depreciation) of:
Investment securities	(259,167,668)
Foreign currencies	(10,100)
Forward foreign currency contracts	3,147,441
Futures contracts	402,677
(255,627,650)
Net realized and unrealized gain	172,696,082
Net increase in net assets resulting from operations	$260,463,929

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	February 28, 2015	August 31, 2014
Operations:
Net investment income	$87,767,847	$242,381,622
Net realized gain	428,323,732	1,231,080,527
Change in net unrealized appreciation (depreciation)	(255,627,650)	602,657,350
Net increase in net assets resulting from operations	260,463,929	2,076,119,499

Distributions to shareholders from net investment income:
Class A	(178,115,591)	(176,864,717)
Class B	(5,600,141)	(6,019,914)
Class C	(22,836,857)	(16,287,779)
Class R	(3,789,027)	(3,426,602)
Class Y	(14,273,341)	(12,338,759)
Class R5	(7,865,762)	(7,043,126)
Class R6	(3,021,430)	(1,862,221)
Total distributions from net investment income	(235,502,149)	(223,843,118)

Distributions to shareholders from net realized gains:
Class A	(842,972,012)	(493,452,271)
Class B	(33,958,762)	(29,777,478)
Class C	(140,184,003)	(75,974,395)
Class R	(19,237,356)	(10,930,123)
Class Y	(63,938,513)	(30,498,502)
Class R5	(34,430,458)	(15,792,758)
Class R6	(12,907,558)	(3,739,507)
Total distributions from net realized gains	(1,147,628,662)	(660,165,034)

Share transactions–net:
Class A	944,081,264	535,605,880
Class B	(42,839,874)	(174,743,171)
Class C	212,308,348	204,432,386
Class R	23,040,646	18,698,631
Class Y	121,292,903	187,672,956
Class R5	100,001,069	129,099,607
Class R6	3,714,734	102,986,907
Net increase in net assets resulting from share transactions	1,361,599,090	1,003,753,196
Net increase in net assets	238,932,208	2,195,864,543

Net assets:
Beginning of period	13,753,175,929	11,557,311,386
End of period (includes undistributed net investment income of $(15,486,974) and $132,247,328, respectively)	$13,992,108,137	$13,753,175,929

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Equity and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

19                         Invesco Equity and Income Fund

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

20                         Invesco Equity and Income Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

21                         Invesco Equity and Income Fund

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Put Options Purchased — The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment Securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

For the six months ended February 28, 2015, the effective advisory fees incurred by the Fund was 0.35%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and

22                         Invesco Equity and Income Fund

(5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2015, the Adviser waived advisory fees of $894,276.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2015, IDI advised the Fund that IDI retained $1,624,485 in front-end sales commissions from the sale of Class A shares and $6,514, $44,772 and $24,260 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2015, the Fund incurred $42,379 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

23                         Invesco Equity and Income Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,934,562,539	$560,299,238	$—	$10,494,861,777
U.S. Treasury Securities	—	649,123,185	—	649,123,185
Corporate Debt Securities	—	2,788,544,881	—	2,788,544,881
U.S. Government Sponsored Agency Securities	—	97,746,749	—	97,746,749
Municipal Obligations	—	10,076,270	—	10,076,270
Foreign Sovereign Debt Securities	—	17,825,400	—	17,825,400
	9,934,562,539	4,123,615,723	—	14,058,178,262
Forward Foreign Currency Contracts*	—	3,454,940	—	3,454,940
Futures Contracts*	373,190	—	—	373,190
Total Investments	$9,934,935,729	$4,127,070,663	$—	$14,062,006,392

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$7,842,733	$(4,387,793)
Interest rate risk:
Futures contracts(b)	373,190	—
Total	$8,215,923	$(4,387,793)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased(a)
Realized Gain (Loss):
Currency risk	$80,759,149	$—	$—
Interest rate risk	—	(5,048,702)	—
Equity risk	—	—	(608,140)
Change in Unrealized Appreciation:
Currency risk	3,147,441	—	—
Interest rate risk	—	402,677	—
Total	$83,906,590	$(4,646,025)	$(608,140)

(a)	Options purchased are included in the net realized gain from investment securities.

The table below summarizes the six month average notional value of forward foreign currency contracts and futures contracts and the three month average notional value of options purchased outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased
Average notional value	$770,851,940	$207,009,896	$19,632,600

24                         Invesco Equity and Income Fund

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
03/20/15	Bank of New York Mellon (The)	CAD	75,565,564	USD	59,743,180	$60,431,943	$(688,763)
03/20/15	State Street Bank and Trust Co.	CAD	75,664,271	USD	59,826,895	60,510,882	(683,987)
03/20/15	State Street Bank and Trust Co.	CHF	49,008,399	USD	52,933,755	51,453,117	1,480,638
03/20/15	Bank of New York Mellon (The)	CHF	48,885,160	USD	52,809,999	51,323,730	1,486,269
03/20/15	Bank of New York Mellon (The)	EUR	120,869,049	USD	136,660,590	135,297,381	1,363,209
03/20/15	State Street Bank and Trust Co.	EUR	120,820,350	USD	136,597,675	135,242,868	1,354,807
03/20/15	Bank of New York Mellon (The)	GBP	76,541,148	USD	116,626,513	118,149,697	(1,523,184)
03/20/15	State Street Bank and Trust Co.	GBP	76,559,791	USD	116,686,615	118,178,474	(1,491,859)
03/20/15	Bank of New York Mellon (The)	ILS	171,278,587	USD	44,081,479	43,003,594	1,077,885
03/20/15	State Street Bank and Trust Co.	ILS	171,296,361	USD	44,087,982	43,008,057	1,079,925
Total Forward Foreign Currency Contracts — Currency Risk							$3,454,940

Currency Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
ILS	– Israeli Shekel

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 5 Year Notes	Short	627	June-2015	$(74,789,344)	$125,993
U.S. Treasury 10 Year Notes	Short	967	June-2015	(123,579,578)	247,197
Total Futures Contracts — Interest Rate Risk					$373,190

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of February 28, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Bank of New York Mellon (The)	$3,927,363	$(2,211,947)	$1,715,416	$—	$—	$1,715,416
State Street Bank and Trust Co.	3,915,370	(2,175,846)	1,739,524	—	—	1,739,524
Total	$7,842,733	$(4,387,793)	$3,454,940	$—	$—	$3,454,940

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of New York Mellon (The)	$2,211,947	$(2,211,947)	$—	$—	$—	$—
State Street Bank and Trust Co.	2,175,846	(2,175,846)	—	—	—	—
Total	$4,387,793	$(4,387,793)	$—	$—	$—	$—

25                         Invesco Equity and Income Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,358.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2016	$251,980	$—	$251,980
August 31, 2017	5,299,188	—	5,299,188
	$5,551,168	$—	$5,551,168

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2015 was $2,256,014,310 and $2,208,125,613, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $2,234,070,289 and $2,301,979,985, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,481,921,820
Aggregate unrealized (depreciation) of investment securities	(175,202,514)
Net unrealized appreciation of investment securities	$2,306,719,306

Cost of investments for tax purposes is $11,751,458,956.

26                         Invesco Equity and Income Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	67,190,956	$721,998,339	123,294,433	$1,338,786,753
Class B	244,621	2,573,958	681,308	7,216,215
Class C	16,133,914	170,826,715	27,559,284	294,554,564
Class R	2,966,490	31,990,134	6,158,932	67,354,694
Class Y	16,096,615	173,404,923	25,562,881	279,392,264
Class R5	9,707,226	103,148,742	21,087,163	228,477,944
Class R6	4,196,715	44,577,121	11,239,560	122,857,003

Issued as reinvestment of dividends:
Class A	94,111,385	957,537,689	59,884,857	626,269,537
Class B	3,842,551	38,218,025	3,366,931	34,386,317
Class C	14,845,019	148,347,558	8,120,425	83,387,271
Class R	2,252,237	23,016,280	1,367,065	14,353,524
Class Y	6,991,519	71,163,896	3,766,637	39,437,002
Class R5	4,152,459	42,283,542	2,125,920	22,271,818
Class R6	1,563,994	15,928,988	533,196	5,601,728

Automatic conversion of Class B shares to Class A shares:
Class A	5,073,771	54,752,517	12,844,760	139,827,651
Class B	(5,184,510)	(54,752,517)	(13,105,664)	(139,827,651)

Reacquired:
Class A	(73,110,898)	(790,207,281)	(144,137,291)	(1,569,278,061)
Class B	(2,721,499)	(28,879,340)	(7,178,837)	(76,518,052)
Class C	(10,101,145)	(106,865,925)	(16,168,255)	(173,509,449)
Class R	(2,942,565)	(31,965,768)	(5,756,408)	(63,009,587)
Class Y	(11,681,057)	(123,275,916)	(12,079,237)	(131,156,310)
Class R5	(4,210,476)	(45,431,215)	(11,162,020)	(121,650,155)
Class R6	(5,427,817)	(56,791,375)	(2,336,610)	(25,471,824)
Net increase in share activity	133,989,505	$1,361,599,090	95,669,030	$1,003,753,196

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27                         Invesco Equity and Income Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Class A
Six months ended 02/28/15	$11.42	$0.07		$0.12	$0.19	$(0.20)	$(0.95)	$(1.15)	$10.46	1.96	%(c)	$10,300,517	0.78	%(d)	0.79	%(d)	1.38	%(d)	36%
Year ended 08/31/14	10.43	0.22	(e)	1.56	1.78	(0.20)	(0.59)	(0.79)	11.42	17.86	(c)	10,181,796	0.79		0.80		1.99	(e)	60
Year ended 08/31/13	9.05	0.17		1.42	1.59	(0.21)	—	(0.21)	10.43	17.80	(c)	8,752,700	0.78		0.79		1.74		26
Year ended 08/31/12	8.19	0.17		0.85	1.02	(0.16)	—	(0.16)	9.05	12.67	(c)	7,878,694	0.80		0.81		2.05		21
Year ended 08/31/11	7.53	0.15		0.66	0.81	(0.15)	—	(0.15)	8.19	10.78	(c)	7,908,623	0.81		0.81		1.74		22
Eight months ended 08/31/10	7.79	0.10		(0.28)	(0.18)	(0.08)	—	(0.08)	7.53	(2.40	)(c)	7,560,462	0.78	(f)	0.78	(f)	1.89	(f)	24
Year ended 08/31/09	6.45	0.15		1.34	1.49	(0.15)	—	(0.15)	7.79	23.51	(g)	8,395,716	0.82		0.82		2.15		78
Class B
Six months ended 02/28/15	11.18	0.03		0.11	0.14	(0.15)	(0.95)	(1.10)	10.22	1.56	(c)	365,343	1.53	(d)	1.54	(d)	0.63	(d)	36
Year ended 08/31/14	10.22	0.13	(e)	1.54	1.67	(0.12)	(0.59)	(0.71)	11.18	17.01	(c)	442,318	1.54		1.55		1.24	(e)	60
Year ended 08/31/13	8.87	0.09		1.39	1.48	(0.13)	—	(0.13)	10.22	16.90	(c)	570,146	1.53		1.54		0.99		26
Year ended 08/31/12	8.04	0.15		0.83	0.98	(0.15)	—	(0.15)	8.87	12.36	(c)	739,631	1.02		1.56		1.83		21
Year ended 08/31/11	7.39	0.14		0.65	0.79	(0.14)	—	(0.14)	8.04	10.69	(c)(h)	1,014,527	0.84	(h)	0.98	(h)	1.71	(h)	22
Eight months ended 08/31/10	7.64	0.09		(0.27)	(0.18)	(0.07)	—	(0.07)	7.39	(2.40	)(c)(h)	1,278,734	0.91	(f)(h)	0.91	(f)(h)	1.76	(f)(h)	24
Year ended 08/31/09	6.33	0.14		1.32	1.46	(0.15)	—	(0.15)	7.64	23.48	(i)(j)	1,594,135	0.82	(j)	0.82	(j)	2.16	(j)	78
Class C
Six months ended 02/28/15	11.24	0.03		0.11	0.14	(0.15)	(0.95)	(1.10)	10.28	1.57	(c)	1,700,869	1.53	(d)	1.54	(d)	0.63	(d)	36
Year ended 08/31/14	10.27	0.13	(e)	1.55	1.68	(0.12)	(0.59)	(0.71)	11.24	17.03	(c)	1,624,965	1.54		1.55		1.24	(e)	60
Year ended 08/31/13	8.91	0.10		1.40	1.50	(0.14)	—	(0.14)	10.27	16.95	(c)	1,284,225	1.53		1.54		0.99		26
Year ended 08/31/12	8.07	0.11		0.83	0.94	(0.10)	—	(0.10)	8.91	11.77	(c)(k)	1,157,325	1.54	(k)	1.54	(k)	1.31	(k)	21
Year ended 08/31/11	7.42	0.09		0.65	0.74	(0.09)	—	(0.09)	8.07	9.95	(c)(k)	1,216,936	1.54	(k)	1.54	(k)	1.01	(k)	22
Eight months ended 08/31/10	7.68	0.06		(0.27)	(0.21)	(0.05)	—	(0.05)	7.42	(2.81	)(c)(k)	1,211,089	1.52	(f)(k)	1.52	(f)(k)	1.15	(f)(k)	24
Year ended 08/31/09	6.36	0.09		1.33	1.42	(0.10)	—	(0.10)	7.68	22.63	(j)(l)	1,375,516	1.56	(j)	1.56	(j)	1.40	(j)	78
Class R
Six months ended 02/28/15	11.47	0.06		0.11	0.17	(0.18)	(0.95)	(1.13)	10.51	1.83	(c)	236,904	1.03	(d)	1.04	(d)	1.13	(d)	36
Year ended 08/31/14	10.47	0.19	(e)	1.58	1.77	(0.18)	(0.59)	(0.77)	11.47	17.60	(c)	232,455	1.04		1.05		1.74	(e)	60
Year ended 08/31/13	9.08	0.15		1.43	1.58	(0.19)	—	(0.19)	10.47	17.57	(c)	193,610	1.03		1.04		1.49		26
Year ended 08/31/12	8.23	0.15		0.85	1.00	(0.15)	—	(0.15)	9.08	12.23	(c)	176,940	1.05		1.06		1.80		21
Year ended 08/31/11	7.57	0.13		0.66	0.79	(0.13)	—	(0.13)	8.23	10.45	(c)	182,135	1.06		1.06		1.49		22
Eight months ended 08/31/10	7.83	0.09		(0.28)	(0.19)	(0.07)	—	(0.07)	7.57	(2.51	)(c)	172,143	1.03	(f)	1.03	(f)	1.64	(f)	24
Year ended 08/31/09	6.48	0.13		1.35	1.48	(0.13)	—	(0.13)	7.83	23.25	(m)	169,713	1.07		1.07		1.88		78
Class Y(n)
Six months ended 02/28/15	11.43	0.09		0.10	0.19	(0.21)	(0.95)	(1.16)	10.46	2.00	(c)	778,711	0.53	(d)	0.54	(d)	1.63	(d)	36
Year ended 08/31/14	10.43	0.24	(e)	1.58	1.82	(0.23)	(0.59)	(0.82)	11.43	18.25	(c)	719,931	0.54		0.55		2.24	(e)	60
Year ended 08/31/13	9.05	0.20		1.41	1.61	(0.23)	—	(0.23)	10.43	18.10	(c)	477,207	0.53		0.54		1.99		26
Year ended 08/31/12	8.20	0.20		0.84	1.04	(0.19)	—	(0.19)	9.05	12.83	(c)	410,600	0.55		0.56		2.30		21
Year ended 08/31/11	7.54	0.17		0.67	0.84	(0.18)	—	(0.18)	8.20	11.04	(c)	422,009	0.56		0.56		1.99		22
Eight months ended 08/31/10	7.79	0.11		(0.28)	(0.17)	(0.08)	—	(0.08)	7.54	(2.15	)(c)	414,203	0.53	(f)	0.53	(f)	2.15	(f)	24
Year ended 08/31/09	6.45	0.16		1.35	1.51	(0.17)	—	(0.17)	7.79	23.82	(o)	530,010	0.57		0.57		2.34		78
Class R5
Six months ended 02/28/15	11.43	0.09		0.12	0.21	(0.22)	(0.95)	(1.17)	10.47	2.13	(c)	469,503	0.47	(d)	0.48	(d)	1.69	(d)	36
Year ended 08/31/14	10.43	0.25	(e)	1.58	1.83	(0.24)	(0.59)	(0.83)	11.43	18.23	(c)	402,366	0.48		0.49		2.30	(e)	60
Year ended 08/31/13	9.05	0.20		1.42	1.62	(0.24)	—	(0.24)	10.43	18.17	(c)	241,540	0.47		0.48		2.05		26
Year ended 08/31/12	8.20	0.21		0.84	1.05	(0.20)	—	(0.20)	9.05	12.96	(c)	238,392	0.44		0.44		2.41		21
Year ended 08/31/11	7.54	0.19		0.65	0.84	(0.18)	—	(0.18)	8.20	11.16	(c)	156,096	0.39		0.39		2.16		22
Eight months ended 08/31/10(p)	7.59	0.03		(0.04)	(0.01)	(0.04)	—	(0.04)	7.54	(0.13	)(c)	63,598	0.45	(f)	0.45	(f)	1.79	(f)	24
Class R6
Six months ended 02/28/15	11.43	0.10		0.11	0.21	(0.22)	(0.95)	(1.17)	10.47	2.18	(c)	140,260	0.37	(d)	0.38	(d)	1.79	(d)	36
Year ended 08/31/14	10.43	0.26	(e)	1.58	1.84	(0.25)	(0.59)	(0.84)	11.43	18.44	(c)	149,346	0.39		0.40		2.39	(e)	60
Year ended 08/31/13(p)	9.27	0.21		1.14	1.35	(0.19)	—	(0.19)	10.43	14.81	(c)	37,884	0.37	(f)	0.38	(f)	2.15	(f)	26

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $602,192,170 and sold of $70,835,642 in effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Balanced Fund and Invesco Basic Balanced Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10,081,788, $402,731, $1,639,721, $231,136, $750,967, $412,808 and $154,620 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.16 and 1.47%, $0.07 and 0.72%, $0.07 and 0.72%, $0.13 and 1.22%, $0.18 and 1.72%, $0.19 and 1.78% and $0.20 and 1.87% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.28,% and 0.38% for the year ended August 31, 2011 and the eight months ended August 31, 2010, respectively.

28                         Invesco Equity and Income Fund

(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99%, 0.97% and 0.99% for the years ended August 31, 2012, August 31, 2011 and the eight months ended August 31, 2010, respectively.
(l)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(m)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(n)	On June 1, 2010, Class I shares of Van Kampen Equity and Income Fund were reorganized into Class Y shares.
(o)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(p)	Commencement date of June 1, 2010 and September 24, 2012 for Class R5 shares and Class R6 shares, respectively.

29                         Invesco Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,019.60	$3.91	$1,020.93	$3.91	0.78%
B	1,000.00	1,015.60	7.65	1,017.21	7.65	1.53
C	1,000.00	1,015.70	7.65	1,017.21	7.65	1.53
R	1,000.00	1,018.30	5.15	1,019.69	5.16	1.03
Y	1,000.00	1,020.00	2.65	1,022.17	2.66	0.53
R5	1,000.00	1,021.30	2.36	1,022.46	2.36	0.47
R6	1,000.00	1,021.80	1.85	1,022.96	1.86	0.37

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

30                         Invesco Equity and Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	VK-EQI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2015

Invesco Floating Rate Fund
Nasdaq:
A: AFRAX ■ C: AFRCX ■ R: AFRRX ■ Y: AFRYX ■ R5: AFRIX ■ R6: AFRFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
23 Financial Statements
26 Notes to Financial Statements
34 Financial Highlights
35 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/14 to 2/28/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.13%
Class C Shares	-0.12
Class R Shares	0.01
Class Y Shares	0.25
Class R5 Shares	0.27
Class R6 Shares	0.31
Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.25
Credit Suisse Leveraged Loan Index¢ (Style-Specific Index)	0.77
Lipper Loan Participation Funds Classification Average[t] (Peer Group)	0.15

Source(s): ▼Factset Research Systems Inc.; ■Bloomberg L.P.; [t]Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US dollar-denominated non-investment-grade loans.

The Lipper Loan Participation Funds Classification Average represents an average of all of the funds in the Lipper Loan Participation Funds classification.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Floating Rate Fund

Average Annual Total Returns
As of 2/28/15, including maximum applicable sales charges

Class A Shares
Inception (5/1/97)	4.10%
10 Years	3.64
5 Years	4.95
1 Year	-0.64

Class C Shares
Inception (3/31/00)	3.47%
10 Years	3.39
5 Years	4.98
1 Year	0.36

Class R Shares
10 Years	3.70%
5 Years	5.24
1 Year	1.60

Class Y Shares
10 Years	4.05%
5 Years	5.74
1 Year	2.10

Class R5 Shares
10 Years	4.20%
5 Years	5.82
1 Year	2.12

Class R6 Shares
10 Years	3.99%
5 Years	5.65
1 Year	2.08

On April 13, 2006, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown for Class A shares prior to that date is that of the closed-end fund’s Class B shares and includes the management and 12b-1 fees applicable to Class B shares. The closed-end fund’s Class B-share performance reflects any applicable fee waivers or expense reimbursements.

On April 13, 2006, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown for Class C shares prior to that date is that of the closed-end fund’s Class C shares and includes the management and 12b-1 fees applicable to Class C shares. The closed-end fund’s Class C-share performance reflects any applicable fee waivers or expense reimbursements.

Class R shares incepted on April 13, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance

Average Annual Total Returns
As of 12/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/1/97)	4.05%
10 Years	3.61
5 Years	5.20
1 Year	-1.61

Class C Shares
Inception (3/31/00)	3.41%
10 Years	3.38
5 Years	5.22
1 Year	-0.63

Class R Shares
10 Years	3.67%
5 Years	5.48
1 Year	0.61

Class Y Shares
10 Years	4.01%
5 Years	6.01
1 Year	1.10

Class R5 Shares
10 Years	4.17%
5 Years	6.06
1 Year	1.13

Class R6 Shares
10 Years	3.95%
5 Years	5.91
1 Year	1.21

reflects any applicable fee waivers or expense reimbursements.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R5 shares incepted on April 13, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of The performance data quoted represent past performance and cannot guarantee comparable future Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.04%, 1.54%, 1.29%, 0.79%, 0.77% and 0.70%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.05%, 1.55%, 1.30%, 0.80%, 0.78% and 0.71%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 2.50% sales charge and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

3                         Invesco Floating Rate Fund

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Floating Rate Fund

Schedule of Investments

February 28, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests–90.75%(a)(b)
Aerospace & Defense–2.19%
Aveos Fleet Performance Inc. (Canada), Second Lien Term Loan (Acquired 03/12/10-12/30/11; Cost $382,048)(c)	0.00%	03/12/15	$413	$41,256
BE Aerospace Inc., Term Loan	4.00%	12/16/21	2,090	2,098,205
Camp International Holding Co.,
First Lien Term Loan	4.75%	05/31/19	3,696	3,728,033
Second Lien Term Loan	8.25%	11/30/19	258	258,143
Consolidated Aerospace Manufacturing, LLC,
Term Loan	5.00%	03/27/20	1,003	1,005,083
Term Loan	5.00%	03/27/20	327	327,656
DAE Aviation Holdings, Inc.,
Term Loan B-1	5.00%	11/02/18	2,847	2,871,473
Term Loan B-2	5.00%	11/02/18	936	944,302
Element Materials Technology Group US Holdings Inc., Term Loan B	5.25%	08/06/21	604	607,342
IAP Worldwide Services,
Revolver(d)	—	07/18/18	877	881,069
Second Lien Term Loan	8.00%	07/18/19	1,031	933,051
Landmark U.S. Holdings LLC,
Canadian Term Loan	4.75%	10/25/19	246	246,406
First Lien Term Loan	4.75%	10/25/19	6,207	6,208,280
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	1,849	1,827,109
Sequa Corp., Term Loan	5.25%	06/19/17	9,049	8,859,129
Transdigm Inc.,
Term Loan C	3.75%	02/28/20	13,063	13,033,925
Term Loan D	3.75%	06/04/21	7,045	7,034,811
				50,905,273

Air Transport–0.60%
American Airlines, Inc., Term Loan B	3.75%	06/27/19	3,786	3,786,845
Delta Air Lines, Inc.,
Revolver Loan(e)	0.00%	04/20/16	8,237	8,099,362
Revolver Loan(e)	0.00%	10/18/17	1,145	1,101,925
United Continental Holdings, Inc., Term Loan B-1	3.75%	09/15/21	964	967,756
				13,955,888

Automotive–4.61%
Affinia Group Inc., Term Loan B-2	4.75%	04/27/20	2,159	2,163,107
American Tire Distributors, Inc., Term Loan	5.75%	06/01/18	6,449	6,493,509
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/29/17	5,016	5,030,062
BBB Industries, LLC,
First Lien Term Loan	6.00%	11/03/21	2,363	2,377,395
Second Lien Term Loan	9.75%	11/03/22	1,033	984,297
Dealer Tire, LLC, Term Loan	5.50%	12/22/21	2,584	2,613,204
Dexter Axle Co., Term Loan	4.50%	02/28/20	3,327	3,310,338
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21	33,217	33,213,536
Gates Global, LLC, Term Loan	4.25%	07/05/21	8,982	8,935,065
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	2,724	2,741,693
Henniges Automotive Holdings, Inc., Term Loan	5.50%	06/12/21	2,428	2,440,077
Key Safety Systems, Inc., Term Loan	4.75%	08/29/21	2,367	2,373,249

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive–(continued)
Midas Intermediate Holdco II, LLC,
Delayed Draw Term Loan	4.75%	08/18/21	$237	$238,059
Term Loan	4.75%	08/18/21	2,099	2,112,771
MPG Holdco I Inc., Term Loan	4.25%	10/20/21	3,864	3,885,458
TI Group Automotive Systems, L.L.C., Term Loan	4.25%	07/02/21	12,763	12,768,253
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/20	5,952	5,942,829
Transtar Holding Co.,
First Lien Term Loan	5.75%	10/09/18	4,645	4,567,301
Second Lien Term Loan	10.00%	10/09/19	1,654	1,612,276
Wand Intermediate I L.P.,
First Lien Term Loan	4.75%	09/17/21	1,818	1,828,451
Second Lien Term Loan	8.25%	09/19/22	1,406	1,413,081
				107,044,011

Beverage and Tobacco–0.14%
Winebow Holdings, Inc.,
First Lien Term Loan	4.75%	07/01/21	1,872	1,841,299
Second Lien Term Loan	8.50%	12/31/21	1,508	1,447,852
				3,289,151

Building & Development–2.48%
ABC Supply Co., Inc., Term Loan B	3.50%	04/16/20	4,642	4,627,082
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20	4,080	4,130,524
Distribution International, Inc., First Lien Term Loan	6.00%	12/15/21	2,032	2,031,745
Lake at Las Vegas Joint Venture, LLC,
Exit Revolver Loan(e)	0.00%	02/28/17	11	5,775
PIK Exit Revolver Loan(f)	5.00%	02/28/17	149	79,807
Mannington Mills, Inc., Term Loan	4.75%	10/01/21	1,168	1,167,749
Mueller Water Products, Inc., Term Loan	4.00%	11/25/21	106	105,977
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/28/20	10,178	10,162,381
Re/Max International, Inc., Term Loan	4.00%	07/31/20	2,861	2,853,601
Realogy Corp.,
Extended Revolver(e)	0.00%	03/05/18	5,984	5,774,207
Synthetic LOC (Acquired 11/18/11-08/08/12; Cost $1,308)	4.42%	10/10/16	—	287
Term Loan B	3.75%	03/05/20	25,463	25,481,497
United Subcontractors, Inc., Term Loan (Acquired 02/15/06-09/30/13; Cost $1,385,421)	4.26%	06/30/15	129	126,726
WireCo WorldGroup Inc., Term Loan	6.00%	02/15/17	1,129	1,132,228
				57,679,586

Business Equipment & Services–9.01%
Accelya International S.A., (Luxembourg)
Term Loan A1 (Acquired 03/06/14; Cost $2,568,049)	4.99%	03/06/20	2,579	2,562,667
Term Loan A2 (Acquired 03/06/14; Cost $889,207)	4.99%	03/06/20	893	887,360
Acosta, Inc., Term Loan	5.00%	09/26/21	5,883	5,923,108
Asurion LLC,
Incremental Term Loan B-1	5.00%	05/24/19	13,585	13,638,601
Incremental Term Loan B-2	4.25%	07/08/20	21,027	21,011,275
Second Lien Term Loan	8.50%	03/03/21	29,705	30,020,985
AVSC Holding Corp., First Lien Term Loan	4.50%	01/24/21	1,686	1,689,930
Brickman Group Ltd. LLC,
First Lien Term Loan	4.00%	12/18/20	1,769	1,761,006
Second Lien Term Loan	7.50%	12/17/21	1,110	1,106,039
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17	226	222,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Business Equipment & Services–(continued)
Caraustar Industries, Inc.,
Incremental Term Loan	8.00%	05/01/19	$188	$183,831
Incremental Term Loan	8.00%	05/01/19	5,896	5,793,096
Checkout Holding Corp.,
Second Lien Term Loan	7.75%	04/11/22	4,379	3,947,953
Term Loan B	4.50%	04/09/21	7,530	7,153,593
Connolly, LLC,
First Lien Term Loan	5.00%	05/14/21	7,195	7,244,765
Second Lien Term Loan	8.00%	05/14/22	3,931	3,899,692
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/19	4,613	4,558,668
Second Lien Term Loan	8.75%	12/21/20	576	560,579
Diamond US Holding LLC, Term Loan	4.75%	12/17/21	2,608	2,604,040
Expert Global Solutions, Inc., First Lien Term Loan B	8.52%	04/03/18	3,682	3,692,325
First Data Corp.,
Term Loan	3.67%	03/24/18	38,107	38,111,308
Term Loan	3.67%	09/24/18	4,954	4,957,843
Term Loan(d)	—	03/24/21	3,000	3,013,125
Genesys Telecom Holdings, U.S., Inc.,
Term Loan	4.00%	02/08/20	789	785,342
Term Loan	4.50%	11/13/20	3,442	3,445,884
Information Resources, Inc., Term Loan	4.75%	09/30/20	465	468,414
Inmar, Inc.,
Second Lien Term Loan	8.00%	01/27/22	306	300,448
Term Loan	4.25%	01/27/21	1,720	1,694,660
Intertrust Group Holding B.V. (Netherlands),
Second Lien Term Loan 2	8.00%	04/16/22	3,172	3,166,741
Term Loan B5	4.51%	04/16/21	1,746	1,740,586
Karman Buyer Corp.,
Second Lien Term Loan	7.50%	07/25/22	2,541	2,541,504
Term Loan	4.25%	07/23/21	8,868	8,840,947
Kronos Inc., Second Lien Term Loan	9.75%	04/30/20	1,710	1,753,725
Learning Care Group (US) No. 2 Inc., Term Loan	5.50%	05/05/21	2,282	2,298,002
Nuance Communications, Inc., Term Loan C	2.93%	08/07/19	6,090	6,036,900
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/17	3,352	3,360,547
ServiceMaster Co., (The), Term Loan	4.25%	07/01/21	711	712,601
SunGard Data Systems Inc., Term Loan C	3.92%	02/28/17	791	791,881
TNS Inc.,
First Lien Term Loan	5.00%	02/14/20	2,493	2,488,734
Second Lien Term Loan	9.00%	08/14/20	241	237,885
Trans Union LLC,
Revolver Loan	3.75%	04/09/19	497	491,905
Revolver Loan(e)	0.00%	04/09/19	1,392	1,377,334
Term Loan	4.00%	04/09/21	1,167	1,164,734
Wash MultiFamily Laundry Systems, LLC, Term Loan (Acquired 02/14/13; Cost $1,077,472)	4.50%	02/21/19	1,078	1,059,362
				209,302,532

Cable & Satellite Television–3.01%
Charter Communications Operating, LLC, Term Loan G	4.25%	09/12/21	11,128	11,229,005
ION Media Networks, Inc., Term Loan B-1	4.75%	12/18/20	2,756	2,759,736
MCC Iowa,
Term Loan H	3.25%	01/29/21	3,260	3,250,752
Term Loan J	3.75%	06/30/21	1,863	1,860,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Cable & Satellite Television–(continued)
Mediacom Illinois LLC,
Term Loan E	3.15%	10/23/17	$1,923	$1,917,129
Term Loan G	3.75%	06/30/21	2,255	2,240,560
Quebecor Media Inc. (Canada), Term Loan B-1	3.25%	08/17/20	2,479	2,434,478
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/07/20	11,291	11,278,629
WideOpenWest Finance, LLC, Term Loan B	4.75%	04/01/19	7,996	8,010,596
Ziggo B.V. (Netherlands),
Term Loan B-1	3.50%	01/15/22	9,274	9,207,556
Term Loan B-2	3.50%	01/15/22	5,976	5,933,523
Term Loan B-3	3.50%	01/15/22	9,829	9,758,526
				69,881,071

Chemicals & Plastics–3.90%
Allnex & Cy S.C.A.,
Term Loan B-1	4.50%	10/03/19	569	569,910
Term Loan B-2	4.50%	10/03/19	295	295,709
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	1,981	1,698,379
Chemstralia Pty Ltd., Term Loan(d)	—	02/28/22	4,785	4,689,413
Chromaflo Technologies Corp.,
First Lien Term Loan B	4.50%	12/02/19	348	344,467
Second Lien Term Loan	8.25%	05/30/20	815	806,942
Citadel Plastics Holdings, Inc., First Lien Term Loan	5.25%	11/05/20	1,198	1,203,744
Colouroz Investment LLC (Germany),
First Lien Term Loan B-2	4.75%	09/07/21	6,291	6,251,418
Second Lien Term Loan B-2	8.25%	09/06/22	3,449	3,285,130
Term Loan C	4.75%	09/07/21	1,040	1,033,432
Eco Services Operations LLC, Term Loan	4.75%	12/04/21	2,101	2,109,323
Ferro Corp., Term Loan (Acquired 08/04/14; Cost $1,359,265)	4.00%	07/31/21	1,366	1,346,816
Gemini HDPE LLC, Term Loan	4.75%	08/07/21	1,615	1,617,571
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	2,035	2,039,155
Huntsman International, LLC, Incremental Term Loan	3.75%	08/12/21	6,760	6,785,248
Ineos Holdings Ltd., Term Loan	3.75%	05/04/18	13,775	13,757,439
MacDermid, Inc.,
First Lien Term Loan	4.50%	06/07/20	5,919	5,950,930
Term Loan B-2	4.75%	06/07/20	1,998	2,015,120
OMNOVA Solutions, Inc., Term Loan B-1	4.25%	05/31/18	2,520	2,499,081
Otter Products, LLC, Term Loan B	5.75%	06/03/20	5,902	5,877,852
Oxea Finance LLC,
First Lien Term Loan B-2	4.25%	01/15/20	5,205	5,061,925
Second Lien Term Loan	8.25%	07/15/20	1,557	1,477,380
Phillips-Medisize Corp.,
Second Lien Term Loan	8.25%	06/16/22	788	765,969
Term Loan	4.75%	06/16/21	1,623	1,624,692
Styrolution US Holding LLC, First Lien Term Loan B-1	6.50%	11/07/19	6,992	6,913,196
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,614	1,607,890
Univar Inc., Term Loan B	5.00%	06/30/17	5,015	4,988,236
WNA Holdings, Inc.,
Second Lien Term Loan	8.50%	12/07/20	642	622,985
Term Loan	4.50%	06/05/20	1,978	1,977,705
Term Loan	4.50%	06/07/20	1,347	1,346,936
				90,563,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Clothing & Textiles–0.32%
ABG Intermediate Holdings 2 LLC,
First Lien Term Loan	5.50%	05/27/21	$3,354	$3,371,225
Second Lien Term Loan	9.00%	05/27/22	1,605	1,609,245
Varsity Brands, Inc., Term Loan	6.00%	12/11/21	2,386	2,411,331
				7,391,801

Conglomerates–0.57%
CeramTec Acquisition Corp.,
Term Loan B-1	4.25%	08/30/20	3,333	3,330,559
Term Loan B-2	4.25%	08/30/20	334	333,595
Term Loan B-3	4.25%	08/30/20	988	987,388
Epiq Systems, Inc., Term Loan	4.50%	08/27/20	4,383	4,372,500
Polymer Group, Inc., Term Loan	5.25%	12/19/19	4,281	4,302,476
				13,326,518

Containers & Glass Products–2.21%
Berlin Packaging, LLC,
Second Lien Term Loan	7.75%	10/01/22	760	762,068
Term Loan	4.50%	10/01/21	2,791	2,795,906
Berry Plastics Group, Inc., Term Loan D	3.50%	02/08/20	16,636	16,595,056
BWAY Holding Company, Term Loan	5.50%	08/14/20	9,658	9,716,966
Charter NEX US Holdings, Inc., First Lien Term Loan	5.25%	02/07/22	1,111	1,116,608
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,357	1,333,702
Constantia Flexibles Group GmbH (Austria), Term Loan B(d)	—	04/30/22	1,688	1,696,516
Devix US, Inc., First Lien Term Loan B	4.25%	05/02/21	1,861	1,865,964
Exopack Holdings S.A., Term Loan	5.25%	05/08/19	2,262	2,277,053
Hoffmaster Group, Inc.,
First Lien Term Loan	5.25%	05/09/20	3,700	3,728,158
Second Lien Term Loan	10.00%	05/09/21	786	779,282
Onex Wizard US Acquisition Inc., Term Loan(d)	—	03/13/22	6,035	6,087,926
Ranpak Corp.,
First Lien Term Loan	4.75%	10/01/21	613	614,560
Second Lien Term Loan	8.25%	10/03/22	415	414,282
Reynolds Group Holdings Inc., Incremental Term Loan	4.00%	12/01/18	1,615	1,623,004
				51,407,051

Cosmetics & Toiletries–0.46%
Nice-Pak Products, Inc., Term Loan (Acquired 06/11/14; Cost $418,490)	7.50%	06/18/15	422	408,988
Prestige Brands, Inc., Term Loan B-1	4.13%	01/31/19	2,691	2,699,709
Revlon Consumer Products Corp., Term Loan	4.00%	10/08/19	2,485	2,485,732
Vogue International LLC, Term Loan B	5.75%	02/14/20	4,954	4,985,269
				10,579,698

Drugs–1.91%
BPA Laboratories,
First Lien Term Loan	2.75%	07/01/17	1,202	1,075,937
Second Lien Term Loan	2.75%	07/01/17	1,045	927,688
Grifols Worldwide Operations USA, Inc., Term Loan B	3.17%	02/27/21	13,288	13,283,370
Millennium Laboratories, LLC, Term Loan B	5.25%	04/16/21	20,585	20,713,764
Par Pharmaceutical Companies, Inc., Incremental Term Loan B-3	4.25%	09/30/19	1,819	1,819,996
Valeant Pharmaceuticals International, Inc. (Canada)
Term Loan B	3.50%	12/11/19	1,649	1,648,479
Term Loan B	3.50%	08/05/20	4,968	4,966,573
				44,435,807

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ecological Services & Equipment–0.14%
ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/19	$714	$708,611
PSSI Holdings LLC, Term Loan	5.00%	12/02/21	2,614	1,316,805
Waste Industries USA, Inc., Term Loan(d)	—	02/27/20	1,148	1,153,001
				3,178,417

Electronics & Electrical–6.95%
4L Technologies Inc., Term Loan	5.50%	05/08/20	10,573	10,315,070
AF Borrower LLC, Term Loan	6.25%	01/28/22	2,278	2,280,853
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/20	2,519	2,496,689
Blackboard Inc., Term Loan B-3	4.75%	10/04/18	8,076	8,087,856
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	1,544	1,481,228
Carros US LLC, Term Loan	4.50%	09/30/21	1,236	1,224,784
Compuware Corp.,
Term Loan B-1	6.25%	12/15/19	1,223	1,194,268
Term Loan B-2	6.25%	12/15/21	3,435	3,309,179
DEI Sales, Inc., Term Loan	5.75%	07/13/17	1,956	1,760,648
Deltek, Inc., First Lien Term Loan	4.50%	10/10/18	8,640	8,642,816
Fidji Luxembourg BC4 S.a r.l. (Luxembourg), Term Loan	6.25%	12/24/20	3,356	3,355,947
Freescale Semiconductor, Inc., Term Loan B-4	4.25%	02/28/20	29,532	29,521,351
Infor (US), Inc., Term Loan B-3	3.75%	06/03/20	6,204	6,159,216
MA Finance Co., LLC, Term Loan C	4.50%	11/20/19	8,811	8,656,573
Microsemi Corp., Incremental Term Loan	3.50%	02/19/20	971	970,001
Mirion Technologies, Inc., Term Loan(d)	—	01/01/22	3,220	3,223,803
MSC Software Corp.,
First Lien Term Loan	5.00%	05/29/20	1,614	1,620,246
Second Lien Term Loan	8.50%	06/01/21	803	790,577
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/19	1,875	1,851,213
Omnitracs, Inc., Term Loan	4.75%	11/25/20	4,886	4,894,442
Peak 10, Inc.,
First Lien Term Loan	5.00%	06/17/21	1,321	1,319,106
Second Lien Term Loan	8.25%	06/17/22	788	760,062
Riverbed Technology, Inc., Term Loan(d)	—	01/01/22	4,023	4,059,748
RP Crown Parent, LLC,
First Lien Term Loan	6.00%	12/21/18	16,627	16,276,963
Second Lien Term Loan	11.25%	12/20/19	602	534,680
Ship Luxco 3 S.a.r.l. (Luxembourg),
Term Loan	4.50%	11/30/19	3,721	3,731,314
Term Loan C-2	4.75%	11/29/19	2,401	2,408,254
SkillSoft Corp.,
Second Lien Term Loan	9.25%	04/28/22	2,784	2,616,835
Term Loan	5.75%	04/28/21	13,862	13,749,492
Sybil Software LLC, Term Loan	4.75%	03/20/20	1,056	1,061,581
Zebra Technologies Corp., Term Loan	4.75%	10/27/21	12,764	12,915,546
				161,270,341

Equipment Leasing–0.16%
IBC Capital US LLC,
Second Lien Term Loan	8.00%	09/09/22	1,422	1,429,573
Term Loan	4.75%	09/09/21	2,312	2,324,146
				3,753,719

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Intermediaries–0.90%
Bankruptcy Management Solutions, Inc., Term Loan B	7.00%	06/27/18	$22	$18,934
iPayment Inc., Term Loan	6.75%	05/08/17	3,978	3,918,224
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	13,562	12,947,257
RJO Holdings Corp., Term Loan	6.93%	12/10/15	1,614	1,505,480
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	4.25%	12/17/20	2,548	2,551,367
				20,941,262

Food & Drug Retailers–1.20%
Albertson’s LLC, Term Loan B-4	5.50%	08/25/21	16,050	16,213,933
Demoulas Super Markets, Inc., Term Loan A	3.92%	12/09/19	4,753	4,545,079
Supervalu Inc., Term Loan	4.50%	03/21/19	7,079	7,104,337
				27,863,349

Food Products–3.68%
AdvancePierre Foods, Inc.,
First Lien Term Loan	5.75%	07/10/17	6,636	6,652,875
Second Lien Term Loan	9.50%	10/10/17	524	521,047
Big Heart Pet Brands, Term Loan	3.50%	03/08/20	9,107	9,105,302
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	2,803	2,799,444
Charger OpCp B.V., Term Loan B-1	3.50%	07/23/23	8,769	8,790,438
CSM Bakery Solutions LLC,
First Lien Term Loan	5.00%	07/03/20	6,765	6,725,827
Second Lien Term Loan	8.75%	07/03/21	2,515	2,408,585
Del Monte Foods, Inc.,
First Lien Term Loan	4.25%	02/18/21	3,506	3,415,234
Second Lien Term Loan	8.25%	08/18/21	3,739	3,411,555
Diamond Foods, Inc., Term Loan	4.25%	08/20/18	488	487,735
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	10,029	10,026,234
H.J. Heinz Co., Revolver Loan(e)	0.00%	06/07/18	10,581	10,518,017
Hearthside Group Holdings, LLC,
Revolver Loan(e)	0.00%	06/02/19	2,701	2,691,691
Term Loan	4.50%	06/02/21	2,097	2,107,427
JBS USA, LLC, Term Loan	3.75%	05/25/18	6,906	6,906,466
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	3,845	3,924,008
Post Holdings Inc., Revolver Loan(d)	—	01/29/19	3,566	3,558,741
QCE LLC, PIK Term Loan(f)	15.00%	07/01/19	5	1,741
Shearer’s Foods, LLC,
First Lien Term Loan	4.50%	06/30/21	832	833,358
Second Lien Term Loan	7.75%	06/30/22	457	452,159
				85,337,884

Food Service–2.64%
Aramark Corp., LOC	3.67%	07/26/16	82	81,648
New Red Finance, Inc., Term Loan B	4.50%	12/12/21	34,808	35,046,974
Portillo’s Holdings, LLC,
First Lien Term Loan	4.75%	08/02/21	2,044	2,043,106
Second Lien Term Loan	8.00%	08/01/22	569	567,786
Red Lobster Management, LLC, Term Loan	6.25%	07/28/21	3,415	3,418,379
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/14; Cost $2,705,629)	8.75%	02/28/19	2,795	2,459,841
Steak n Shake Operations, Inc., Term Loan	4.75%	03/19/21	2,477	2,446,000
TMK Hawk Parent, Corp.,
First Lien Term Loan	5.25%	10/01/21	2,358	2,363,562
Second Lien Term Loan (Acquired 10/01/14; Cost $1,072,955)	8.50%	10/01/22	1,083	1,083,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food Service–(continued)
US Foods, Inc., Incremental Term Loan	4.50%	03/31/19	$6,416	$6,410,481
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20	9,875	5,266,804
				61,187,825

Forest Products–0.37%
NewPage Corp., Term Loan B	9.50%	02/11/21	4,718	4,577,030
Xerium Technologies, Inc., Term Loan	6.25%	05/17/19	3,986	3,989,124
				8,566,154

Health Care–5.23%
Acadia Healthcare Company, Inc., Term Loan B	4.25%	02/11/22	1,105	1,110,855
Accellent Inc.,
Second Lien Term Loan	7.50%	03/11/22	2,122	2,026,325
Term Loan	4.50%	03/12/21	10,336	10,232,392
Alere Inc., Term Loan B	4.25%	06/30/17	2,629	2,635,618
ATI Holdings, Inc., Term Loan	5.25%	12/20/19	2,011	2,014,659
Auris Luxembourg II S.A. (Luxembourg), Term Loan B-2	5.50%	01/17/22	2,216	2,242,792
Biomet, Inc., Term Loan B-2	3.67%	07/25/17	4,596	4,598,374
CareCore National, LLC, Term Loan	5.50%	03/05/21	2,326	2,340,908
Carestream Health, Inc., First Lien Term Loan	5.01%	06/07/19	10,802	10,834,820
Creganna Finance (US) LLC,
First Lien Term Loan	5.25%	12/01/21	1,166	1,178,869
Second Lien Term Loan	9.00%	06/01/22	1,156	1,163,138
DJO Finance LLC, Term Loan B	4.25%	09/15/17	13,114	13,135,681
Drumm Investors LLC, Term Loan	6.75%	05/04/18	788	796,458
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/21	11,101	11,136,139
Kinetic Concepts, Inc., Term Loan E-1	4.00%	05/04/18	24,964	25,012,990
Knowledge Universe Education LLC, Term Loan	5.25%	03/18/21	2,332	2,346,351
MPH Acquisition Holdings LLC, Term Loan	3.75%	03/31/21	12,237	12,173,954
Ortho-Clinical Diagnostics, Inc., Term Loan	4.75%	06/30/21	4,597	4,552,518
Sage Products Holdings III, LLC, First Lien Term Loan	5.00%	12/13/19	762	770,221
Surgery Center Holdings, Inc.,
Second Lien Term Loan	8.50%	11/03/21	4,280	4,162,185
Term Loan	5.25%	11/03/20	3,105	3,085,535
Western Dental Services, Inc., Term Loan	6.00%	11/01/18	4,080	3,855,802
				121,406,584

Home Furnishings–0.32%
Britax Group Ltd., Term Loan	4.50%	10/15/20	1,782	1,354,200
Mattress Holdings Corp., Term Loan	5.25%	10/20/21	4,633	4,665,352
PGT, Inc., Term Loan	5.25%	09/22/21	1,328	1,336,009
				7,355,561

Industrial Equipment–2.71%
Accudyne Industries LLC, Term Loan	4.00%	12/13/19	1,311	1,263,890
Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19	535	538,044
Apex Tool Group, LLC, Term Loan	4.50%	01/31/20	4,371	4,283,345
Capital Safety North America Holdings Inc., First Lien Term Loan	3.75%	03/29/21	2,076	2,035,493
Crosby US Acquisition Corp.,
First Lien Term Loan	3.75%	11/23/20	6,969	6,472,609
Second Lien Term Loan (Acquired 11/07/13; Cost $1,617,877)	7.00%	11/22/21	1,620	1,441,442
Delachaux S.A. (France), Term Loan B-2	5.25%	10/28/21	2,309	2,322,991
Doncasters US Finance LLC, Term Loan B	4.50%	04/09/20	5,699	5,688,631

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Industrial Equipment–(continued)
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/21	$7,054	$7,115,644
Dynacast International LLC,
First Lien Term Loan	5.25%	01/28/22	2,782	2,799,628
Second Lien Term Loan	9.50%	01/30/23	848	853,935
Filtration Group Corp.,
First Lien Term Loan	4.50%	11/21/20	629	629,920
Second Lien Term Loan	8.25%	11/21/21	1,705	1,696,507
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	688	662,909
Generac Power System, Inc., Term Loan B	3.25%	05/31/20	1,736	1,728,790
Husky Injection Molding Systems Ltd. (Canada), Term Loan	4.25%	06/30/21	7,135	7,122,574
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20	4,394	4,108,223
Rexnord LLC/ RBS Global, Inc., Term Loan B	4.00%	08/21/20	7,790	7,784,014
Tank Holding Corp., Term Loan	4.25%	07/09/19	2,365	2,359,553
Virtuoso US LLC, Term Loan	4.75%	02/11/21	1,935	1,921,432
				62,829,574

Insurance–0.27%
Cooper Gay Swett & Crawford Ltd.,
First Lien Term Loan	5.00%	04/16/20	1,920	1,783,501
Second Lien Term Loan	8.25%	10/16/20	1,300	1,132,919
York Risk Services Holding Corp., Term Loan	4.75%	10/01/21	3,276	3,271,831
				6,188,251

Leisure Goods, Activities & Movies–2.82%
Alpha Topco Ltd., (United Kingdom)
Second Lien Term Loan	7.75%	07/31/22	10,394	10,437,619
Term Loan B-3	4.75%	07/30/21	28,778	28,696,736
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.25%	01/30/20	473	475,490
Creative Artists Agency, LLC, Term Loan	5.50%	12/17/21	2,311	2,330,781
CWGS Group, LLC, Term Loan	5.75%	02/20/20	6,996	7,036,937
Dave & Buster’s, Inc., Term Loan	4.25%	07/25/20	1,110	1,112,742
Dorna Sports S.L. (Spain), Term Loan B	4.36%	04/30/21	1,827	1,817,496
Equinox Holdings Inc.,
First Lien Term Loan	5.00%	01/31/20	4,027	4,049,686
Revolver Loan(e)	0.00%	02/01/18	1,866	1,679,639
Fitness International, LLC, Term Loan B	5.50%	07/01/20	5,348	5,120,475
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/20	1,556	1,548,308
Performance Sports Group Ltd. (Canada), Term Loan	4.00%	04/15/21	1,262	1,258,672
				65,564,581

Lodging & Casinos–3.73%
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/21	1,350	1,349,735
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/21	7,020	6,398,679
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18	4,517	4,404,473
ESH Hospitality, Inc., Term Loan	5.00%	06/24/19	3,859	3,897,535
Four Seasons Holdings Inc. (Canada), First Lien Term Loan	3.50%	06/27/20	3,258	3,253,351
Harrah’s Operating Co., Inc., Term Loan B-6(g)	1.50%	03/01/17	11,423	10,570,355
Hilton Worldwide Finance, LLC, Term Loan	3.50%	10/26/20	5,406	5,412,395
La Quinta Intermediate Holdings LLC, Term Loan	4.00%	04/14/21	8,987	8,999,737
Scientific Games International, Inc.,
Term Loan B-2	6.00%	10/01/21	2,968	2,968,166
Term Loan	6.00%	10/18/20	29,704	29,696,910
Twin River Management Group, Inc., Term Loan	5.25%	07/10/20	6,135	6,165,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Lodging & Casinos–(continued)
Yonkers Racing Corp.,
First Lien Term Loan	4.25%	08/20/19	$3,367	$3,232,703
Second Lien Term Loan	8.75%	08/20/20	392	307,037
				86,656,177

Nonferrous Metals & Minerals–0.54%
Arch Coal, Inc., Term Loan	6.25%	05/16/18	10,650	8,568,223
EP Minerals, LLC, Term Loan	5.50%	08/20/20	883	884,940
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	3,301	3,122,077
				12,575,240

Oil & Gas–6.02%
American Energy — Marcellus, LLC,
First Lien Term Loan	5.25%	08/04/20	5,037	4,321,944
Second Lien Term Loan	8.50%	08/04/21	999	776,179
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	68	61,111
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/15/20	6,361	6,154,244
CITGO Holding Inc., Term Loan	9.50%	05/12/18	11,951	11,910,986
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	4,055	3,827,770
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	20,181	15,862,540
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/21	7,016	5,884,449
EMG Utica, LLC, Term Loan	4.75%	03/27/20	2,761	2,533,568
Expro US Finco LLC, Term Loan	5.75%	09/02/21	1,992	1,708,069
Fieldwood Energy LLC,
Second Lien Term Loan	8.38%	09/30/20	10,281	7,920,129
Term Loan	3.88%	09/28/18	899	864,105
Floatel International Ltd., Term Loan	6.00%	06/27/20	6,643	4,982,421
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $426,903)	4.50%	05/02/16	427	424,768
HGIM Corp., Term Loan B	5.50%	06/18/20	9,184	6,586,046
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21	4,220	3,755,408
McDermott International, Inc., Term Loan	5.25%	04/16/19	2,102	1,926,113
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	4,726	4,560,913
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 05/05/11; Cost $361,583)	7.00%	11/02/15	355	353,645
Osum Productions Corp. (Canada), Term Loan (Acquired 08/04/14; Cost $2,124,253)	6.50%	07/28/20	2,154	1,776,718
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/18	3,877	3,093,774
Paragon Offshore Finance Co. (Cayman Islands), Term Loan	3.75%	07/18/21	2,551	1,862,256
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/21	6,891	5,868,936
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/21	3,496	3,356,094
Samson Investment Co., Second Lien Term Loan	5.00%	09/25/18	5,609	3,572,327
Seadrill Operating LP, Term Loan	4.00%	02/21/21	26,484	21,523,708
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/21	2,285	2,087,505
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/21	1,893	1,850,072
Tallgrass Operations, LLC, Term Loan	5.44%	11/13/18	1,466	1,459,968
Targa Resources Corp., Term Loan(d)	—	02/25/22	2,552	2,542,447
Utex Industries, Inc., First Lien Term Loan	5.00%	05/22/21	1,055	976,007
Veresen Midstream US LLC, Term Loan(d)	—	04/01/22	5,271	5,270,835
				139,655,055

Publishing–2.57%
Chesapeake US Holdings Inc.,
Term Loan A	4.25%	09/30/20	1,562	1,554,570
Term Loan B	4.25%	09/30/20	4,332	4,310,266
Term Loan C	4.25%	09/30/20	1,140	1,134,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Publishing–(continued)
Getty Images, Inc.,
Revolver Loan(e)	0.00%	10/18/17	$6,977	$6,000,230
Term Loan	4.75%	10/18/19	7,589	6,583,231
Harland Clarke Holdings Corp.,
Term Loan B-2	5.51%	06/30/17	310	311,192
Term Loan B-4	6.00%	08/04/19	1,412	1,420,660
Interactive Data Corp., Term Loan	4.75%	05/02/21	869	872,530
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/18	5,549	5,520,837
Merrill Communications LLC, Term Loan	5.75%	03/08/18	4,879	4,897,583
Newsday, LLC, Term Loan	3.67%	10/12/16	2,615	2,609,643
ProQuest LLC, Term Loan	5.25%	10/24/21	4,680	4,688,710
Southern Graphics Inc., Term Loan	4.25%	10/17/19	2,780	2,771,228
Tribune Co., Term Loan	4.00%	12/27/20	17,010	17,036,810
				59,711,510

Radio & Television–3.40%
Block Communications, Inc., Incremental Term Loan B	4.25%	11/07/21	1,167	1,170,968
iHeartCommunications, Inc.,
Term Loan D	6.92%	01/30/19	15,752	15,117,959
Term Loan E	7.67%	07/30/19	31,611	30,685,490
Gray Television, Inc., Term Loan	3.75%	06/10/21	3,131	3,125,877
Media General, Inc., Term Loan B	4.25%	07/31/20	7,042	7,072,025
NEP/NCP HoldCo, Inc.,
Incremental Term Loan	4.25%	01/22/20	2,018	1,945,184
Second Lien Term Loan	9.50%	07/22/20	132	128,172
TWCC Holding Corp.,
Second Lien Term Loan	7.00%	06/26/20	7,922	7,407,477
Term Loan	3.50%	02/13/17	12,280	12,183,466
				78,836,618

Retailers (except Food & Drug)–7.01%
David’s Bridal, Inc.,
Asset-Backed Revolver Loan (Acquired 11/21/14-01/29/15; Cost $1,304,696)(e)	0.00%	10/11/17	1,320	1,201,012
Asset-Backed Revolver Loan (Acquired 02/02/15-02/20/15; Cost $267,985)	3.50%	10/11/17	253	230,127
Term Loan	5.25%	10/11/19	6,948	6,704,831
Dollar Tree, Inc., Term Loan B(d)	—	03/09/22	13,811	13,930,914
Hudson’s Bay Co. (Canada), First Lien Term Loan	4.75%	11/04/20	249	250,382
J. Crew Group, Inc., Term Loan	4.00%	03/05/21	10,695	10,117,506
J.C. Penney Corp., Inc., Term Loan	5.00%	06/20/19	2,787	2,753,128
Lands’ End, Inc., Term Loan B	4.25%	04/04/21	4,881	4,673,927
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/21	408	407,654
Men’s Wearhouse, Inc. (The), Term Loan B	4.50%	06/18/21	9,555	9,650,192
National Vision, Inc.,
First Lien Term Loan	4.00%	03/12/21	3,685	3,641,621
Second Lien Term Loan	6.75%	03/11/22	132	127,251
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19	2,896	2,754,522
OSP Group, Inc., First Lien Term Loan	4.50%	03/18/21	4,034	4,044,015
Payless, Inc.,
Second Lien Term Loan	8.50%	03/11/22	2,178	2,025,203
Term Loan	5.00%	03/11/21	7,700	7,314,975
Pep Boys — Manny, Moe & Jack, Term Loan	4.25%	10/11/18	1,105	1,105,231
PetSmart, Inc., Term Loan(d)	—	03/11/22	21,440	21,612,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retailers (except Food & Drug)–(continued)
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21	$2,690	$2,592,231
Savers Inc., Term Loan	5.00%	07/09/19	4,841	4,768,205
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/18	24,863	24,570,428
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19	19,078	18,976,336
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/19	14,221	13,723,221
Toys ‘R’ US-Delaware, Inc.,
Term Loan A-1	8.25%	10/24/19	1,745	1,723,757
Term Loan A-1	8.25%	10/24/19	2,164	2,137,459
Term Loan B-2	5.25%	05/25/18	96	76,335
Term Loan B-3	5.25%	05/25/18	28	22,109
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	1,797	1,724,728
				162,860,121

Steel–0.13%
TMS International Corp., Term Loan B	4.50%	10/16/20	3,226	3,097,418

Surface Transport–0.62%
Hertz Corp. (The), LOC (Acquired 03/14/11; Cost $545,562)	3.75%	03/11/18	552	546,073
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	334	334,411
PODS Holding, LLC,
First Lien Term Loan	5.25%	02/02/22	2,169	2,180,853
Second Lien Term Loan	9.25%	02/02/23	1,276	1,285,515
Stena International S.A. (Luxembourg), Term Loan	4.00%	03/03/21	4,663	4,181,044
U.S. Shipping Corp., Term Loan B-1	5.50%	04/30/18	3,799	3,770,834
Vouvray US Finance LLC,
Second Lien Term Loan	8.50%	12/27/21	1,070	1,066,009
Term Loan	5.00%	06/27/21	934	941,904
				14,306,643

Telecommunications–5.44%
Altice Financing S.A. (Luxembourg), Term Loan	5.25%	02/04/22	2,534	2,552,513
Avaya Inc.,
Term Loan B-3	4.67%	10/26/17	22,897	22,293,690
Term Loan B-6	6.50%	03/30/18	7,363	7,308,249
Consolidated Communications, Inc., Term Loan	4.25%	12/23/20	6,682	6,716,033
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	9,355	9,445,790
Hargray Communications Group, Inc., Term Loan	5.25%	06/26/19	2,750	2,762,456
Level 3 Communications, Inc., Term Loan B	4.50%	01/31/22	17,195	17,300,520
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/20	17,059	17,086,483
Term Loan B-III	4.00%	08/01/19	428	428,998
LTS Buyer LLC, Second Lien Term Loan	8.00%	04/12/21	82	81,796
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/21	5,735	5,520,132
NTELOS Inc., Term Loan B	5.75%	11/09/19	6,568	5,582,530
Sabre Industries, Inc., Term Loan(d)	—	02/27/22	1,133	1,137,483
Syniverse Holdings, Inc.,
Term Loan	4.00%	04/23/19	9,263	9,182,112
Term Loan	4.00%	04/23/19	2,500	2,475,000
Telesat LLC, Term Loan B-2	3.50%	03/28/19	1,259	1,258,651
U.S. Telepacific Corp., Term Loan	6.00%	11/25/20	7,266	7,275,062
XO Communications, LLC, Term Loan	4.25%	03/17/21	1,095	1,096,548
Yankee Cable Acquisition, LLC, Term Loan	4.50%	03/01/20	735	737,484
Zayo Group, LLC, Term Loan	4.00%	07/02/19	6,163	6,169,382
				126,410,912

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities–2.49%
Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/22	$5,682	$5,635,606
Calpine Corp.,
Term Loan	4.00%	04/01/18	42	42,298
Term Loan B	4.00%	10/30/20	8,259	8,272,991
Dynegy Inc., Term Loan B-2	4.00%	04/23/20	2,933	2,931,229
Granite Acquisition, Inc.,
First Lien Term Loan B	5.00%	12/19/21	12,213	12,380,827
First Lien Term Loan C	5.00%	12/19/21	535	542,550
Second Lien Term Loan B	8.25%	12/19/22	2,755	2,793,845
NSG Holdings LLC, Term Loan (Acquired 12/17/12-10/04/13; Cost $843,117)	3.75%	12/11/19	847	841,761
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/21	1,877	1,896,820
Texas Competitive Electric Holdings, Term Loan(g)	4.66%	10/10/17	5,064	3,245,081
TPF II Power, LLC, Term Loan	5.50%	10/02/21	14,573	14,755,165
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/20	4,589	4,569,905
				57,908,078
Total Variable Rate Senior Loan Interests				2,107,223,654

Structured Products–4.57%
Apidos Cinco CDO(h)(i)	4.48%	05/14/20	345	340,964
Apidos CLO IX(h)(i)	6.73%	07/15/23	3,083	3,122,303
Apidos CLO X(h)(i)	6.48%	10/30/22	3,367	3,365,316
Apidos CLO X(h)(i)	6.48%	10/30/22	2,190	2,188,905
Apidos CLO XI(h)(i)	5.48%	01/17/23	2,070	1,935,036
Apidos CLO XV(h)(i)	4.98%	10/20/25	6,500	5,804,500
Apidos Quattro CDO(h)(i)	3.86%	01/20/19	272	268,546
Atrium X CDO(h)(i)	4.73%	07/16/25	3,742	3,331,877
Babson CLO Ltd. 2007-I(h)(i)	3.48%	01/18/21	1,034	1,009,391
Babson CLO Ltd. 2013-II(h)(i)	4.73%	01/18/25	6,540	5,717,268
Carlyle Global Market Strategies CLO 2012-3(h)(i)	5.73%	10/14/24	3,188	3,069,406
Carlyle Global Market Strategies CLO 2013-1(h)(i)	5.73%	02/14/25	3,200	3,067,520
Carlyle High Yield Partners 2007-10(h)(i)	3.43%	04/19/22	1,400	1,317,540
Columbus Nova CLO Ltd.(h)(i)	3.83%	05/16/19	429	419,305
Columbus Nova CLO Ltd.(h)(i)	3.83%	05/16/19	1,093	1,068,298
Dryden Senior Loan Fund 2013-30(h)(i)	5.23%	10/15/25	3,276	2,995,247
Dryden Senior Loan Fund 2014-34(h)(i)	5.09%	10/15/26	1,000	883,200
Duane Street CLO 2007-4(h)(i)	4.48%	11/14/21	1,764	1,750,417
Flagship CLO VI(h)(i)	4.99%	06/10/21	3,254	3,234,111
Flagship CLO VI(h)(i)	4.99%	06/10/21	987	980,728
Four Corners CLO II, Ltd.(h)(i)	2.08%	01/26/20	310	303,614
Four Corners CLO II, Ltd.(h)(i)	2.08%	01/26/20	103	100,878
Halcyon Loan Investors CLO II, Ltd.(h)(i)	3.83%	04/24/21	917	878,578
ING Investment Management CLO 2012-3, Ltd.(h)(i)	6.08%	10/15/22	1,243	1,219,383
ING Investment Management CLO 2012-4, Ltd.(h)(i)	5.98%	10/15/23	1,861	1,815,778
ING Investment Management CLO 2013-1, Ltd.(h)(i)	5.23%	04/15/24	4,808	4,394,146
ING Investment Management CLO 2013-3(h)(i)	4.73%	01/18/26	2,745	2,426,031
ING Investment Management CLO III, Ltd.(h)(i)	3.73%	12/13/20	1,188	1,158,894
ING Investment Management CLO IV, Ltd.(h)(i)	4.48%	06/14/22	293	288,517
Keuka Park CLO 2013-1(h)(i)	4.73%	10/21/24	617	546,600
Kingsland Ltd. 2006-2(h)(i)	4.73%	04/21/21	1,205	1,184,756
KKR Financial CLO 2012-1(h)(i)	5.74%	12/15/24	2,100	1,988,280
KKR Financial CLO 2013-1(h)(i)	4.98%	07/15/25	2,461	2,178,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Madison Park Funding IV Ltd.(h)(i)	3.83%	03/22/21	$1,344	$1,307,277
Madison Park Funding X, Ltd.(h)(i)	5.48%	01/20/25	1,953	1,862,771
Madison Park Funding XIV, Ltd.(h)(i)	4.98%	07/20/26	1,350	1,199,880
Madison Park Funding XIV, Ltd.(h)(i)	5.63%	07/20/26	1,915	1,607,451
Marine Park CLO 2012-1(h)(i)	5.98%	05/18/23	2,191	2,137,540
Octagon Investment Partners XIV Ltd.(h)(i)	5.48%	01/15/24	2,052	1,931,137
Octagon Investment Partners XIX Ltd.(h)(i)	5.10%	04/15/26	2,920	2,591,792
Octagon Investment Partners XVII Ltd.(h)(i)	4.73%	10/25/25	1,975	1,753,010
Octagon Investment Partners XVIII Ltd.(h)(i)	5.48%	12/16/24	4,442	4,042,220
Octagon Investment Partners XXI Ltd(h)(i)	6.83%	10/25/26	3,500	3,460,100
Pacifica CDO VI, Ltd.(h)(i)	3.98%	08/15/21	565	535,564
Regatta IV Funding Ltd. 2014-1(h)(i)	5.18%	07/25/26	3,250	2,859,025
Seneca Park CLO 2014-1 Ltd.(h)(i)	4.92%	07/17/26	2,750	2,461,250
Sierra CLO II Ltd.(h)(i)	3.73%	01/22/21	733	721,565
Silverado CLO 2006-II Ltd.(h)(i)	3.98%	10/16/20	886	847,370
Slater Mill Loan Fund, LP(h)(i)	5.73%	08/17/22	1,108	1,055,924
Stone Tower CLO 2007-6, Ltd.(h)(i)	3.83%	04/17/21	1,750	1,699,250
Symphony CLO 2014-14 XIV Ltd.(h)(i)	4.83%	07/14/26	2,750	2,432,375
Symphony CLO IX, Ltd.(h)(i)	5.23%	04/16/22	388	373,295
Symphony CLO VIII, Ltd.(h)(i)	6.23%	01/09/23	1,156	1,149,064
Symphony CLO XI, Ltd.(h)(i)	5.48%	01/17/25	2,640	2,470,776
Symphony CLO XII(h)(i)	5.13%	10/15/25	1,850	1,681,465
Voya CLO 2014-2, Ltd.(h)(i)	4.98%	07/17/26	1,875	1,659,563
Total Structured Products				106,193,720

Bonds and Notes–3.48%
Aerospace & Defense–0.06%
LMI Aerospace, Inc.(h)	7.38%	07/15/19	1,501	1,512,257

Business Equipment & Services–0.19%
ADT Corp. (The)	6.25%	10/15/21	2,222	2,410,870
First Data Corp.(h)	6.75%	11/01/20	1,977	2,122,804
				4,533,674

Cable & Satellite Television–0.06%
UPC Broadband Holdings, B.V. (Netherlands)(h)	7.25%	11/15/21	1,074	1,181,400
UPC Broadband Holdings, B.V. (Netherlands)(h)	6.88%	01/15/22	173	190,084
				1,371,484

Chemicals & Plastics–0.36%
Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	7,205	6,898,787
Ineos Holdings Ltd.(h)	6.13%	08/15/18	1,025	1,048,062
Ineos Holdings Ltd.(h)	8.38%	02/15/19	241	256,665
Ineos Holdings Ltd.(h)	7.50%	05/01/20	157	167,598
				8,371,112

Containers & Glass Products–0.40%
Ardagh Glass Finance PLC(h)	6.25%	01/31/19	1,631	1,651,387
Ardagh Glass Finance PLC(h)	7.00%	11/15/20	151	151,223
Ardagh Glass Finance PLC(h)	6.00%	06/30/21	375	366,563
Reynolds Group Holdings Inc.	7.88%	08/15/19	1,854	1,972,192
Reynolds Group Holdings Inc.	9.88%	08/15/19	1,879	2,022,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Containers & Glass Products–(continued)
Reynolds Group Holdings Inc.	5.75%	10/15/20	$2,901	$3,031,545
				9,195,184

Electronics & Electrical–0.17%
Blackboard Inc.(h)	7.75%	11/15/19	4,194	3,973,815

Food Products–0.01%
Chiquita Brands LLC	7.88%	02/01/21	190	209,238

Forest Products–0.07%
Verso Paper Holdings LLC	11.75%	01/15/19	1,626	1,601,610

Health Care–0.44%
Biomet Inc.	6.50%	08/01/20	469	502,416
Community Health Systems, Inc.	6.88%	02/01/22	971	1,043,825
DJO Finance LLC	9.75%	10/15/17	5,087	5,214,175
DJO Finance LLC	8.75%	03/15/18	1,386	1,457,033
Kinetic Concepts, Inc.	10.50%	11/01/18	1,764	1,940,400
				10,157,849

Nonferrous Metals & Minerals–0.12%
TiZir Ltd. (United Kingdom)(h)	9.00%	09/28/17	3,600	2,754,000

Oil & Gas–0.35%
Drill Rigs Holdings Inc.(h)	6.50%	10/01/17	7,260	5,786,660
Pacific Drilling S.A. (Luxembourg)(h)	5.38%	06/01/20	2,798	2,210,420
Seventy Seven Operating LLC	6.50%	07/15/22	236	126,260
				8,123,340

Publishing–0.05%
Merrill Communications LLC(h)	10.00%	03/08/23	1,196	1,189,548

Radio & Television–0.05%
Sinclair Television Group, Inc.	6.38%	11/01/21	1,208	1,283,500

Retailers (except Food & Drug)–0.37%
Claire’s Stores Inc.(h)	9.00%	03/15/19	2,952	2,785,950
Claire’s Stores Inc.(h)	6.13%	03/15/20	2,079	1,829,520
Guitar Center, Inc.(h)	6.50%	04/15/19	4,669	4,003,667
				8,619,137

Telecommunications–0.63%
Altice Financing SA (Luxembourg)(h)	6.63%	02/15/23	851	889,295
Avaya Inc.(h)	7.00%	04/01/19	2,835	2,877,728
Goodman Networks Inc.	12.13%	07/01/18	7,708	7,592,380
Wind Telecomunicazioni S.p.A. (Italy)(h)	6.50%	04/30/20	256	272,640
Wind Telecomunicazioni S.p.A. (Italy)(h)	7.38%	04/23/21	1,422	1,475,325
Windstream Corp.	7.50%	06/01/22	1,484	1,476,580
Windstream Corp.	6.38%	08/01/23	17	15,682
				14,599,630

Utilities–0.15%
Calpine Corp.(h)	6.00%	01/15/22	807	884,674
Calpine Corp.(h)	7.88%	01/15/23	—	290

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities–(continued)
NRG Energy Inc.(h)	6.25%	07/15/22	$1,579	$1,650,055
NRG Energy Inc.	6.63%	03/15/23	880	928,400
				3,463,419
Total Bonds and Notes				80,958,797

			Shares
Common Stocks & Other Equity Interests–0.40%
Aerospace & Defense–0.00%
IAP Worldwide Services(h)(j)			134	93,737

Automotive–0.01%
Dayco Products, LLC(h)(j)			3,266	119,209
Dayco Products, LLC(h)(k)			3,261	119,027
				238,236

Building & Development–0.15%
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 04/28/10-07/15/10; Cost $664,569)(h)(j)			518	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 06/30/10; Cost $3,408,940)(h)(j)			4	0
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0)(h)(j)			17	0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0)(h)(j)			24	0
Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0)(h)(j)			27	0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0)(h)(j)			30	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15 (Acquired 06/30/10; Cost $0)(h)(j)			34	0
Stile Acquisition Corp. (Canada)(j)			53,093	3,256,725
United Subcontractors, Inc.(h)(j)			4,840	135,533
				3,392,258

Business Equipment & Services–0.03%
Koosharem LLC(h)(j)			43,971	560,630

Cable & Satellite Television–0.09%
ION Media Networks, Inc.(k)			4,471	2,147,421

Chemicals & Plastics–0.00%
LyondellBasell Industries N.V. Class A(k)			218	18,728

Drugs–0.00%
BPA Laboratories Class A, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0)(h)(j)			3,490	0
BPA Laboratories Class B, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0)(h)(j)			5,595	0
				0

Financial Intermediaries–0.00%
Bankruptcy Management Solutions, Inc.(h)(j)			335	10,971
Bankruptcy Management Solutions, Inc. Class A, Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0)(h)(j)			19	0
Bankruptcy Management Solutions, Inc. Class B, Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0)(h)(j)			21	0
Bankruptcy Management Solutions, Inc. Class C, Wts. expiring 06/27/18 (Acquired 06/27/13; Cost $0)(h)(j)			31	0
				10,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Floating Rate Fund

	Shares	Value
Food Products–0.00%
QCE LLC(h)(l)	17	$17

Forest Products–0.00%
Xerium Technologies, Inc.(j)	1,766	28,185

Leisure Goods, Activities & Movies–0.00%
AMF Bowling Centers, Inc.(j)	1,665	65,351

Lodging & Casinos–0.03%
Twin River Worldwide Holdings, Inc.(h)(j)	18,663	600,949

Publishing–0.06%
F&W Publications, Inc.(h)(j)	288	21,600
Merrill Communications LLC, Class A(h)(j)	133,776	735,768
Tribune Media Co., Class A(m)	9,050	597,029
Tribune Publishing Co.(m)	2,262	48,633
		1,403,030

Surface Transport–0.00%
U.S. Shipping Corp. (Acquired 09/28/07-09/30/09; Cost $87,805)(h)(j)	87,805	74,634
U.S. Shipping Corp. (Acquired 09/28/07-09/30/09; Cost $0)(h)(j)	6,189	62
		74,696

Telecommunications–0.03%
FairPoint Communications, Inc.(j)	44,928	759,733

Utilities–0.00%
Bicent Power, LLC Series A, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0)(h)(j)	101	0
Bicent Power, LLC Series B, Wts. expiring 08/21/22 (Acquired 08/21/12; Cost $0)(h)(j)	164	0
		0
Total Common Stocks & Other Equity Interests		9,393,942

Preferred Stock–0.01%
Building & Development–0.01%
United Subcontractors, Inc. (Acquired 08/02/13; Cost $0)(h)(j)	4,840	145,215

Money Market Funds–2.75%
Liquid Assets Portfolio–Institutional Class,(n)	31,898,596	31,898,596
Premier Portfolio–Institutional Class,(n)	31,898,597	31,898,597
Total Money Market Funds		63,797,193
TOTAL INVESTMENTS–101.96% (Cost $2,406,016,445)		2,367,712,521
OTHER ASSETS LESS LIABILITIES–(1.96)%		(45,615,925)
NET ASSETS–100.00%		$2,322,096,596

Investment Abbreviations:

CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
IBC	– International Bancshares Corp.
LOC	– Letter of Credit
PIK	– Payment in Kind
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Floating Rate Fund

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at February 28, 2015 represented less than 1% of the Fund’s Net Assets.
(d)	This floating rate interest will settle after February 28, 2015, at which time the interest rate will be determined.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Lake at Las Vegas Joint Venture LLC, Exit Revolver Loan	—%	5.00%
QCE LLC, Term Loan	0.00	15.00

(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $150,042,702, which represented 6.46% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(j)	Non-income producing securities acquired through the restructuring of senior loans.
(k)	Acquired through the restructuring of senior loans.
(l)	Non-income producing securities acquired as part of a bankruptcy restructuring.
(m)	Acquired as part of a bankruptcy restructuring.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By credit quality rating, based on total net assets†

as of February 28, 2015

BBB	0.5%
BB	32.7
B	53.5
CCC	8.3
Not-Rated	4.5
Equity	0.5

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Floating Rate Fund

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

Assets:
Investments, at value (Cost $2,342,219,252)	$2,303,915,328
Investments in affiliated money market funds, at value and cost	63,797,193
Total investments, at value (Cost $2,406,016,445)	2,367,712,521
Receivable for:
Investments sold	39,613,792
Interest and fees	14,028,736
Fund shares sold	10,404,071
Investments matured (Cost $17,460,492)	12,834,545
Investment for trustee deferred compensation and retirement plans	163,455
Other assets	234,308
Total assets	2,444,991,428

Liabilities:
Payable for:
Investments purchased	111,302,772
Amount due to custodian	192,977
Fund shares repurchased	8,722,470
Income distributions	1,173,200
Accrued fees to affiliates	1,237,079
Accrued trustees’ and officers’ fees and benefits	8,765
Accrued other operating expenses	70,296
Trustee deferred compensation and retirement plans	187,273
Total liabilities	122,894,832
Net assets applicable to outstanding shares	$2,322,096,596

Net assets consist of:
Shares of beneficial interest	$2,385,879,833
Undistributed net investment income	(2,294,522)
Undistributed net realized gain (loss)	(18,558,844)
Net unrealized appreciation (depreciation)	(42,929,871)
$2,322,096,596

Net Assets:
Class A	$836,015,977
Class C	$595,957,916
Class R	$11,193,286
Class Y	$771,771,317
Class R5	$3,509,634
Class R6	$103,648,466

Shares outstanding, $0.01 par value per share with an unlimited number of shares authorized:
Class A	107,389,129
Class C	76,895,744
Class R	1,435,269
Class Y	99,293,330
Class R5	450,491
Class R6	13,312,740
Class A:
Net asset value per share	$7.78
Maximum offering price per share
(Net asset value of $7.78 ÷ 97.50%)	$7.98
Class C:
Net asset value and offering price per share	$7.75
Class R:
Net asset value and offering price per share	$7.80
Class Y:
Net asset value and offering price per share	$7.77
Class R5:
Net asset value and offering price per share	$7.79
Class R6:
Net asset value and offering price per share	$7.79

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Floating Rate Fund

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

Investment income:
Interest	$66,593,926
Dividends	711,463
Dividends from affiliated money market funds	3,869
Other income	605,156
Total investment income	67,914,414

Expenses:
Advisory fees	7,392,496
Administrative services fees	244,266
Custodian fees	196,869
Distributions fees:
Class A	1,144,100
Class C	2,372,682
Class R	27,552
Interest, facilities and maintenance fees	376,389
Transfer agent fees — A, C, R & Y	1,289,809
Transfer agent fees — R5	2,526
Transfer agent fees — R6	958
Trustees’ and officers’ fees and benefits	32,499
Other	270,607
Total expenses	13,350,753
Less: Fees waived and expense offset arrangement(s)	(12,272)
Net expenses	13,338,481
Net investment income	54,575,933

Realized and unrealized gain (loss):
Net realized gain (loss) from Investment securities	(7,413,657)
Change in net unrealized appreciation (depreciation) of investment securities	(47,397,594)
Net realized and unrealized gain (loss)	(54,811,251)
Net increase (decrease) in net assets resulting from operations	$(235,318)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Floating Rate Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	February 28, 2015	August 31, 2014
Operations:
Net investment income	$54,575,933	$100,606,717
Net realized gain (loss)	(7,413,657)	(2,940,982)
Change in net unrealized appreciation (depreciation)	(47,397,594)	7,995,687
Net increase (decrease) in net assets resulting from operations	(235,318)	105,661,422

Distributions to shareholders from net investment income:
Class A	(21,160,010)	(44,823,675)
Class C	(13,061,116)	(22,528,888)
Class R	(241,321)	(344,787)
Class Y	(18,595,826)	(31,175,753)
Class R5	(127,476)	(421,837)
Class R6	(2,394,519)	(3,091,977)
Total distributions to shareholders from net investment income	(55,580,268)	(102,386,917)

Share transactions–net:
Class A	(167,308,095)	65,718,204
Class C	(80,429,944)	171,360,975
Class R	278,299	7,601,981
Class Y	(13,805,743)	251,164,235
Class R5	(4,413,159)	(1,196,676)
Class R6	22,573,417	19,879,757
Net increase (decrease) in net assets resulting from share transactions	(243,105,225)	514,528,476
Net increase (decrease) in net assets	(298,920,811)	517,802,981

Net assets:
Beginning of period	2,621,017,407	2,103,214,426
End of period (includes undistributed net investment income of $(2,294,522) and $(1,290,187), respectively)	$2,322,096,596	$2,621,017,407

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Floating Rate Fund

Statement of Cash Flows

For the six months ended February 28, 2015

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations	$(235,318)

Adjustments to reconcile net increase in net assets to net cash provided by operating activities:
Purchases of investments	(700,912,889)
Proceeds from sales of investments	956,618,425
Decrease in interest receivables and other assets	375,794
Amortization of loan fees	(804,046)
Accretion of discount on investment securities	(3,516,018)
Decrease in accrued expenses and other payables	(170,426)
Net realized loss from investment securities	7,413,657
Net change in unrealized depreciation on investment securities	47,397,594
Net cash provided by operating activities	306,166,773

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(16,227,029)
Increase in payable for amount due custodian	192,977
Proceeds from shares of beneficial interest sold	452,578,973
Disbursements from shares of beneficial interest reacquired	(736,540,620)
Net cash provided by (used in) financing activities	(299,995,699)
Net increase in cash and cash equivalents	6,171,074
Cash and cash equivalents at beginning of period	57,626,119
Cash and cash equivalents at end of period	$63,797,193

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$39,430,959

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$223,612

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Floating Rate Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

26                         Invesco Floating Rate Fund

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

27                         Invesco Floating Rate Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
K.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.	Industry Concentration — To the extent that the Fund is concentrated in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
M.	Bank Loan Risk Disclosures — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
N.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or

28                         Invesco Floating Rate Fund

one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

O.	Leverage Risk — The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.65%
Next $4.5 billion	0.60%
Next $5 billion	0.575%
Over $10 billion	0.55%

For the six months ended February 28, 2015, the effective advisory fees incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.00%, 1.75%, 1.25%, 1.25% and 1.25% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2015, the Adviser waived advisory fees of $11,835.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2015, IDI advised the Fund that IDI retained $79,500 in

29                         Invesco Floating Rate Fund

front-end sales commissions from the sale of Class A shares and $199,842 and $54,398 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the year ended February 28, 2015, there were transfers from level 3 to level 2 of $29,278,350, due to third-party vendor quotations utilizing more than one market quote and from level 2 to level 3 of $40,948,661, due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Equity Securities	$68,506,225	$1,651,275	$3,178,850	$73,336,350
Variable Rate Senior Loan Interests	—	1,972,033,015	135,190,639	2,107,223,654
Bonds and Notes	—	79,769,249	1,189,548	80,958,797
Structured Products	—	106,193,720	—	106,193,720
Total Investments	$68,506,225	$2,159,647,259	$139,559,037	$2,367,712,521

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2015:

	Beginning Balance, as of August 31, 2014	Purchases	Sales	Accrued discounts/ premiums	Net realized gain	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of February 28, 2015
Variable Rate Senior Loan Interests	$137,602,418	$32,604,679	$(11,207,206)	$108,463	$24,484	$(1,440,959)	$42,392,687	$(64,893,927)	$135,190,639
Bonds & Notes	—	—	—	—	—	—	1,189,548	—	1,189,548
Equity Securities	2,970,561	198,785	—	—	—	(84,250)	93,754	—	3,178,850
Total	$140,572,979	$32,803,464	$(11,207,206)	$108,463	$24,484	$(1,525,209)	$43,675,989	$(64,893,927)	$139,559,037

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $437.

30                         Invesco Floating Rate Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Borrowings

The Board of Trustees of the Fund approved a revolving line of credit agreement with SSB in which the Fund may borrow up to the lesser of (1) $500,000,000 or (2) the limits set by its prospectus for borrowings. This agreement will expire on July 22, 2015.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Unfunded Loan Commitments

As of February 28, 2015, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Delta Air Lines, Inc.	Revolver Loan	$1,144,857	$1,101,925
Delta Air Lines, Inc.	Revolver Loan	8,236,625	8,099,362
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	10,794	5,775
Realogy Corp.	Revolver Loan	5,983,634	5,774,207
Trans Union, LLC	Revolver Loan	1,391,640	1,377,334
H.J. Heinz Co.	Revolver Loan	10,580,654	10,518,017
Hearthside Group Holdings, LLC	Revolver Loan	2,701,077	2,691,691
Equinox Holdings, Inc.	Revolver Loan	1,866,265	1,679,639
Getty Images, Inc.	Revolver Loan	6,977,012	6,000,230
David’s Bridal, Inc.	Asset-Backed Revolver Loan	1,319,794	1,201,012
		$40,212,352	$38,449,192

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$2,739,285	$—	$2,739,285

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

31                         Invesco Floating Rate Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2015 was $599,421,849 and $915,524,793, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$22,009,202
Aggregate unrealized (depreciation) of investment securities	(64,264,565)
Net unrealized appreciation (depreciation) of investment securities	$(42,255,363)

Cost of investments for tax purposes is $2,409,967,884.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	15,248,299	$118,947,608	73,021,095	$582,061,700
Class C	9,018,391	70,143,218	43,755,226	347,221,070
Class R	69,105	539,659	1,028,390	8,209,977
Class Y	30,660,470	238,192,054	86,284,466	686,988,793
Class R5	107,266	834,809	670,297	5,353,051
Class R6	3,310,129	25,933,565	3,394,845	27,056,438

Issued as reinvestment of dividends:
Class A	1,918,682	14,959,769	3,944,046	31,431,898
Class C	1,239,707	9,622,629	2,116,573	16,796,382
Class R	28,347	221,309	39,884	318,622
Class Y	1,556,583	12,113,950	2,630,434	20,928,501
Class R5	15,188	118,783	52,414	418,127
Class R6	307,455	2,394,519	387,916	3,091,977

Reacquired:
Class A	(38,676,382)	(301,215,472)	(68,738,831)	(547,775,394)
Class C	(20,659,085)	(160,195,791)	(24,275,598)	(192,656,477)
Class R	(62,027)	(482,669)	(116,049)	(926,618)
Class Y	(33,995,456)	(264,111,747)	(57,403,642)	(456,753,059)
Class R5	(688,056)	(5,366,751)	(873,072)	(6,967,854)
Class R6	(743,399)	(5,754,667)	(1,286,994)	(10,268,658)
Net increase (decrease) in share activity	(31,344,783)	$(243,105,225)	64,631,400	$514,528,476

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

32                         Invesco Floating Rate Fund

NOTE 11—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended February 28, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$6,977,012	$6,000,230
Citibank N.A.	5,983,634	5,774,207
Goldman Sachs Lending Partners LLC	12,153,335	11,949,156
Total	$25,113,981	$23,723,593

33                         Invesco Floating Rate Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 02/28/15	$7.95	$0.18	$(0.17)	$0.01	$(0.18)	$7.78	0.13%		$836,016	1.06	%(e)(f)	1.06	%(e)(f)	4.54	%(e)(f)	24%
Year ended 08/31/14	7.93	0.32	0.03	0.35	(0.33)	7.95	4.33		1,025,092	1.03	(f)	1.04	(f)	4.01	(e)	82
Year ended 08/31/13	7.77	0.35	0.17	0.52	(0.36)	7.93	6.83		957,442	1.08	(f)	1.09	(f)	4.36		97
Year ended 08/31/12	7.36	0.37	0.41	0.78	(0.37)	7.77	10.75		448,142	1.11	(f)	1.11	(f)	4.80		82
Year ended 08/31/11	7.47	0.35	(0.11)	0.24	(0.35)	7.36	3.07		450,750	0.99	(f)	1.00	(f)	4.53		152
Year ended 08/31/10	7.09	0.40	0.39 (g)	0.79	(0.41)	7.47	11.28	(g)	359,476	1.12	(f)	1.14	(f)	5.34		106
Class C
Six months ended 02/28/15	7.92	0.16	(0.17)	(0.01)	(0.16)	7.75	(0.12)		595,958	1.56	(e)(f)	1.56	(e)(f)	4.04	(e)(f)	24
Year ended 08/31/14	7.90	0.28	0.03	0.31	(0.29)	7.92	3.91		691,152	1.53	(f)	1.54	(f)	3.51		82
Year ended 08/31/13	7.73	0.31	0.18	0.49	(0.32)	7.90	6.45		518,948	1.58	(f)	1.59	(f)	3.86		97
Year ended 08/31/12	7.32	0.33	0.41	0.74	(0.33)	7.73	10.24		258,800	1.61	(f)	1.61	(f)	4.30		82
Year ended 08/31/11	7.44	0.31	(0.12)	0.19	(0.31)	7.32	2.41		267,796	1.49	(f)	1.50	(f)	4.03		152
Year ended 08/31/10	7.06	0.36	0.39 (g)	0.75	(0.37)	7.44	10.75	(g)	189,966	1.62	(f)	1.64	(f)	4.84		106
Class R
Six months ended 02/28/15	7.97	0.17	(0.17)	0.00	(0.17)	7.80	0.01		11,193	1.31	(e)(f)	1.31	(e)(f)	4.29	(e)(f)	24
Year ended 08/31/14	7.95	0.30	0.03	0.33	(0.31)	7.97	4.18		11,152	1.28	(f)	1.29	(f)	3.76		82
Year ended 08/31/13	7.79	0.33	0.17	0.50	(0.34)	7.95	6.57		3,559	1.33	(f)	1.34	(f)	4.11		97
Year ended 08/31/12	7.37	0.35	0.42	0.77	(0.35)	7.79	10.61		1,779	1.36	(f)	1.36	(f)	4.55		82
Year ended 08/31/11	7.49	0.33	(0.12)	0.21	(0.33)	7.37	2.68		1,491	1.24	(f)	1.25	(f)	4.28		152
Year ended 08/31/10	7.10	0.39	0.39 (g)	0.78	(0.39)	7.49	11.15	(g)	1,080	1.37	(f)	1.39	(f)	5.09		106
Class Y
Six months ended 02/28/15	7.94	0.19	(0.17)	0.02	(0.19)	7.77	0.25		771,771	0.81	(e)(f)	0.81	(e)(f)	4.79	(e)(f)	24
Year ended 08/31/14	7.92	0.34	0.03	0.37	(0.35)	7.94	4.69		802,508	0.78	(f)	0.79	(f)	4.26		82
Year ended 08/31/13	7.76	0.37	0.17	0.54	(0.38)	7.92	7.10		550,974	0.83	(f)	0.84	(f)	4.61		97
Year ended 08/31/12	7.34	0.38	0.42	0.80	(0.38)	7.76	11.19		165,609	0.86	(f)	0.86	(f)	5.05		82
Year ended 08/31/11	7.46	0.37	(0.12)	0.25	(0.37)	7.34	3.19		125,900	0.74	(f)	0.75	(f)	4.78		152
Year ended 08/31/10	7.07	0.42	0.39 (g)	0.81	(0.42)	7.46	11.72	(g)	93,479	0.87	(f)	0.89	(f)	5.59		106
Class R5
Six months ended 02/28/15	7.96	0.19	(0.17)	0.02	(0.19)	7.79	0.27		3,510	0.80	(e)(f)	0.80	(e)(f)	4.80	(e)(f)	24
Year ended 08/31/14	7.94	0.34	0.03	0.37	(0.35)	7.96	4.72		8,087	0.76	(f)	0.77	(f)	4.28		82
Year ended 08/31/13	7.77	0.37	0.18	0.55	(0.38)	7.94	7.26		9,260	0.81	(f)	0.82	(f)	4.63		97
Year ended 08/31/12	7.36	0.39	0.41	0.80	(0.39)	7.77	11.13		58,039	0.77	(f)	0.77	(f)	5.14		82
Year ended 08/31/11	7.47	0.38	(0.12)	0.26	(0.37)	7.36	3.40		48,967	0.68	(f)	0.69	(f)	4.84		152
Year ended 08/31/10	7.09	0.42	0.39 (g)	0.81	(0.43)	7.47	11.65	(g)	37,580	0.79	(f)	0.81	(f)	5.67		106
Class R6
Six months ended 02/28/15	7.95	0.19	(0.16)	0.03	(0.19)	7.79	0.44		103,648	0.70	(e)(f)	0.70	(e)(f)	4.90	(e)(f)	24
Year ended 08/31/14	7.94	0.35	0.01	0.36	(0.35)	7.95	4.66		83,025	0.69	(f)	0.70	(f)	4.35		82
Year ended 08/31/13(h)	7.84	0.35	0.11	0.46	(0.36)	7.94	6.01		63,032	0.76	(f)(i)	0.77	(f)(i)	4.68	(i)	97

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal years ended August 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $922,865, $637,959, $11,112, $769,139, $5,275 and $96,570 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Ratio includes line of credit expense of 0.03%, 0.02%, 0.02%, 0.03%, 0.01% and 0.02% for the six months ended February 28, 2015 and the years ended August 31, 2014, August 31, 2013, August 31, 2012, August 31, 2011 and August 31, 2010, respectively.
(g)	Includes the impact of the valuation policy on Corporate Loans effective January 1, 2010. Had the policy change not occurred, Net gains on securities (both realized and unrealized) per share would have been $0.33, $0.33, $0.33, $0.33 and $0.33 for Class A, Class C, Class R, Class Y and Class R5 shares, respectively, and total returns would have been lower.
(h)	Commencement date September 24, 2012.
(i)	Annualized.

34                         Invesco Floating Rate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,001.30	$5.26	$1,019.54	$5.31	1.06%
C	1,000.00	998.80	7.73	1,017.06	7.80	1.56
R	1,000.00	1,000.10	6.50	1,018.30	6.56	1.31
Y	1,000.00	1,002.50	4.02	1,020.78	4.06	0.81
R5	1,000.00	1,002.70	3.97	1,020.83	4.01	0.80
R6	1,000.00	1,003.10	3.48	1,021.32	3.51	0.70

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

35                         Invesco Floating Rate Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	FLR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2015

Invesco Global Real Estate Income Fund
Nasdaq:
A: ASRAX ■ B: SARBX ■ C: ASRCX ■ Y: ASRYX ■ R5: ASRIX ■ R6: ASRFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
10 Financial Statements
12 Notes to Financial Statements
19 Financial Highlights
20 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/14 to 2/28/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.82%
Class B Shares	2.53
Class C Shares	2.53
Class Y Shares	3.06
Class R5 Shares	3.09
Class R6 Shares	3.13
MSCI World Index▼ (Broad Market Index)	2.14
Custom Global Real Estate Income Index¢ (Style-Specific Index)	5.45
Lipper Global Real Estate Funds Classification Average¿ (Peer Group)	4.87

Source(s): ▼FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.;

¿Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Global Real Estate Income Index is an index comprised of the FTSE NAREIT All Equity REITs Index, through August 31, 2011, and the FTSE EPRA/NAREIT Developed Index, which is computed using the net return by withholding applicable taxes, thereafter.

The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.

The FTSE NAREIT All Equity REITs Index is an unmanaged index considered representative of US REITs.

The FTSE EPRA/NAREIT Developed Index is an unmanaged index considered representative of global real estate companies and real estate investment trusts. The index is computed using the net return, which withholds taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Global Real Estate Income Fund

Average Annual Total Returns
As of 2/28/15, including maximum applicable sales charges

Class A Shares
Inception (5/31/02)	9.25%
10 Years	6.38
5 Years	9.82
1 Year	5.58

Class B Shares
10 Years	6.10%
5 Years	9.97
1 Year	6.01

Class C Shares
10 Years	6.11%
5 Years	10.25
1 Year	10.02

Class Y Shares
10 Years	7.12%
5 Years	11.34
1 Year	12.16

Class R5 Shares
10 Years	7.31%
5 Years	11.46
1 Year	12.21

Class R6 Shares
10 Years	7.11%
5 Years	11.35
1 Year	12.30

On March 12, 2007, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown prior to that date is that of the closed-end fund’s common shares and includes the fees applicable to common shares. The closed-end fund’s common shares performance reflects any applicable fee waivers or expense reimbursements.

Class B shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class B shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Class C shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance

Average Annual Total Returns
As of 12/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/31/02)	9.16%
10 Years	5.55
5 Years	9.37
1 Year	8.06

Class B Shares
10 Years	5.27%
5 Years	9.53
1 Year	8.43

Class C Shares
10 Years	5.27%
5 Years	9.81
1 Year	12.43

Class Y Shares
10 Years	6.29%
5 Years	10.90
1 Year	14.61

Class R5 Shares
10 Years	6.47%
5 Years	11.02
1 Year	14.80

Class R6 Shares
10 Years	6.28%
5 Years	10.88
1 Year	14.89

reflects any applicable fee waivers or expense reimbursements.

Class R5 shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions (reinvested at net asset value, except for periods prior to March 12, 2007 where reinvestments were made at the lower of the closed-end fund’s net asset value or market price), changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.28%, 2.03%, 2.03%, 1.03%, 0.92% and 0.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance was positively impacted by a temporary 2% fee on redemptions that was in effect from March 12, 2007 to March 12, 2008. Without income from this temporary fee, returns would have been lower.

Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

3 Invesco Global Real Estate Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Global Real Estate Income Fund

Schedule of Investments

February 28, 2015

(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests–58.19%
Australia–6.54%
Dexus Property Group	1,639,853	$10,122,911
Federation Centres	3,350,870	7,802,742
Goodman Group	2,535,475	12,362,814
Novion Property Group Pty Ltd.	2,499,503	4,804,654
Scentre Group	4,535,653	13,680,455
Stockland	5,067,961	18,572,891
Westfield Corp.	1,581,764	12,125,066
		79,471,533

Belgium–0.15%
Aedifica S.A.	26,644	1,802,456

Canada–3.07%
Allied Properties REIT	375,300	12,186,742
Artis REIT	544,100	6,685,901
Canadian REIT	179,800	6,731,712
Chartwell Retirement Residences	454,825	4,657,408
H&R REIT	363,900	7,039,281
		37,301,044

China–0.26%
China Resources Land Ltd.	1,164,000	3,091,673

Finland–0.20%
Sponda Oyj	484,261	2,423,540

France–2.48%
Gecina S.A.	24,591	3,232,199
ICADE	25,154	2,254,521
Mercialys S.A.	269,249	6,630,471
Unibail-Rodamco S.E.	62,409	17,975,354
		30,092,545

Germany–0.65%
Deutsche Euroshop AG	85,762	4,378,917
Deutsche Wohnen AG	128,550	3,543,999
		7,922,916

Hong Kong–3.31%
Hongkong Land Holdings Ltd.	330,000	2,491,500
Link REIT (The)	2,758,000	17,602,439
New World Development Co. Ltd.	4,253,000	5,017,529
Sino Land Co. Ltd.	2,583,000	4,222,961
Sun Hung Kai Properties Ltd.	392,000	6,146,007
Wharf Holdings Ltd. (The)	651,000	4,746,648
		40,227,084

Japan–7.22%
Activia Properties, Inc.	831	7,362,588
Japan Hotel REIT Investment Corp.	8,417	5,586,006
Japan Logistics Fund Inc.	695	1,413,353
Japan Prime Realty Investment Corp.	2,115	7,592,716

	Shares	Value
Japan–(continued)
Japan Real Estate Investment Corp.	1,311	$6,530,893
Japan Retail Fund Investment Corp.	4,031	8,642,189
Kenedix Office Investment Corp.	1,318	7,502,156
Kenedix Retail REIT Corp.(a)	1,262	2,886,018
Mitsui Fudosan Co., Ltd.	477,000	13,119,120
Mori Hills REIT Investment Corp.	3,849	5,443,420
Nippon Prologis REIT Inc.	3,459	7,979,639
Sumitomo Realty & Development Co., Ltd.	279,000	9,600,247
United Urban Investment Corp.	2,482	4,028,790
		87,687,135

Netherlands–0.57%
Eurocommercial Properties N.V.	75,431	3,509,125
Wereldhave N.V.	49,088	3,375,168
		6,884,293

Singapore–2.58%
Ascendas REIT	3,888,600	7,047,873
CapitaCommercial Trust	4,591,900	5,947,097
CDL Hospitality Trusts	2,000,000	2,597,593
Frasers Centrepoint Trust	3,812,000	5,706,252
Global Logistic Properties Ltd.	1,557,000	2,964,161
Mapletree Industrial Trust	6,265,000	7,102,601
		31,365,577

South Africa–0.75%
Growthpoint Properties Ltd.	1,645,163	4,185,032
Hyprop Investments Ltd.	510,636	4,871,161
		9,056,193

Sweden–0.74%
Castellum AB	254,985	4,367,344
Fabege AB	156,333	2,371,958
Wihlborgs Fastigheter AB	108,064	2,281,226
		9,020,528

United Kingdom–3.94%
Big Yellow Group PLC	642,162	6,265,862
British Land Co. PLC	314,472	4,015,386
Hammerson PLC	962,563	10,038,612
Land Securities Group PLC	1,422,495	27,584,147
		47,904,007

United States–25.73%
AvalonBay Communities, Inc.	124,526	20,962,707
Brixmor Property Group, Inc.	437,800	11,120,120
Cohen & Steers Quality Income Realty Fund, Inc.	357,173	4,336,080
CoreSite Realty Corp.	116,600	5,531,504
Corrections Corp. of America	160,477	6,401,427
EastGroup Properties, Inc.	98,700	6,218,100
Essex Property Trust, Inc.	54,200	12,055,706

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Real Estate Income Fund

	Shares	Value
United States–(continued)
Federal Realty Investment Trust	50,900	$7,229,327
General Growth Properties, Inc.	287,800	8,349,078
Geo Group Inc. (The)	101,000	4,358,150
Government Properties Income Trust	268,450	6,279,045
Health Care REIT, Inc.	78,800	6,076,268
Healthcare Realty Trust, Inc.	318,400	9,087,136
Healthcare Trust of America, Inc.–Class A	589,800	16,366,950
Highwoods Properties, Inc.	168,400	7,680,724
Host Hotels & Resorts Inc.	197,800	4,153,800
Hudson Pacific Properties Inc.	301,600	9,639,136
LaSalle Hotel Properties	484,600	18,860,632
Mid-America Apartment Communities, Inc.	292,300	21,182,981
National Health Investors, Inc.	147,500	10,499,050
National Retail Properties Inc.	209,000	8,410,160
Piedmont Office Realty Trust Inc.–Class A	439,500	8,056,035
Prologis, Inc.	139,200	5,945,232
Public Storage	44,077	8,692,866
Realty Income Corp.	188,166	9,419,590
Retail Opportunity Investments Corp.	760,600	12,740,050
RLJ Lodging Trust	530,500	16,875,205
Simon Property Group, Inc.	118,300	22,519,588
UDR, Inc.	413,439	13,205,242
Ventas, Inc.	47,500	3,537,325
WP GLIMCHER Inc.	384,200	6,658,186
		312,447,400
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $627,944,422)		706,697,924

	Principal Amount

Mortgage-Backed Securities–19.48%
United Kingdom–0.75%
Hercules (Eclipse) PLC., Series 2006-4, Class B, Floating Rate Pass Through Ctfs., 0.92%, 10/25/18(b)(c)	GBP 4,690,779	6,980,654
Triton European Loan Conduit PLC (United Kingdom),
Series 26X, Class F, Floating Rate Pass Through Ctfs., 1.07%, 10/25/19(b)(c)	GBP 513,337	749,253
Series 26X, Class G, Floating Rate Pass Through Ctfs., 1.25%, 10/25/19(b)(c)	GBP 975,926	1,440,367
		9,170,274

United States–18.73%
ACRE Commercial Mortgage Trust,
Series 2013-FL1, Class D, Floating Rate Pass Through Ctfs., 4.57%, 06/15/30(b)(d)	$19,706,000	19,736,534
Series 2013-FL1, Class C, Floating Rate Pass Through Ctfs., 3.17%, 06/15/30(b)(d)	11,671,000	11,684,550

	Principal Amount	Value
United States–(continued)
Banc of America Merrill Lynch Commercial Mortgage Inc.,
Series 2004-2, Class L, Pass Through Ctfs., 4.90%, 11/10/38(d)	$600,000	$605,270
Series 2005-5, Class F, Variable Rate Pass Through Ctfs., 5.24%, 10/10/45(b)(d)	3,800,000	3,788,851
Banc of America Merrill Lynch Large Loan Inc.,
Series 2014-FRR7, Class B, Floating Rate Pass Through Ctfs., 2.42%, 10/26/44(b)(d)	4,900,000	4,647,883
Series 2014-ICTS, Class D, Floating Rate Pass Through Ctfs., 2.07%, 06/15/28(b)(d)	3,300,000	3,300,861
Series 2014-ICTS, Class E, Floating Rate Pass Through Ctfs., 3.12%, 06/15/28(b)(d)	7,350,000	7,329,552
Series 2015-ASHF, Class E, Floating Rate Pass Through Ctfs., 4.17%, 01/15/28(b)(d)	1,400,000	1,400,000
Bear Stearns Commercial Mortgage Securities Trust,
Series 2004-PWR6, Class B, Pass Through Ctfs., 4.95%, 11/11/41(d)	40,159	41,752
Series 2005-PWR8, Class C, Pass Through Ctfs., 4.86%, 06/11/41	4,900,000	4,879,430
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class E, Floating Rate Pass Through Ctfs., 2.52%, 06/15/33(b)(d)	11,700,000	11,681,426
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C4, Class D, Variable Rate Pass Through Ctfs., 5.27%, 08/15/38(b)	8,950,000	9,008,851
Series 2005-C5, Class C, Pass Through Ctfs., 5.10%, 08/15/38	4,975,000	5,050,793
Del Coronado Trust, Series 2013-HDMZ, Class M, Floating Rate Pass Through Ctfs., 5.17%, 03/15/18(b)(d)	12,420,000	12,421,242
FREMF Mortgage Trust, Series 2012-KF01, Class C, Floating Rate Pass Through Ctfs., 3.01%, 10/25/44(b)(d)	1,278,000	1,348,105
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, Variable Rate Pass Through Ctfs., 3.44%, 12/10/27(b)(d)	1,000,000	954,273
GS Mortgage Securities Corp. Trust,
Series 2013-NYC5, Class F, Variable Rate Pass Through Ctfs., 3.65%, 01/10/30(b)(d)	9,200,000	9,218,147
Series 2013-NYC5, Class G, Variable Rate Pass Through Ctfs., 3.65%, 01/10/30(b)(d)	4,000,000	3,929,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Real Estate Income Fund

	Principal Amount	Value
United States–(continued)
GS Mortgage Securities Trust,
Series GSMS 2011-GC3, Class F, Pass Through Ctfs., 5.00%, 03/10/44(d)	$4,900,000	$4,295,389
Series GSMS 2011-GC3, Class E, Pass Through Ctfs., 5.00%, 03/10/44(d)	7,888,000	7,731,802
Series GSMS 2011-GC5, Class E, Variable Rate Pass Through Ctfs., 5.31%, 08/10/44(b)(d)	11,025,000	10,547,612
Hilton USA Trust,
Series 2013-HLF, Class DFL, Floating Rate Pass Through Ctfs., 2.92%, 11/05/30(b)(d)	2,808,575	2,809,476
Series 2013-HLF, Class EFL, Floating Rate Pass Through Ctfs., 3.92%, 11/05/30(b)(d)	12,195,130	12,204,380
Series 2014-ORL, Class E, Floating Rate Pass Through Ctfs., 3.42%, 07/15/29(b)(d)	5,300,000	5,243,491
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class F, Variable Rate Pass Through Ctfs., 5.19%, 01/15/42(b)(d)	7,950,000	7,812,755
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2011-C4, Class TAC1, Pass Through Ctfs., 7.99%, 07/15/46(d)	1,871,089	2,065,729
Series 2014-PHH, Class E, Floating Rate Pass Through Ctfs., 3.47%, 08/15/27(b)(d)	5,000,000	5,028,138
Merrill Lynch Mortgage Trust,
Series 2003-KEY1, Class F, Variable Rate Pass Through Ctfs., 6.70%, 11/12/35(b)(d)	937,000	940,711
Series 2005-MCP1, Class E, Pass Through Ctfs., 5.13%, 06/12/43(d)	4,500,000	4,478,967
Morgan Stanley Capital I Trust,
Series 2005-IQ10, Class B, Variable Rate Pass Through Ctfs., 5.24%, 09/15/42(b)	6,475,000	6,601,169
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.67%, 10/15/42(b)	270,000	264,763
Series 2006-TOP23, Class C, Variable Rate Pass Through Ctfs., 5.81%, 08/12/41(b)(d)	8,875,000	9,171,083
Series 2007-HQ11, Class AJ, Pass Through Ctfs., 5.51%, 02/12/44	5,000,000	5,185,755
Series 2007-TOP27, Class AJ, Variable Rate Pass Through Ctfs., 5.65%, 06/11/42(b)	7,400,000	8,083,390
Starwood Retail Property Trust, Series 2014-STAR, Class E, Floating Rate Pass Through Ctfs., 4.32%, 11/15/27(b)(d)	12,200,000	12,305,371

	Principal Amount	Value
United States–(continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C16, Class H, Variable Rate Pass Through Ctfs., 5.26%, 10/15/41(b)(d)	$550,000	$556,388
Series 2005-C19, Class F, Variable Rate Pass Through Ctfs., 5.42%, 05/15/44(b)(d)	900,000	902,766
Series 2005-C19, Class G, Variable Rate Pass Through Ctfs., 5.43%, 05/15/44(b)(d)	5,000,000	5,015,030
Series 2005-C19, Class H, Variable Rate Pass Through Ctfs., 5.43%, 05/15/44(b)(d)	1,700,000	1,704,851
Series 2005-C21, Class D, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(b)	3,450,000	3,491,052
		227,467,210
Total Mortgage-Backed Securities (Cost $233,488,937)		236,637,484

	Shares

Preferred Stocks–18.15%
Australia–0.40%
Goodman PLUS Trust, 6.46% Unsec. Sub. Gtd. Floating Rate Pfd.(b)	60,179	4,881,078

United States–17.75%
Alexandria Real Estate Equities Inc., Series D, $1.75 Conv. Pfd.	252,000	7,363,138
American Tower Corp., Series A, $5.25 Conv. Pfd.	63,640	6,717,202
CoreSite Realty Corp., Series A, 7.25% Pfd.	292,585	7,677,430
Crown Castle International Corp., Series A, $4.50 Conv. Pfd.	75,000	7,987,500
CubeSmart, Series A, 7.75% Pfd.	336,352	9,061,323
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	12,433
EPR Properties, Series E, $2.25 Conv. Pfd.	162,800	5,616,600
Essex Property Trust, Inc., Series H, 7.13% Pfd.	385,720	10,337,296
General Growth Properties, Inc., Series A, 6.38% Pfd.	119,782	3,141,882
Health Care REIT, Inc., Series J, 6.50% Pfd.	286,900	7,657,361
Hersha Hospitality Trust, Series B, 8.00% Pfd.	340,500	8,992,605
Hudson Pacific Properties Inc., Series B, 8.38% Pfd.	607,407	15,932,286
Kilroy Realty Corp., Series G, 6.88% Pfd.	271,046	7,217,955
Kilroy Realty Corp., Series H, 6.38% Pfd.	291,982	7,430,942
LaSalle Hotel Properties, Series H, 7.50% Pfd.	249,210	6,511,857

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Real Estate Income Fund

	Shares	Value
United States–(continued)
National Retail Properties Inc., Series D, 6.63% Pfd.	421,800	$11,173,482
National Retail Properties Inc., Series E, 5.70% Pfd.	47,000	1,194,857
Pebblebrook Hotel Trust, Series A, 7.88% Pfd.	289,565	7,563,438
Pebblebrook Hotel Trust, Series B, 8.00% Pfd.	155,910	4,131,615
Pebblebrook Hotel Trust, Series C, 6.50% Pfd.	274,670	7,075,499
Public Storage, Series A, 5.88% Pfd.	69,000	1,771,230
Public Storage, Series P, 6.50% Pfd.	59,913	1,561,932
Public Storage, Series Q, 6.50% Pfd.	160,432	4,331,664
Public Storage, Series R, 6.35% Pfd.	326,034	8,643,161
Public Storage, Series Y, 6.38% Pfd.	650,314	17,493,447
Realty Income Corp., Series F, 6.63% Pfd.	144,942	3,877,199
Regency Centers Corp., Series 6, 6.63% Pfd.	29,245	782,596
Regency Centers Corp., Series 7, 6.00% Pfd.	30,162	763,099
Senior Housing Properties Trust, 5.63% Sr. Unsec. Pfd.	100,000	2,492,000
SL Green Realty Corp., Series I, 6.50% Pfd.	88,000	2,320,560
Summit Hotel Properties, Inc., Series A, 9.25% Pfd.	67,294	1,857,314
Summit Hotel Properties, Inc., Series B, 7.88% Pfd.	161,156	4,304,477
Terreno Realty Corp., Series A, 7.75% Pfd.	111,651	2,990,014
Vornado Realty Trust, Series G, 6.63% Pfd.	35,865	927,110
Vornado Realty Trust, Series I, 6.63% Pfd.	281,574	7,208,294
Vornado Realty Trust, Series K, 5.70% Pfd.	97,000	2,475,440
Weyerhaeuser Co., Series A, $3.19 Conv. Pfd.	153,700	8,966,858
		215,563,096
Total Preferred Stocks (Cost $215,161,673)		220,444,174

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes –1.28%
Brazil–0.64%
BR Properties S.A., Sr. Unsec. Gtd. Notes, 9.00%(d)(e)	$7,700,000	$7,719,250

China–0.39%
Country Garden Holdings Co. Ltd., Sr. Unsec. Gtd. Notes, 11.13%, 02/23/18(d)	4,500,000	4,774,050

United States–0.25%
Host Hotels & Resorts L.P., Sr. Unsec. Global Notes, 5.88%, 06/15/19	2,055,000	2,151,328
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	900,000	918,563
		3,069,891
Total U.S. Dollar Denominated Bonds & Notes (Cost $15,736,361)		15,563,191

Non U.S. Dollar Denominated Bonds & Notes–0.22%(c)
Australia–0.22%
General Property Trust, Sr. Unsec. Gtd. Medium-Term Notes, 6.75%, 01/24/19 (Cost $3,222,987)	AUD 2,980,000	2,624,098

	Shares

Money Market Funds–2.31%
Liquid Assets Portfolio–Institutional Class(f)	14,045,771	14,045,771
Premier Portfolio–Institutional Class(f)	14,045,771	14,045,771
Total Money Market Funds (Cost $28,091,542)		28,091,542
TOTAL INVESTMENTS–99.63% (Cost $1,123,645,922)		1,210,058,413
OTHER ASSETS LESS LIABILITIES–0.37%		4,481,009
NET ASSETS–100.00%		$1,214,539,422

Investment Abbreviations:

AUD	– Australian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
GBP	– British Pound
Gtd.	– Guaranteed
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Real Estate Income Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2015.
(c)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $197,395,307, which represented 16.25% of the Fund’s Net Assets.
(e)	Perpetual bond with no specified maturity date.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By country, based on Net Assets

as of February 28, 2015

United States	62.4%
Australia	7.2
Japan	7.2
United Kingdom	4.7
Hong Kong	3.3
Canada	3.1
Singapore	2.6
France	2.5
Countries each less than 2.0% of portfolio	4.3
Money Market Funds Plus Other Assets Less Liabilities	2.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Real Estate Income Fund

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,095,554,380)	$1,181,966,871
Investments in affiliated money market funds, at value and cost	28,091,542
Total investments, at value (Cost $1,123,645,922)	1,210,058,413
Foreign currencies, at value (Cost $2,468,698)	2,470,766
Receivable for:
Investments sold	279,090
Fund shares sold	3,041,155
Dividends and interest	2,369,479
Investment for trustee deferred compensation and retirement plans	130,217
Other assets	115,374
Total assets	1,218,464,494

Liabilities:
Payable for:
Fund shares reacquired	3,021,132
Accrued fees to affiliates	630,891
Accrued trustees’ and officers’ fees and benefits	6,696
Accrued other operating expenses	117,391
Trustee deferred compensation and retirement plans	148,962
Total liabilities	3,925,072
Net assets applicable to shares outstanding	$1,214,539,422

Net assets consist of:
Shares of beneficial interest	$1,126,566,021
Undistributed net investment income	(13,515,951)
Undistributed net realized gain	15,138,556
Net unrealized appreciation	86,350,796
$1,214,539,422

Net Assets:
Class A	$605,658,384
Class B	$1,515,285
Class C	$120,066,043
Class Y	$460,258,530
Class R5	$25,256,674
Class R6	$1,784,506

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	63,724,044
Class B	159,743
Class C	12,658,980
Class Y	48,562,520
Class R5	2,659,376
Class R6	187,702
Class A:
Net asset value per share	$9.50
Maximum offering price per share
(Net asset value of $9.50 ÷ 94.50%)	$10.05
Class B:
Net asset value and offering price per share	$9.49
Class C:
Net asset value and offering price per share	$9.48
Class Y:
Net asset value and offering price per share	$9.48
Class R5:
Net asset value and offering price per share	$9.50
Class R6:
Net asset value and offering price per share	$9.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Real Estate Income Fund

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $822,716)	$20,341,810
Dividends from affiliated money market funds	6,615
Interest	5,274,034
Total investment income	25,622,459

Expenses:
Advisory fees	4,282,480
Administrative services fees	146,426
Custodian fees	73,314
Distribution fees:
Class A	720,422
Class B	7,820
Class C	584,188
Transfer agent fees — A, B, C and Y	872,063
Transfer agent fees — R5	12,182
Transfer agent fees — R6	176
Trustees’ and officers’ fees and benefits	23,229
Other	183,387
Total expenses	6,905,687
Less: Fees waived and expense offset arrangement(s)	(25,253)
Net expenses	6,880,434
Net investment income	18,742,025

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	15,484,414
Foreign currencies	(233,792)
15,250,622
Change in net unrealized appreciation (depreciation) of:
Investment securities	(420,060)
Foreign currencies	(54,182)
(474,242)
Net realized and unrealized gain	14,776,380
Net increase in net assets resulting from operations	$33,518,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Global Real Estate Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	February 28, 2015	August 31, 2014
Operations:
Net investment income	$18,742,025	$35,045,450
Net realized gain	15,250,622	8,931,020
Change in net unrealized appreciation (depreciation)	(474,242)	131,956,988
Net increase in net assets resulting from operations	33,518,405	175,933,458

Distributions to shareholders from net investment income:
Class A	(14,303,104)	(29,303,895)
Class B	(33,699)	(69,155)
Class C	(2,461,019)	(4,479,405)
Class Y	(11,537,935)	(14,944,102)
Class R5	(643,574)	(1,233,982)
Class R6	(38,164)	(3,215)
Total distributions from net investment income	(29,017,495)	(50,033,754)

Distributions to shareholders from net realized gains:
Class A	(292,934)	(7,329,405)
Class B	(812)	(20,716)
Class C	(60,843)	(1,307,959)
Class Y	(234,608)	(3,044,760)
Class R5	(12,797)	(292,640)
Class R6	(758)	(633)
Total distributions from net realized gains	(602,752)	(11,996,113)

Share transactions–net:
Class A	(5,424,496)	(71,036,172)
Class B	(136,110)	(356,965)
Class C	1,313,861	(2,483,292)
Class Y	29,305,216	124,475,560
Class R5	416,171	(1,406,971)
Class R6	354,281	1,319,530
Net increase in net assets resulting from share transactions	25,828,923	50,511,690
Net increase in net assets	29,727,081	164,415,281

Net assets:
Beginning of period	1,184,812,341	1,020,397,060
End of period (includes undistributed net investment income of $(13,515,951) and $(3,240,481), respectively)	$1,214,539,422	$1,184,812,341

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Real Estate Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective

12                         Invesco Global Real Estate Income Fund

November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net

13                         Invesco Global Real Estate Income Fund

realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

14                         Invesco Global Real Estate Income Fund

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.75%
Next $250 million	0.74%
Next $500 million	0.73%
Next $1.5 billion	0.72%
Next $2.5 billion	0.71%
Next $2.5 billion	0.70%
Next $2.5 billion	0.69%
Over $10 billion	0.68%

For the six months ended February 28, 2015, the effective advisory fees incurred by the Fund was 0.73%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursemnt (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 1.75% and 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursemnt to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended February 28, 2015, the Adviser waived advisory fees of $24,861.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

15                         Invesco Global Real Estate Income Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2015, IDI advised the Fund that IDI retained $57,750 in front-end sales commissions from the sale of Class A shares and $1,386, $419 and $4,238 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended February 28, 2015, there were transfers from Level 1 to Level 2 of $22,719,367 and from Level 2 to Level 1 of $133,465,052, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$84,352,611	$2,624,098	$—	$86,976,709
Belgium	1,802,456	—	—	1,802,456
Brazil	—	7,719,250	—	7,719,250
Canada	37,301,044	—	—	37,301,044
China	3,091,673	4,774,050	—	7,865,723
Finland	2,423,540	—	—	2,423,540
France	12,117,191	17,975,354	—	30,092,545
Germany	7,922,916	—	—	7,922,916
Hong Kong	40,227,084	—	—	40,227,084
Japan	64,967,768	22,719,367	—	87,687,135
Netherlands	6,884,293	—	—	6,884,293
Singapore	28,401,416	2,964,161	—	31,365,577
South Africa	9,056,193	—	—	9,056,193
Sweden	6,648,570	2,371,958	—	9,020,528
United Kingdom	43,888,621	13,185,660	—	57,074,281
United States	547,531,610	239,107,529	—	786,639,139
Total Investments	$896,616,986	$313,441,427	$—	$1,210,058,413

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $392.

16                         Invesco Global Real Estate Income Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2015 was $316,775,554 and $276,667,556, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$77,397,628
Aggregate unrealized (depreciation) of investment securities	(18,449,359)
Net unrealized appreciation of investment securities	$58,948,269

Cost of investments for tax purposes is $1,151,110,144.

17                         Invesco Global Real Estate Income Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	9,066,328	$84,973,144	21,831,402	$194,598,629
Class B	7,127	67,527	19,347	175,050
Class C	1,101,532	10,226,483	2,660,455	23,754,784
Class Y	9,994,772	92,808,801	30,854,297	277,083,008
Class R5	300,020	2,802,077	571,384	5,091,729
Class R6	62,198	580,523	154,100	1,425,572

Issued as reinvestment of dividends:
Class A	1,074,014	9,796,359	3,295,294	28,602,726
Class B	2,914	26,543	8,822	76,364
Class C	212,279	1,934,158	553,619	4,795,746
Class Y	1,017,703	9,253,678	1,678,076	14,607,185
Class R5	68,749	625,786	164,077	1,423,539
Class R6	4,242	38,659	374	3,267

Automatic conversion of Class B shares to Class A shares:
Class A	13,520	126,361	21,919	197,730
Class B	(13,532)	(126,361)	(21,948)	(197,730)

Reacquired:
Class A	(10,784,965)	(100,320,360)	(33,038,903)	(294,435,257)
Class B	(10,976)	(103,819)	(46,209)	(410,649)
Class C	(1,168,474)	(10,846,780)	(3,501,043)	(31,033,822)
Class Y	(7,832,628)	(72,757,263)	(18,932,345)	(167,214,633)
Class R5	(322,880)	(3,011,692)	(889,093)	(7,922,239)
Class R6	(28,522)	(264,901)	(11,744)	(109,309)
Net increase in share activity	2,763,421	$25,828,923	5,371,881	$50,511,690

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18                         Invesco Global Real Estate Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period		Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/15	$9.48	$0.15	$0.10	$0.25	$(0.23)	$(0.00)	$(0.23)	$9.50		2.82%	$605,658	1.21	%(d)	1.21	%(d)	3.19	%(d)	24%
Year ended 08/31/14	8.52	0.29	1.19	1.48	(0.42)	(0.10)	(0.52)	9.48		18.13	609,824	1.27		1.27		3.26		61
Year ended 08/31/13	8.97	0.36	(0.31)	0.05	(0.50)	—	(0.50)	8.52		0.43	615,876	1.26		1.27		4.00		63
Year ended 08/31/12	8.39	0.41	0.57	0.98	(0.40)	—	(0.40)	8.97	(e)	12.19	318,464	1.31		1.31		4.82		49
Year ended 08/31/11	7.77	0.32	0.61	0.93	(0.31)	—	(0.31)	8.39		12.11	203,100	1.30		1.30		3.83		101
Year ended 08/31/10	6.62	0.28	1.14	1.42	(0.27)	—	(0.27)	7.77		21.85	147,568	1.37		1.38		3.93		77
Class B
Six months ended 02/28/15	9.46	0.11	0.12	0.23	(0.20)	(0.00)	(0.20)	9.49		2.53	1,515	1.96	(d)	1.96	(d)	2.44	(d)	24
Year ended 08/31/14	8.51	0.23	1.18	1.41	(0.36)	(0.10)	(0.46)	9.46		17.13	1,647	2.02		2.02		2.51		61
Year ended 08/31/13	8.95	0.29	(0.30)	(0.01)	(0.43)	—	(0.43)	8.51		(0.23)	1,822	2.01		2.02		3.25		63
Year ended 08/31/12	8.36	0.34	0.59	0.93	(0.34)	—	(0.34)	8.95	(e)	11.49	1,606	2.06		2.06		4.07		49
Year ended 08/31/11	7.75	0.26	0.59	0.85	(0.24)	—	(0.24)	8.36		11.15	1,772	2.05		2.05		3.08		101
Year ended 08/31/10	6.60	0.23	1.14	1.37	(0.22)	—	(0.22)	7.75		21.02	1,676	2.12		2.13		3.18		77
Class C
Six months ended 02/28/15	9.46	0.11	0.11	0.22	(0.20)	(0.00)	(0.20)	9.48		2.42	120,066	1.96	(d)	1.96	(d)	2.44	(d)	24
Year ended 08/31/14	8.51	0.23	1.18	1.41	(0.36)	(0.10)	(0.46)	9.46		17.14	118,319	2.02		2.02		2.51		61
Year ended 08/31/13	8.95	0.29	(0.30)	(0.01)	(0.43)	—	(0.43)	8.51		(0.23)	108,878	2.01		2.02		3.25		63
Year ended 08/31/12	8.36	0.34	0.59	0.93	(0.34)	—	(0.34)	8.95	(e)	11.49	44,790	2.06		2.06		4.07		49
Year ended 08/31/11	7.75	0.26	0.59	0.85	(0.24)	—	(0.24)	8.36		11.15	26,511	2.05		2.05		3.08		101
Year ended 08/31/10	6.60	0.23	1.14	1.37	(0.22)	—	(0.22)	7.75		21.02	16,692	2.12		2.13		3.18		77
Class Y
Six months ended 02/28/15	9.45	0.16	0.11	0.27	(0.24)	(0.00)	(0.24)	9.48		3.06	460,259	0.96	(d)	0.96	(d)	3.44	(d)	24
Year ended 08/31/14	8.50	0.32	1.17	1.49	(0.44)	(0.10)	(0.54)	9.45		18.33	428,854	1.02		1.02		3.51		61
Year ended 08/31/13	8.95	0.39	(0.32)	0.07	(0.52)	—	(0.52)	8.50		0.68	270,196	1.01		1.02		4.25		63
Year ended 08/31/12	8.36	0.43	0.58	1.01	(0.42)	—	(0.42)	8.95	(e)	12.62	114,525	1.06		1.06		5.07		49
Year ended 08/31/11	7.75	0.34	0.60	0.94	(0.33)	—	(0.33)	8.36		12.28	26,139	1.05		1.05		4.08		101
Year ended 08/31/10	6.60	0.31	1.13	1.44	(0.29)	—	(0.29)	7.75		22.21	22,047	1.12		1.13		4.18		77
Class R5
Six months ended 02/28/15	9.47	0.16	0.12	0.28	(0.25)	(0.00)	(0.25)	9.50		3.09	25,257	0.91	(d)	0.91	(d)	3.49	(d)	24
Year ended 08/31/14	8.52	0.32	1.18	1.50	(0.45)	(0.10)	(0.55)	9.47		18.40	24,749	0.91		0.91		3.62		61
Year ended 08/31/13	8.96	0.39	(0.30)	0.09	(0.53)	—	(0.53)	8.52		0.85	23,565	0.94		0.95		4.32		63
Year ended 08/31/12	8.38	0.44	0.57	1.01	(0.43)	—	(0.43)	8.96	(e)	12.63	30,076	0.98		0.98		5.15		49
Year ended 08/31/11	7.76	0.35	0.61	0.96	(0.34)	—	(0.34)	8.38		12.52	35,777	0.96		0.96		4.17		101
Year ended 08/31/10	6.62	0.32	1.13	1.45	(0.31)	—	(0.31)	7.76		22.27	37,711	0.92		0.93		4.38		77
Class R6
Six months ended 02/28/15	9.48	0.17	0.11	0.28	(0.25)	(0.00)	(0.25)	9.51		3.13	1,785	0.83	(d)	0.83	(d)	3.57	(d)	24
Year ended 08/31/14	8.52	0.34	1.18	1.52	(0.46)	(0.10)	(0.56)	9.48		18.62	1,420	0.87		0.87		3.66		61
Year ended 08/31/13(f)	8.98	0.38	(0.41)	(0.03)	(0.43)	—	(0.43)	8.52		(0.49)	60	0.86	(g)	0.87	(g)	4.40	(g)	63

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $581,134, $1,577, $117,806, $448,514, $24,579 and $1,541 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

19                         Invesco Global Real Estate Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,028.20	$6.08	$1,018.79	$6.06	1.21%
B	1,000.00	1,025.30	9.84	1,015.08	9.79	1.96
C	1,000.00	1,025.30	9.84	1,015.08	9.79	1.96
Y	1,000.00	1,030.60	4.83	1,020.03	4.81	0.96
R5	1,000.00	1,030.90	4.58	1,020.28	4.56	0.91
R6	1,000.00	1,031.30	4.18	1,020.68	4.16	0.83

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20                         Invesco Global Real Estate Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	GREI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2015

Invesco Growth and Income Fund
Nasdaq:
A: ACGIX ¡ B: ACGJX ¡ C: ACGKX ¡ R: ACGLX ¡ Y: ACGMX ¡ R5: ACGQX ¡ R6: GIFFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
8 Financial Statements
10 Notes to Financial Statements
18 Financial Highlights
20 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/14 to 2/28/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.77%
Class B Shares	1.77
Class C Shares	1.41
Class R Shares	1.67
Class Y Shares	1.91
Class R5 Shares	1.96
Class R6 Shares	2.05
S&P 500 Index▼ (Broad Market Index)	6.12
Russell 1000 Value Index▼ (Style-Specific Index)	3.48
Lipper Large-Cap Value Funds Index¢ (Peer Group Index)	3.31

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co.

Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Growth and Income Fund

Average Annual Total Returns

As of 2/28/15, including maximum applicable sales charges
Class A Shares
Inception (8/1/46)	9.53%
10 Years	6.80
5 Years	11.97
1 Year	3.76

Class B Shares
Inception (8/2/93)	9.83%
10 Years	7.32
5 Years	12.98
1 Year	4.89

Class C Shares
Inception (8/2/93)	9.33%
10 Years	6.62
5 Years	12.41
1 Year	7.99

Class R Shares
Inception (10/1/02)	9.41%
10 Years	7.14
5 Years	12.97
1 Year	9.52

Class Y Shares
Inception (10/19/04)	8.62%
10 Years	7.68
5 Years	13.53
1 Year	10.07

Class R5 Shares
10 Years	7.60%
5 Years	13.65
1 Year	10.18

Class R6 Shares
10 Years	7.52%
5 Years	13.48
1 Year	10.29

Effective June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund, Van Kampen Growth and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Growth and Income Fund (renamed Invesco Growth and Income Fund). Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Growth and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on June 1, 2010. Performance shown prior to that

Average Annual Total Returns
As of 12/31/14, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (8/1/46)	9.55%
10 Years	6.84
5 Years	11.97
1 Year	4.10

Class B Shares
Inception (8/2/93)	9.87%
10 Years	7.35
5 Years	12.98
1 Year	5.22

Class C Shares
Inception (8/2/93)	9.37%
10 Years	6.67
5 Years	12.42
1 Year	8.34

Class R Shares
Inception (10/1/02)	9.48%
10 Years	7.19
5 Years	12.97
1 Year	9.86

Class Y Shares
Inception (10/19/04)	8.68%
10 Years	7.72
5 Years	13.53
1 Year	10.42

Class R5 Shares
10 Years	7.64%
5 Years	13.64
1 Year	10.53

Class R6 Shares
10 Years	7.56%
5 Years	13.48
1 Year	10.63

date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.84%, 0.84%, 1.59%, 1.09%, 0.59%, 0.48% and 0.39%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.85%, 0.85%, 1.60%, 1.10%, 0.60%, 0.49% and 0.40%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

[1]	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

3                         Invesco Growth and Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Growth and Income Fund

Schedule of Investments(a)

February 28, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.52%
Aerospace & Defense–1.36%
General Dynamics Corp.	928,600	$128,871,108

Agricultural Products–1.05%
Archer-Daniels-Midland Co.	2,067,564	98,994,964

Application Software–1.76%
Adobe Systems Inc.(b)	1,088,117	86,070,055
Citrix Systems, Inc.(b)	1,263,101	80,427,956
		166,498,011

Asset Management & Custody Banks–2.49%
Northern Trust Corp.	1,465,800	102,356,814
State Street Corp.	1,780,285	132,542,218
		234,899,032

Automobile Manufacturers–1.20%
General Motors Co.	3,052,391	113,884,708

Biotechnology–1.25%
Amgen Inc.	750,003	118,290,473

Broadcasting–0.26%
CBS Corp.–Class B	408,951	24,169,004

Cable & Satellite–2.71%
Comcast Corp.–Class A	2,679,832	159,128,424
Time Warner Cable Inc.	628,754	96,859,554
		255,987,978

Communications Equipment–1.43%
Cisco Systems, Inc.	4,595,441	135,611,464

Construction Machinery & Heavy Trucks–0.71%
Caterpillar Inc.	807,523	66,943,657

Consumer Finance–0.37%
Synchrony Financial(b)	1,099,977	35,144,265

Diversified Banks–11.81%
Bank of America Corp.	12,500,913	197,639,435
Citigroup Inc.	7,763,755	406,976,037
Comerica Inc.	2,058,004	94,215,423
JPMorgan Chase & Co.	6,808,919	417,250,556
		1,116,081,451

Diversified Chemicals–0.51%
Dow Chemical Co. (The)	986,206	48,560,783

Diversified Metals & Mining–0.25%
Freeport-McMoRan Inc.	1,072,958	23,208,082

Electric Utilities–0.52%
FirstEnergy Corp.	1,418,222	49,609,406

	Shares	Value
Electronic Components–1.31%
Corning Inc.	5,062,838	$123,533,247

General Merchandise Stores–1.76%
Target Corp.	2,170,702	166,775,035

Health Care Equipment–0.95%
Medtronic PLC	1,156,991	89,770,932

Health Care Services–0.77%
Express Scripts Holding Co.(b)	854,560	72,458,142

Hotels, Resorts & Cruise Lines–1.65%
Carnival Corp.	3,535,174	155,512,304

Household Products–1.16%
Procter & Gamble Co. (The)	1,284,181	109,322,329

Hypermarkets & Super Centers–1.49%
Wal-Mart Stores, Inc.	1,672,313	140,357,230

Industrial Conglomerates–2.89%
General Electric Co.	10,493,314	272,721,231

Industrial Machinery–1.20%
Ingersoll-Rand PLC	1,689,181	113,496,071

Insurance Brokers–3.01%
Aon PLC	994,165	99,774,399
Marsh & McLennan Cos., Inc.	1,760,678	100,164,972
Willis Group Holdings PLC	1,767,149	84,328,350
		284,267,721

Integrated Oil & Gas–5.65%
Exxon Mobil Corp.	1,011,307	89,541,122
Occidental Petroleum Corp.	1,116,613	86,961,820
Royal Dutch Shell PLC–Class A (United Kingdom)	7,192,154	234,592,175
Total S.A. (France)	2,282,661	122,579,538
		533,674,655

Integrated Telecommunication Services–1.67%
Koninklijke KPN N.V. (Netherlands)	6,349,906	21,655,615
Orange S.A. (France)	1,419,471	25,850,782
Telecom Italia S.p.A. (Italy)(b)	13,261,221	15,872,384
Telefonica S.A. (Spain)	982,762	15,281,845
Verizon Communications Inc.	1,606,446	79,438,755
		158,099,381

Internet Software & Services–1.60%
eBay Inc.(b)	2,613,078	151,323,347

Investment Banking & Brokerage–4.71%
Charles Schwab Corp. (The)	3,894,397	114,261,608
Goldman Sachs Group, Inc. (The)	530,087	100,605,212
Morgan Stanley	6,431,806	230,194,337
		445,061,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Growth and Income Fund

	Shares	Value
IT Consulting & Other Services–1.35%
Amdocs Ltd.	2,424,996	$127,312,290

Managed Health Care–2.42%
Anthem, Inc.	771,454	112,979,438
UnitedHealth Group Inc.	1,017,473	115,615,457
		228,594,895

Movies & Entertainment–1.34%
Time Warner Inc.	778,592	63,735,541
Viacom Inc.–Class B	904,142	63,235,692
		126,971,233

Multi-Utilities–0.70%
PG&E Corp.	1,228,310	65,997,096

Oil & Gas Drilling–0.47%
Ensco PLC–Class A	1,817,822	44,482,104

Oil & Gas Equipment & Services–1.29%
Baker Hughes Inc.	1,943,224	121,470,932

Oil & Gas Exploration & Production–3.00%
Anadarko Petroleum Corp.	964,299	81,222,905
Apache Corp.	1,651,035	108,704,144
Canadian Natural Resources Ltd. (Canada)	3,228,920	93,922,825
		283,849,874

Other Diversified Financial Services–1.29%
Voya Financial, Inc.	2,751,258	121,578,091

Packaged Foods & Meats–2.01%
Mondelez International Inc.–Class A	3,032,797	112,016,357
Unilever N.V.–New York Shares (United Kingdom)	1,792,002	77,898,327
		189,914,684

Pharmaceuticals–7.66%
Eli Lilly and Co.	1,852,311	129,976,663
Merck & Co., Inc.	2,446,394	143,211,905
Novartis AG (Switzerland)	1,443,189	147,821,612
Novartis AG–ADR (Switzerland)	117,137	11,994,829
Pfizer Inc.	2,272,795	78,002,325
Sanofi (France)	980,191	96,200,914
Teva Pharmaceutical Industries Ltd.–ADR (Israel)	2,049,165	116,843,388
		724,051,636

Publishing–0.80%
Thomson Reuters Corp.	1,926,011	75,592,080

Railroads–1.08%
CSX Corp.	2,971,836	101,963,693

	Shares	Value
Regional Banks–4.66%
BB&T Corp.	2,056,598	$78,253,554
Citizens Financial Group Inc.	2,946,043	73,179,708
Fifth Third Bancorp	4,238,079	82,049,209
First Horizon National Corp.	2,876,831	41,109,915
PNC Financial Services Group, Inc. (The)	1,802,479	165,755,969
		440,348,355

Security & Alarm Services–1.03%
Tyco International PLC	2,316,246	97,791,906

Semiconductor Equipment–1.64%
Applied Materials, Inc.	6,195,373	155,194,094

Semiconductors–2.23%
Broadcom Corp.–Class A	2,127,684	96,235,147
Intel Corp.	3,435,596	114,233,567
		210,468,714

Specialized Finance–0.71%
CME Group Inc.–Class A	695,832	66,751,164

Systems Software–2.62%
Microsoft Corp.	2,610,914	114,488,579
Symantec Corp.	5,275,670	132,735,857
		247,224,436

Technology Hardware, Storage & Peripherals–0.78%
NetApp, Inc.	1,911,440	73,877,156

Tobacco–1.01%
Philip Morris International Inc.	1,148,412	95,272,260

Wireless Telecommunication Services–0.93%
Vodafone Group PLC–ADR (United Kingdom)	2,544,744	87,946,353
Total Common Stocks & Other Equity Interests (Cost $6,636,759,381)		9,119,780,214

Money Market Funds–3.47%
Liquid Assets Portfolio–Institutional Class(c)	164,123,065	164,123,065
Premier Portfolio–Institutional Class(c)	164,123,065	164,123,065
Total Money Market Funds (Cost $328,246,130)		328,246,130
TOTAL INVESTMENTS–99.99% (Cost $6,965,005,511)		9,448,026,344
OTHER ASSETS LESS LIABILITIES–0.01%		1,082,968
NET ASSETS–100.00%		$9,449,109,312

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Growth and Income Fund

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2015

Financials	29.0%
Information Technology	14.7
Health Care	13.1
Energy	10.4
Consumer Discretionary	9.7
Industrials	8.3
Consumer Staples	6.7
Telecommunication Services	2.6
Utilities	1.2
Materials	0.8
Money Market Funds Plus Other Assets Less Liabilities	3.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Growth and Income Fund

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

Assets:
Investments, at value (Cost $6,636,759,381)	$9,119,780,214
Investments in affiliated money market funds, at value and cost	328,246,130
Total investments, at value (Cost $6,965,005,511)	9,448,026,344
Foreign currencies, at value (Cost $1,012)	1,003
Receivable for:
Investments sold	760,502
Fund shares sold	20,386,824
Dividends	21,228,906
Investment for trustee deferred compensation and retirement plans	636,974
Forward foreign currency contracts outstanding	3,582,348
Other assets	213,254
Total assets	9,494,836,155

Liabilities:
Payable for:
Investments purchased	23,621,628
Fund shares reacquired	15,960,354
Accrued fees to affiliates	5,114,589
Accrued trustees’ and officers’ fees and benefits	33,654
Accrued other operating expenses	243,563
Trustee deferred compensation and retirement plans	753,055
Total liabilities	45,726,843
Net assets applicable to shares outstanding	$9,449,109,312

Net assets consist of:
Shares of beneficial interest	$6,746,606,866
Undistributed net investment income	36,954,891
Undistributed net realized gain	179,007,295
Net unrealized appreciation	2,486,540,260
$9,449,109,312

Net Assets:
Class A	$5,041,927,988
Class B	$67,478,869
Class C	$332,246,069
Class R	$160,460,489
Class Y	$2,236,907,697
Class R5	$824,218,740
Class R6	$785,869,460

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	188,624,653
Class B	2,544,295
Class C	12,564,645
Class R	6,000,653
Class Y	83,611,537
Class R5	30,775,905
Class R6	29,336,578
Class A:
Net asset value per share	$26.73
Maximum offering price per share
(Net asset value of $26.73 ÷ 94.50%)	$28.29
Class B:
Net asset value and offering price per share	$26.52
Class C:
Net asset value and offering price per share	$26.44
Class R:
Net asset value and offering price per share	$26.74
Class Y:
Net asset value and offering price per share	$26.75
Class R5:
Net asset value and offering price per share	$26.78
Class R6:
Net asset value and offering price per share	$26.79

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Growth and Income Fund

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,267,536)	$95,905,405
Dividends from affiliated money market funds	70,442
Interest	32,343
Total investment income	96,008,190

Expenses:
Advisory fees	16,435,922
Administrative services fees	377,313
Custodian fees	177,643
Distribution fees:
Class A	6,292,646
Class B	92,491
Class C	1,624,726
Class R	423,412
Transfer agent fees — A, B, C, R and Y	7,861,021
Transfer agent fees — R5	408,880
Transfer agent fees — R6	4,065
Trustees’ and officers’ fees and benefits	110,609
Other	476,597
Total expenses	34,285,325
Less: Fees waived and expense offset arrangement(s)	(229,683)
Net expenses	34,055,642
Net investment income	61,952,548

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	343,260,973
Foreign currencies	(259,563)
Forward foreign currency contracts	85,703,134
428,704,544
Change in net unrealized appreciation (depreciation) of:
Investment securities	(325,966,613)
Foreign currencies	(70,330)
Forward foreign currency contracts	3,328,104
(322,708,839)
Net realized and unrealized gain	105,995,705
Net increase in net assets resulting from operations	$167,948,253

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	February 28, 2015	August 31, 2014
Operations:
Net investment income	$61,952,548	$190,760,236
Net realized gain	428,704,544	717,887,643
Change in net unrealized appreciation (depreciation)	(322,708,839)	866,967,078
Net increase in net assets resulting from operations	167,948,253	1,775,614,957

Distributions to shareholders from net investment income:
Class A	(70,808,691)	(61,612,058)
Class B	(1,038,457)	(1,179,649)
Class C	(3,311,862)	(1,447,199)
Class R	(2,179,958)	(1,736,950)
Class Y	(33,074,224)	(29,080,386)
Class R5	(12,756,118)	(12,570,413)
Class R6	(10,810,103)	(7,418,125)
Total distributions from net investment income	(133,979,413)	(115,044,780)

Distributions to shareholders from net realized gains:
Class A	(452,856,731)	(117,716,418)
Class B	(6,596,296)	(2,338,436)
Class C	(29,434,651)	(7,258,149)
Class R	(15,312,972)	(4,191,643)
Class Y	(194,870,035)	(45,186,746)
Class R5	(71,525,594)	(18,438,457)
Class R6	(60,590,022)	(8,430,934)
Total distributions from net realized gains	(831,186,301)	(203,560,783)

Share transactions–net:
Class A	177,747,553	(288,693,649)
Class B	(8,966,165)	(34,204,390)
Class C	25,594,590	(5,617,121)
Class R	(5,957,397)	(18,402,121)
Class Y	236,020,013	34,843,158
Class R5	12,408,956	29,578,569
Class R6	193,834,154	231,388,328
Net increase (decrease) in net assets resulting from share transactions	630,681,704	(51,107,226)
Net increase (decrease) in net assets	(166,535,757)	1,405,902,168

Net assets:
Beginning of period	9,615,645,069	8,209,742,901
End of period (includes undistributed net investment income of $36,954,891 and $108,981,756, respectively)	$9,449,109,312	$9,615,645,069

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Growth and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

10                         Invesco Growth and Income Fund

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and

11                         Invesco Growth and Income Fund

unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon

12                         Invesco Growth and Income Fund

exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Put Options Purchased — The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment Securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

For the six months ended February 28, 2015, the effective advisory fees incurred by the Fund was 0.35%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2015, the Adviser waived advisory fees of $226,639.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class B, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.

13                         Invesco Growth and Income Fund

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2015, IDI advised the Fund that IDI retained $295,028 in front-end sales commissions from the sale of Class A shares and $2,680, $8,047 and $2,516 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2015, the Fund incurred $45,662 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,879,654,238	$568,372,106	$—	$9,448,026,344
Forward Foreign Currency Contracts*	—	3,582,348	—	3,582,348
Total Investments	$8,879,654,238	$571,954,454	$—	$9,451,608,692

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$8,249,246	$(4,666,898)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Forward foreign currency contracts outstanding.

14                         Invesco Growth and Income Fund

Effect of Derivative Investments for the six months ended February 28, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Options Purchased(a)
Realized Gain (Loss):
Currency risk	$85,703,134	$—
Equity risk	—	(540,606)
Change in Unrealized Appreciation:
Currency risk	3,328,104	—
Equity risk	—	426,922
Total	$89,031,238	$(113,684)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and net change in unrealized appreciation (depreciation) on investment securities.

The table below summarizes the six months average notional value of forward foreign currency contracts and the three months average notational value of options purchased outstanding during the period.

	Forward Foreign Currency Contracts	Options Purchased
Average notional value	$823,650,380	$17,451,967

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
03/20/15	Bank of New York Mellon (The)	CAD	83,169,276	USD	65,754,780	$66,512,849	$(758,069)
03/20/15	State Street Bank & Trust Co.	CAD	83,277,914	USD	65,846,918	66,599,730	(752,812)
03/20/15	Bank of New York Mellon (The)	CHF	55,266,164	USD	59,703,315	58,023,042	1,680,273
03/20/15	State Street Bank & Trust Co.	CHF	55,405,489	USD	59,843,223	58,169,317	1,673,906
03/20/15	Bank of New York Mellon (The)	EUR	122,404,982	USD	138,397,193	137,016,661	1,380,532
03/20/15	State Street Bank & Trust Co.	EUR	122,355,664	USD	138,333,478	136,961,455	1,372,023
03/20/15	Bank of New York Mellon (The)	GBP	80,119,963	USD	122,079,589	123,673,992	(1,594,403)
03/20/15	State Street Bank & Trust Co.	GBP	80,139,477	USD	122,142,500	123,704,114	(1,561,614)
03/20/15	Bank of New York Mellon (The)	ILS	170,064,330	USD	43,768,969	42,698,726	1,070,243
03/20/15	State Street Bank & Trust Co.	ILS	170,081,978	USD	43,775,426	42,703,157	1,072,269
Total Forward Foreign Currency Contracts — Currency Risk							$3,582,348

Currency Abbreviations:

CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
ILS	– Israeli Shekel
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

15                         Invesco Growth and Income Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of February 28, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received		Net Amount
Counterparty				Financial Instruments	Cash
Bank of New York Mellon (The)	$4,131,048	$(2,352,472)	$1,778,576	$—	$—	$1,778,576
State Street Bank & Trust Co.	4,118,198	(2,314,426)	1,803,772	—	—	1,803,772
Total	$8,249,246	$(4,666,898)	$3,582,348	$—	$—	$3,582,348

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged		Net Amount
Counterparty				Financial Instruments	Cash
Bank of New York Mellon (The)	$2,352,472	$(2,352,472)	$—	$—	$—	$—
State Street Bank & Trust Co.	2,314,426	(2,314,426)	—	—	—	—
Total	$4,666,898	$(4,666,898)	$—	$—	$—	$—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,044.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2014.

16                         Invesco Growth and Income Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2015 was $1,248,090,555 and $1,526,477,260, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,623,264,659
Aggregate unrealized (depreciation) of investment securities	(146,460,341)
Net unrealized appreciation of investment securities	$2,476,804,318

Cost of investments for tax purposes is $6,971,222,026.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	9,143,453	$251,575,823	20,450,645	$551,400,574
Class B	15,542	426,994	55,993	1,492,955
Class C	635,157	17,136,674	1,054,947	28,254,914
Class R	535,206	14,757,430	1,443,041	39,138,626
Class Y	9,414,798	260,310,343	17,406,820	473,531,971
Class R5	2,857,649	78,764,543	10,863,248	296,409,011
Class R6	6,770,892	184,656,929	10,686,110	288,760,455

Issued as reinvestment of dividends:
Class A	19,320,591	498,427,415	6,491,884	170,525,029
Class B	284,154	7,275,289	128,924	3,358,844
Class C	1,169,271	29,822,350	306,483	7,924,492
Class R	676,868	17,469,554	225,990	5,927,788
Class Y	8,481,982	219,052,161	2,711,161	71,425,728
Class R5	3,258,853	84,280,873	1,172,727	30,940,210
Class R6	2,680,220	69,295,197	594,490	15,775,850

Automatic conversion of Class B shares to Class A shares:
Class A	434,132	12,004,750	970,672	26,486,043
Class B	(437,405)	(12,004,750)	(977,570)	(26,486,043)

Reacquired:
Class A	(21,218,741)	(584,260,435)	(38,227,817)	(1,037,105,295)
Class B	(169,603)	(4,663,698)	(465,664)	(12,570,146)
Class C	(783,247)	(21,364,434)	(1,545,384)	(41,796,527)
Class R	(1,396,704)	(38,184,381)	(2,330,503)	(63,468,535)
Class Y	(8,834,250)	(243,342,491)	(18,798,733)	(510,114,541)
Class R5	(5,326,240)	(150,636,460)	(10,842,356)	(297,770,652)
Class R6	(2,160,050)	(60,117,972)	(2,670,780)	(73,147,977)
Net increase (decrease) in share activity	25,352,528	$630,681,704	(1,295,672)	$(51,107,226)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco Growth and Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(b)
Class A
Six months ended 02/28/15	$29.30	$0.17		$0.24	$0.41	$(0.40)	$(2.58)	$(2.98)	$26.73	1.81	%(c)	$5,041,928	0.83	%(d)	0.83	%(d)	1.24	%(d)	14%
Year ended 08/31/14	24.92	0.55	(e)	4.78	5.33	(0.33)	(0.62)	(0.95)	29.30	21.84	(c)	5,302,375	0.83		0.84		2.03	(e)	31
Year ended 08/31/13	20.48	0.31		4.47	4.78	(0.34)	—	(0.34)	24.92	23.57	(c)	4,766,860	0.81		0.82		1.37		29
Year ended 08/31/12	18.01	0.32		2.42	2.74	(0.27)	—	(0.27)	20.48	15.33	(c)	4,266,135	0.83		0.84		1.66		25
Year ended 08/31/11	16.06	0.24		1.91	2.15	(0.20)	—	(0.20)	18.01	13.37	(c)	4,149,537	0.83		0.84		1.23		23
Nine months ended 08/31/10	17.19	0.18		(1.13)	(0.95)	(0.18)	—	(0.18)	16.06	(5.60	)(c)	4,122,779	0.74	(f)	0.74	(f)	1.36	(f)	23
Year ended 11/30/09	13.87	0.23		3.34	3.57	(0.25)	—	(0.25)	17.19	26.24	(g)	4,496,159	0.88		0.88		1.58		51
Class B
Six months ended 02/28/15	29.10	0.17		0.23	0.40	(0.40)	(2.58)	(2.98)	26.52	1.77	(c)(h)	67,479	0.83	(d)(h)	0.83	(d)(h)	1.24	(d)(h)	14
Year ended 08/31/14	24.75	0.54	(e)	4.75	5.29	(0.32)	(0.62)	(0.94)	29.10	21.86	(c)(h)	82,970	0.83	(h)	0.84	(h)	2.03	(e)(h)	31
Year ended 08/31/13	20.34	0.31		4.44	4.75	(0.34)	—	(0.34)	24.75	23.57	(c)(h)	101,723	0.81	(h)	0.82	(h)	1.37	(h)	29
Year ended 08/31/12	17.88	0.31		2.41	2.72	(0.26)	—	(0.26)	20.34	15.37	(c)(h)	124,930	0.81	(h)	0.82	(h)	1.68	(h)	25
Year ended 08/31/11	15.93	0.23		1.90	2.13	(0.18)	—	(0.18)	17.88	13.36	(c)(h)	173,129	0.83	(h)	0.84	(h)	1.23	(h)	23
Nine months ended 08/31/10	17.05	0.16		(1.12)	(0.96)	(0.16)	—	(0.16)	15.93	(5.69	)(c)(h)	231,193	0.89	(f)(h)	0.89	(f)(h)	1.21	(f)(h)	23
Year ended 11/30/09	13.76	0.22		3.32	3.54	(0.25)	—	(0.25)	17.05	26.32	(i)(j)	320,577	0.89	(j)	0.89	(j)	1.59	(j)	51
Class C
Six months ended 02/28/15	29.01	0.07		0.23	0.30	(0.29)	(2.58)	(2.87)	26.44	1.41	(c)	332,246	1.58	(d)	1.58	(d)	0.49	(d)	14
Year ended 08/31/14	24.68	0.34	(e)	4.73	5.07	(0.12)	(0.62)	(0.74)	29.01	20.94	(c)	334,902	1.58		1.59		1.28	(e)	31
Year ended 08/31/13	20.29	0.14		4.42	4.56	(0.17)	—	(0.17)	24.68	22.63	(c)	289,458	1.56		1.57		0.62		29
Year ended 08/31/12	17.84	0.18		2.40	2.58	(0.13)	—	(0.13)	20.29	14.53	(c)(k)	254,679	1.55	(k)	1.56	(k)	0.94	(k)	25
Year ended 08/31/11	15.91	0.09		1.90	1.99	(0.06)	—	(0.06)	17.84	12.52	(c)(k)	258,606	1.57	(k)	1.58	(k)	0.49	(k)	23
Nine months ended 08/31/10	17.03	0.08		(1.12)	(1.04)	(0.08)	—	(0.08)	15.91	(6.13	)(c)	269,051	1.49	(f)	1.49	(f)	0.61	(f)	23
Year ended 11/30/09	13.74	0.12		3.32	3.44	(0.15)	—	(0.15)	17.03	25.36	(j)(l)	316,283	1.62	(j)	1.62	(j)	0.84	(j)	51
Class R
Six months ended 02/28/15	29.31	0.14		0.24	0.38	(0.37)	(2.58)	(2.95)	26.74	1.67	(c)	160,460	1.08	(d)	1.08	(d)	0.99	(d)	14
Year ended 08/31/14	24.93	0.48	(e)	4.78	5.26	(0.26)	(0.62)	(0.88)	29.31	21.53	(c)	181,301	1.08		1.09		1.78	(e)	31
Year ended 08/31/13	20.49	0.25		4.47	4.72	(0.28)	—	(0.28)	24.93	23.26	(c)	170,691	1.06		1.07		1.12		29
Year ended 08/31/12	18.02	0.27		2.42	2.69	(0.22)	—	(0.22)	20.49	15.03	(c)	147,659	1.08		1.09		1.41		25
Year ended 08/31/11	16.07	0.19		1.92	2.11	(0.16)	—	(0.16)	18.02	13.08	(c)	147,453	1.08		1.09		0.98		23
Nine months ended 08/31/10	17.19	0.14		(1.11)	(0.97)	(0.15)	—	(0.15)	16.07	(5.72	)(c)	122,188	0.99	(f)	0.99	(f)	1.11	(f)	23
Year ended 11/30/09	13.87	0.18		3.35	3.53	(0.21)	—	(0.21)	17.19	26.00	(m)	107,371	1.13		1.13		1.29		51
Class Y
Six months ended 02/28/15	29.33	0.21		0.23	0.44	(0.44)	(2.58)	(3.02)	26.75	1.91	(c)	2,236,908	0.58	(d)	0.58	(d)	1.49	(d)	14
Year ended 08/31/14	24.94	0.62	(e)	4.78	5.40	(0.39)	(0.62)	(1.01)	29.33	22.17	(c)	2,186,472	0.58		0.59		2.28	(e)	31
Year ended 08/31/13	20.50	0.37		4.47	4.84	(0.40)	—	(0.40)	24.94	23.86	(c)	1,826,646	0.56		0.57		1.62		29
Year ended 08/31/12	18.03	0.36		2.42	2.78	(0.31)	—	(0.31)	20.50	15.60	(c)	1,504,586	0.58		0.59		1.91		25
Year ended 08/31/11	16.08	0.28		1.92	2.20	(0.25)	—	(0.25)	18.03	13.64	(c)	1,544,968	0.58		0.59		1.48		23
Nine months ended 08/31/10	17.21	0.21		(1.13)	(0.92)	(0.21)	—	(0.21)	16.08	(5.41	)(c)	1,206,652	0.49	(f)	0.49	(f)	1.61	(f)	23
Year ended 11/30/09	13.88	0.26		3.35	3.61	(0.28)	—	(0.28)	17.21	26.60	(n)	1,095,692	0.63		0.63		1.81		51
Class R5
Six months ended 02/28/15	29.36	0.22		0.24	0.46	(0.46)	(2.58)	(3.04)	26.78	1.96	(c)	824,219	0.48	(d)	0.48	(d)	1.59	(d)	14
Year ended 08/31/14	24.97	0.65	(e)	4.78	5.43	(0.42)	(0.62)	(1.04)	29.36	22.27	(c)	880,275	0.47		0.48		2.39	(e)	31
Year ended 08/31/13	20.53	0.39		4.47	4.86	(0.42)	—	(0.42)	24.97	23.96	(c)	718,816	0.47		0.48		1.71		29
Year ended 08/31/12	18.05	0.39		2.43	2.82	(0.34)	—	(0.34)	20.53	15.80	(c)	697,346	0.46		0.47		2.03		25
Year ended 08/31/11	16.08	0.32		1.92	2.24	(0.27)	—	(0.27)	18.05	13.87	(c)	307,338	0.39		0.40		1.67		23
Nine months ended 08/31/10(o)	16.48	0.05		(0.39)	(0.34)	(0.06)	—	(0.06)	16.08	(2.05	)(c)	41,861	0.45	(f)	0.45	(f)	1.31	(f)	23
Class R6
Six months ended 02/28/15	29.36	0.23		0.25	0.48	(0.47)	(2.58)	(3.05)	26.79	2.05	(c)	785,869	0.38	(d)	0.38	(d)	1.69	(d)	14
Year ended 08/31/14	24.97	0.68	(e)	4.78	5.46	(0.45)	(0.62)	(1.07)	29.36	22.38	(c)	647,350	0.38		0.39		2.48	(e)	31
Year ended 08/31/13(o)	21.23	0.43		3.66	4.09	(0.35)	—	(0.35)	24.97	19.45	(c)	335,549	0.38	(f)	0.38	(f)	1.80	(f)	29

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For year ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $138,016,999 and sold of $13,000,923 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Fundamental Value Fund & Invesco Large Cap Relative Value Fund into the Fund.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,079,900, $74,606, $327,638, $170,768, $2,183,983, $824,271 and $701,480 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.34 and 1.24%, $0.33 and 1.24%, $0.13 and 0.49%, $0.27 and 0.99%, $0.41 and 1.49%, $0.44 and 1.60% and $0.47 and 1.69% for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Annualized.

18                         Invesco Growth and Income Fund

(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.23%, 0.25% and 0.40% for the six months ended February 28, 2015 and the years ended August 31, 2014, 2013, 2012 and 2011 and the nine months ended August 31, 2010, respectively.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.97% and 0.99% for the years ended August 31, 2012 and 2011, respectively.
(l)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(m)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(n)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(o)	Commencement date of June 1, 2010 and September 24, 2012 for Class R5 and Class R6 shares, respectively.

19                         Invesco Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,017.70	$4.15	$1,020.68	$4.16	0.83%
B	1,000.00	1,017.70	4.15	1,020.68	4.16	0.83
C	1,000.00	1,014.10	7.89	1,016.96	7.90	1.58
R	1,000.00	1,016.70	5.40	1,019.44	5.41	1.08
Y	1,000.00	1,019.10	2.90	1,021.92	2.91	0.58
R5	1,000.00	1,019.60	2.40	1,022.41	2.41	0.48
R6	1,000.00	1,020.50	1.90	1,022.91	1.91	0.38

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20                         Invesco Growth and Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	VK-GRI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2015

Invesco Low Volatility Equity Yield Fund
Nasdaq:
A: SCAUX ■ B: SBCUX ■ C: SCCUX ■ R: SCRUX ■ Y: SCAYX
Investor: SCNUX ■ R5: SCIUX

2	Fund Performance

4	Letters to Shareholders

5	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

17	Financial Highlights

18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/14 to 2/28/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.75%
Class B Shares	-1.17
Class C Shares	-1.09
Class R Shares	-0.80
Class Y Shares	-0.61
Investor Class Shares	-0.74
Class R5 Shares	-0.62
S&P 500 Index▼ (Broad Market Index)	6.12
Russell 1000 Index▼ (Style-Specific Index)	6.00
Lipper Equity Income Index■ (Peer Group Index)	3.59

Source(s): ▼FactSet Research Systems Inc.;¡ Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Equity Income Index is an unmanaged Index considered representative of equity income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Low Volatility Equity Yield Fund

Average Annual Total Returns

As of 2/28/15, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	4.90%
5 Years	11.59
1 Year	3.73

Class B Shares
Inception (3/31/06)	4.88%
5 Years	11.77
1 Year	3.94

Class C Shares
Inception (3/31/06)	4.78%
5 Years	11.98
1 Year	8.00

Class R Shares
Inception (3/31/06)	5.33%
5 Years	12.61
1 Year	9.56

Class Y Shares
Inception	5.78%
5 Years	13.15
1 Year	10.05

Investor Class Shares
Inception	5.59%
5 Years	12.87
1 Year	9.78

Class R5 Shares
Inception (3/31/06)	5.89%
5 Years	13.23
1 Year	10.21

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    Investor Class shares incepted on April 25, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested

Average Annual Total Returns

As of 12/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	4.96%
5 Years	11.22
1 Year	4.26

Class B Shares
Inception (3/31/06)	4.94%
5 Years	11.38
1 Year	4.53

Class C Shares
Inception (3/31/06)	4.86%
5 Years	11.60
1 Year	8.61

Class R Shares
Inception (3/31/06)	5.39%
5 Years	12.21
1 Year	10.07

Class Y Shares
Inception	5.86%
5 Years	12.76
1 Year	10.66

Investor Class Shares
Inception	5.66%
5 Years	12.49
1 Year	10.40

Class R5 Shares
Inception (3/31/06)	5.97%
5 Years	12.84
1 Year	10.82

distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares was 1.14%, 1.89%, 1.89%, 1.39%, 0.89%, 1.14% and 0.75%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3 Invesco Low Volatility Equity Yield Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Low Volatility Equity Yield Fund

Schedule of Investments(a)

February 28, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.02%
Agricultural Products–3.12%
Archer-Daniels-Midland Co.	118,900	$5,692,932
Bunge Ltd.	61,000	4,988,580
		10,681,512

Apparel Retail–1.09%
Abercrombie & Fitch Co.–Class A(b)	122,400	3,028,176
Guess?, Inc.	39,300	711,723
		3,739,899

Application Software–0.17%
CDK Global Inc.	12,500	585,375

Biotechnology–2.04%
PDL BioPharma Inc.(b)	264,000	1,842,720
United Therapeutics Corp.(c)	33,200	5,147,660
		6,990,380

Coal & Consumable Fuels–0.16%
Peabody Energy Corp.(b)	68,300	539,570

Commercial Printing–0.63%
R. R. Donnelley & Sons Co.	113,800	2,170,166

Communications Equipment–2.17%
Cisco Systems, Inc.	227,200	6,704,672
InterDigital, Inc.	13,900	734,893
		7,439,565

Data Processing & Outsourced Services–2.73%
Computer Sciences Corp.	36,100	2,560,212
Western Union Co. (The)	200,400	3,911,808
Xerox Corp.	211,300	2,884,245
		9,356,265

Diversified REIT’s–0.25%
Lexington Realty Trust	30,000	324,900
Liberty Property Trust	14,400	535,968
		860,868

Electric Utilities–10.99%
American Electric Power Co., Inc.	96,200	5,539,196
Edison International	87,800	5,641,150
Entergy Corp.	76,300	6,066,613
Exelon Corp.	161,400	5,474,688
FirstEnergy Corp.	163,300	5,712,234
PPL Corp.	161,100	5,493,510
Southern Co. (The)	73,400	3,360,986
Xcel Energy, Inc.	10,800	381,024
		37,669,401

Environmental & Facilities Services–0.31%
Covanta Holding Corp.	49,600	1,074,832

	Shares	Value
Fertilizers & Agricultural Chemicals–0.05%
Scotts Miracle-Gro Co. (The)–Class A	2,500	$163,775

Food Distributors–0.89%
Sysco Corp.	78,300	3,052,917

Gas Utilities–1.08%
AGL Resources Inc.	48,000	2,357,280
New Jersey Resources Corp.	21,300	1,332,954
		3,690,234

Health Care Distributors–2.32%
AmerisourceBergen Corp.	50,000	5,138,000
Cardinal Health, Inc.	32,100	2,824,479
		7,962,479

Health Care Facilities–0.33%
HealthSouth Corp.	26,000	1,129,960

Health Care REIT’s–6.42%
HCP, Inc.	126,900	5,375,484
Health Care REIT, Inc.	71,800	5,536,498
Healthcare Trust of America, Inc.–Class A	47,250	1,311,187
Medical Properties Trust Inc.	90,500	1,370,170
National Health Investors, Inc.	14,600	1,039,228
Omega Healthcare Investors, Inc.(b)	100,900	4,042,054
Senior Housing Properties Trust	148,500	3,318,975
		21,993,596

Health Care Supplies–0.15%
Halyard Health Inc.(c)	11,200	515,648

Hotel and Resort REIT’s–0.81%
Hospitality Properties Trust	71,200	2,193,672
RLJ Lodging Trust	18,400	585,304
		2,778,976

Integrated Oil & Gas–0.96%
Cenovus Energy Inc. (Canada)	191,000	3,302,390

Integrated Telecommunication Services–7.00%
AT&T Inc.	180,000	6,220,800
BCE Inc. (Canada)	45,200	1,980,212
CenturyLink Inc.	162,400	6,148,464
Verizon Communications Inc.	101,800	5,034,010
Windstream Holdings Inc.	585,800	4,621,962
		24,005,448

IT Consulting & Other Services–0.67%
Booz Allen Hamilton Holding Corp.	20,800	619,008
Leidos Holdings, Inc.	37,400	1,683,748
		2,302,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Low Volatility Equity Yield Fund

	Shares	Value
Leisure Facilities–0.35%
Six Flags Entertainment Corp.	26,500	$1,200,185

Life & Health Insurance–0.10%
Sun Life Financial Inc. (Canada)	10,900	335,938

Managed Health Care–0.66%
Health Net Inc.(c)	39,700	2,276,795

Mortgage REIT’s–5.60%
American Capital Agency Corp.	223,500	4,790,723
Annaly Capital Management Inc.	506,700	5,381,154
CYS Investments, Inc.	208,600	1,896,174
Hatteras Financial Corp.	69,500	1,275,325
MFA Financial, Inc.	364,800	2,903,808
Two Harbors Investment Corp.	283,100	2,955,564
	19,202,748

Multi-Utilities–7.65%
Ameren Corp.	129,300	5,483,613
Consolidated Edison, Inc.	82,200	5,190,108
PG&E Corp.	110,000	5,910,300
Public Service Enterprise Group Inc.	153,300	6,447,798
TECO Energy, Inc.	152,300	2,989,649
Vectren Corp.	4,600	205,390
	26,226,858

Office REIT’s–3.14%
Alexandria Real Estate Equities, Inc.	20,800	1,994,928
Digital Realty Trust, Inc.	90,400	6,000,752
Highwoods Properties, Inc.	26,600	1,213,226
Piedmont Office Realty Trust Inc.–Class A(b)	84,300	1,545,219
	10,754,125

Office Services & Supplies–1.65%
Pitney Bowes Inc.	224,400	5,199,348
West Corp.	13,000	443,950
	5,643,298

Oil & Gas Exploration & Production–1.18%
California Resources Corp.(c)	77,100	552,036
Encana Corp. (Canada)	133,500	1,742,175
Enerplus Corp. (Canada)(b)	151,900	1,537,228
Pengrowth Energy Corp. (Canada)(b)	65,500	217,460
	4,048,899

Oil & Gas Refining & Marketing–2.37%
CVR Energy, Inc.(b)	36,400	1,528,436
Valero Energy Corp.	107,100	6,606,999
		8,135,435

Packaged Foods & Meats–2.73%
ConAgra Foods, Inc.	88,500	3,095,730
Pilgrim’s Pride Corp.(b)	187,500	5,143,125
Pinnacle Foods Inc.	30,600	1,110,780
	9,349,635

	Shares	Value
Personal Products–0.92%
Avon Products, Inc.	371,300	$3,159,763

Pharmaceuticals–5.15%
Eli Lilly and Co.	83,700	5,873,229
Johnson & Johnson	50,400	5,166,504
Pfizer Inc.	193,000	6,623,760
	17,663,493

Property & Casualty Insurance–0.46%
AmTrust Financial Services, Inc.(b)	20,500	1,104,950
Aspen Insurance Holdings Ltd.	10,300	472,255
	1,577,205

Reinsurance–0.18%
Validus Holdings, Ltd.	14,800	616,272

Residential REIT’s–1.66%
Equity Lifestyle Properties, Inc.	17,700	953,499
Equity Residential	61,300	4,721,939
	5,675,438

Retail REIT’s–1.64%
CBL & Associates Properties, Inc.	24,400	488,488
Kimco Realty Corp.	46,400	1,219,392
Regency Centers Corp.	34,500	2,264,235
Retail Properties of America, Inc.–Class A	105,200	1,665,316
	5,637,431

Semiconductors–0.90%
Intel Corp.	92,800	3,085,600

Soft Drinks–1.73%
Dr Pepper Snapple Group, Inc.	75,300	5,932,887

Specialized REIT’s–2.60%
Corrections Corp. of America	28,700	1,144,843
Extra Space Storage Inc.	13,500	888,030
Gaming and Leisure Properties, Inc.	19,200	649,920
Geo Group Inc. (The)	57,500	2,481,125
Iron Mountain Inc.	91,200	3,351,600
Potlatch Corp	9,600	383,328
	8,898,846

Steel–0.99%
United States Steel Corp.(b)	141,700	3,393,715

Systems Software–2.54%
CA, Inc.	113,500	3,691,020
Microsoft Corp.	114,300	5,012,055
	8,703,075

Technology Hardware, Storage & Peripherals–3.90%
Hewlett-Packard Co.	173,700	6,051,708
Lexmark International, Inc.–Class A	86,500	3,690,090
NetApp, Inc.	94,200	3,640,830
	13,382,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Low Volatility Equity Yield Fund

	Shares	Value
Thrifts & Mortgage Finance–1.14%
New York Community Bancorp, Inc.(b)	234,500	$3,895,045

Tobacco–3.44%
Altria Group, Inc.	122,100	6,873,009
Philip Morris International Inc.	59,100	4,902,936
		11,775,945
Total Common Stocks & Other Equity Interests (Cost $304,343,109)		332,577,271

	Principal Amount
U.S. Treasury Bills–0.21%
0.04%, 03/12/15 (Cost $724,990)(d)(e)	$725,000	724,999

	Shares
Money Market Funds–2.64%
Liquid Assets Portfolio–Institutional Class(f)	4,531,916	4,531,916

	Shares	Value
Premier Portfolio–Institutional Class(f)	4,531,916	$4,531,916
Total Money Market Funds (Cost $9,063,832)		9,063,832
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.87% (Cost $314,131,931)		342,366,102

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.55%
Liquid Assets Portfolio–Institutional Class (Cost $15,594,380)(f)(g)	15,594,380	15,594,380
TOTAL INVESTMENTS–104.42% (Cost $329,726,311)		357,960,482
OTHER ASSETS LESS LIABILITIES–(4.42)%		(15,165,291)
NET ASSETS–100.00%		$342,795,191

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2015.
(c)	Non-income producing security.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of February 28, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$15,230,603	$(15,230,603)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2015

Financials	23.7%
Utilities	19.7
Information Technology	13.1
Consumer Staples	12.8
Health Care	10.7
Telecommunication Services	7.0
Energy	4.7
Industrials	2.9
Consumer Discretionary	1.4
Materials	1.0
U.S. Treasury Bills, Plus Money Market Funds, Plus Other Assets Less Liabilities	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Low Volatility Equity Yield Fund

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

Assets:
Investments, at value (Cost $305,068,099)*	$333,302,270
Investments in affiliated money market funds, at value and cost	24,658,212
Total investments, at value (Cost $329,726,311)	357,960,482
Receivable for:
Fund shares sold	340,163
Dividends	1,043,723
Investment for trustee deferred compensation and retirement plans	226,866
Other assets	57,172
Total assets	359,628,406

Liabilities:
Payable for:
Fund shares reacquired	700,110
Collateral upon return of securities loaned	15,594,380
Variation margin — futures	31,667
Accrued fees to affiliates	224,399
Accrued trustees’ and officers’ fees and benefits	3,154
Accrued other operating expenses	31,302
Trustee deferred compensation and retirement plans	248,203
Total liabilities	16,833,215
Net assets applicable to shares outstanding	$342,795,191

Net assets consist of:
Shares of beneficial interest	$348,884,469
Undistributed net investment income	4,803,159
Undistributed net realized gain (loss)	(39,460,269)
Net unrealized appreciation	28,567,832
$342,795,191

Net Assets:
Class A	$214,250,959
Class B	$8,734,234
Class C	$37,104,149
Class R	$195,628
Class Y	$5,848,764
Investor Class	$61,445,824
Class R5	$15,215,633

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	20,155,345
Class B	833,867
Class C	3,550,790
Class R	18,499
Class Y	547,685
Investor Class	5,761,430
Class R5	1,422,820
Class A:
Net asset value per share	$10.63
Maximum offering price per share
(Net asset value of $10.63 ÷ 94.50%)	$11.25
Class B:
Net asset value and offering price per share	$10.47
Class C:
Net asset value and offering price per share	$10.45
Class R:
Net asset value and offering price per share	$10.58
Class Y:
Net asset value and offering price per share	$10.68
Investor Class:
Net asset value and offering price per share	$10.67
Class R5:
Net asset value and offering price per share	$10.69

*	At February 28, 2015, securities with an aggregate value of $15,230,603 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Low Volatility Equity Yield Fund

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $43,811)	$7,388,085
Dividends from affiliated money market funds (includes securities lending income of $52,512)	54,254
Total investment income	7,442,339

Expenses:
Advisory fees	1,025,041
Administrative services fees	54,639
Custodian fees	5,783
Distribution fees:
Class A	268,437
Class B	51,481
Class C	188,094
Class R	466
Investor Class	77,902
Transfer agent fees — A, B, C, R, Y and Investor	335,408
Transfer agent fees — R5	4,067
Trustees’ and officers’ fees and benefits	16,930
Other	98,156
Total expenses	2,126,404
Less: Fees waived and expense offset arrangement(s)	(7,674)
Net expenses	2,118,730
Net investment income	5,323,609

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	3,607,844
Futures contracts	479,330
4,087,174
Change in net unrealized appreciation (depreciation) of:
Investment securities	(12,553,067)
Futures contracts	42,521
(12,510,546)
Net realized and unrealized gain (loss)	(8,423,372)
Net increase (decrease) in net assets resulting from operations	$(3,099,763)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Low Volatility Equity Yield Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	February 28, 2015	August 31, 2014
Operations:
Net investment income	$5,323,609	$9,377,063
Net realized gain	4,087,174	50,484,109
Change in net unrealized appreciation (depreciation)	(12,510,546)	11,013,580
Net increase (decrease) in net assets resulting from operations	(3,099,763)	70,874,752

Distributions to shareholders from net investment income:
Class A	(2,944,214)	(5,646,913)
Class B	(106,542)	(254,144)
Class C	(373,320)	(751,282)
Class R	(2,233)	(4,843)
Class Y	(81,593)	(131,250)
Investor Class	(857,939)	(1,690,488)
Class R5	(233,869)	(439,228)
Total distributions from net investment income	(4,599,710)	(8,918,148)

Distributions to shareholders from net realized gains:
Class A	(16,015,987)	(3,264,831)
Class B	(767,920)	(212,478)
Class C	(2,824,412)	(616,876)
Class R	(12,014)	(3,433)
Class Y	(415,907)	(68,027)
Investor Class	(4,650,584)	(956,050)
Class R5	(1,117,222)	(215,652)
Total distributions from net realized gains	(25,804,046)	(5,337,347)

Share transactions–net:
Class A	10,219,219	(9,469,200)
Class B	(2,204,520)	(3,423,364)
Class C	681,464	(3,531,091)
Class R	5,338	(26,497)
Class Y	995,440	444,728
Investor Class	2,048,146	(9,352,837)
Class R5	396,947	877,747
Net increase (decrease) in net assets resulting from share transactions	12,142,034	(24,480,514)
Net increase (decrease) in net assets	(21,361,485)	32,138,743

Net assets:
Beginning of period	364,156,676	332,017,933
End of period (includes undistributed net investment income of $4,803,159 and $4,079,260, respectively)	$342,795,191	$364,156,676

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Low Volatility Equity Yield Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is income and long-term growth of capital.

10                         Invesco Low Volatility Equity Yield Fund

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R5 shares are sold at net asset value. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11                         Invesco Low Volatility Equity Yield Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or

12                         Invesco Low Volatility Equity Yield Fund

made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.60%
Next $250 million	0.575%
Next $500 million	0.55%
Next $1.5 billion	0.525%
Next $2.5 billion	0.50%
Next $2.5 billion	0.475%
Next $2.5 billion	0.45%
Over $10 billion	0.425%

For the six months ended February 28, 2015, the effective advisory fees incurred by the Fund was 0.59%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2015, the Adviser waived advisory fees of $6,338.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales

13                         Invesco Low Volatility Equity Yield Fund

charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2015, IDI advised the Fund that IDI retained $9,004 in front-end sales commissions from the sale of Class A shares and $198, $590 and $981 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$357,235,483	$—	$—	$357,235,483
U.S. Treasury Securities	—	724,999	—	724,999
	357,235,483	724,999	—	357,960,482
Futures Contracts*	333,661	—	—	333,661
Total Investments	$357,569,144	$724,999	$—	$358,294,143

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Market risk:
Futures contracts(a)	$333,661	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2015

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures Contracts
Realized Gain:
Market risk	$479,330
Change in Unrealized Appreciation:
Market risk	42,521
Total	$521,851

14                         Invesco Low Volatility Equity Yield Fund

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$8,657,091

Open Futures Contracts
Futures Contracts — Market Risk	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	89	March-2015	$9,357,460	$333,661

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,336.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2016	$20,591,619	$—	$20,591,619
August 31, 2018	22,297,581	—	22,297,581
	$42,889,200	$—	$42,889,200

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

15                         Invesco Low Volatility Equity Yield Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2015 was $152,327,224 and $163,647,750, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$37,148,907
Aggregate unrealized (depreciation) of investment securities	(9,233,114)
Net unrealized appreciation of investment securities	$27,915,793

Cost of investments for tax purposes is $330,044,689.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	433,492	$4,758,484	942,877	$10,325,144
Class B	5,995	64,859	19,559	214,463
Class C	129,642	1,395,925	248,245	2,662,846
Class R	4,071	43,107	6,518	69,319
Class Y	112,524	1,255,067	162,907	1,791,033
Investor Class	156,578	1,736,422	486,151	5,236,634
Class R5	59,417	667,615	135,907	1,500,816

Issued as reinvestment of dividends:
Class A	1,664,641	17,313,163	764,241	8,048,990
Class B	73,448	752,525	38,089	394,085
Class C	263,316	2,691,029	108,516	1,121,474
Class R	1,232	12,769	731	7,634
Class Y	37,978	396,670	14,543	154,082
Investor Class	510,439	5,325,239	243,096	2,566,955
Class R5	128,987	1,349,346	61,598	654,033

Automatic conversion of Class B shares to Class A shares:
Class A	173,567	1,908,199	158,984	1,737,656
Class B	(176,000)	(1,908,199)	(161,092)	(1,737,656)

Reacquired:
Class A	(1,249,261)	(13,760,627)	(2,738,197)	(29,580,990)
Class B	(101,923)	(1,113,705)	(214,003)	(2,294,256)
Class C	(312,132)	(3,405,490)	(687,387)	(7,315,411)
Class R	(4,462)	(50,538)	(9,723)	(103,450)
Class Y	(58,976)	(656,297)	(139,361)	(1,500,387)
Investor Class	(457,504)	(5,013,515)	(1,608,307)	(17,156,426)
Class R5	(142,648)	(1,620,014)	(116,076)	(1,277,102)
Net increase (decrease) in share activity	1,252,421	$12,142,034	(2,282,184)	$(24,480,514)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco Low Volatility Equity Yield Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/15	$11.75	$0.17	$(0.29)	$(0.12)	$(0.15)	$(0.85)	$(1.00)	$10.63	(0.75)%	$214,251	1.14	%(d)	1.14	%(d)	3.16	%(d)	45%
Year ended 08/31/14	9.98	0.31	1.92	2.23	(0.29)	(0.17)	(0.46)	11.75	22.91	224,786	1.14		1.14		2.80		109
Year ended 08/31/13	8.66	0.12	1.31	1.43	(0.11)	—	(0.11)	9.98	16.71	199,636	1.18		1.18		1.31		107
Year ended 08/31/12	7.34	0.09	1.27	1.36	(0.04)	—	(0.04)	8.66	18.54	198,831	1.03		1.23		1.10		45
Year ended 08/31/11	6.29	0.07	1.06	1.13	(0.08)	—	(0.08)	7.34	18.00	204,311	1.00		1.22		0.90		125
Year ended 08/31/10	6.47	0.06	(0.12)	(0.06)	(0.12)	—	(0.12)	6.29	(1.07)	1,265	1.00		1.31		0.93		71
Class B
Six months ended 02/28/15	11.59	0.13	(0.29)	(0.16)	(0.11)	(0.85)	(0.96)	10.47	(1.17)	8,734	1.89	(d)	1.89	(d)	2.41	(d)	45
Year ended 08/31/14	9.84	0.22	1.90	2.12	(0.20)	(0.17)	(0.37)	11.59	22.08	11,962	1.89		1.89		2.05		109
Year ended 08/31/13	8.53	0.05	1.29	1.34	(0.03)	—	(0.03)	9.84	15.72	13,288	1.93		1.93		0.56		107
Year ended 08/31/12	7.26	0.03	1.26	1.29	(0.02)	—	(0.02)	8.53	17.75	16,913	1.78		1.98		0.35		45
Year ended 08/31/11	6.22	0.01	1.06	1.07	(0.03)	—	(0.03)	7.26	17.15	20,750	1.75		1.97		0.15		125
Year ended 08/31/10	6.37	0.01	(0.13)	(0.12)	(0.03)	—	(0.03)	6.22	(1.85)	173	1.75		2.06		0.18		71
Class C
Six months ended 02/28/15	11.56	0.13	(0.28)	(0.15)	(0.11)	(0.85)	(0.96)	10.45	(1.09)	37,104	1.89	(d)	1.89	(d)	2.41	(d)	45
Year ended 08/31/14	9.82	0.22	1.89	2.11	(0.20)	(0.17)	(0.37)	11.56	22.01	40,119	1.89		1.89		2.05		109
Year ended 08/31/13	8.51	0.05	1.29	1.34	(0.03)	—	(0.03)	9.82	15.75	37,335	1.93		1.93		0.56		107
Year ended 08/31/12	7.25	0.03	1.25	1.28	(0.02)	—	(0.02)	8.51	17.64	41,148	1.78		1.98		0.35		45
Year ended 08/31/11	6.22	0.01	1.05	1.06	(0.03)	—	(0.03)	7.25	16.99	48,592	1.75		1.97		0.15		125
Year ended 08/31/10	6.37	0.01	(0.13)	(0.12)	(0.03)	—	(0.03)	6.22	(1.85)	219	1.75		2.06		0.18		71
Class R
Six months ended 02/28/15	11.69	0.16	(0.28)	(0.12)	(0.14)	(0.85)	(0.99)	10.58	(0.80)	196	1.39	(d)	1.39	(d)	2.91	(d)	45
Year ended 08/31/14	9.93	0.28	1.91	2.19	(0.26)	(0.17)	(0.43)	11.69	22.60	206	1.39		1.39		2.55		109
Year ended 08/31/13	8.61	0.10	1.30	1.40	(0.08)	—	(0.08)	9.93	16.37	200	1.43		1.43		1.06		107
Year ended 08/31/12	7.31	0.07	1.26	1.33	(0.03)	—	(0.03)	8.61	18.24	1,059	1.28		1.48		0.85		45
Year ended 08/31/11	6.27	0.05	1.06	1.11	(0.07)	—	(0.07)	7.31	17.68	1,300	1.25		1.47		0.65		125
Year ended 08/31/10	6.45	0.05	(0.12)	(0.07)	(0.11)	—	(0.11)	6.27	(1.30)	1,335	1.25		1.56		0.68		71
Class Y
Six months ended 02/28/15	11.80	0.19	(0.29)	(0.10)	(0.17)	(0.85)	(1.02)	10.68	(0.61)	5,849	0.89	(d)	0.89	(d)	3.41	(d)	45
Year ended 08/31/14	10.02	0.33	1.94	2.27	(0.32)	(0.17)	(0.49)	11.80	23.24	5,383	0.89		0.89		3.05		109
Year ended 08/31/13	8.71	0.15	1.30	1.45	(0.14)	—	(0.14)	10.02	16.90	4,189	0.93		0.93		1.56		107
Year ended 08/31/12	7.37	0.11	1.27	1.38	(0.04)	—	(0.04)	8.71	18.89	4,269	0.78		0.98		1.35		45
Year ended 08/31/11	6.32	0.09	1.06	1.15	(0.10)	—	(0.10)	7.37	18.24	3,846	0.75		0.97		1.15		125
Year ended 08/31/10	6.50	0.08	(0.13)	(0.05)	(0.13)	—	(0.13)	6.32	(0.85)	142	0.75		1.06		1.18		71
Investor Class
Six months ended 02/28/15	11.78	0.17	(0.28)	(0.11)	(0.15)	(0.85)	(1.00)	10.67	(0.65)	61,446	1.14	(d)	1.14	(d)	3.16	(d)	45
Year ended 08/31/14	10.01	0.31	1.92	2.23	(0.29)	(0.17)	(0.46)	11.78	22.85	65,428	1.14		1.14		2.80		109
Year ended 08/31/13	8.69	0.12	1.31	1.43	(0.11)	—	(0.11)	10.01	16.65	64,369	1.18		1.18		1.31		107
Year ended 08/31/12	7.36	0.09	1.28	1.37	(0.04)	—	(0.04)	8.69	18.63	63,296	1.03		1.23		1.10		45
Year ended 08/31/11	6.32	0.07	1.05	1.12	(0.08)	—	(0.08)	7.36	17.76	63,890	1.00		1.22		0.90		125
Year ended 08/31/10	6.50	0.06	(0.12)	(0.06)	(0.12)	—	(0.12)	6.32	(1.07)	69,635	1.00		1.31		0.93		71
Class R5
Six months ended 02/28/15	11.82	0.20	(0.30)	(0.10)	(0.18)	(0.85)	(1.03)	10.69	(0.62)	15,216	0.75	(d)	0.75	(d)	3.55	(d)	45
Year ended 08/31/14	10.03	0.35	1.94	2.29	(0.33)	(0.17)	(0.50)	11.82	23.48	16,272	0.75		0.75		3.19		109
Year ended 08/31/13	8.71	0.16	1.31	1.47	(0.15)	—	(0.15)	10.03	17.12	13,000	0.76		0.76		1.73		107
Year ended 08/31/12	7.37	0.11	1.28	1.39	(0.05)	—	(0.05)	8.71	18.90	11,397	0.76		0.77		1.37		45
Year ended 08/31/11	6.32	0.09	1.06	1.15	(0.10)	—	(0.10)	7.37	18.24	11,645	0.74		0.77		1.18		125
Year ended 08/31/10	6.50	0.08	(0.12)	(0.04)	(0.14)	—	(0.14)	6.32	(0.83)	11,793	0.75		0.91		1.18		71

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended August 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $286,080,448 and sold of $155,521,831 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Select Equity Fund and Invesco Van Kampen Equity Premium Income Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $216,529, $10,381, $37,931, $188, $5,660, $62,838 and $15,094 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares, respectively.

17                         Invesco Low Volatility Equity Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
A	$1,000.00	$992.50	$5.63	$1,019.14	$5.71	1.14%
B	1,000.00	988.30	9.32	1,015.42	9.44	1.89
C	1,000.00	989.10	9.32	1,015.42	9.44	1.89
R	1,000.00	992.00	6.87	1,017.90	6.95	1.39
Y	1,000.00	993.90	4.40	1,020.38	4.46	0.89
Investor	1,000.00	992.60	5.63	1,019.14	5.71	1.14
R5	1,000.00	993.80	3.71	1,021.08	3.76	0.75

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Low Volatility Equity Yield Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms
N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                        LVEY-SAR-1        Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2015

Invesco Pennsylvania Tax Free Income Fund
Nasdaq:
A: VKMPX ■ B: VKPAX ■ C: VKPCX ■ Y: VKPYX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
10 Financial Statements
12 Notes to Financial Statements
18 Financial Highlights
19 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/14 to 2/28/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.64%
Class B Shares	2.64
Class C Shares	2.24
Class Y Shares	2.76
S&P Municipal Bond Index‚ (Broad Market Index)	2.17
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index‚ (Style-Specific Index)*	2.86
Barclays Pennsylvania Municipal Index‚ (Former Style-Specific Index)*	2.16
Lipper Pennsylvania Municipal Debt Funds Index■ (Peer Group Index)	2.92

Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

*	The Fund has elected to use the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index as its style-specific index rather than the Barclays Pennsylvania Municipal Index because the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index more closely reflects the performance of the types of securities in which the Fund invests.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The Barclays Pennsylvania Municipal Index is an unmanaged index considered representative of Pennsylvania investment-grade municipal bonds.

    The S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index is a subset of the broad S&P Municipal Bond Index. This index of market value-weighted investment-grade US municipal bonds seeks to measure the performance of Pennsylvania issued US municipals whose maturities are equal to or greater than five years.

    The Lipper Pennsylvania Municipal Debt Funds Index is an unmanaged index considered representative of funds that limit assets to those securities that are exempt from taxation in Pennsylvania.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                Invesco Pennsylvania Tax Free Income Fund

Average Annual Total Returns
As of 2/28/15, including maximum applicable sales charges

Class A Shares
Inception (5/1/87)	5.74%
10 Years	3.43
5 Years	4.31
1 Year	3.73

Class B Shares
Inception (5/3/93)	4.28%
10 Years	3.57
5 Years	4.85
1 Year	3.28

Class C Shares
Inception (8/13/93)	3.68%
10 Years	3.12
5 Years	4.43
1 Year	6.53

Class Y Shares
10 Years	4.01%
5 Years	5.48
1 Year	8.55

Effective June 1, 2010, Class A, Class B and Class C shares of the predecessor fund, Van Kampen Pennsylvania Tax Free Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B and Class C shares, respectively, of Invesco Van Kampen Pennsylvania Tax Free Income Fund (renamed Invesco Pennsylvania Tax Free Income Fund). Returns shown above for Class A, Class B and Class C shares are blended returns of the predecessor fund and Invesco Pennsylvania Tax Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Average Annual Total Returns
As of 12/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (5/1/87)	5.75%
10 Years	3.47
5 Years	4.52
1 Year	7.16

Class B Shares
Inception (5/3/93)	4.29%
10 Years	3.59
5 Years	5.06
1 Year	6.86

Class C Shares
Inception (8/13/93)	3.69%
10 Years	3.15
5 Years	4.65
1 Year	10.09

Class Y Shares
10 Years	4.04%
5 Years	5.68
1 Year	12.15

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.09%, 1.09%, 1.81% and 0.84%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Pennsylvania Tax Free Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio manage- ment teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory andsub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment manage-ment services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                        Invesco Pennsylvania Tax Free Income Fund

Schedule of Investments

February 28, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.17%
Pennsylvania–95.88%
Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/35	$1,000	$1,071,020
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 1998, Ref. University RB (INS–AMBAC)(a)	5.50%	03/01/20	1,750	1,994,492
Series 2011 A, University RB	5.50%	03/01/31	550	627,710
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,103,140
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	1,600	1,600,208
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/39	1,250	1,429,462
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.10%	09/01/26	980	992,132
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,220	1,239,361
Allegheny (County of) Residential Finance Authority; Series 2006 TT, Single Family Mortgage RB (CEP–GNMA)(b)	5.00%	05/01/35	655	662,690
Allegheny (County of); Series 2008 C 61, Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	12/01/33	500	557,550
Beaver (County of) Industrial Development Authority (FirstEnergy Generation Corp.); Series 2008 A, Ref. PCR	2.15%	03/01/17	700	705,789
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR(c)	2.70%	04/02/18	230	233,420
Beaver (County of);
Series 2009, Unlimited Tax GO Notes(c)(d)	5.55%	11/15/17	65	73,577
Series 2009, Unlimited Tax GO Notes (INS–AGM)(a)	5.55%	11/15/31	1,325	1,472,366
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB(b)	6.13%	11/01/34	440	447,102
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/40	1,000	1,109,160
Bethlehem (City of);
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/30	425	484,402
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/31	425	482,834
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS–AGM)(a)	5.25%	01/15/26	1,000	1,154,670
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,000	2,030,360
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	1,100	1,267,464
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2011, RB	6.25%	11/15/41	500	591,980
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	500	513,260
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	900	931,041
Chester (County of) Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/44	1,000	1,054,210
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/45	250	266,988
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/40	870	936,764
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	750	815,325
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	1,000	1,023,550
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/28	1,000	1,077,110
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	6.00%	06/01/36	2,215	2,589,911
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	940	942,538
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS–Radian)(a)	5.75%	07/01/23	220	220,440
Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	110	111,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS–NATL)(a)(b)	5.00%	11/01/38	$1,500	$1,537,860
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/25	540	623,538
Series 2012, Ref. RB	5.00%	01/01/27	535	610,884
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	1,000	1,116,950
Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/17	1,160	1,283,911
Series 2002, RB	5.75%	07/01/32	1,000	1,227,260
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS–AGM)(a)	5.00%	07/01/24	1,000	1,146,240
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing);
Series 2013, RB	5.00%	07/01/35	500	533,870
Series 2014, RB	5.00%	07/01/39	250	266,948
Erie (City of) Higher Education Building Authority (Mercyhurst College);
Series 2004 B, Ref. College RB	5.00%	03/15/23	905	906,511
Series 2008, College RB	5.50%	03/15/38	500	548,075
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,000	1,108,870
Geisinger Authority (Geisinger Health System Foundation); Series 2011 A1, Health System RB	5.13%	06/01/41	500	560,520
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	350	366,734
Lancaster (County of) Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/35	210	237,248
Lehigh (County of) Authority; Series 2013 A, Water & Sewer RB	5.00%	12/01/38	930	1,057,736
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	825	858,314
Lehigh (County of) General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/44	683	664,355
Series 2014 B, Conv. CAB RB(e)	7.50%	02/01/44	172	25,437
Series 2014 C, RB(f)	0.00%	02/01/44	516	5
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	750	821,520
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	1,250	1,372,687
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.13%	01/01/37	1,500	1,561,380
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/31	1,400	1,564,458
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/27	390	428,142
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2009 A-1, RB	6.25%	11/15/29	1,000	1,148,300
Series 2012, Ref. RB	5.00%	11/15/28	900	973,755
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,500	1,748,025
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB(c)(d)	7.00%	02/01/18	500	535,185
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.13%	02/01/28	1,100	1,102,673
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.50%	11/15/33	1,000	1,144,500
Northampton (County of) General Purpose Authority (St. Luke’s Hospital);
Series 2008 A, Hospital RB	5.50%	08/15/35	1,000	1,118,790
Series 2010 C, Hospital RB(c)	4.50%	08/15/16	1,000	1,049,600
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/32	535	562,472
Pennsylvania (Commonwealth of); First Series 2014, Unlimited Tax GO Bonds(g)	5.00%	06/15/34	3,000	3,454,710
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/34	500	558,450
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB(b)	5.00%	11/01/41	1,200	1,302,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(b)(h)	5.50%	11/01/44	$635	$657,403
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges FINCO LP); Series 2015, RB(b)	5.00%	06/30/42	1,585	1,738,919
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	1,000	1,107,880
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB(c)	2.55%	12/03/18	1,500	1,529,760
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB(b)	5.10%	10/01/27	1,300	1,341,093
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program–Del Valley College); Series 2012, RB	5.00%	11/01/42	535	565,939
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation);
Series 2008, RB	5.88%	07/01/38	750	796,275
Series 2010, RB	6.00%	07/01/43	500	549,020
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/42	1,180	1,271,839
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/35	1,300	1,369,329
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/34	500	548,270
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/42	570	641,182
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/50	845	946,983
Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, Sub. RB	5.50%	06/01/33	1,000	1,114,160
Series 2009 C, Sub. Conv. CAB RB (INS–AGM)(a)(e)	6.25%	06/01/33	2,000	2,356,240
Series 2009 E, Sub. Conv. CAB RB(e)	6.38%	12/01/38	1,435	1,554,248
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	500	540,805
Series 2010 A-2, Motor License Fund Special Conv. CAB RB(e)	5.50%	12/01/34	1,000	1,061,900
Series 2010 B 2, Conv. CAB RB(e)	5.00%	12/01/30	625	655,931
Series 2010 B 2, Conv. CAB RB(e)	5.13%	12/01/35	500	521,840
Philadelphia (City of) Authority for Industrial Development (The Children’s Hospital of Philadelphia); Series 2014 A, Hospital RB(g)	5.00%	07/01/42	1,500	1,721,745
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB(c)(d)	5.00%	05/15/20	1,500	1,779,075
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/43	585	636,234
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/42	1,000	1,074,450
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/33	875	971,478
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	1,235	1,262,911
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	700	770,182
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	750	833,093
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(h)	6.50%	06/15/33	945	970,128
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.25%	08/01/40	1,000	1,150,800
Series 2005 A, Airport RB (INS–NATL)(a)(b)	5.00%	06/15/25	1,000	1,013,810
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.50%	08/01/24	1,000	1,159,900
Series 2010 C, Water & Wastewater RB (INS–AGM)(a)	5.00%	08/01/35	1,250	1,407,800
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	500	586,405
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS–BHAC)(a)	5.13%	09/01/23	1,500	1,693,380
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	02/01/31	1,000	1,130,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pittsburgh (City of) Water & Sewer Authority; Series 2013 A, Ref. First Lien RB	5.00%	09/01/31	$500	$574,215
Southcentral (Region of) General Authority (Wellspan Health Obligated Group);
Series 2014, Ref. RB(g)	5.00%	06/01/44	3,180	3,605,484
Series 2014, Ref. RB	5.00%	06/01/44	635	719,963
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS–AGC)(a)	5.00%	11/15/33	1,000	1,098,290
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB(b)	5.00%	01/01/27	1,185	1,305,704
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/41	1,000	1,206,580
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.25%	11/01/30	500	571,080
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/35	1,400	1,428,840
West View (Borough of) Municipal Authority; Series 2014, Water RB	5.00%	11/15/39	850	969,247
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group);
Series 2005 A, Retirement Community RB(c)(d)	5.75%	01/01/16	2,500	2,614,050
Series 2005 A, Retirement Community RB(c)(d)	5.88%	01/01/16	900	942,003
Westmoreland (County of) Municipal Authority; Series 2013, RB	5.00%	08/15/31	750	860,813
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	850	938,621
				122,808,001

Guam–3.69%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,386,750
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	410	461,069
Series 2012 A, Ref. RB	5.00%	10/01/34	520	579,311
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,000	1,111,460
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/29	285	316,889
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	785	867,535
				4,723,014

Virgin Islands–1.60%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. Marine RB(b)	5.00%	09/01/29	575	643,276
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	750	856,852
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	549,245
				2,049,373
TOTAL INVESTMENTS(i)–101.17% (Cost $119,176,260)				129,580,388
FLOATING RATE NOTE OBLIGATIONS–(4.00)%
Notes with interest and fee rate ranging of 0.55% at 02/28/15 and maturities of collateral ranging from 06/15/34 to 07/01/42 (See Note 1J)(j)				(5,120,000)
OTHER ASSETS LESS LIABILITIES–2.83%				3,622,532
NET ASSETS–100.00%				$128,082,920

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider

Conv.	– Convertible
GNMA	– Government National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.

PCR	– Pollution Control Revenue Bonds
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Pennsylvania Tax Free Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Zero coupon bond issued at a discount.
(g)	Underlying security related to TOBS Trusts entered into by the Fund. See Note 1J.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $1,627,531, which represented 1.27% of the Fund’s Net Assets.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.7%

(j)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2015. At February 28, 2015, the Fund’s investments with a value of $8,781,939 are held by TOB Trusts and serve as collateral for the $5,120,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of February 28, 2015

Revenue Bonds	87.6%
General Obligation Bonds	7.8
Advanced Refunded	4.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Pennsylvania Tax Free Income Fund

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

Assets:
Investments, at value (Cost $119,176,260)	$129,580,388
Cash	3,034,587
Receivable for:
Investments sold	1,119,211
Fund shares sold	65,029
Interest	1,455,258
Investment for trustee deferred compensation and retirement plans	34,005
Other assets	38,038
Total assets	135,326,516

Liabilities:
Floating rate note obligations	5,120,000
Payable for:
Investments purchased	1,723,196
Fund shares reacquired	151,203
Dividends	130,882
Accrued fees to affiliates	44,960
Accrued trustees’ and officers’ fees and benefits	2,964
Accrued other operating expenses	33,488
Trustee deferred compensation and retirement plans	36,903
Total liabilities	7,243,596
Net assets applicable to shares outstanding	$128,082,920

Net assets consist of:
Shares of beneficial interest	$128,520,269
Undistributed net investment income	490,739
Undistributed net realized gain (loss)	(11,332,216)
Net unrealized appreciation	10,404,128
$128,082,920

Net Assets:
Class A	$113,796,619
Class B	$1,421,738
Class C	$9,524,427
Class Y	$3,340,136

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	6,835,668
Class B	85,223
Class C	571,271
Class Y	200,441
Class A:
Net asset value per share	$16.65
Maximum offering price per share
(Net asset value of $16.65 ÷ 95.75%)	$17.39
Class B:
Net asset value and offering price per share	$16.68
Class C:
Net asset value and offering price per share	$16.67
Class Y:
Net asset value and offering price per share	$16.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Pennsylvania Tax Free Income Fund

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

Investment income:
Interest	$2,956,320

Expenses:
Advisory fees	382,151
Administrative services fees	24,794
Custodian fees	2,090
Distribution fees:
Class A	141,250
Class B	1,882
Class C	48,722
Interest, facilities and maintenance fees	31,670
Transfer agent fees	46,397
Trustees’ and officers’ fees and benefits	11,564
Other	73,451
Total expenses	763,971
Net investment income	2,192,349

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(1,726,852)
Change in net unrealized appreciation of investment securities	2,851,722
Net realized and unrealized gain	1,124,870
Net increase in net assets resulting from operations	$3,317,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Pennsylvania Tax Free Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	February 28, 2015	August 31, 2014
Operations:
Net investment income	$2,192,349	$4,983,924
Net realized gain (loss)	(1,726,852)	(2,475,247)
Change in net unrealized appreciation	2,851,722	11,214,093
Net increase in net assets resulting from operations	3,317,219	13,722,770

Distributions to shareholders from net investment income:
Class A	(1,941,346)	(4,337,929)
Class B	(25,834)	(59,962)
Class C	(135,153)	(310,949)
Class Y	(53,586)	(99,215)
Total distributions from net investment income	(2,155,919)	(4,808,055)

Share transactions–net:
Class A	(1,110,081)	(12,996,752)
Class B	(136,282)	(282,934)
Class C	(367,859)	(1,740,082)
Class Y	601,981	(14,839)
Net increase (decrease) in net assets resulting from share transactions	(1,012,241)	(15,034,607)
Net increase (decrease) in net assets	149,059	(6,119,892)

Net assets:
Beginning of period	127,933,861	134,053,753
End of period (includes undistributed net investment income of $490,739 and $454,309, respectively)	$128,082,920	$127,933,861

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pennsylvania Tax Free Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment in a varied portfolio of medium- and lower-grade municipal securities.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

12                         Invesco Pennsylvania Tax Free Income Fund

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

13                         Invesco Pennsylvania Tax Free Income Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Fund expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Fund, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Fund’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.60%
Over $500 million	0.50%

For the six months ended February 28, 2015, the effective advisory fees incurred by the Fund was 0.60%.

14                         Invesco Pennsylvania Tax Free Income Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.25%, 2.25% and 1.25% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2015, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2015, IDI advised the Fund that IDI retained $3,981 in front-end sales commissions from the sale of Class A shares and $98 and $10 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

15                         Invesco Pennsylvania Tax Free Income Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 28, 2015 were $5,397,143 and 1.18%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$5,564,499	$—	$5,564,499
August 31, 2018	1,085,533	—	1,085,533
Not subject to expiration	424,414	536,593	961,007
	$7,074,446	$536,593	$7,611,039

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six month’s ended February 28, 2015 was $11,022,596 and $13,515,231, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,104,484
Aggregate unrealized (depreciation) of investment securities	(504,339)
Net unrealized appreciation of investment securities	$10,600,145

Cost of investments for tax purposes is $118,980,243.

16                         Invesco Pennsylvania Tax Free Income Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	203,447	$3,385,106	269,977	$4,297,667
Class B	220	3,693	715	11,620
Class C	30,206	501,947	36,704	581,058
Class Y	38,819	646,369	44,355	709,714

Issued as reinvestment of dividends:
Class A	74,070	1,232,942	168,578	2,690,022
Class B	589	9,840	1,644	26,235
Class C	4,956	82,598	12,381	197,653
Class Y	1,627	27,114	3,026	48,313

Automatic conversion of Class B shares to Class A shares:
Class A	5,302	88,179	14,675	232,134
Class B	(5,293)	(88,179)	(14,640)	(232,134)

Reacquired:
Class A	(349,566)	(5,816,308)	(1,280,624)	(20,216,575)
Class B	(3,688)	(61,636)	(5,707)	(88,655)
Class C	(57,072)	(952,404)	(159,172)	(2,518,793)
Class Y	(4,316)	(71,502)	(49,444)	(772,866)
Net increase (decrease) in share activity	(60,699)	$(1,012,241)	(957,532)	$(15,034,607)

(a)	There are entities that are record owners of more than 5% outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17                         Invesco Pennsylvania Tax Free Income Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Supplemental Ratio: Ratio of expenses to average net assets (excluding interest, facilities and maintenance fees(b)		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/15	$16.50	$0.29	$0.14	$0.43	$(0.28)	$16.65	2.64	%(d)	$113,797	1.15	%(e)	1.10	%(e)	3.49	%(e)	8%
Year ended 08/31/14	15.39	0.62	1.09	1.71	(0.60)	16.50	11.33	(d)	113,872	1.09		1.07		3.93		10
Year ended 08/31/13	17.05	0.63	(1.65)	(1.02)	(0.64)	15.39	(6.24	)(d)	118,936	1.03		1.01		3.72		17
Year ended 08/31/12	15.85	0.68	1.19	1.87	(0.67)	17.05	12.04	(d)	137,146	1.03		1.01		4.13		11
Year ended 08/31/11	16.29	0.70	(0.47)	0.23	(0.67)	15.85	1.58	(d)	130,344	1.02		1.00		4.47		13
Eleven months ended 08/31/10	15.93	0.66	0.38	1.04	(0.68)	16.29	6.74	(d)	141,406	1.14	(f)	1.10	(f)	4.54	(f)	15
Year ended 09/30/09	14.76	0.73	1.18	1.91	(0.74)	15.93	13.60	(g)	141,191	1.21		1.13		5.05		17
Class B
Six months ended 02/28/15	16.53	0.29	0.14	0.43	(0.28)	16.68	2.64	(d)(h)	1,422	1.15	(e)(h)	1.10	(e)(h)	3.49	(e)(h)	8
Year ended 08/31/14	15.42	0.63	1.08	1.71	(0.60)	16.53	11.32	(d)(h)	1,544	1.09	(h)	1.07	(h)	3.93	(h)	10
Year ended 08/31/13	17.09	0.63	(1.66)	(1.03)	(0.64)	15.42	(6.28	)(d)(h)	1,717	1.03	(h)	1.01	(h)	3.72	(h)	17
Year ended 08/31/12	15.86	0.71	1.19	1.90	(0.67)	17.09	12.22	(d)	2,430	0.86		0.84		4.30		11
Year ended 08/31/11	16.23	0.70	(0.45)	0.25	(0.62)	15.86	1.68	(d)(h)	3,062	1.02	(h)	1.00	(h)	4.47	(h)	13
Eleven months ended 08/31/10	15.89	0.59	0.38	0.97	(0.63)	16.23	6.27	(d)(h)	4,682	1.64	(f)(h)	1.60	(f)(h)	4.05	(f)(h)	15
Year ended 09/30/09	14.72	0.68	1.18	1.86	(0.69)	15.89	13.21	(i)(j)	5,364	1.57	(j)	1.49	(j)	4.70	(j)	17
Class C
Six months ended 02/28/15	16.53	0.23	0.14	0.37	(0.23)	16.67	2.24	(d)	9,524	1.90	(e)	1.85	(e)	2.74	(e)	8
Year ended 08/31/14	15.41	0.51	1.09	1.60	(0.48)	16.53	10.56	(d)(k)	9,804	1.81	(k)	1.79	(k)	3.21	(k)	10
Year ended 08/31/13	17.08	0.50	(1.66)	(1.16)	(0.51)	15.41	(7.00	)(d)	10,838	1.78		1.76		2.97		17
Year ended 08/31/12	15.88	0.56	1.19	1.75	(0.55)	17.08	11.19	(d)	11,020	1.78		1.76		3.38		11
Year ended 08/31/11	16.31	0.58	(0.45)	0.13	(0.56)	15.88	0.89	(d)	9,670	1.77		1.75		3.72		13
Eleven months ended 08/31/10	15.95	0.55	0.38	0.93	(0.57)	16.31	6.01	(d)	11,083	1.89	(f)	1.85	(f)	3.79	(f)	15
Year ended 09/30/09	14.78	0.62	1.18	1.80	(0.63)	15.95	12.74	(l)	6,776	1.96		1.89		4.28		17
Class Y
Six months ended 02/28/15	16.51	0.31	0.14	0.45	(0.30)	16.66	2.76	(d)	3,340	0.90	(e)	0.85	(e)	3.74	(e)	8
Year ended 08/31/14	15.40	0.66	1.09	1.75	(0.64)	16.51	11.60	(d)	2,713	0.84		0.82		4.18		10
Year ended 08/31/13	17.06	0.67	(1.65)	(0.98)	(0.68)	15.40	(6.00	)(d)	2,562	0.78		0.76		3.97		17
Year ended 08/31/12	15.86	0.73	1.18	1.91	(0.71)	17.06	12.31	(d)	1,298	0.78		0.76		4.38		11
Year ended 08/31/11	16.30	0.74	(0.47)	0.27	(0.71)	15.86	1.84	(d)	179	0.77		0.75		4.72		13
Eleven months ended 08/31/10(m)	15.94	0.19	0.36	0.55	(0.19)	16.30	3.49	(d)	167	0.85	(f)	0.81	(f)	4.75	(f)	15

(a)	Calculated using average shares outstanding.
(b)	For the year ended September 30, 2009, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized based on average daily net assets (000’s omitted) of $114,119, $1,518, $9,859 and $2,943 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25% and 0.74% for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013 and August 31, 2011 and the eleven months ended August 31, 2010, respectively.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 0.97% for the year ended August 31, 2014.
(l)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(m)	Commencement date of June 1, 2010.

18                         Invesco Pennsylvania Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,026.40	$5.78	$1,019.09	$5.76	1.15%
B	1,000.00	1,026.40	5.78	1,019.09	5.76	1.15
C	1,000.00	1,022.40	9.53	1,015.37	9.49	1.90
Y	1,000.00	1,027.60	4.52	1,020.33	4.51	0.90

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Pennsylvania Tax Free Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	VK-PTFI-SAR-1	Invesco Distributors, Inc.

Invesco

Semiannual Report to Shareholders February 28, 2015

Invesco S&P 500 Index Fund

Nasdaq:
A: SPIAX ▪ B: SPIBX ▪ C: SPICX ▪ Y: SPIDX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

12	Financial Statements

14	Notes to Financial Statements

21	Financial Highlights

22	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.59%,1.35%, 1.35% and 0.35%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Fund vs. Indexes

Cumulative total returns, 8/31/14 to 2/28/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.83%
Class B Shares	5.40
Class C Shares	5.42
Class Y Shares	5.95
S&P 500 Index▼ (Broad Market/Style-Specific Index)	6.12
Lipper S&P 500 Objective Funds Index■ (Peer Group Index)	5.96
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Lipper S&P 500 Objective Funds Index is an unmanaged index considered representative of S&P 500 funds tracked by Lipper.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Average Annual Total Returns		Average Annual Total Returns
As of 2/28/15, including maximum applicable sales charges		As of 12/31/14, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares		Class A Shares
Inception (9/26/97)	5.69%	Inception (9/26/97)	5.60%
10 Years	6.84	10 Years	6.53
5 Years	14.24	5 Years	13.52
1 Year	8.53	1 Year	6.81
Class B Shares		Class B Shares
Inception (9/26/97)	5.66%	Inception (9/26/97)	5.57%
10 Years	6.80	10 Years	6.49
5 Years	14.45	5 Years	13.72
1 Year	8.99	1 Year	7.18
Class C Shares		Class C Shares
Inception (9/26/97)	5.24%	Inception (9/26/97)	5.15%
10 Years	6.66	10 Years	6.35
5 Years	14.69	5 Years	13.97
1 Year	12.94	1 Year	11.22
Class Y Shares		Class Y Shares
Inception (9/26/97)	6.29%	Inception (9/26/97)	6.20%
10 Years	7.72	10 Years	7.40
5 Years	15.83	5 Years	15.10
1 Year	15.14	1 Year	13.28

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley S&P 500 Index Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco S&P 500 Index Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco S&P 500 Index Fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

2                        Invesco S&P 500 Index Fund

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment

Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                        Invesco S&P 500 Index Fund

Schedule of Investments(a)

February 28, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.78%
Advertising–0.15%
Interpublic Group of Cos., Inc. (The)	17,308	$385,968
Omnicom Group Inc.	10,270	816,876
		1,202,844

Aerospace & Defense–2.69%
Boeing Co. (The)	27,439	4,139,173
General Dynamics Corp.	13,028	1,808,026
Honeywell International Inc.	32,396	3,329,661
L-3 Communications Holdings, Inc.	3,494	452,228
Lockheed Martin Corp.	11,113	2,223,156
Northrop Grumman Corp.	8,359	1,385,170
Precision Castparts Corp.	5,898	1,275,737
Raytheon Co.	12,761	1,388,014
Rockwell Collins, Inc.	5,501	490,029
Textron Inc.	11,424	506,198
United Technologies Corp.	35,088	4,277,578
		21,274,970

Agricultural & Farm Machinery–0.17%
Deere & Co.	14,833	1,343,870

Agricultural Products–0.16%
Archer-Daniels-Midland Co.	26,643	1,275,667

Air Freight & Logistics–0.72%
C.H. Robinson Worldwide, Inc.	6,053	449,738
Expeditors International of Washington, Inc.	7,989	385,869
FedEx Corp.	10,901	1,929,259
United Parcel Service, Inc.–Class B	28,846	2,934,503
		5,699,369

Airlines–0.35%
Delta Air Lines, Inc.	34,637	1,542,039
Southwest Airlines Co.	28,089	1,214,569
		2,756,608

Alternative Carriers–0.08%
Level 3 Communications, Inc.(b)	11,539	621,491

Aluminum–0.09%
Alcoa Inc.	48,786	721,545

Apparel Retail–0.56%
Gap, Inc. (The)	11,043	459,389
L Brands, Inc.	10,174	934,584
Ross Stores, Inc.	8,683	918,748
TJX Cos., Inc. (The)	28,510	1,956,926
Urban Outfitters, Inc.(b)	4,139	161,256
		4,430,903

Apparel, Accessories & Luxury Goods–0.45%
Coach, Inc.	11,405	496,688
Fossil Group, Inc.(b)	1,826	157,054

	Shares	Value
Apparel, Accessories & Luxury Goods–(continued)
Michael Kors Holdings Ltd.(b)	8,521	$574,400
PVH Corp.	3,409	363,161
Ralph Lauren Corp.	2,507	344,487
Under Armour, Inc.–Class A(b)	6,897	531,138
VF Corp.	14,298	1,096,085
		3,563,013

Application Software–0.69%
Adobe Systems Inc.(b)	19,608	1,550,993
Autodesk, Inc.(b)	9,415	604,819
Citrix Systems, Inc.(b)	6,661	424,139
Intuit Inc.	11,816	1,153,596
salesforce.com, inc.(b)	24,286	1,684,963
		5,418,510

Asset Management & Custody Banks–1.26%
Affiliated Managers Group, Inc.(b)	2,299	497,550
Ameriprise Financial, Inc.	7,636	1,020,399
Bank of New York Mellon Corp. (The)	46,588	1,823,454
BlackRock, Inc.	5,271	1,957,755
Franklin Resources, Inc.	16,226	873,445
Invesco Ltd.(c)	17,830	718,014
Legg Mason, Inc.	4,175	239,102
Northern Trust Corp.	9,161	639,713
State Street Corp.	17,278	1,286,347
T. Rowe Price Group Inc.	10,734	886,628
		9,942,407

Auto Parts & Equipment–0.37%
BorgWarner, Inc.	9,409	578,277
Delphi Automotive PLC (United Kingdom)	12,253	966,026
Johnson Controls, Inc.	27,570	1,400,832
		2,945,135

Automobile Manufacturers–0.59%
Ford Motor Co.	159,282	2,602,668
General Motors Co.	55,854	2,083,913
		4,686,581

Automotive Retail–0.32%
AutoNation, Inc.(b)	3,134	192,741
AutoZone, Inc.(b)	1,325	851,551
CarMax, Inc.(b)	8,913	598,151
O’Reilly Automotive, Inc.(b)	4,197	873,522
		2,515,965

Biotechnology–2.96%
Alexion Pharmaceuticals, Inc.(b)	8,205	1,479,936
Amgen Inc.	31,480	4,965,025
Biogen Idec Inc.(b)	9,772	4,002,513
Celgene Corp.(b)	33,054	4,017,053
Gilead Sciences, Inc.(b)	62,437	6,464,103
Regeneron Pharmaceuticals, Inc.(b)	3,070	1,270,489

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco S&P 500 Index Fund

	Shares	Value
Biotechnology–(continued)
Vertex Pharmaceuticals Inc.(b)	9,953	$1,188,687
		23,387,806

Brewers–0.06%
Molson Coors Brewing Co.–Class B	6,594	500,419

Broadcasting–0.26%
CBS Corp.–Class B	19,733	1,166,220
Discovery Communications, Inc.–Class A(b)	6,182	199,679
Discovery Communications, Inc.–Class C(b)	11,309	345,037
Scripps Networks Interactive Inc.–Class A	4,213	304,600
		2,015,536

Building Products–0.08%
Allegion PLC	4,011	231,555
Masco Corp.	14,743	386,119
		617,674

Cable & Satellite–1.28%
Cablevision Systems Corp.–Class A	9,058	170,109
Comcast Corp.–Class A	106,623	6,331,274
DIRECTV(b)	20,785	1,841,551
Time Warner Cable Inc.	11,608	1,788,212
		10,131,146

Casinos & Gaming–0.06%
Wynn Resorts Ltd.	3,351	477,517

Coal & Consumable Fuels–0.04%
CONSOL Energy Inc.	9,525	306,705

Commodity Chemicals–0.19%
LyondellBasell Industries N.V.–Class A	17,197	1,477,394

Communications Equipment–1.63%
Cisco Systems, Inc.	211,631	6,245,231
F5 Networks, Inc.(b)	3,037	358,715
Harris Corp.	4,335	336,743
Juniper Networks, Inc.	15,932	380,934
Motorola Solutions, Inc.	8,766	595,562
QUALCOMM, Inc.	68,808	4,989,268
		12,906,453

Computer & Electronics Retail–0.08%
Best Buy Co., Inc.	12,048	459,029
GameStop Corp.–Class A	4,510	166,734
		625,763

Construction & Engineering–0.11%
Fluor Corp.	6,495	376,710
Jacobs Engineering Group, Inc.(b)	5,402	239,525
Quanta Services, Inc.(b)	9,008	259,250
		875,485

Construction Machinery & Heavy Trucks–0.53%
Caterpillar Inc.	25,055	2,077,059
Cummins Inc.	7,030	999,877
Joy Global Inc.	4,094	181,446

	Shares	Value
Construction Machinery & Heavy Truck–(continued)
PACCAR Inc.	14,654	$938,589
		4,196,971

Construction Materials–0.10%
Martin Marietta Materials, Inc.	2,607	371,054
Vulcan Materials Co.	5,492	455,836
		826,890

Consumer Electronics–0.08%
Garmin Ltd.	5,006	248,448
Harman International Industries, Inc.	2,848	392,995
		641,443

Consumer Finance–0.80%
American Express Co.	36,825	3,004,552
Capital One Financial Corp.	23,009	1,811,038
Discover Financial Services	18,767	1,144,412
Navient Corp.	16,977	363,308
		6,323,310

Data Processing & Outsourced Services–1.98%
Alliance Data Systems Corp.(b)	2,647	737,216
Automatic Data Processing, Inc.	19,950	1,772,358
Computer Sciences Corp.	5,813	412,258
Fidelity National Information Services, Inc.	11,742	793,642
Fiserv, Inc.(b)	10,096	788,195
MasterCard, Inc.–Class A	40,554	3,655,132
Paychex, Inc.	13,513	673,420
Total System Services, Inc.	6,846	261,517
Visa Inc.–Class A	20,213	5,483,989
Western Union Co. (The)	21,629	422,198
Xerox Corp.	44,409	606,183
		15,606,108

Department Stores–0.25%
Kohl’s Corp.	8,359	616,894
Macy’s, Inc.	14,289	910,495
Nordstrom, Inc.	5,862	471,481
		1,998,870

Distillers & Vintners–0.18%
Brown-Forman Corp.–Class B	6,487	594,793
Constellation Brands, Inc.–Class A(b)	6,943	796,501
		1,391,294

Distributors–0.08%
Genuine Parts Co.	6,325	607,706

Diversified Banks–4.72%
Bank of America Corp.	435,236	6,881,081
Citigroup Inc.	125,378	6,572,315
Comerica Inc.	7,435	340,374
JPMorgan Chase & Co.	154,709	9,480,567
U.S. Bancorp	74,055	3,303,594
Wells Fargo & Co.	195,372	10,704,432
		37,282,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco S&P 500 Index Fund

	Shares	Value
Diversified Chemicals–0.76%
Dow Chemical Co. (The)	45,849	$2,257,605
E. I. du Pont de Nemours and Co.	37,493	2,918,830
Eastman Chemical Co.	6,146	457,631
FMC Corp.	5,514	349,643
		5,983,709

Diversified Metals & Mining–0.12%
Freeport-McMoRan Inc.	43,004	930,177

Diversified Support Services–0.04%
Cintas Corp.	4,032	336,591

Drug Retail–1.00%
CVS Health Corp.	47,444	4,928,008
Walgreens Boots Alliance, Inc.	35,999	2,990,797
		7,918,805

Electric Utilities–1.68%
American Electric Power Co., Inc.	20,247	1,165,822
Duke Energy Corp.	29,271	2,299,237
Edison International	13,483	866,283
Entergy Corp.	7,468	593,781
Eversource Energy	13,110	678,443
Exelon Corp.	35,569	1,206,500
FirstEnergy Corp.	17,414	609,142
NextEra Energy, Inc.	18,064	1,868,901
Pepco Holdings, Inc.	10,424	282,907
Pinnacle West Capital Corp.	4,582	293,615
PPL Corp.	27,523	938,534
Southern Co. (The)	37,239	1,705,174
Xcel Energy, Inc.	20,928	738,340
		13,246,679

Electrical Components & Equipment–0.54%
AMETEK, Inc.	10,177	540,806
Eaton Corp. PLC(b)	19,641	1,394,707
Emerson Electric Co.	28,705	1,662,594
Rockwell Automation, Inc.	5,618	657,531
		4,255,638

Electronic Components–0.25%
Amphenol Corp.–Class A	12,807	723,083
Corning Inc.	53,050	1,294,420
		2,017,503

Electronic Equipment & Instruments–0.02%
FLIR Systems, Inc.	5,859	189,129

Electronic Manufacturing Services–0.15%
TE Connectivity Ltd. (Switzerland)	16,830	1,213,948

Environmental & Facilities Services–0.24%
Republic Services, Inc.	10,446	427,450
Stericycle, Inc.(b)	3,513	474,150
Waste Management, Inc.	17,624	960,155
		1,861,755

	Shares	Value
Fertilizers & Agricultural Chemicals–0.47%
CF Industries Holdings, Inc.	2,070	$633,896
Monsanto Co.	20,033	2,412,574
Mosaic Co. (The)	13,061	695,629
		3,742,099

Food Distributors–0.12%
Sysco Corp.	24,330	948,627

Food Retail–0.29%
Kroger Co. (The)	20,324	1,446,053
Whole Foods Market, Inc.	14,888	841,023
		2,287,076

Footwear–0.36%
NIKE, Inc.–Class B	28,879	2,804,728

Gas Utilities–0.03%
AGL Resources Inc.	4,947	242,947

General Merchandise Stores–0.50%
Dollar General Corp.(b)	12,557	911,889
Dollar Tree, Inc.(b)	8,510	678,077
Family Dollar Stores, Inc.	3,974	312,913
Target Corp.	26,361	2,025,316
		3,928,195

Gold–0.07%
Newmont Mining Corp.	20,643	543,530

Health Care Distributors–0.57%
AmerisourceBergen Corp.	8,597	883,428
Cardinal Health, Inc.	13,696	1,205,111
McKesson Corp.	9,596	2,194,605
Patterson Cos. Inc.	3,541	177,316
		4,460,460

Health Care Equipment–2.12%
Abbott Laboratories	62,318	2,952,004
Baxter International Inc.	22,430	1,551,035
Becton, Dickinson and Co.	7,944	1,165,544
Boston Scientific Corp.(b)	54,897	927,759
C.R. Bard, Inc.	3,117	527,209
CareFusion Corp.(b)	8,438	506,955
Edwards Lifesciences Corp.(b)	4,447	591,540
Intuitive Surgical, Inc.(b)	1,499	749,500
Medtronic PLC	58,649	4,550,576
St. Jude Medical, Inc.	11,832	788,958
Stryker Corp.	12,368	1,171,868
Varian Medical Systems, Inc.(b)	4,163	387,034
Zimmer Holdings, Inc.	7,029	846,221
		16,716,203

Health Care Facilities–0.19%
HCA Holdings, Inc.(b)	12,561	898,614
Tenet Healthcare Corp.(b)	4,066	188,256
Universal Health Services, Inc.–Class B	3,719	421,548
		1,508,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco S&P 500 Index Fund

	Shares	Value
Health Care REIT’s–0.36%
HCP, Inc.	19,006	$805,094
Health Care REIT, Inc.	13,560	1,045,611
Ventas, Inc.	13,244	986,281
		2,836,986

Health Care Services–0.51%
DaVita HealthCare Partners Inc.(b)	7,114	530,704
Express Scripts Holding Co.(b)	30,372	2,575,242
Laboratory Corp. of America Holdings(b)	4,098	504,177
Quest Diagnostics Inc.	5,980	419,437
		4,029,560

Health Care Supplies–0.04%
DENTSPLY International Inc.	5,856	310,427

Health Care Technology–0.11%
Cerner Corp.(b)	12,577	906,299

Home Entertainment Software–0.09%
Electronic Arts Inc.(b)	12,867	735,735

Home Furnishings–0.09%
Leggett & Platt, Inc.	5,694	256,515
Mohawk Industries, Inc.(b)	2,574	474,517
		731,032

Home Improvement Retail–1.17%
Home Depot, Inc. (The)	54,539	6,258,350
Lowe’s Cos., Inc.	40,264	2,983,160
		9,241,510

Homebuilding–0.13%
D.R. Horton, Inc.	13,730	374,966
Lennar Corp.–Class A	7,391	371,102
PulteGroup Inc.	13,809	311,531
		1,057,599

Homefurnishing Retail–0.07%
Bed Bath & Beyond Inc.(b)	7,665	572,269

Hotel and Resort REIT’s–0.08%
Host Hotels & Resorts Inc.	31,341	658,161

Hotels, Resorts & Cruise Lines–0.40%
Carnival Corp.	18,640	819,974
Marriott International Inc.–Class A	8,794	730,782
Royal Caribbean Cruises Ltd.	6,910	528,062
Starwood Hotels & Resorts Worldwide, Inc.	7,389	593,558
Wyndham Worldwide Corp.	5,100	466,548
		3,138,924

Household Appliances–0.09%
Whirlpool Corp.	3,221	682,691

Household Products–1.81%
Clorox Co. (The)	5,354	581,659
Colgate-Palmolive Co.	35,455	2,510,923
Kimberly-Clark Corp.	15,414	1,690,299
Procter & Gamble Co. (The)	111,829	9,520,003
		14,302,884

	Shares	Value
Housewares & Specialties–0.06%
Newell Rubbermaid Inc.	11,219	$440,795

Human Resource & Employment Services–0.04%
Robert Half International, Inc.	5,624	348,463

Hypermarkets & Super Centers–1.03%
Costco Wholesale Corp.	18,116	2,662,327
Wal-Mart Stores, Inc.	65,363	5,485,917
		8,148,244

Independent Power Producers & Energy Traders–0.09%
AES Corp. (The)	27,149	352,123
NRG Energy, Inc.	13,992	335,528
		687,651

Industrial Conglomerates–2.30%
3M Co.	26,521	4,472,767
Danaher Corp.	25,301	2,208,271
General Electric Co.(d)	415,607	10,801,626
Roper Industries, Inc.	4,144	694,410
		18,177,074

Industrial Gases–0.39%
Air Products and Chemicals, Inc.	7,959	1,242,718
Airgas, Inc.	2,753	322,707
Praxair, Inc.	12,058	1,542,218
		3,107,643

Industrial Machinery–0.76%
Dover Corp.	6,842	492,966
Flowserve Corp.	5,672	352,402
Illinois Tool Works Inc.	14,884	1,471,432
Ingersoll-Rand PLC	10,986	738,149
Pall Corp.	4,437	447,294
Parker Hannifin Corp.	6,151	754,666
Pentair PLC (United Kingdom)	7,729	513,747
Snap-on Inc.	2,425	357,033
Stanley Black & Decker Inc.	6,482	637,440
Xylem, Inc.	7,526	268,678
		6,033,807

Industrial REIT’s–0.11%
Prologis, Inc.	20,692	883,755

Insurance Brokers–0.31%
Aon PLC	11,800	1,184,248
Marsh & McLennan Cos., Inc.	22,385	1,273,483
		2,457,731

Integrated Oil & Gas–3.44%
Chevron Corp.	78,237	8,346,323
Exxon Mobil Corp.	175,250	15,516,635
Hess Corp.	10,516	789,542
Occidental Petroleum Corp.	32,091	2,499,247
		27,151,747

Integrated Telecommunication Services–2.19%
AT&T Inc.	214,670	7,418,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco S&P 500 Index Fund

	Shares	Value
Integrated Telecommunication Services–(continued)
CenturyLink Inc.	23,619	$894,215
Frontier Communications Corp.	41,471	330,939
Verizon Communications Inc.	171,740	8,492,543
Windstream Holdings Inc.	24,946	196,824
		17,333,516

Internet Retail–1.35%
Amazon.com, Inc.(b)	15,712	5,973,074
Expedia, Inc.	4,135	379,386
Netflix Inc.(b)	2,492	1,183,476
Priceline Group Inc. (The)(b)	2,165	2,679,144
TripAdvisor Inc.(b)	4,612	411,621
		10,626,701

Internet Software & Services–3.19%
Akamai Technologies, Inc.(b)	7,365	511,941
eBay Inc.(b)	46,789	2,709,551
Facebook Inc.–Class A(b)	86,533	6,833,511
Google Inc.–Class A(b)	11,796	6,636,784
Google Inc.–Class C(b)	11,785	6,580,744
VeriSign, Inc.(b)	4,529	289,947
Yahoo! Inc.(b)	36,462	1,614,537
		25,177,015

Investment Banking & Brokerage–0.91%
Charles Schwab Corp. (The)	47,555	1,395,264
E*TRADE Financial Corp.(b)	11,952	311,170
Goldman Sachs Group, Inc. (The)	16,763	3,181,450
Morgan Stanley	63,186	2,261,427
		7,149,311

IT Consulting & Other Services–1.31%
Accenture PLC–Class A	25,970	2,338,079
Cognizant Technology Solutions Corp.–Class A(b)	25,200	1,574,622
International Business Machines Corp.	38,090	6,168,295
Teradata Corp.(b)	6,367	283,459
		10,364,455

Leisure Products–0.08%
Hasbro, Inc.	4,638	289,017
Mattel, Inc.	14,022	369,059
		658,076

Life & Health Insurance–0.88%
Aflac, Inc.	18,647	1,160,776
Lincoln National Corp.	10,751	619,687
MetLife, Inc.	47,016	2,389,823
Principal Financial Group, Inc.	11,302	578,323
Prudential Financial, Inc.	18,954	1,532,431
Torchmark Corp.	5,323	283,450
Unum Group	10,428	349,964
		6,914,454

Life Sciences Tools & Services–0.43%
Agilent Technologies, Inc.	13,802	582,582
PerkinElmer, Inc.	4,674	219,678

	Shares	Value
Life Sciences Tools & Services–(continued)
Thermo Fisher Scientific, Inc.	16,555	$2,152,150
Waters Corp.(b)	3,450	415,311
		3,369,721

Managed Health Care–1.26%
Aetna Inc.	14,555	1,448,950
Anthem, Inc.	11,171	1,635,993
Cigna Corp.	10,825	1,316,645
Humana Inc.	6,345	1,042,991
UnitedHealth Group Inc.	39,721	4,513,497
		9,958,076

Metal & Glass Containers–0.07%
Ball Corp.	5,708	409,321
Owens-Illinois, Inc.(b)	6,824	178,516
		587,837

Motorcycle Manufacturers–0.07%
Harley-Davidson, Inc.	8,867	563,675

Movies & Entertainment–1.69%
Time Warner Inc.	34,701	2,840,624
Twenty-First Century Fox, Inc.–Class A	76,740	2,685,900
Viacom Inc.–Class B	15,288	1,069,243
Walt Disney Co. (The)	64,564	6,719,821
		13,315,588

Multi-Line Insurance–0.61%
American International Group, Inc.	57,936	3,205,599
Assurant, Inc.	2,872	175,967
Genworth Financial Inc.–Class A(b)	20,554	159,293
Hartford Financial Services Group, Inc. (The)	17,857	731,423
Loews Corp.	12,386	507,950
		4,780,232

Multi-Sector Holdings–1.45%
Berkshire Hathaway Inc.–Class B(b)	75,469	11,124,885
Leucadia National Corp.	13,112	311,148
		11,436,033

Multi-Utilities–1.15%
Ameren Corp.	10,041	425,839
CenterPoint Energy, Inc.	17,787	369,792
CMS Energy Corp.	11,383	399,885
Consolidated Edison, Inc.	12,120	765,257
Dominion Resources, Inc.	24,165	1,742,055
DTE Energy Co.	7,324	600,788
Integrys Energy Group, Inc.	3,335	249,224
NiSource Inc.	13,065	560,619
PG&E Corp.	19,661	1,056,385
Public Service Enterprise Group Inc.	20,943	880,863
SCANA Corp.	5,898	335,891
Sempra Energy	9,565	1,034,933
TECO Energy, Inc.	9,712	190,647
Wisconsin Energy Corp.	9,332	475,745
		9,087,923

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco S&P 500 Index Fund

	Shares	Value
Office REIT’s–0.21%
Boston Properties, Inc.	6,335	$870,492
Vornado Realty Trust	7,225	795,039
		1,665,531

Office Services & Supplies–0.02%
Pitney Bowes Inc.	8,317	192,705

Oil & Gas Drilling–0.15%
Diamond Offshore Drilling, Inc.	2,757	83,896
Ensco PLC–Class A	9,696	237,261
Helmerich & Payne, Inc.	4,479	300,362
Nabors Industries Ltd.	11,978	153,438
Noble Corp. PLC	10,427	173,505
Transocean Ltd.	14,091	227,288
		1,175,750

Oil & Gas Equipment & Services–1.12%
Baker Hughes Inc.	17,906	1,119,304
Cameron International Corp.(b)	8,170	384,643
FMC Technologies, Inc.(b)	9,677	386,402
Halliburton Co.	35,072	1,505,992
National Oilwell Varco Inc.	17,819	968,463
Schlumberger Ltd.	53,255	4,481,941
		8,846,745

Oil & Gas Exploration & Production–1.88%
Anadarko Petroleum Corp.	20,959	1,765,377
Apache Corp.	15,580	1,025,787
Cabot Oil & Gas Corp.	17,092	495,668
Chesapeake Energy Corp.	21,470	358,120
Cimarex Energy Co.	3,650	400,332
ConocoPhillips	50,942	3,321,418
Denbury Resources Inc.	14,590	122,556
Devon Energy Corp.	15,914	980,143
EOG Resources, Inc.	22,679	2,034,760
EQT Corp.	6,269	500,329
Marathon Oil Corp.	27,930	778,130
Murphy Oil Corp.	6,904	351,344
Newfield Exploration Co.(b)	5,678	187,544
Noble Energy, Inc.	14,913	704,341
Pioneer Natural Resources Co.	6,161	939,676
QEP Resources Inc.	6,858	147,310
Range Resources Corp.	6,981	345,839
Southwestern Energy Co.(b)	14,613	366,494
		14,825,168

Oil & Gas Refining & Marketing–0.61%
Marathon Petroleum Corp.	11,595	1,217,475
Phillips 66	22,907	1,797,283
Tesoro Corp.	5,223	479,680
Valero Energy Corp.	21,572	1,330,777
		4,825,215

Oil & Gas Storage & Transportation–0.71%
Kinder Morgan Inc.	70,319	2,883,782
ONEOK, Inc.	8,615	381,300
Spectra Energy Corp.	27,769	985,522
Williams Cos., Inc. (The)	27,840	1,365,273
		5,615,877

	Shares	Value
Packaged Foods & Meats–1.39%
Campbell Soup Co.	7,413	$345,372
ConAgra Foods, Inc.	17,581	614,983
General Mills, Inc.	24,986	1,343,997
Hershey Co. (The)	6,132	636,379
Hormel Foods Corp.	5,559	325,257
JM Smucker Co. (The)	4,239	488,969
Kellogg Co.	10,431	672,591
Keurig Green Mountain Inc.	5,027	641,345
Kraft Foods Group, Inc.	24,369	1,561,078
McCormick & Co., Inc.	5,348	403,132
Mead Johnson Nutrition Co.	8,360	875,793
Mondelez International Inc.–Class A	69,525	2,567,906
Tyson Foods, Inc.–Class A	12,126	500,925
		10,977,727

Paper Packaging–0.12%
Avery Dennison Corp.	3,802	203,597
MeadWestvaco Corp.	6,912	366,751
Sealed Air Corp.	8,738	411,822
		982,170

Paper Products–0.13%
International Paper Co.	17,531	988,924

Personal Products–0.12%
Avon Products, Inc.	17,988	153,078
Estee Lauder Cos. Inc. (The)–Class A	9,268	766,185
		919,263

Pharmaceuticals–6.24%
AbbVie Inc.	65,938	3,989,249
Actavis PLC(b)	10,969	3,195,928
Allergan, Inc.	12,328	2,869,219
Bristol-Myers Squibb Co.	68,650	4,182,158
Eli Lilly and Co.	40,550	2,845,394
Endo International PLC(b)	6,362	544,587
Hospira, Inc.(b)	7,022	614,706
Johnson & Johnson	115,843	11,875,066
Mallinckrodt PLC (b)	4,825	563,174
Merck & Co., Inc.	117,986	6,906,900
Mylan Inc.(b)	15,489	887,907
Perrigo Co. PLC	5,824	899,633
Pfizer Inc.	260,760	8,949,283
Zoetis Inc.	20,747	956,229
		49,279,433

Property & Casualty Insurance–0.83%
ACE Ltd.	13,728	1,565,129
Allstate Corp. (The)	17,358	1,225,475
Chubb Corp. (The)	9,758	980,191
Cincinnati Financial Corp.	6,088	321,203
Progressive Corp. (The)	22,137	589,951
Travelers Cos., Inc. (The)	13,714	1,473,432
XL Group PLC	10,679	386,580
		6,541,961

Publishing–0.09%
Gannett Co., Inc.	9,345	330,813

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco S&P 500 Index Fund

	Shares	Value
Publishing–(continued)
News Corp.–Class A(b)	20,645	$356,642
		687,455

Railroads–0.98%
CSX Corp.	41,195	1,413,400
Kansas City Southern	4,580	530,547
Norfolk Southern Corp.	12,806	1,397,903
Union Pacific Corp.	36,795	4,424,967
		7,766,817

Real Estate Services–0.05%
CBRE Group, Inc.–Class A(b)	11,571	396,422

Regional Banks–0.88%
BB&T Corp.	29,809	1,134,233
Fifth Third Bancorp	34,101	660,195
Huntington Bancshares Inc.	33,706	368,744
KeyCorp	35,853	499,432
M&T Bank Corp.	5,466	661,386
PNC Financial Services Group, Inc. (The)	21,777	2,002,613
Regions Financial Corp.	56,966	547,443
SunTrust Banks, Inc.	21,580	884,780
Zions Bancorp.	8,397	224,494
		6,983,320

Research & Consulting Services–0.16%
Dun & Bradstreet Corp. (The)	1,533	203,092
Equifax Inc.	4,989	465,823
Nielsen N.V.	13,405	606,040
		1,274,955

Residential REIT’s–0.37%
Apartment Investment & Management Co.–Class A	6,050	227,964
AvalonBay Communities, Inc.	5,462	919,473
Equity Residential	14,996	1,155,142
Essex Property Trust, Inc.	2,645	588,327
		2,890,906

Restaurants–1.21%
Chipotle Mexican Grill, Inc.(b)	1,282	852,492
Darden Restaurants, Inc.	5,488	351,232
McDonald’s Corp.	40,276	3,983,296
Starbucks Corp.	30,968	2,895,043
Yum! Brands, Inc.	18,105	1,468,497
		9,550,560

Retail REIT’s–0.52%
General Growth Properties, Inc.	25,970	753,390
Kimco Realty Corp.	17,026	447,443
Macerich Co. (The)	5,822	487,010
Simon Property Group, Inc.	12,861	2,448,220
		4,136,063

Security & Alarm Services–0.13%
ADT Corp. (The)	7,235	283,757
Tyco International PLC	17,318	731,166
		1,014,923

	Shares	Value
Semiconductor Equipment–0.28%
Applied Materials, Inc.	50,424	$1,263,121
KLA-Tencor Corp.	6,806	442,084
Lam Research Corp.	6,577	542,339
		2,247,544

Semiconductors–2.05%
Altera Corp.	12,614	466,844
Analog Devices, Inc.	12,879	753,937
Avago Technologies Ltd. (Singapore)	10,465	1,335,543
Broadcom Corp.–Class A	22,295	1,008,403
First Solar, Inc.(b)	3,081	184,075
Intel Corp.	200,101	6,653,358
Linear Technology Corp.	9,871	475,634
Microchip Technology Inc.	8,316	426,361
Micron Technology, Inc.(b)	44,425	1,362,515
NVIDIA Corp.	21,369	471,400
Texas Instruments Inc.	43,715	2,570,442
Xilinx, Inc.	10,944	463,697
		16,172,209

Soft Drinks–1.91%
Coca-Cola Co. (The)	163,148	7,064,308
Coca-Cola Enterprises, Inc.	9,203	425,179
Dr Pepper Snapple Group, Inc.	8,045	633,866
Monster Beverage Corp.(b)	5,965	841,781
PepsiCo, Inc.	61,938	6,130,623
		15,095,757

Specialized Consumer Services–0.05%
H&R Block, Inc.	11,387	388,866

Specialized Finance–0.57%
CME Group Inc.–Class A	13,103	1,256,971
Intercontinental Exchange, Inc.	4,663	1,097,484
McGraw Hill Financial, Inc.	11,235	1,158,328
Moody’s Corp.	7,596	736,356
NASDAQ OMX Group, Inc. (The)	4,899	245,734
		4,494,873

Specialized REIT’s–0.69%
American Tower Corp.	17,380	1,723,053
Crown Castle International Corp.	13,816	1,192,459
Iron Mountain Inc.	7,716	283,563
Plum Creek Timber Co., Inc.	7,278	316,156
Public Storage	6,003	1,183,912
Weyerhaeuser Co.	21,701	761,922
		5,461,065

Specialty Chemicals–0.59%
Ecolab Inc.	11,178	1,291,506
International Flavors & Fragrances Inc.	3,350	408,465
PPG Industries, Inc.	5,678	1,336,488
Sherwin-Williams Co. (The)	3,376	962,835
Sigma-Aldrich Corp.	4,948	683,121
		4,682,415

Specialty Stores–0.22%
PetSmart, Inc.	4,133	342,667
Staples, Inc.	26,478	443,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco S&P 500 Index Fund

	Shares	Value
Specialty Stores–(continued)
Tiffany & Co.	4,656	$410,752
Tractor Supply Co.	5,666	499,288
		1,696,611

Steel–0.10%
Allegheny Technologies, Inc.	4,501	151,504
Nucor Corp.	13,201	620,843
		772,347

Systems Software–2.85%
CA, Inc.	13,256	431,085
Microsoft Corp.	341,140	14,958,989
Oracle Corp.	133,878	5,866,534
Red Hat, Inc.(b)	7,772	537,200
Symantec Corp.	28,561	718,595
		22,512,403

Technology Hardware, Storage & Peripherals–4.98%
Apple Inc.	242,723	31,180,197
EMC Corp.	84,216	2,437,211
Hewlett-Packard Co.	77,237	2,690,937
NetApp, Inc.	12,899	498,546
SanDisk Corp.	9,131	729,841
Seagate Technology PLC	13,542	827,687
Western Digital Corp.	9,033	966,350
		39,330,769

Thrifts & Mortgage Finance–0.05%
Hudson City Bancorp, Inc.	19,913	194,351
People’s United Financial Inc.	12,745	192,832
		387,183

	Shares	Value
Tires & Rubber–0.04%
Goodyear Tire & Rubber Co. (The)	11,362	$303,706

Tobacco–1.51%
Altria Group, Inc.	81,798	4,604,409
Lorillard, Inc.	14,899	1,019,390
Philip Morris International Inc.	64,301	5,334,411
Reynolds American Inc.	12,752	964,306
		11,922,516

Trading Companies & Distributors–0.18%
Fastenal Co.	11,286	468,933
United Rentals, Inc.(b)	4,156	386,758
W.W. Grainger, Inc.	2,510	594,644
		1,450,335

Trucking–0.03%
Ryder System, Inc.	2,189	205,744
Total Common Stocks & Other Equity Interests (Cost $366,285,209)		772,357,781

Money Market Funds–2.12%
Liquid Assets Portfolio–Institutional Class(e)	8,383,379	8,383,379
Premier Portfolio–Institutional Class(e)	8,383,379	8,383,379
Total Money Market Funds (Cost $16,766,758)		16,766,758
TOTAL INVESTMENTS–99.90% (Cost $383,051,967)		789,124,539
OTHER ASSETS LESS LIABILITIES–0.10%		769,182
NET ASSETS–100.00%		$789,893,721

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 5.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1l and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2015

Information Technology	19.5%
Financials	15.5
Health Care	14.4
Consumer Discretionary	12.4
Industrials	10.0
Consumer Staples	9.6
Energy	7.9
Materials	3.2
Utilities	3.0
Telecommunication Services	2.3
Money Market Funds Plus Other Assets Less Liabilities	2.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco S&P 500 Index Fund

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

Assets:
Investments, at value (Cost $365,861,788)	$771,639,767
Investments in affiliates, at value (Cost $17,190,179)	17,484,772
Total investments, at value (Cost $383,051,967)	789,124,539
Receivable for:
Fund shares sold	2,196,025
Dividends	1,663,989
Investment for trustee deferred compensation and retirement plans	67,211
Other assets	37,804
Total assets	793,089,568

Liabilities:
Payable for:
Investments purchased	96,186
Fund shares reacquired	2,169,593
Variation margin — futures	61,360
Accrued fees to affiliates	681,509
Accrued trustees’ and officers’ fees and benefits	4,684
Accrued other operating expenses	104,631
Trustee deferred compensation and retirement plans	77,884
Total liabilities	3,195,847
Net assets applicable to shares outstanding	$789,893,721

Net assets consist of:
Shares of beneficial interest	$445,846,634
Undistributed net investment income	2,943,322
Undistributed net realized gain (loss)	(65,515,644)
Net unrealized appreciation	406,619,409
$789,893,721

Net Assets:
Class A	$583,082,420
Class B	$6,764,881
Class C	$156,289,210
Class Y	$43,757,210

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	25,708,538
Class B	303,932
Class C	7,103,526
Class Y	1,909,310
Class A:
Net asset value per share	$22.68
Maximum offering price per share
(Net asset value of $22.68 ÷ 94.50%)	$24.00
Class B:
Net asset value and offering price per share	$22.26
Class C:
Net asset value and offering price per share	$22.00
Class Y:
Net asset value and offering price per share	$22.92

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco S&P 500 Index Fund

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $914)	$7,688,068
Dividends from affiliates	11,686
Total investment income	7,699,754

Expenses:
Advisory fees	441,481
Administrative services fees	92,056
Custodian fees	18,477
Distribution fees:
Class A	699,081
Class B	37,102
Class C	676,204
Transfer agent fees	503,877
Trustees’ and officers’ fees and benefits	17,613
Other	165,613
Total expenses	2,651,504
Less: Fees waived and expense offset arrangement(s)	(9,506)
Net expenses	2,641,998
Net investment income	5,057,756

Realized and unrealized gain from:
Net realized gain from:
Investment securities	5,500,881
Futures contracts	910,417
6,411,298
Change in net unrealized appreciation of:
Investment securities	30,998,059
Futures contracts	358,400
31,356,459
Net realized and unrealized gain	37,767,757
Net increase in net assets resulting from operations	$42,825,513

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	February 28, 2015	August 31, 2014
Operations:
Net investment income	$5,057,756	$8,742,956
Net realized gain	6,411,298	11,844,995
Change in net unrealized appreciation	31,356,459	121,029,821
Net increase in net assets resulting from operations	42,825,513	141,617,772

Distributions to shareholders from net investment income:
Class A	(6,708,188)	(7,179,915)
Class B	(41,456)	(81,335)
Class C	(776,452)	(813,327)
Class Y	(488,720)	(436,370)
Total distributions from net investment income	(8,014,816)	(8,510,947)

Share transactions–net:
Class A	(482,054)	(14,239,028)
Class B	(1,725,772)	(4,900,844)
Class C	24,888,641	10,893,429
Class Y	17,241,501	(2,285,605)
Net increase (decrease) in net assets resulting from share transactions	39,922,316	(10,532,048)
Net increase in net assets	74,733,013	122,574,777

Net assets:
Beginning of period	715,160,708	592,585,931
End of period (includes undistributed net investment income of $2,943,322 and $5,900,382, respectively)	$789,893,721	$715,160,708

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net

14                         Invesco S&P 500 Index Fund

asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

15                         Invesco S&P 500 Index Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.12%
Over $2 billion	0.10%

For the six months ended February 28, 2015, the effective advisory fees incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.00%, 2.75%, 2.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

16                         Invesco S&P 500 Index Fund

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2015, the Adviser waived advisory fees of $9,144.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2015, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended February 28, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2015, IDI advised the Fund that IDI retained $44,715 in front-end sales commissions from the sale of Class A shares and $97, $1,671 and $7,753 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$789,124,539	$—	$—	$789,124,539
Futures Contracts*	546,837	—	—	546,837
Total Investments	$789,671,376	$—	$—	$789,671,376

*	Unrealized appreciation.

17                         Invesco S&P 500 Index Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Market risk:
Futures contracts(a)	$546,837	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures Contracts
Realized Gain:
Market risk	$910,417
Change in Unrealized Appreciation:
Market risk	358,400
Total	$1,268,817

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$12,281,266

Open Futures Contracts — Market Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	173	March-2015	$18,189,220	$546,837

NOTE 5—Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the six months ended February 28, 2015.

	Value 08/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 02/28/15	Dividend Income
Invesco Ltd.	$702,489	$25,329	$—	$(9,804)	$—	$718,014	$8,832

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $362.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

18                         Invesco S&P 500 Index Fund

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
August 31, 2017	$12,322,416	$—	$12,322,416
August 31, 2018	19,847,353	—	19,847,353
August 31, 2019	10,267,726	—	10,267,726
Not subject to expiration	—	5,448,529	5,448,529
	$42,437,495	$5,448,529	$47,886,024

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2015 was $44,723,268 and $14,537,678, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$389,399,467
Aggregate unrealized (depreciation) of investment securities	(7,179,376)
Net unrealized appreciation of investment securities	$382,220,091

Cost of investments for tax purposes is $406,904,448.

19                         Invesco S&P 500 Index Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	2,756,420	$59,966,406	3,235,124	$64,183,686
Class B	9,768	210,537	42,427	815,218
Class C	1,537,723	32,569,136	1,352,961	26,035,607
Class Y	956,540	21,219,792	848,531	17,239,541

Issued as reinvestment of dividends:
Class A	281,199	6,051,406	341,048	6,486,732
Class B	1,733	36,649	3,781	70,771
Class C	32,806	685,648	39,586	732,740
Class Y	21,191	460,483	21,684	416,553

Automatic conversion of Class B shares to Class A shares:
Class A	54,937	1,211,783	196,646	3,877,345
Class B	(56,057)	(1,211,783)	(200,486)	(3,877,345)

Reacquired:
Class A	(3,090,876)	(67,711,649)	(4,501,173)	(88,786,791)
Class B	(35,297)	(761,175)	(99,776)	(1,909,488)
Class C	(395,536)	(8,366,143)	(823,310)	(15,874,918)
Class Y	(201,947)	(4,438,774)	(998,411)	(19,941,699)
Net increase (decrease) in share activity	1,872,604	$39,922,316	(541,368)	$(10,532,048)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own, in the aggregate, 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

20                         Invesco S&P 500 Index Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/15	$21.69	$0.16	$1.09	$1.25	$(0.26)	$22.68	5.83%		$583,082	0.59	%(d)	0.59	%(d)	1.50	%(d)	2%
Year ended 08/31/14	17.67	0.29	4.01	4.30	(0.28)	21.69	24.54	(e)	557,688	0.59	(e)	0.59	(e)	1.45	(e)	5
Year ended 08/31/13	15.26	0.27	2.43	2.70	(0.29)	17.67	18.04		467,234	0.62		0.62		1.64		6
Year ended 08/31/12	13.25	0.22	2.03	2.25	(0.24)	15.26	17.26		410,772	0.65		0.67		1.55		3
Year ended 08/31/11	11.36	0.19	1.85	2.04	(0.15)	13.25	17.94		369,597	0.61		0.61		1.42		4
Year ended 08/31/10	11.09	0.18	0.33	0.51	(0.24)	11.36	4.44		335,583	0.60		0.69		1.47		7
Class B
Six months ended 02/28/15	21.24	0.08	1.06	1.14	(0.12)	22.26	5.40		6,765	1.34	(d)	1.34	(d)	0.75	(d)	2
Year ended 08/31/14	17.32	0.13	3.94	4.07	(0.15)	21.24	23.60		8,150	1.35		1.35		0.69		5
Year ended 08/31/13	14.96	0.14	2.40	2.54	(0.18)	17.32	17.14		11,045	1.37		1.37		0.89		6
Year ended 08/31/12	12.92	0.11	2.01	2.12	(0.08)	14.96	16.47		19,912	1.40		1.42		0.80		3
Year ended 08/31/11	11.10	0.09	1.80	1.89	(0.07)	12.92	17.02		37,840	1.36		1.36		0.67		4
Year ended 08/31/10	10.83	0.08	0.33	0.41	(0.14)	11.10	3.68		64,102	1.35		1.44		0.72		7
Class C
Six months ended 02/28/15	20.99	0.08	1.05	1.13	(0.12)	22.00	5.42		156,289	1.34	(d)	1.34	(d)	0.75	(d)	2
Year ended 08/31/14	17.12	0.13	3.89	4.02	(0.15)	20.99	23.59		124,452	1.35		1.35		0.69		5
Year ended 08/31/13	14.79	0.14	2.37	2.51	(0.18)	17.12	17.14	(f)	91,761	1.36	(f)	1.36	(f)	0.90	(f)	6
Year ended 08/31/12	12.79	0.11	1.99	2.10	(0.10)	14.79	16.50		78,797	1.40		1.42		0.80		3
Year ended 08/31/11	10.99	0.10	1.77	1.87	(0.07)	12.79	17.01	(f)	68,753	1.27	(f)	1.27	(f)	0.76	(f)	4
Year ended 08/31/10	10.74	0.08	0.33	0.41	(0.16)	10.99	3.71		66,933	1.35		1.44		0.72		7
Class Y
Six months ended 02/28/15	21.94	0.19	1.10	1.29	(0.31)	22.92	5.95		43,757	0.34	(d)	0.34	(d)	1.75	(d)	2
Year ended 08/31/14	17.87	0.34	4.05	4.39	(0.32)	21.94	24.83		24,870	0.35		0.35		1.69		5
Year ended 08/31/13	15.43	0.32	2.45	2.77	(0.33)	17.87	18.33		22,546	0.37		0.37		1.89		6
Year ended 08/31/12	13.40	0.26	2.06	2.32	(0.29)	15.43	17.64		14,518	0.40		0.42		1.80		3
Year ended 08/31/11	11.48	0.23	1.86	2.09	(0.17)	13.40	18.21		16,824	0.36		0.36		1.67		4
Year ended 08/31/10	11.20	0.21	0.33	0.54	(0.26)	11.48	4.72		23,168	0.35		0.44		1.72		7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $563,900, $7,482, $136,362 and $34,157 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended August 31, 2014.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% and 0.91% for the years ended August 31, 2013 and 2011, respectively.

21                         Invesco S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,058.30	$3.01	$1,021.87	$2.96	0.59%
B	1,000.00	1,054.00	6.82	1,018.15	6.71	1.34
C	1,000.00	1,054.20	6.83	1,018.15	6.71	1.34
Y	1,000.00	1,059.50	1.74	1,023.11	1.71	0.34

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

22                         Invesco S&P 500 Index Fund

Go Paperless with eDelivery
Visit invesco.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that’s all about eeees:
– environmentally friendly. Go green by reducing the number of trees used to produce paper.	– efficient. Stop waiting for regular mail. Your documents will be sent via email as soon as they’re available.
– economical. Help reduce your fund’s printing and delivery expenses and put more capital back in your fund’s returns.	– easy. Download, save and print files using your home computer with a few clicks of your mouse.
This service is provided by Invesco Investment Services, Inc.

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                     MS-SPI-SAR-1         Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2015

Invesco Small Cap Discovery Fund
Nasdaq:
A: VASCX ¡ B: VBSCX ¡ C: VCSCX ¡ Y: VISCX ¡ R5: VESCX ¡ R6: VFSCX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
8 Financial Statements
10 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 8/31/14 to 2/28/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.40%
Class B Shares	10.42
Class C Shares	10.07
Class Y Shares	10.49
Class R5 Shares	10.54
Class R6 Shares	10.71
S&P 500 Index▼ (Broad Market Index)	6.12
Russell 2000 Growth Index¢ (Style-Specific Index)	9.11
Lipper Small-Cap Growth Funds Index¢ (Peer Group Index)	7.79

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                         Invesco Small Cap Discovery Fund

Average Annual Total Returns

As of 2/28/15, including maximum applicable sales charges

Class A Shares
Inception (11/27/00)	4.60%
10 Years	8.81
5 Years	14.79
1 Year	0.31

Class B Shares
Inception (11/27/00)	4.59%
10 Years	9.09
5 Years	15.84
1 Year	1.82

Class C Shares
Inception (11/27/00)	4.24%
10 Years	8.62
5 Years	15.25
1 Year	4.54

Class Y Shares
Inception (2/2/06)	8.26%
5 Years	16.39
1 Year	6.47

Class R5 Shares
10 Years	9.52%
5 Years	16.31
1 Year	6.62

Class R6 Shares
10 Years	9.55%
5 Years	16.37
1 Year	6.79

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Small Cap Growth Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Growth Fund (renamed Invesco Small Cap Discovery Fund). Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Small Cap Discovery Fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R5 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 12/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/27/00)	4.17%
10 Years	8.11
5 Years	13.33
1 Year	-2.56

Class B Shares
Inception (11/27/00)	4.16%
10 Years	8.35
5 Years	14.37
1 Year	-1.19

Class C Shares
Inception (11/27/00)	3.82%
10 Years	7.92
5 Years	13.80
1 Year	1.56

Class Y Shares
Inception (2/2/06)	7.64%
5 Years	14.92
1 Year	3.43

Class R5 Shares
10 Years	8.81%
5 Years	14.84
1 Year	3.58

Class R6 Shares
10 Years	8.83%
5 Years	14.87
1 Year	3.66

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.32%, 1.32%, 2.07%, 1.07%, 0.94% and 0.84%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3                         Invesco Small Cap Discovery Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                         Invesco Small Cap Discovery Fund

Schedule of Investments(a)

February 28, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.79%
Aerospace & Defense–0.81%
TASER International, Inc.(b)(c)	295,431	$6,936,720

Apparel, Accessories & Luxury Goods–1.01%
G-III Apparel Group, Ltd.(c)	82,602	8,692,208

Application Software–6.19%
Aspen Technology, Inc.(c)	70,723	2,730,262
Cadence Design Systems, Inc.(c)	646,101	11,859,184
Guidewire Software Inc.(c)	212,060	11,803,260
Manhattan Associates, Inc.(c)	168,546	8,402,018
Qlik Technologies Inc.(c)	98,741	3,203,158
SolarWinds, Inc.(c)	166,399	8,441,421
Ultimate Software Group, Inc. (The)(c)	40,157	6,611,649
		53,050,952

Asset Management & Custody Banks–1.02%
Affiliated Managers Group, Inc.(c)	40,235	8,707,659

Auto Parts & Equipment–2.62%
Gentherm Inc.(c)	282,232	13,109,676
Tenneco Inc.(c)	160,274	9,334,358
		22,444,034

Biotechnology–4.56%
Clovis Oncology Inc.(b)(c)	98,584	7,537,733
Esperion Therapeutics, Inc.(c)	35,899	2,241,892
Exact Sciences Corp.(b)(c)	296,225	6,656,176
Intercept Pharmaceuticals, Inc.(c)	20,315	4,497,131
Medivation Inc.(c)	97,926	11,509,243
Synageva BioPharma Corp.(b)(c)	67,709	6,684,910
		39,127,085

Building Products–3.64%
A.O. Smith Corp.	146,083	9,207,612
American Woodmark Corp.(c)	58,733	3,092,880
Lennox International Inc.	81,801	8,528,572
Owens Corning Inc.	133,587	5,298,060
Trex Co., Inc.(c)	100,129	5,041,495
		31,168,619

Commodity Chemicals–0.44%
Methanex Corp. (Canada)	69,734	3,786,556

Communications Equipment–0.72%
ARRIS Group Inc.(c)	209,017	6,140,919

Construction Machinery & Heavy Trucks–0.91%
Manitowoc Co., Inc. (The)	353,762	7,828,753

Consumer Electronics–1.28%
Harman International Industries, Inc.	79,298	10,942,331

	Shares	Value
Data Processing & Outsourced Services–2.19%
Euronet Worldwide, Inc.(c)	139,303	$7,870,619
Jack Henry & Associates, Inc.	95,837	6,277,324
WEX Inc.(c)	43,126	4,614,051
		18,761,994

Electronic Components–0.97%
Belden Inc.	93,699	8,318,597

Electronic Equipment & Instruments–0.55%
Cognex Corp.(c)	105,589	4,718,772

Electronic Manufacturing Services–0.38%
IPG Photonics Corp.(c)	33,658	3,227,802

Environmental & Facilities Services–0.46%
Clean Harbors, Inc.(b)(c)	70,373	3,919,072

General Merchandise Stores–2.25%
Burlington Stores, Inc.(c)	178,403	9,913,855
Tuesday Morning Corp.(c)	494,637	9,388,210
		19,302,065

Health Care Equipment–3.91%
DexCom Inc.(c)	155,061	9,418,405
Globus Medical, Inc.–Class A(c)	288,123	6,995,626
Thoratec Corp.(c)	208,384	8,485,397
Wright Medical Group, Inc.(c)	351,171	8,649,342
		33,548,770

Health Care Facilities–4.35%
Acadia Healthcare Co., Inc.(c)	218,805	13,835,040
Capital Senior Living Corp.(c)	331,146	8,278,650
Tenet Healthcare Corp.(c)	131,052	6,067,708
VCA, Inc.(c)	170,327	9,075,022
		37,256,420

Health Care Services–1.52%
Team Health Holdings, Inc.(c)	219,469	13,007,928

Health Care Supplies–0.89%
Align Technology, Inc.(c)	133,123	7,634,604

Homefurnishing Retail–0.71%
Mattress Firm Holding Corp.(b)(c)	99,375	6,052,931

Housewares & Specialties–0.97%
Jarden Corp.(c)	157,116	8,338,146

Human Resource & Employment Services–0.93%
TrueBlue, Inc.(c)	346,347	7,969,444

Industrial Conglomerates–1.01%
Carlisle Cos. Inc.	92,622	8,620,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Small Cap Discovery Fund

	Shares	Value
Industrial Machinery–2.09%
EnPro Industries, Inc.	120,236	$7,907,922
ITT Corp.	102,428	4,206,718
Woodward Inc.	119,767	5,814,688
		17,929,328

Internet Software & Services–3.00%
CoStar Group Inc.(c)	46,358	9,232,659
Dealertrack Technologies Inc.(c)	92,569	3,681,469
Marketo, Inc.(c)	259,219	7,245,171
Wix.com Ltd. (Israel)(c)	304,500	5,581,485
		25,740,784

Investment Banking & Brokerage–1.90%
Evercore Partners Inc.–Class A	178,976	9,168,940
Stifel Financial Corp.(c)	129,614	7,098,959
		16,267,899

IT Consulting & Other Services–0.71%
InterXion Holding N.V. (Netherlands)(c)	192,447	6,133,286

Leisure Products–1.69%
Brunswick Corp.	266,806	14,471,557

Life Sciences Tools & Services–5.52%
Bio-Techne Corp.	93,461	9,115,252
Bruker Corp.(c)	328,001	6,241,859
Fluidigm Corp.(c)	276,175	12,206,935
PAREXEL International Corp.(c)	197,548	12,733,944
VWR Corp.(b)(c)	284,151	6,975,907
		47,273,897

Marine–0.44%
Kirby Corp.(c)	49,046	3,780,466

Movies & Entertainment–2.16%
Cinemark Holdings, Inc.	284,417	11,581,460
Lions Gate Entertainment Corp.	212,457	6,923,974
		18,505,434

Office Services & Supplies–0.93%
Steelcase Inc.–Class A	425,771	7,970,433

Oil & Gas Exploration & Production–3.51%
Diamondback Energy Inc.(c)	136,569	9,725,079
Laredo Petroleum Inc.(b)(c)	370,310	4,417,798
PDC Energy, Inc.(c)	69,869	3,610,830
RSP Permian Inc.(c)	263,982	7,169,751
Whiting Petroleum Corp.(c)	152,409	5,155,996
		30,079,454

Packaged Foods & Meats–1.82%
Hain Celestial Group, Inc. (The)(c)	116,304	7,272,489
WhiteWave Foods Co.–Class A (The)(c)	203,486	8,332,752
		15,605,241

Pharmaceuticals–4.23%
Flamel Technologies S.A.–ADR (France)(c)	255,411	3,997,182

	Shares	Value
Pharmaceuticals–(continued)
IGI Laboratories, Inc.(b)(c)	576,316	$6,639,161
Impax Laboratories, Inc.(c)	264,414	10,653,240
Pacira Pharmaceuticals, Inc.(c)	130,677	14,997,799
		36,287,382

Real Estate Services–0.82%
Realogy Holdings Corp.(c)	152,690	7,023,740

Regional Banks–2.24%
Signature Bank(c)	63,178	7,793,006
SVB Financial Group(c)	92,523	11,371,077
		19,164,083

Research & Consulting Services–0.79%
Corporate Executive Board Co. (The)	86,191	6,740,998

Restaurants–4.11%
Fiesta Restaurant Group, Inc.(c)	101,001	6,566,075
Jack in the Box Inc.	112,913	10,917,558
Shake Shack Inc.–Class A(b)(c)	50,273	2,169,280
Texas Roadhouse, Inc.	236,792	8,912,851
Zoe’s Kitchen Inc.(b)(c)	194,586	6,676,246
		35,242,010

Semiconductors–6.18%
Cavium Inc.(c)	199,966	13,695,671
Cypress Semiconductor Corp.(b)(c)	535,827	7,903,448
Integrated Device Technology, Inc.(c)	442,286	9,128,783
Power Integrations, Inc.	110,289	6,050,455
Qorvo, Inc.(c)	111,623	7,746,636
Silicon Laboratories Inc.(c)	166,140	8,413,330
		52,938,323

Specialty Chemicals–1.77%
Cytec Industries Inc.	134,464	7,063,394
PolyOne Corp.	204,988	8,146,223
		15,209,617

Specialty Stores–0.74%
Tractor Supply Co.	72,013	6,345,786

Steel–0.68%
Commercial Metals Co.	388,146	5,841,597

Systems Software–1.06%
Barracuda Networks, Inc.(c)	237,911	9,062,030

Tires & Rubber–0.69%
Cooper Tire & Rubber Co.	156,181	5,944,249

Trading Companies & Distributors–0.69%
WESCO International, Inc.(c)	84,688	5,879,888

Trucking–0.73%
ArcBest Corp.	149,576	6,264,243
Total Common Stocks & Other Equity Interests (Cost $560,546,129)		795,204,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Small Cap Discovery Fund

	Shares	Value
Money Market Funds–6.51%
Liquid Assets Portfolio–Institutional Class(d)	27,907,240	$27,907,240
Premier Portfolio–Institutional Class(d)	27,907,240	27,907,240
Total Money Market Funds (Cost $55,814,480)		55,814,480
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.30% (Cost $616,360,609)		851,018,916

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.13%
Liquid Assets Portfolio–Institutional Class (Cost $52,559,674)(d)(e)	52,559,674	52,559,674
TOTAL INVESTMENTS–105.43% (Cost $668,920,283)		903,578,590
OTHER ASSETS LESS LIABILITIES–(5.43)%		(46,571,232)
NET ASSETS–100.00%		$857,007,358

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at February 28, 2015.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of February 28, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$51,015,536	$(51,015,536)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2015

Health Care	24.2%
Information Technology	19.9
Consumer Discretionary	18.2
Industrials	15.5
Financials	6.0
Energy	3.5
Materials	2.9
Consumer Staples	2.6
Money Market Funds Plus Other Assets Less Liabilities	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Small Cap Discovery Fund

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

Assets:
Investments, at value (Cost $560,546,129)*	$795,204,436
Investments in affiliated money market funds, at value and cost	108,374,154
Total investments, at value (Cost $668,920,283)	903,578,590
Receivable for:
Investments sold	12,120,531
Fund shares sold	1,230,630
Dividends	284,179
Investment for trustee deferred compensation and retirement plans	107,928
Other assets	66,521
Total assets	917,388,379

Liabilities:
Payable for:
Investments purchased	6,201,255
Fund shares reacquired	808,990
Collateral upon return of securities loaned	52,559,674
Accrued fees to affiliates	632,860
Accrued trustees’ and officers’ fees and benefits	4,106
Accrued other operating expenses	48,899
Trustee deferred compensation and retirement plans	125,237
Total liabilities	60,381,021
Net assets applicable to shares outstanding	$857,007,358

Net assets consist of:
Shares of beneficial interest	$599,357,628
Undistributed net investment income (loss)	(8,315,372)
Undistributed net realized gain	31,306,795
Net unrealized appreciation	234,658,307
$857,007,358

Net Assets:
Class A	$522,088,525
Class B	$9,431,016
Class C	$59,115,331
Class Y	$105,445,110
Class R5	$46,598,759
Class R6	$114,328,617

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	46,957,567
Class B	950,236
Class C	6,372,017
Class Y	9,133,990
Class R5	4,019,796
Class R6	9,843,067
Class A:
Net asset value per share	$11.12
Maximum offering price per share
(Net asset value of $11.12 ÷ 94.50%)	$11.77
Class B:
Net asset value and offering price per share	$9.92
Class C:
Net asset value and offering price per share	$9.28
Class Y:
Net asset value and offering price per share	$11.54
Class R5:
Net asset value and offering price per share	$11.59
Class R6:
Net asset value and offering price per share	$11.62

*	At February 28, 2015, securities with an aggregate value of $51,015,536 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Small Cap Discovery Fund

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $9,542)	$1,597,666
Dividends from affiliated money market funds (includes securities lending income of $194,431)	198,987
Total investment income	1,796,653

Expenses:
Advisory fees	3,172,539
Administrative services fees	105,887
Custodian fees	9,147
Distribution fees:
Class A	618,018
Class B	11,693
Class C	259,438
Transfer agent fees — A, B, C and Y	807,692
Transfer agent fees — R5	22,279
Transfer agent fees — R6	1,060
Trustees’ and officers’ fees and benefits	19,113
Other	107,590
Total expenses	5,134,456
Less: Fees waived and expense offset arrangement(s)	(15,580)
Net expenses	5,118,876
Net investment income (loss)	(3,322,223)

Realized and unrealized gain from:
Net realized gain from investment securities	44,385,615
Change in net unrealized appreciation of investment securities	39,720,052
Net realized and unrealized gain	84,105,667
Net increase in net assets resulting from operations	$80,783,444

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Small Cap Discovery Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the year ended August 31, 2014

(Unaudited)

	February 28, 2015	August 31, 2014
Operations:
Net investment income (loss)	$(3,322,223)	$(7,306,432)
Net realized gain	44,385,615	145,820,748
Change in net unrealized appreciation (depreciation)	39,720,052	(25,746,767)
Net increase in net assets resulting from operations	80,783,444	112,767,549

Distributions to shareholders from net realized gains:
Class A	(73,267,898)	(83,192,368)
Class B	(1,515,016)	(1,952,149)
Class C	(9,251,581)	(9,359,747)
Class Y	(15,070,292)	(24,205,240)
Class R5	(6,371,266)	(6,651,766)
Class R6	(15,078,987)	(10,227,636)
Total distributions from net realized gains	(120,555,040)	(135,588,906)

Share transactions–net:
Class A	18,826,805	1,500,037
Class B	(172,234)	(1,951,636)
Class C	7,107,741	5,350,077
Class Y	(4,672,773)	(42,967,605)
Class R5	3,244,744	1,899,903
Class R6	9,263,721	39,545,974
Net increase in net assets resulting from share transactions	33,598,004	3,376,750
Net increase (decrease) in net assets	(6,173,592)	(19,444,607)

Net assets:
Beginning of period	863,180,950	882,625,557
End of period (includes undistributed net investment income (loss) of $(8,315,372) and $(4,993,149), respectively)	$857,007,358	$863,180,950

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Discovery Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based

10                         Invesco Small Cap Discovery Fund

on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

11                         Invesco Small Cap Discovery Fund

D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.80%
Next $500 million	0.75%
Over $1 billion	0.70%

For the six months ended February 28, 2015, the effective advisory fees incurred by the Fund was 0.78%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 1.75%, 1.75% and 1.75% of average daily net assets,

12                         Invesco Small Cap Discovery Fund

respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2015. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2015, the Adviser waived advisory fees of $14,931.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2015, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2015, IDI advised the Fund that IDI retained $36,265 in front-end sales commissions from the sale of Class A shares and $754, $866 and $530 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended February 28, 2015, the Fund incurred $7,623 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $649.

13                         Invesco Small Cap Discovery Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2015 was $200,760,520 and $335,625,768, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$239,088,742
Aggregate unrealized (depreciation) of investment securities	(6,437,231)
Net unrealized appreciation of investment securities	$232,651,511

Cost of investments for tax purposes is $670,927,079.

14                         Invesco Small Cap Discovery Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended February 28, 2015(a)		Year ended August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	4,083,401	$45,274,443	11,162,845	$136,194,937
Class B	7,524	76,740	39,041	438,517
Class C	516,178	4,760,883	1,160,335	12,325,902
Class Y	1,014,949	11,759,952	3,179,180	39,762,440
Class R5	89,282	994,655	326,211	4,170,947
Class R6	566,089	6,426,718	3,554,223	41,450,915

Issued as reinvestment of dividends:
Class A	7,017,482	70,244,991	7,095,938	80,255,054
Class B	160,889	1,438,345	182,437	1,873,622
Class C	1,051,442	8,800,570	906,196	8,880,723
Class Y	1,411,863	14,669,252	2,050,361	23,866,200
Class R5	610,714	6,369,745	570,336	6,650,122
Class R6	1,442,820	15,077,466	876,263	10,225,992

Automatic conversion of Class B shares to Class A shares:
Class A	65,470	728,881	205,429	2,466,712
Class B	(72,730)	(728,881)	(225,501)	(2,466,712)

Reacquired:
Class A	(8,828,107)	(97,421,510)	(18,171,031)	(217,416,666)
Class B	(96,160)	(958,438)	(161,282)	(1,797,063)
Class C	(685,972)	(6,453,712)	(1,521,901)	(15,856,548)
Class Y	(2,717,057)	(31,101,977)	(8,846,264)	(106,596,245)
Class R5	(368,518)	(4,119,656)	(725,066)	(8,921,166)
Class R6	(1,076,055)	(12,240,463)	(983,764)	(12,130,933)
Net increase in share activity	4,193,504	$33,598,004	673,986	$3,376,750

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Small Cap Discovery Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period(b)	Total return		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/15	$11.83	$(0.05)	$1.09	$1.04	$(1.75)	$11.12	10.40	%(d)	$522,089	1.33	%(e)	1.33	%(e)	(0.89	)%(e)	25%
Year ended 08/31/14	12.20	(0.10)	1.62	1.52	(1.89)	11.83	13.15	(d)	527,759	1.32		1.32		(0.85)		79
Year ended 08/31/13	10.85	(0.08)	2.56	2.48	(1.13)	12.20	25.31	(d)	540,979	1.32		1.33		(0.72)		70
Year ended 08/31/12	10.56	(0.08)	1.47	1.39	(1.10)	10.85	14.33	(d)	607,073	1.38		1.43		(0.80)		78
Year ended 08/31/11	8.74	(0.11)	1.93	1.82	—	10.56	20.82	(d)	820,988	1.38		1.42		(1.01)		114
Five months ended 08/31/10	9.62	(0.04)	(0.84)	(0.88)	—	8.74	(9.15	)(d)	691,456	1.34	(f)	1.34	(f)	(1.04	)(f)	63
Year ended 03/31/10	6.93	(0.09)	2.78	2.69	—	9.62	38.82	(g)	748,998	1.39		1.39		(1.04)		234
Class B
Six months ended 02/28/15	10.75	(0.04)	0.96	0.92	(1.75)	9.92	10.31	(d)(h)	9,431	1.33	(e)(h)	1.33	(e)(h)	(0.89	)(e)(h)	25
Year ended 08/31/14	11.25	(0.09)	1.48	1.39	(1.89)	10.75	13.11	(d)(h)	10,216	1.32	(h)	1.32	(h)	(0.85	)(h)	79
Year ended 08/31/13	10.09	(0.07)	2.36	2.29	(1.13)	11.25	25.34	(d)(h)	12,554	1.32	(h)	1.33	(h)	(0.72	)(h)	70
Year ended 08/31/12	9.89	(0.08)	1.38	1.30	(1.10)	10.09	14.40	(d)(h)	13,754	1.38	(h)	1.43	(h)	(0.80	)(h)	78
Year ended 08/31/11	8.18	(0.11)	1.82	1.71	—	9.89	20.90	(d)(h)	16,910	1.40	(h)	1.44	(h)	(1.03	)(h)	114
Five months ended 08/31/10	9.03	(0.05)	(0.80)	(0.85)	—	8.18	(9.41	)(d)(h)	19,249	1.63	(f)(h)	1.63	(f)(h)	(1.33	)(f)(h)	63
Year ended 03/31/10	6.51	(0.09)	2.61	2.52	—	9.03	38.71	(i)(j)	23,169	1.53	(j)	1.53	(j)	(1.19	)(j)	234
Class C
Six months ended 02/28/15	10.19	(0.07)	0.91	0.84	(1.75)	9.28	10.07	(d)(k)	59,115	2.04	(e)(k)	2.04	(e)(k)	(1.60	)(e)(k)	25
Year ended 08/31/14	10.83	(0.17)	1.42	1.25	(1.89)	10.19	12.21	(d)	55,961	2.07		2.07		(1.60)		79
Year ended 08/31/13	9.82	(0.15)	2.29	2.14	(1.13)	10.83	24.43	(d)	53,560	2.07		2.08		(1.47)		70
Year ended 08/31/12	9.73	(0.15)	1.34	1.19	(1.10)	9.82	13.43	(d)	48,486	2.13		2.18		(1.55)		78
Year ended 08/31/11	8.10	(0.17)	1.80	1.63	—	9.73	20.12	(d)(k)	51,212	2.06	(k)	2.10	(k)	(1.69	)(k)	114
Five months ended 08/31/10	8.95	(0.07)	(0.78)	(0.85)	—	8.10	(9.50	)(d)	53,673	2.09	(f)	2.09	(f)	(1.79	)(f)	63
Year ended 03/31/10	6.50	(0.14)	2.59	2.45	—	8.95	37.69	(l)	62,523	2.14		2.14		(1.79)		234
Class Y(m)
Six months ended 02/28/15	12.20	(0.04)	1.13	1.09	(1.75)	11.54	10.49	(d)	105,445	1.08	(e)	1.08	(e)	(0.64	)(e)	25
Year ended 08/31/14	12.50	(0.07)	1.66	1.59	(1.89)	12.20	13.42	(d)	114,973	1.07		1.07		(0.60)		79
Year ended 08/31/13	11.06	(0.05)	2.62	2.57	(1.13)	12.50	25.67	(d)	163,072	1.07		1.08		(0.47)		70
Year ended 08/31/12	10.72	(0.06)	1.50	1.44	(1.10)	11.06	14.60	(d)	206,367	1.13		1.18		(0.55)		78
Year ended 08/31/11	8.84	(0.09)	1.97	1.88	—	10.72	21.27	(d)	233,467	1.13		1.17		(0.76)		114
Five months ended 08/31/10	9.73	(0.03)	(0.86)	(0.89)	—	8.84	(9.15	)(d)	199,603	1.09	(f)	1.09	(f)	(0.80	)(f)	63
Year ended 03/31/10	6.99	(0.06)	2.80	2.74	—	9.73	39.20	(n)	267,593	1.14		1.14		(0.76)		234
Class R5
Six months ended 02/28/15	12.23	(0.03)	1.14	1.11	(1.75)	11.59	10.63	(d)	46,599	0.94	(e)	0.94	(e)	(0.50	)(e)	25
Year ended 08/31/14	12.52	(0.05)	1.65	1.60	(1.89)	12.23	13.49	(d)	45,126	0.94		0.94		(0.47)		79
Year ended 08/31/13(o)	11.48	(0.04)	2.21	2.17	(1.13)	12.52	21.25	(d)	44,037	0.93	(f)	0.94	(f)	(0.33	)(f)	70
Class R6
Six months ended 02/28/15	12.25	(0.02)	1.14	1.12	(1.75)	11.62	10.71	(d)	114,329	0.84	(e)	0.84	(e)	(0.40	)(e)	25
Year ended 08/31/14	12.52	(0.04)	1.66	1.62	(1.89)	12.25	13.67	(d)	109,145	0.84		0.84		(0.37)		79
Year ended 08/31/13(o)	11.48	(0.03)	2.20	2.17	(1.13)	12.52	21.25	(d)	68,425	0.83	(f)	0.84	(f)	(0.23	)(f)	70

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share, for fiscal years ended prior to August 31, 2013.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $498,512, $9,432, $54,673, $105,194, $44,942 and $106,936 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.25%, 0.25%, 0.25%, 0.27% and 0.54% for the six months ended February 28, 2015, and the years ended August 31, 2014, August 31, 2013, August 31, 2012, August 31, 2011 and the five months ended August 31, 2010, respectively.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.96% and 0.93% for the six months ended February 28, 2015 and the year ended August 31, 2011.
(l)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(m)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(n)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(o)	Commencement date of September 24, 2012 for Class R5 and Class R6 shares.

16                         Invesco Small Cap Discovery Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,104.00	$6.94	$1,018.20	$6.66	1.33%
B	1,000.00	1,104.20	6.94	1,018.20	6.66	1.33
C	1,000.00	1,100.70	10.63	1,014.68	10.19	2.04
Y	1,000.00	1,104.90	5.64	1,019.44	5.41	1.08
R5	1,000.00	1,105.40	4.91	1,020.13	4.71	0.94
R6	1,000.00	1,107.10	4.39	1,020.63	4.21	0.84

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Small Cap Discovery Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074	VK-SCD-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2015

Invesco Strategic Real Return Fund
Nasdaq:
A: SRRAX ■ C: SRRCX ■ R: SRRQX ■ Y: SRRYX ■ R5: SRRFX ■ R6: SRRSX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

8	Financial Statements

10	Notes to Financial Statements

16	Financial Highlights

17	Fund Expenses

18	Distribution Information

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/14 to 2/28/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–0.46%
Class C Shares	–0.73
Class R Shares	–0.58
Class Y Shares	–0.23
Class R5 Shares	–0.23
Class R6 Shares	–0.23
Bank of America Merrill Lynch Current 10 Year Treasury Index▼ (Broad Market Index)	4.14
Custom Strategic Real Return Index■ (Style-Specific Index)	–0.05
Lipper Inflation Protected Bond Fund Index¿ (Peer Group Index)	–1.32

Source(s): ▼Bloomberg L.P.; ■Invesco, Bloomberg L.P., FactSet Research Systems Inc.,

                  S&P Dow Jones Indices LLC; ¿Lipper Inc.

The Bank of America Merrill Lynch Current 10 Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the US government having a maturity of approximately 10 years.

    The Custom Strategic Real Return Index consists of 45% Bank of America Merrill Lynch US Inflation Linked Treasury Index, 30% S&P/LSTA Leveraged Loan Total Return Index and 25% Bank of America Merrill Lynch US High Yield Constrained Index.

    The Lipper Inflation Protected Bond Fund Index is an index based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper.

    The Bank of America Merrill Lynch US Inflation Linked Treasury Index is an unmanaged index composed of Treasury Inflation Protected Securities with at least $1 billion in outstanding face value, a remaining term to final maturity of greater than one year and that have interest and principal payments tied to inflation.

    The S&P/LSTA Leveraged Loan Total Return Index is a weekly total-return index that tracks the current outstanding balance and spread over Libor for fully funded term loans.

    The Bank of America Merrill Lynch US High Yield Constrained Index tracks the performance of below-investment-grade, US-dollar-denominated corporate bonds publicly issued in the US domestic market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns

As of 2/28/15, including maximum applicable sales charges

Class A Shares
Inception (4/30/14)	–0.62%

Class C Shares
Inception (4/30/14)	0.41%

Class R Shares
Inception (4/30/14)	1.78%

Class Y Shares
Inception (4/30/14)	2.26%

Class R5 Shares
Inception (4/30/14)	2.26%

Class R6 Shares
Inception (4/30/14)	2.26%

Cumulative Total Returns

As of 12/31/14, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/30/14)	–2.49%

Class C Shares
Inception (4/30/14)	–1.46%

Class R Shares
Inception (4/30/14)	–0.10%

Class Y Shares
Inception (4/30/14)	0.19%

Class R5 Shares
Inception (4/30/14)	0.19%

Class R6 Shares
Inception (4/30/14)	0.19%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.82%, 1.57%, 1.07%, 0.57%, 0.57%, and 0.57%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.83%, 2.58%, 2.08%, 1.58%, 1.55% and 1.50%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2015. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers by the adviser in effect through at least June 30, 2016. See current prospectus for more information.

2 Invesco Strategic Real Return Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3 Invesco Strategic Real Return Fund

Schedule of Investments(a)

February 28, 2015

(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities–45.21%
U.S. Treasury Bills–0.06%
0.08%, 08/20/15(b)(c)	$10,000	$9,997

U.S. Treasury Inflation — Indexed Notes–32.21%(d)
0.13%, 04/15/16	275,636	278,709
2.50%, 07/15/16	159,357	167,785
2.38%, 01/15/17	136,286	144,669
0.13%, 04/15/17	311,306	316,828
2.63%, 07/15/17	105,408	114,658
1.63%, 01/15/18	123,343	131,476
0.13%, 04/15/18	343,479	349,745
1.38%, 07/15/18	108,935	116,603
2.13%, 01/15/19	109,412	120,233
0.13%, 04/15/19	340,853	346,481
1.88%, 07/15/19	114,418	125,998
1.38%, 01/15/20	137,960	148,928
1.25%, 07/15/20	235,894	255,241
1.13%, 01/15/21	266,315	285,622
0.63%, 07/15/21	253,269	265,301
0.13%, 01/15/22	289,569	292,107
0.13%, 07/15/22	284,999	287,946
0.13%, 01/15/23	282,921	284,170
0.38%, 07/15/23	280,616	287,910
0.63%, 01/15/24	278,873	290,918
0.13%, 07/15/24	275,028	275,393
0.25%, 01/15/25	98,186	98,993
2.38%, 01/15/25	236,782	287,569
		5,273,283

U.S. Treasury Inflation — Indexed Bonds–12.94%(d)
2.00%, 01/15/26	160,963	191,115
2.38%, 01/15/27	133,957	165,857
1.75%, 01/15/28	116,615	136,735
3.63%, 04/15/28	165,571	234,400
2.50%, 01/15/29	102,847	131,797
3.88%, 04/15/29	187,191	275,895
3.38%, 04/15/32	43,673	64,251
2.13%, 02/15/40	116,291	156,233
2.13%, 02/15/41	173,774	235,960
0.75%, 02/15/42	164,257	167,542
0.63%, 02/15/43	157,346	155,405
1.38%, 02/15/44	158,245	187,627
0.75%, 02/15/45	14,955	15,259
		2,118,076
Total U.S. Treasury Securities (Cost $7,266,141)		7,401,356

	Shares	Value
Senior Loan Fund–30.35%
Fixed-Income Funds–30.35%
Invesco Floating Rate Fund–Class R6 (Cost $5,081,130)(e)	638,567	$4,968,048

	Principal Amount

U.S. Dollar Denominated Bonds and Notes–23.08%
Aerospace & Defense–0.12%
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/25(f)	$20,000	20,000

Airlines–0.19%
Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(f)	25,000	26,844
American Airlines Group Inc., Sr. Unsec. Gtd. Notes, 4.63%, 03/01/20(f)	5,000	5,031
		31,875

Apparel Retail–0.25%
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(f)	38,000	40,280

Asset Management & Custody Banks–0.04%
Alphabet Holding Co., Inc., Sr. Unsec. PIK Global Notes, 8.50%, 11/01/17(g)	7,000	6,895

Auto Parts & Equipment–0.92%
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	125,000	131,562
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	18,000	18,855
		150,417

Automotive Retail–0.01%
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	2,000	2,080

Broadcasting–0.16%
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(f)	25,000	25,438

Building Products–0.97%
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(f)	25,000	25,500
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	125,000	128,125
USG Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/25(f)	5,000	5,137
		158,762

Cable & Satellite–1.09%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/22	50,000	51,625
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	125,000	126,719
		178,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Casinos & Gaming–0.17%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	$25,000	$27,063

Coal & Consumable Fuels–0.04%
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	8,000	6,820

Commercial Printing–0.04%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(f)	6,000	6,255

Computer & Electronics Retail–0.12%
Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	22,000	19,030

Construction & Engineering–0.02%
AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(f)	3,000	3,177

Construction Machinery & Heavy Trucks–1.65%
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	125,000	127,812
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	82,000	83,435
Oshkosh Corp., Sr. Unsec. Gtd. Notes, 5.38%, 03/01/25(f)	58,000	59,595
		270,842

Construction Materials–0.25%
Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(f)	25,000	25,828
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(f)	15,000	15,075
		40,903

Consumer Finance–0.03%
Ally Financial Inc., Sr. Unsec. Global Notes, 5.13%, 09/30/24	4,000	4,240

Data Processing & Outsourced Services–0.58%
First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	81,000	94,466

Department Stores–0.20%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Notes, 6.00%, 04/01/22(f)	32,000	33,360

Distillers & Vintners–0.03%
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 4.75%, 11/15/24	5,000	5,363

Gas Utilities–0.05%
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Bonds, 5.75%, 03/01/25	4,000	4,090
Sr. Unsec. Global Notes, 5.50%, 06/01/24	4,000	4,080
		8,170

General Merchandise Stores–0.16%
Family Tree Escrow LLC, Sr. Sec. Notes, 5.75%, 03/01/23(f)	25,000	26,438

	Principal Amount	Value
Health Care Facilities–0.87%
HCA, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25	$7,000	$7,464
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/20	125,000	134,687
		142,151

Health Care Services–0.98%
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(f)	125,000	133,281
Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	25,000	26,469
		159,750

Home Improvement Retail–0.15%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(f)	25,000	24,750

Homebuilding–0.30%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	25,000	24,562
K. Hovnanian Enterprises Inc., Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(f)	25,000	23,750
		48,312

Household Products–0.81%
Reynolds Group Issuer Inc./LLC, Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	125,000	132,187

Independent Power Producers & Energy Traders–0.11%
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	9,000	9,158
5.50%, 02/01/24	9,000	9,056
		18,214

Industrial Machinery–0.01%
EnPro Industries, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 09/15/22(f)	2,000	2,065

Integrated Oil & Gas–0.17%
California Resources Corp., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/21(f)	30,000	27,525

Integrated Telecommunication Services–0.10%
CenturyLink, Inc., Series V, Sr. Unsec. Global Notes, 5.63%, 04/01/20	15,000	16,130

Internet Software & Services–1.47%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	75,000	79,875
EarthLink Holdings Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	102,000	105,570
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	52,000	54,600
		240,045

Metal & Glass Containers–0.40%
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	63,000	66,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–0.70%
Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	$123,000	$114,390

Oil & Gas Exploration & Production–1.40%
Antero Resources Corp., Sr. Unsec. Gtd. Notes, 5.13%, 12/01/22(f)	16,000	15,840
Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	10,000	10,100
Carrizo Oil & Gas, Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 10/15/18	10,000	10,475
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20	17,000	17,510
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/20	6,000	4,890
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	8,000	8,760
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	11,000	10,890
5.88%, 05/01/22	7,000	7,455
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/22	3,000	3,135
5.50%, 04/01/23	13,000	13,585
Sr. Unsec. Gtd. Notes, 6.50%, 01/15/22	3,000	3,225
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	18,000	16,920
Diamondback Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 10/01/21	12,000	12,660
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	6,000	6,225
9.50%, 02/15/19	11,000	11,522
Newfield Exploration Co., Sr. Unsec. Sub. Notes, 6.88%, 02/01/20	9,000	9,338
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(f)	12,000	12,360
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	7,000	7,175
SandRidge Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	10,000	7,450
7.50%, 02/15/23	3,000	2,175
8.75%, 01/15/20	5,000	3,900
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 01/01/23	5,000	5,175
Sr. Unsec. Notes, 6.13%, 11/15/22(f)	9,000	9,270
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/19	7,000	6,965
5.75%, 03/15/21	12,000	11,940
		228,940

Oil & Gas Storage & Transportation–0.55%
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	65,000	75,075

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 12/01/24	$4,000	$4,130
6.50%, 08/15/21	8,000	8,520
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22(f)	2,000	2,115
		89,840

Packaged Foods & Meats–0.05%
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	7,000	7,525

Paper Packaging–0.10%
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	2,000	2,093
4.88%, 11/15/22	14,000	14,647
		16,740

Paper Products–0.05%
Mercer International Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/19(f)	7,000	7,385

Personal Products–0.15%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	24,000	25,320

Pharmaceuticals–0.15%
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/23(f)	25,000	25,344

Renewable Electricity–0.07%
TerraForm Power Operating, LLC, Sr. Unsec. Gtd. Notes, 5.88%, 02/01/23(f)	11,000	11,495

Semiconductor Equipment–0.71%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	112,000	117,040

Specialized Consumer Services–0.16%
ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 08/15/20	25,000	26,719

Specialized Finance–1.70%
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	125,000	145,312
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	125,000	133,438
		278,750

Specialized REIT’s–0.80%
Crown Castle International Corp., Sr. Unsec. Notes, 4.88%, 04/15/22	125,000	131,250

Specialty Stores–0.35%
Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(f)	55,000	56,856

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Strategic Real Return Fund

	Principal Amount	Value
Steel–0.29%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	$12,000	$10,500
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 03/01/21	25,000	27,282
Cliffs Natural Resources Inc., Sr. Unsec. Global Notes, 5.90%, 03/15/20	13,000	9,490
		47,272

Technology Distributors–0.05%
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/23	8,000	8,080

Trading Companies & Distributors–0.95%
International Lease Finance Corp., Sr. Unsec. Notes, 8.25%, 12/15/20	125,000	155,937

Wireless Telecommunication Services–2.39%
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	125,000	116,406
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	20,000	18,900

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	$125,000	$121,094
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.84%, 04/28/23	125,000	134,375
		390,775
Total U.S. Dollar Denominated Bonds and Notes (Cost $3,728,444)		3,777,155

	Shares
Money Market Funds–2.14%
Liquid Assets Portfolio–Institutional Class(h)	175,136	175,136
Premier Portfolio–Institutional Class(h)	175,135	175,135
Total Money Market Funds (Cost $350,271)		350,271
TOTAL INVESTMENTS–100.78% (Cost $16,425,986)		16,496,830
OTHER ASSETS LESS LIABILITIES–(0.78)%		(127,188)
NET ASSETS–100.00%		$16,369,642

Investment Abbreviations:

Gtd.	– Guaranteed
PIK	– Payment in Kind
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount of security and interest payments are adjusted for inflation. See Note 1I.
(e)	Invesco Floating Rate Fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The value of this security as of February 28, 2015 represented 30.35% of the Fund’s Net Assets. See Note 5.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2015 was $669,994, which represented 4.09% of the Fund’s Net Assets.
(g)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc.	7.75%	8.50%

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets

as of February 28, 2015

U.S. Treasury Securities	45.2%
Common Stocks	30.3
U.S. Dollar Denominated Bonds and Notes	23.1
Money Market Funds Plus Other Assets Less Liabilities	1.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Strategic Real Return Fund

Statement of Assets and Liabilities

February 28, 2015

(Unaudited)

Assets:
Investments, at value (Cost $10,994,585)	$11,178,511
Investments in affiliates, at value (Cost $5,431,401)	5,318,319
Total investments, at value (Cost $16,425,986)	16,496,830
Receivable for:
Investments sold	130,852
Fund shares sold	2,946
Dividends and interest	92,491
Investment for trustee deferred compensation and retirement plans	2,601
Other assets	19,928
Total assets	16,745,648

Liabilities:
Payable for:
Investments purchased	320,313
Fund shares reacquired	506
Variation margin — futures	156
Accrued fees to affiliates	7,529
Accrued trustees’ and officers’ fees and benefits	2,979
Accrued other operating expenses	41,922
Trustee deferred compensation and retirement plans	2,601
Total liabilities	376,006
Net assets applicable to shares outstanding	$16,369,642

Net assets consist of:
Shares of beneficial interest	$16,521,104
Undistributed net investment income	(131,676)
Undistributed net realized gain (loss)	(90,972)
Net unrealized appreciation	71,186
$16,369,642

Net Assets:
Class A	$8,520,035
Class C	$425,366
Class R	$9,892
Class Y	$7,394,557
Class R5	$9,896
Class R6	$9,896

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	862,043
Class C	43,072
Class R	1,001
Class Y	748,001
Class R5	1,001
Class R6	1,001
Class A:
Net asset value per share	$9.88
Maximum offering price per share
(Net asset value of $9.88 ÷ 97.50%)	$10.13
Class C:
Net asset value and offering price per share	$9.88
Class R:
Net asset value and offering price per share	$9.88
Class Y:
Net asset value and offering price per share	$9.89
Class R5:
Net asset value and offering price per share	$9.89
Class R6:
Net asset value and offering price per share	$9.89

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Strategic Real Return Fund

Statement of Operations

For the six months ended February 28, 2015

(Unaudited)

Investment income:
Dividends from affiliates	$121,350
Interest	34,901
Total investment income	156,251

Expenses:
Advisory fees	31,133
Administrative services fees	24,795
Custodian fees	3,137
Distribution fees:
Class A	9,899
Class C	1,559
Class R	24
Transfer agent fees — A, C, R and Y	2,176
Transfer agent fees — R5	5
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	10,802
Registration and filing fees	46,440
Reports to shareholders	9,500
Professional services fees	23,559
Other	10,650
Total expenses	173,684
Less: Fees waived and expenses reimbursed	(135,719)
Net expenses	37,965
Net investment income	118,286

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(79,457)
Futures contracts	(13,948)
(93,405)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(71,697)
Futures contracts	69
(71,628)
Net realized and unrealized gain (loss)	(165,033)
Net increase (decrease) in net assets resulting from operations	$(46,747)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Strategic Real Return Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2015 and the period April 30, 2014 (commencement date) through August 31, 2014

(Unaudited)

	February 28, 2015	April 30, 2014 (commencement date) through August 31, 2014
Operations:
Net investment income	$118,286	$224,456
Net realized gain (loss)	(93,405)	4,055
Change in net unrealized appreciation (depreciation)	(71,628)	142,814
Net increase (decrease) in net assets resulting from operations	(46,747)	371,325

Distributions to shareholders from net investment income:
Class A	(145,714)	(101,299)
Class C	(4,265)	(114)
Class R	(169)	(127)
Class Y	(144,589)	(104,346)
Class R5	(193)	(140)
Class R6	(193)	(140)
Total distributions from net investment income	(295,123)	(206,166)

Share transactions–net:
Class A	812,419	7,797,368
Class C	372,708	53,818
Class R	—	10,010
Class Y	—	7,480,010
Class R5	—	10,010
Class R6	—	10,010
Net increase in net assets resulting from share transactions	1,185,127	15,361,226
Net increase in net assets	843,257	15,526,385

Net assets:
Beginning of period	15,526,385	—
End of period (includes undistributed net investment income of $(131,676) and $45,161, respectively)	$16,369,642	$15,526,385

Notes to Financial Statements

February 28, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Strategic Real Return Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek to mitigate the effects of unanticipated inflation and to provide current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a

10                         Invesco Strategic Real Return Fund

particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

11                         Invesco Strategic Real Return Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required

12                         Invesco Strategic Real Return Fund

upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.40%
Next $2.5 billion	0.35%
Over $3.5 billion	0.33%

For the six months ended February 28, 2015, the effective advisory fees incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.78%, 1.53%, 1.03%, 0.53%, 0.53% and 0.53%, respectively, of average daily net assets. Effective May 1, 2015 through December 31, 2015, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.79%, 1.54%, 1.04%, 0.54%, 0.54% and 0.54%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2016, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives on the Fund’s investments in certain affiliated funds.

For the six months ended February 28, 2015, the Adviser waived advisory fees and reimbursed fund level expenses of $133,533 and reimbursed class level expenses of $1,108, $44, $1, $1,023, $5 and $5 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average

13                         Invesco Strategic Real Return Fund

daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2015, IDI advised the Fund that IDI retained $1,093 in front-end sales commissions from the sale of Class A shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,318,319	$—	$—	$5,318,319
U.S. Treasury Securities	—	7,401,356	—	7,401,356
Corporate Debt Securities	—	3,777,155	—	3,777,155
	5,318,319	11,178,511	—	16,496,830
Futures Contracts*	342	—	—	342
Total Investments	$5,318,661	$11,178,511	$—	$16,497,172

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Interest rate risk:
Futures contracts(a)	$342	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain (Loss):
Interest rate risk	$(13,948)
Change in Unrealized Appreciation:
Interest rate risk	69
Total	$(13,879)

14                         Invesco Strategic Real Return Fund

The table below summarizes the average notional value futures contracts outstanding during the period.

Futures Contracts
Average notional value	$445,112

Open Futures Contracts — Interest Rate Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 10 Year Notes	Short	1	June-2015	$(127,797)	$342

NOTE 5—Investments in Affiliates

The Fund’s Adviser and the adviser for Invesco Floating Rate Fund are subsidiaries of Invesco Ltd. and therefore, Invesco Floating Rate Fund is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Floating Rate Fund for the six months ended February 28, 2015.

	Value 08/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 02/28/15	Dividend Income
Invesco Floating Rate Fund	$4,952,598	$121,551	$—	$(106,101)	$—	$4,968,048	$121,325

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital loss carryforwards will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2014.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2015 was $1,456,697 and $1,536,552, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $1,622,856 and $441,432, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$247,581
Aggregate unrealized (depreciation) of investment securities	(193,967)
Net unrealized appreciation of investment securities	$53,614

Cost of investments for tax purposes is $16,443,216.

15                         Invesco Strategic Real Return Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended February 28, 2015(a)		April 30, 2014 (commencement date) through August 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	89,067	$877,440	783,367	$7,836,144
Class C	40,177	396,652	5,340	53,818
Class R	—	—	1,001	10,010
Class Y	—	—	748,001	7,480,010
Class R5	—	—	1,001	10,010
Class R6	—	—	1,001	10,010

Issued as reinvestment of dividends:
Class A	1,022	10,011	165	1,666
Class C	420	4,112	—	—

Reacquired:
Class A	(7,578)	(75,032)	(4,000)	(40,442)
Class C	(2,865)	(28,056)	—	—
Net increase in share activity	120,243	$1,185,127	1,535,876	$15,361,226

(a)	91% of the outstanding shares of the Fund are owned by the Adviser.

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Less: Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 02/28/15	$10.11	$0.07	$(0.12)	$(0.05)	$(0.18)	$9.88	(0.46)%	$8,520	0.59	%(d)(e)	2.33	%(d)(e)	1.42	%(d)(e)	13%
Year ended 08/31/14(f)	10.00	0.14	0.10	0.24	(0.13)	10.11	2.44	7,880	0.59	(g)	2.87	(g)	4.21	(g)	13
Class C
Six months ended 02/28/15	10.10	0.03	(0.11)	(0.08)	(0.14)	9.88	(0.73)	425	1.34	(d)(e)	3.08	(d)(e)	0.67	(d)(e)	13
Year ended 08/31/14(f)	10.00	0.12	0.09	0.21	(0.11)	10.10	2.14	54	1.34	(g)	3.62	(g)	3.46	(g)	13
Class R
Six months ended 02/28/15	10.11	0.06	(0.12)	(0.06)	(0.17)	9.88	(0.58)	10	0.84	(d)(e)	2.58	(d)(e)	1.17	(d)(e)	13
Year ended 08/31/14(f)	10.00	0.14	0.10	0.24	(0.13)	10.11	2.37	10	0.84	(g)	3.12	(g)	3.96	(g)	13
Class Y
Six months ended 02/28/15	10.11	0.08	(0.11)	(0.03)	(0.19)	9.89	(0.23)	7,395	0.34	(d)(e)	2.08	(d)(e)	1.67	(d)(e)	13
Year ended 08/31/14(f)	10.00	0.15	0.10	0.25	(0.14)	10.11	2.50	7,563	0.34	(g)	2.62	(g)	4.46	(g)	13
Class R5
Six months ended 02/28/15	10.11	0.08	(0.11)	(0.03)	(0.19)	9.89	(0.23)	10	0.34	(d)(e)	2.16	(d)(e)	1.67	(d)(e)	13
Year ended 08/31/14(f)	10.00	0.15	0.10	0.25	(0.14)	10.11	2.50	10	0.34	(g)	2.68	(g)	4.46	(g)	13
Class R6
Six months ended 02/28/15	10.11	0.08	(0.11)	(0.03)	(0.19)	9.89	(0.23)	10	0.34	(d)(e)	2.16	(d)(e)	1.67	(d)(e)	13
Year ended 08/31/14(f)	10.00	0.15	0.10	0.25	(0.14)	10.11	2.50	10	0.34	(g)	2.68	(g)	4.46	(g)	13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $7,984, $314, $10, $7,367, $10 and $10 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.21%.
(f)	Commencement date of April 30, 2014.
(g)	Annualized

16                         Invesco Strategic Real Return Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2014 through February 28, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (09/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/15)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/15)	Expenses Paid During Period[2]
A	$1,000.00	$995.40	$2.92	$1,021.87	$2.96	0.59%
C	1,000.00	992.70	6.62	1,018.15	6.71	1.34
R	1,000.00	994.20	4.15	1,020.63	4.21	0.84
Y	1,000.00	997.70	1.68	1,023.11	1.71	0.34
R5	1,000.00	997.70	1.68	1,023.11	1.71	0.34
R6	1,000.00	997.70	1.68	1,023.11	1.71	0.34

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2014 through February 28, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Strategic Real Return Fund

Distribution Information

Correction Notice

Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in December of 2014. Subsequently, certain of these estimates have been corrected. Listed below is a written statement of the sources of this distribution, as corrected, on a generally accepted accounting principles (“GAAP”) basis.

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/12/2014	Class A	$0.0129	$0.000	$0.0206	$0.0335
12/12/2014	Class C	$0.0067	$0.000	$0.0206	$0.0273
12/12/2014	Class R	$0.0108	$0.000	$0.0206	$0.0314
12/12/2014	Class Y	$0.0149	$0.000	$0.0206	$0.0355
12/12/2014	Class R5	$0.0149	$0.000	$0.0206	$0.0355
12/12/2014	Class R6	$0.0149	$0.000	$0.0206	$0.0355

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. The tax treatment of distributions was set forth in a Form 1099-DIV for the 2014 calendar year. This information is being provided to comply with certain Securities and Exchange Commission requirements.

18                         Invesco Strategic Real Return Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s

Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-09913 and 333-36074                        SRR-SAR-1            Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of February 12, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2015 the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 8, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 8, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	May 8, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.